September 30, 1999

          Equity
          Portfolios
          Annual Report to Shareholders

 Not FDIC Insured
 May Lose Value
No Bank Guarantee

                                        BLACKROCK FUNDS (LOGO)
                                        PURE INVESTMENT STYLE(REGISTRATION MARK)
                                        [GRAPHIC OMITTED]

                                BLACKROCK FUNDS

                               EQUITY PORTFOLIOS

* Large Cap Value Equity
* Large Cap Growth Equity
* Mid-Cap Value Equity
* Mid-Cap Growth Equity
* Small Cap Value Equity
* Small Cap Growth Equity
* Micro-Cap Equity
* International Equity
* International Small Cap Equity
* International Emerging Markets
* Select Equity
* Index Equity
* Balanced

                               TABLE OF CONTENTS

SHAREHOLDER LETTER.............................................................1
PORTFOLIO SUMMARIES
      Large Cap Value Equity...................................................3
      Large Cap Growth Equity..................................................4
      Mid-Cap Value Equity.....................................................5
      Mid-Cap Growth Equity....................................................6
      Small Cap Value Equity...................................................7
      Small Cap Growth Equity..................................................8
      Micro-Cap Equity.........................................................9
      International Equity....................................................10
      International Small Cap Equity..........................................11
      International Emerging Markets..........................................12
      Select Equity...........................................................13
      Index Equity............................................................14
      Balanced................................................................15
      Note on Performance Information.........................................16
STATEMENTS OF NET ASSETS/SCHEDULES OF INVESTMENTS..........................17-54
      Large Cap Value Equity Statement of Assets & Liabilities................19
      Large Cap Growth Equity Statement of Assets & Liabilities...............22
      Mid-Cap Value Equity Statement of Assets & Liabilities..................25
      Mid-Cap Growth Equity Statement of Assets & Liabilities.................28
      Small Cap Growth Equity Statement of Assets & Liabilities...............34
      International Emerging Markets Statement of Assets & Liabilities........45
      Select Equity Statement of Assets & Liabilities.........................48
      Balanced Statement of Assets & Liabilities..............................55
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................56-57
      Statements of Changes in Net Assets..................................58-61
      Financial Highlights.................................................62-73
NOTES TO FINANCIAL STATEMENTS..............................................74-88
REPORT OF INDEPENDENT ACCOUNTANTS.............................................89
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT................................90-108

                                 BLACKROCK FUNDS
October 14, 1999

Dear Shareholder:

      We are pleased to present the Annual Report for the BlackRock Funds for the fiscal year ended September 30, 1999, our last annual report of the millenium.

      As we look ahead to the new millenium the future looks promising. While the Fed has indicated a bias to tightening, interest rates remain low and stable. Inflation still seems to be in check, despite a general consensus that world economies are strengthening. Over the past twelve months the S&P 500 moved ahead by 27.8%, and the Dow did even better, returning 34.0%. Broadly, stocks performed better than bonds over the same period, as the total return of the Lehman Aggregate Index was -0.38%.

      However, these numbers tell only part of the story. A closer look reveals that much of the equity market's performance was generated in the last quarter of 1998. As an example, the performance of the S&P 500 for the first nine months of 1999 is only 5.87%. Additionally, performance has been narrow, with the largest growth stocks (and, to some degree, the Internet sector) leading the way. In other words, it looks like the great bull market of recent years may have slowed its charge. It is still moving forward, but with less energy.

      What should investors do?

      We believe that the symbolism of the new millenium is appropriate for investors. The idea that we are marking the passing of 1,000 years of human history is a wonderful reminder of the virtue of patience.

      While we will be hearing much exaggeration and cosmic rhetoric about the "new age" of investing, we believe that this is a good time to call to mind a concept that has proven its worth over many years of investment history. This is the idea of "regression to the mean," which basically means that, over time, markets tend to perform as they have always performed.

      According to Ibbotson, from 1926 to 1998, the market for large company stocks as measured by the S&P 500 Index has returned 11.22% annually. This is a respectable return but significantly less generous than the S&P has been returning in recent years. Therefore, if you believe that markets will revert to their historical performance, this figure is a more realistic long-term planning tool. On the other hand, if you are mesmerized by the recent dazzling performance of internet stocks, 11.22% may look paltry.

      Will the concept of "regression to the mean" impact markets in the new millenium as it has in the past? Or have we really entered a new age in which valuations are based on new and non-traditional measures and that markets can continue to climb higher indefinitely. This is what some observers think. For example, consider that the total market capitalization of AOL is approximately $136 billion, which is nearly equal to the COMBINED market capitalizations of Dow Industrial components J.P. Morgan, Alcoa, General Motors and Philip Morris. There is even a best-selling book titled "Dow 36,000" whose authors believe that the DJIA should be three times as high because they believe that "old" methods of valuation are out of date and do not reflect the realities of the new information economy. Of course we cannot predict the future, but we believe that while certain factors may change, markets will continue to fluctuate in the future as they have in the past.

                                 BLACKROCK FUNDS

      BlackRock was founded on the belief that adhering to a disciplined investment approach that seeks to manage risk rather than attempt to time the markets will add value to client portfolios. That's why we continue to believe that the best course of action in the new millenium is the same as it was in the old: 1) work with your financial adviser to set your goals; 2) plan and implement a sensible asset allocation that meets your goals and fits with your personal ability to tolerate risk; and 3) consult with your financial advisor to make ongoing adjustments.

      We also believe that mutual funds, which provide a diversified investment portfolio and professional management, may be the most appropriate investment vehicle for individual investors.

      BlackRock Funds takes pride in the completeness of its mutual fund offerings. We currently offer 36 different portfolios which can meet the needs of virtually any investor regardless of investment goal and risk tolerance. In addition to the traditional asset classes, we also offer funds such as International Small Cap Equity, Micro-Cap Equity and High Yield Bond for investors that are interested in more specialized markets.

      Continued thanks for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/ KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                        LARGE CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $2.4 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO WAS REWARDED FOR ITS OVERWEIGHT IN THE ENERGY SECTOR DURING THE PERIOD, AS ONGOING INDUSTRY CONSOLIDATION AND HIGHER OIL PRICES SPARKED INVESTOR INTEREST. ADDITIONALLY, CONSOLIDATION IN THE TELECOMMUNICATIONS INDUSTRY LED TO HIGHER VALUATIONS IN THAT SECTOR.
     (BULLET)VALUE STOCKS CAME BACK INTO FAVOR IN THE SECOND QUARTER OF 1999, WITH MOST OF THE INVESTOR ATTENTION DIRECTED AT THE LARGEST CAPITALIZATION VALUE STOCKS. TRADITIONALLY, VALUE STOCKS HAVE PERFORMED BETTER IN A RISING INTEREST RATE ENVIRONMENT, HOWEVER MOST OF THE MARKET'S ENTHUSIASM FOR VALUE STOCKS WAS SHRUGGED OFF EVEN AS INTEREST RATES ROSE IN THE THIRD QUARTER OF 1999.
     (BULLET)AFTER ADDING SOME NAMES IN TRADITIONAL GROWTH SECTORS, SUCH AS TECHNOLOGY, TO THE PORTFOLIO DURING THE MARKET'S WEAKNESS DURING THE SUMMER AND FALL OF 1998, THE MANAGER SCALED BACK THOSE POSITIONS AS VALUATIONS IN THOSE SECTORS SOARED.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE
    EQUITY PORTFOLIO AND RUSSELL 1000 VALUE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


       Institutional  Service  Investor A  Investor B  Investor C  Russell 1000
          Class        Class      Class       Class       Class     Value Index
4/20/92  $10,000      $10,000    $9,550     $10,000     $10,000       $10,000
Jun-92     9,831        9,831     9,388       9,831       9,831         9,842
Sep-92     9,882        9,882     9,437       9,882       9,882         9,899
Dec-92    10,457       10,457     9,986      10,457      10,457        10,476
Mar-93    11,342       11,342    10,832      11,342      11,342        11,333
Jun-93    11,414       11,414    10,901      11,414      11,414        11,575
Sep-93    12,048       12,042    11,508      12,050      12,050        12,044
Dec-93    12,338       12,327    11,768      12,322      12,322        11,919
Mar-94    11,871       11,853    11,313      11,846      11,846        11,410
Jun-94    12,045       12,021    11,459      11,999      11,999        11,385
Sep-94    12,501       12,466    11,891      12,452      12,452        11,568
Dec-94    12,474       12,432    11,854      12,413      12,413        11,265
Mar-95    13,546       13,494    12,862      13,468      13,468        12,224
Jun-95    14,616       14,549    13,863      14,516      14,516        13,197
Sep-95    15,716       15,633    14,890      15,591      15,591        14,232
Dec-95    16,823       16,722    15,921      16,672      16,672        15,060
Mar-96    17,778       17,659    16,807      17,581      17,581        15,794
Jun-96    18,388       18,253    17,372      18,132      18,132        15,945
Sep-96    19,018       18,864    17,947      18,705      18,705        16,285
Dec-96    20,894       20,698    19,712      20,485      20,485        17,770
Mar-97    21,243       21,044    20,007      20,363      20,363        18,119
Jun-97    24,155       23,900    22,716      23,671      23,671        20,649
Sep-97    26,177       25,883    24,592      25,579      25,579        22,561
Dec-97    26,876       26,554    25,236      26,195      26,195        23,445
Mar-98    30,252       29,905    28,361      29,375      29,375        26,068
Jun-98    29,798       29,417    27,907      28,852      28,852        26,185
Sep-98    25,581       25,237    23,947      24,698      24,698        23,153
Dec-98    29,692       29,273    27,752      28,560      28,560        26,996
Mar-99    30,031       29,583    28,041      28,795      28,795        27,385
Jun-99.   33,457       32,917    31,195      31,982      31,982        30,472
Sep-99.   29,516       29,033    27,502      27,294      28,138        27,488


                      For period ending September 30, 1999

                           AVERAGE ANNUAL TOTAL RETUR

                                     1 YEAR     3 YEAR    5 YEAR  FROM INCEPTION
                                     ------     ------    ------  --------------
  Institutional Class                15.38%     15.79%    18.75%       15.65%
  Service Class                      15.03%     15.46%    18.42%       15.38%
  Investor A Class (Load Adjusted)    9.69%     13.54%    17.17%       14.55%
  Investor A Class (NAV)             14.85%     15.28%    18.25%       15.26%
  Investor B Class (Load Adjusted)    8.80%     13.02%    17.11%       14.82%
  Investor B Class (NAV)             13.93%     14.37%    17.58%       14.82%
  Investor C Class (Load Adjusted)   12.79%     14.37%    17.58%       14.82%
  Investor C Class (NAV)             13.93%     14.37%    17.58%       14.82%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/2/92; Service Shares, 7/29/93; Investor B Shares, 1/18/96; and Investor C Shares, 8/16/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                        LARGE CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/99)
     $1.5 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)DURING THE PERIOD, GROWTH STOCKS OUTPERFORMED VALUE STOCKS IN THE LARGE CAP ARENA, AS INVESTORS CONTINUED TO FAVOR LARGE CAP STOCKS AND TECHNOLOGY COMPANIES. THE PORTFOLIO'S OVERWEIGHT TO THE TECHNOLOGY SECTOR CONTRIBUTED TO THE PORTFOLIO'S OUTPERFORMANCE VERSUS THE RUSSELL 1000 GROWTH INDEX.
     (BULLET)THE PORTFOLIO'S LARGEST SECTOR ALLOCATIONS OVER THE PERIOD WERE TECHNOLOGY AND HEALTHCARE. THE MANAGER MAINTAINED A FAVORABLE VIEW OF TECHNOLOGY STOCKS BECAUSE OF UPSIDE EARNINGS SURPRISES, WHICH HELPED DRIVE TECHNOLOGY COMPANY STOCK PRICES HIGHER.
     (BULLET)ADDITIONALLY, STOCK SELECTION AIDED PERFORMANCE AS SEVERAL OF THE MANAGER'S SIGNIFICANT POSITIONS OUTPERFORMED. STRONG PERFORMERS INCLUDED GENERAL ELECTRIC CO., MICROSOFT CORP. AND CISCO SYSTEMS, INC.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended Septermber 30, 1999, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH
   EQUITY PORTFOLIO AND RUSSELL 1000 GROWTH INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       Institutional  Service  Investor A  Investor B  Investor C   Russell 1000
          Class        Class     Class       Class       Class      Growth Index
11/1/89  $10,000      $10,000   $ 9,550     $10,000     $10,000       $10,000
Dec-89    10,825       10,825    10,338      10,825      10,825        10,396
Mar-90    10,493       10,493    10,021      10,493      10,493        10,053
Jun-90    10,987       10,987    10,493      10,987      10,987        10,651
Sep-90    10,040       10,040     9,589      10,040      10,040         9,096
Dec-90    10,603       10,603    10,126      10,603      10,603         9,963
Mar-91    11,397       11,397    10,884      11,397      11,397        11,510
Jun-91    11,304       11,304    10,795      11,304      11,304        11,459
Sep-91    11,993       11,993    11,454      11,993      11,993        12,167
Dec-91    13,361       13,361    12,760      13,361      13,361        13,254
Mar-92    12,389       12,389    11,831      12,389      12,389        12,967
Jun-92    12,455       12,455    11,894      12,455      12,455        13,148
Sep-92    12,581       12,581    12,014      12,581      12,581        13,579
Dec-92    13,228       13,228    12,631      13,228      13,228        14,451
Mar-93    13,473       13,473    12,865      13,473      13,473        15,053
Jun-93    13,912       13,912    13,271      13,912      13,912        15,157
Sep-93    15,371       15,371    14,651      15,371      15,371        15,646
Dec-93    15,039       15,039    14,338      15,039      15,039        15,919
Mar-94    13,859       13,859    13,200      13,859      13,859        15,290
Jun-94    13,001       13,001    12,370      13,001      13,001        15,260
Sep-94    136,57       13,657    12,983      13,657      13,657        16,041
Dec-94    13,525       13,525    12,841      13,525      13,525        15,979
Mar-95    14,755       14,755    13,997      14,755      14,755        17,499
Jun-95    16,075       16,075    15,237      16,075      16,075        19,147
Sep-95    17,737       17,737    16,781      17,737      17,737        20,853
Dec-95    18,183       18,183    17,192      18,183      18,183        22,012
Mar-96    19,333       19,333    18,267      19,333      19,333        23,226
Jun-96    20,471       20,471    19,315      20,447      20,447        24,171
Sep-96    21,048       21,048    19,833      20,954      20,954        24,958
Dec-96    21,884       21,884    20,591      21,727      21,727        26,948
Mar-97    21,746       21,746    20,451      21,521      21,521        27,365
Jun-97    25,867       25,858    24,304      25,534      25,534        32,540
Sep-97    28,140       28,115    26,412      27,697      27,697        34,987
Dec-97    28,104       28,051    26,335      27,567      27,567        36,040
Mar-98    32,837       32,752    30,725      32,162      32,096        40,859
Jun-98    34,918       34,793    32,642      34,169      34,032        42,710
Sep-98    31,451       31,303    29,358      30,732      30,557        38,827
Dec-98    39,716       39,523    37,039      38,771      38,480        49,210
Mar-99    42,850       42,590    39,905      41,774      41,367        52,339
Jun-99    43,643       43,361    40,612      42,442      42,028        54,354
Sep-99    42,604       42,290    39,605      40,062      40,898        52,360


                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 YEAR    3 YEAR    5 YEAR   FROM INCEPTION
                                    ------    ------    ------   --------------
  Institutional Class               35.46%    26.49%    25.55%        15.73%
  Service Class                     35.10%    26.12%    25.17%        15.54%
  Investor A Class (Load Adjusted)  28.84%    24.03%    23.85%        14.88%
  Investor A Class (NAV)            34.91%    25.94%    24.99%        15.41%
  Investor B Class (Load Adjusted)  27.81%    23.49%    23.77%        15.08%
  Investor B Class (NAV)            33.83%    24.97%    24.27%        15.08%
  Investor C Class (Load Adjusted)  32.49%    24.97%    24.27%        15.08%
  Investor C Class (NAV)            33.83%    24.97%    24.27%        15.08%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 3/14/92; Service Shares, 7/29/93; Investor B Shares, 1/24/96; and Investor C Shares, 1/24/97. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                         MID-CAP VALUE EQUITY PORTFOLIO


TOTAL NET ASSETS (9/30/99):
     $284.6 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID CAP VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $10 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)INVESTORS EMPHASIZED LARGER CAPITALIZATION STOCKS DURING THE ANNUAL PERIOD, HAMPERING THE RELATIVE PERFORMANCE OF SMALL AND MID-CAPITALIZATION STOCKS.
     (BULLET)DESPITE THE MANAGER'S DECISION TO OVERWEIGHT STRONG PERFORMING TECHNOLOGY AND ENERGY STOCKS RELATIVE TO THE RUSSELL MID CAP VALUE INDEX, THE PORTFOLIO'S POSITIONS IN THE BANKING AND HEALTHCARE SECTORS UNDERMINED OVERALL PERFORMANCE AS THOSE SECTORS LAGGED.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.


   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL MID CAP VALUE INDEX FROM INCEPTION AND AT EACH
                                  QUARTER-END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                      Russell
       Institutional  Service  Investor A  Investor B  Investor C     Mid Cap
          Class        Class     Class       Class       Class      Value Index
Dec-96   $10,000      $10,000  $ 9,550      $10,000     $10,000       $10,000
Mar-97    10,084       10,071    9,617       10,065      10,065        10,170
Jun-97    11,383       11,363   10,838       11,328      11,328        11,450
Sep-97    12,910       12,881   12,273       12,823      12,823        12,910
Dec-97    12,856       12,819   12,218       12,741      12,741        13,436
Mar-98    14,288       14,240   13,558       14,126      14,126        14,778
Jun-98    13,475       13,418   12,765       13,269      13,269        14,398
Sep-98    11,144       11,086   10,548       10,944      10,944        12,433
Dec-98    12,670       12,588   11,971       12,401      12,401        14,119
Mar-99    11,997       11,908   11,328       11,709      11,709        13,680
Jun-99    13,480       13,372   12,717       13,114      13,114        15,209
Sep-99    12,001       11,893   11,300       11,229      11,636        13,591


                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                            1 YEAR       FROM INCEPTION
                                            ------       --------------
  Institutional Class                        7.68%            6.83%
  Service Class                              7.29%            6.48%
  Investor A Class (Load Adjusted)           2.32%            4.53%
  Investor A Class (NAV)                     7.14%            6.29%
  Investor B Class (Load Adjusted)           1.51%            4.29%
  Investor B Class (NAV)                     6.33%            5.64%
  Investor C Class (Load Adjusted)           5.27%            5.64%
  Investor C Class (NAV)                     6.33%            5.64%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                         MID-CAP GROWTH EQUITY PORTFOLIO


TOTAL NET ASSETS (9/30/99):
     $435.8 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID CAP GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)DURING THE PERIOD, GROWTH STOCKS OUTPERFORMED VALUE STOCKS IN THE MID-CAP ARENA. ALTHOUGH INVESTORS GENERALLY FAVORED LARGER CAPITALIZATION STOCKS, THE RUSSELL MID CAP GROWTH INDEX OUTPERFORMED THE RUSSELL 1000 GROWTH INDEX.
     (BULLET)THE PORTFOLIO'S OVERWEIGHTS IN THE TECHNOLOGY, CONSUMER SERVICES AND COMMERCIAL SERVICES SECTORS AND AN UNDERWEIGHT POSITION IN THE HEALTHCARE SECTOR ALL CONTRIBUTED TO POSITIVE PERFORMANCE.
     (BULLET)ADDITIONALLY, STRONG STOCK SELECTION IN ELECTRONIC SERVICES ADDED TO OVERALL RETURN, AS STOCKS SUCH AS LEGATO AND BROADVISION HAD A POSITIVE IMPACT ON THE PORTFOLIO'S TOTAL RETURN.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF THE CHANGE IN VALUE OS A $10,000 INVESTMENT IN THE MID-CAP GROWTH
   EQUITY PORTFOLIO AND THE RUSSELL MID CAP GROWTH INDEX FROM INCEPTION AND AT
                               EACH QUARTER-END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                      Russell
        Institutional  Service  Investor A  Investor B  Investor C     Mid Cap
           Class        Class     Class       Class       Class     Growth Index
12/27/96  $10,000      $10,000   $9,550      $10,000     $10,000      $10,000
Mar-97      8,894        8,930    8,519        8,920       8,920        9,635
Jun-97     10,528       10,550   10,066       10,530      10,530       11,053
Sep-97     12,151       12,170   11,594       12,110      12,110       12,600
Dec-97     11,474       11,480   10,944       11,400      11,400       12,253
Mar-98     12,911       12,913   12,293       12,782      12,782       13,741
Jun-98     13,081       13,074   12,446       12,913      12,913       13,732
Sep-98     11,173       11,158   10,615       10,997      10,997       11,439
Dec-98     14,036       14,003   13,313       13,771      13,771       14,468
Mar-99     15,986       15,940   15,153       15,649      15,649       14,963
Jun-99     17,986       17,927   17,021       17,556      17,556       16,522
Sep-99     19,213       19,128   18,158       18,033      18,687       15,694


                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                            1 YEAR       FROM INCEPTION
                                            ------       --------------
  Institutional Class                       71.94%           26.87%
  Service Class                             71.43%           26.49%
  Investor A Class (Load Adjusted)          63.34%           24.14%
  Investor A Class (NAV)                    71.05%           26.22%
  Investor B Class (Load Adjusted)          62.29%           23.81%
  Investor B Class (NAV)                    69.91%           25.42%
  Investor C Class (Load Adjusted)          68.21%           25.42%
  Investor C Class (NAV)                    69.91%           25.42%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                        SMALL CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $646.1 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)AFTER A SHORT REPRIEVE IN THE FIRST HALF OF 1999, SMALL CAP VALUE STOCK VALUATIONS VERSUS LARGE CAP VALUE STOCKS FELL TO RECORD LEVELS DURING THE PERIOD. INVESTORS PLACED A PREMIUM ON STOCK CHARACTERISTICS OUTSIDE THE PORTFOLIO'S AREAS OF EMPHASIS, AS INVESTORS PAID FOR LARGE CAPITALIZATION STOCKS, LIQUIDITY AND, ABOVE ALL, TECHNOLOGY COMPANIES. TRUE TO THE PORTFOLIO'S STATED INVESTMENT APPROACH, THE MANAGER CONTINUED TO PURSUE THE STRONGEST VALUE COMPANIES IN THE SMALL CAP ARENA.
     (BULLET)THE MANAGER REDUCED THE PORTFOLIO'S EXPOSURE TO FINANCIAL STOCKS AND HEALTHCARE, WHICH HAVE BEEN AMONG THE WEAKER SECTORS, AND REDEPLOYED ASSETS INTO THE TECHNOLOGY AND ENERGY SECTORS, WHICH THE MANAGER BELIEVED OFFERED ATTRACTIVE VALUATIONS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        Institutional  Service  Investor A  Investor B  Investor C  Russell 2000
           Class        Class     Class       Class       Class      Value Index
4/13/92   $10,000      $10,000   $ 9,550     $10,000     $10,000       $10,000
Jun-92      9,680        9,680     9,244       9,680       9,680         9,657
Sep-92     10,151       10,151     9,694      10,151      10,151         9,933
Dec-92     11,686       11,686    11,160      11,686      11,686        11,416
Mar-93     12,412       12,412    11,854      12,412      12,412        11,903
Jun-93     12,251       12,251    11,699      12,251      12,251        12,162
Sep-93     13,233       13,232    12,637      13,232      13,232        13,225
Dec-93     13,866       13,856    13,228      13,851      13,851        13,596
Mar-94     13,608       13,599    12,973      13,584      13,584        13,236
Jun-94     13,349       13,322    12,707      13,306      13,306        12,720
Sep-94     14,061       14,022    13,378      14,009      14,009        13,603
Dec-94     13,800       13,768    13,125      13,733      13,733        13,350
Mar-95     14,256       14,212    13,548      14,154      14,154        13,965
Jun-95     15,085       15,028    14,311      14,933      14,933        15,274
Sep-95     16,513       16,428    15,644      16,297      16,297        16,783
Dec-95     16,994       16,898    16,091      16,732      16,732        17,147
Mar-96     17,903       17,797    16,923      17,583      17,583        18,023
Jun-96     18,519       18,383    17,474      18,123      18,123        18,925
Sep-96     18,599       18,449    17,530      18,146      18,146        18,991
Dec-96     20,369       20,203    19,203      19,829      19,829        19,979
Mar-97     20,206       20,015    19,016      19,210      19,210        18,946
Jun-97     24,603       24,362    23,139      23,325      23,325        21,805
Sep-97     30,016       29,686    28,184      28,370      28,370        24,616
Dec-97     30,280       29,911    28,392      28,534      28,534        25,030
Mar-98     32,657       32,241    30,578      30,677      30,677        27,120
Jun-98     30,942       30,507    28,939      28,966      28,966        26,141
Sep-98     24,902       24,540    23,270      23,239      23,239        21,467
Dec-98     28,396       27,965    26,512      26,425      26,425        23,414
Mar-99     24,225       23,835    22,572      22,483      22,483        21,145
Jun-99     28,416       27,939    26,445      26,280      26,280        24,644
Sep-99     26,202       25,738    24,369      23,671      24,154        22,715


                      For period ending September 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                     1 YEAR   3 YEAR     5 YEAR   FROM INCEPTION
                                     ------   ------     ------   --------------
  Institutional Class                 5.22%    8.76%     11.22%       12.39%
  Service Class                       4.88%    8.41%     10.89%       12.12%
  Investor A Class (Load Adjusted)    0.01%    6.64%      9.71%       11.30%
  Investor A Class (NAV)              4.71%    8.28%     10.72%       11.99%
  Investor B Class (Load Adjusted)   (0.72)%   6.17%      9.50%       11.47%
  Investor B Class (NAV)              3.93%    7.44%      9.94%       11.47%
  Investor C Class (Load Adjusted)    2.89%    7.44%      9.94%       11.47%
  Investor C Class (NAV)              3.93%    7.44%      9.94%       11.47%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/13/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 10/1/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                        SMALL CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $1.7 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)DURING THE PERIOD, GROWTH STOCKS CONTINUED TO OUTPERFORM THEIR VALUE COUNTERPARTS. THE PORTFOLIO HAS OUTPERFORMED ITS BENCHMARK FOR THE 1-YEAR, 3-YEAR AND 5-YEAR PERIODS.
     (BULLET)THE PORTFOLIO'S LARGEST SECTOR ALLOCATIONS WERE TECHNOLOGY, HEALTHCARE AND CONSUMER SERVICES DUE TO STRONG FUNDAMENTALS. THE PORTFOLIO'S SIGNIFICANT OVERWEIGHT TO THE TECHNOLOGY SECTOR AND MODEST OVERWEIGHT TO THE HEALTHCARE SECTOR ENHANCED PERFORMANCE DURING THE PERIOD. TECHNOLOGY, WHICH IS A TRADITIONAL GROWTH SECTOR, CONTINUED TO BE THE LARGEST SECTOR ALLOCATION AND THE MANAGER EXPECTS THIS TO REMAIN TRUE GOING FORWARD.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        Institutional  Service  Investor A  Investor B  Investor C  Russell 2000
           Class        Class     Class       Class       Class     Growth Index
9/14/93  $10,000       $10,000   $ 9,550     $10,000     $10,000      $10,000
Sep-93    10,470        10,470     9,956      10,470      10,470       10,141
Dec-93    10,379        10,374     9,904      10,371      10,371       10,407
Mar-94     9,858         9,854     9,398       9,841       9,841        9,984
Jun-94     9,169         9,143     8,729       9,141       9,141        9,357
Sep-94    10,170        10,144     9,666      10,121      10,121       10,231
Dec-94    10,990        10,955    10,439      10,931      10,931       10,155
Mar-95    11,672        11,635    11,079      11,601      11,601       10,711
Jun-95    13,195        13,146    12,512      13,101      13,101       11,773
Sep-95    15,100        15,026    14,307      14,981      14,981       13,111
Dec-95    16,213        16,066    15,282      16,002      16,002       13,304
Mar-96    18,291        18,107    17,221      17,993      17,993       14,069
Jun-96    20,941        20,719    19,695      20,534      20,534       14,891
Sep-96    22,025        21,809    20,717      21,535      21,535       14,763
Dec-96    21,332        21,110    20,040      20,784      20,784       14,803
Mar-97    17,182        16,989    16,114      16,190      16,190       13,240
Jun-97    20,921        20,678    19,608      20,267      20,267       15,564
Sep-97    25,524        25,197    23,883      24,650      24,650       18,197
Dec-97    23,293        22,964    21,772      22,449      22,449       16,705
Mar-98    25,534        25,153    23,829      24,528      24,528       18,689
Jun-98    24,566        24,177    22,909      23,517      23,517       17,615
Sep-98    19,923        19,552    18,554      19,006      19,006       13,676
Dec-98    25,009        24,516    23,256      23,788      23,788       16,909
Mar-99    25,692        25,173    23,884      24,369      24,369       16,625
Mar-99    26,841        26,273    24,923      25,380      25,380       19,077
Mar-99    28,878        28,257    26,787      26,416      27,233       18,139


                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                      1 YEAR   3 YEAR   5 YEAR  FROM INCEPTION
                                      ------   ------   ------  --------------
  Institutional Class                 44.95%    9.45%   23.22%      19.18%
  Service Class                       44.52%    9.02%   22.74%      18.75%
  Investor A Class (Load Adjusted)    37.85%    7.29%   21.49%      17.70%
  Investor A Class (NAV)              44.37%    8.94%   22.61%      18.60%
  Investor B Class (Load Adjusted)    36.82%    6.86%   21.40%      18.02%
  Investor B Class (NAV)              43.28%    8.14%   21.89%      18.02%
  Investor C Class (Load Adjusted)    41.85%    8.14%   21.89%      18.02%
  Investor C Class (NAV)              43.28%    8.14%   21.89%      18.02%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/14/93; Service and Investor A Shares, 9/15/93; Investor B Shares, 1/18/96; and Investor C Shares, 9/6/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                           MICRO-CAP EQUITY PORTFOLIO


TOTAL NET ASSETS (9/30/99):
     $147.7 MILLION

PERFORMANCE BENCHMARK:
     WILSHIRE MICRO CAP INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS BETWEEN $25 MILLION AND $300 MILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO HAS SIGNIFICANTLY OUTPERFORMED ITS BENCHMARK SINCE ITS MAY 1998 INCEPTION. TECHNOLOGY CONTINUES TO BE THE PORTFOLIO'S LARGEST SECTOR ALLOCATION, COMPRISING APPROXIMATELY 40% OF THE PORTFOLIO AT THE END OF THE PERIOD.
     (BULLET)THE OVERWEIGHT TO THE TECHNOLOGY SECTOR, IN ADDITION TO UNDERWEIGHT POSITIONS IN CONSUMER NON-DURABLES, TRANSPORTATION AND MANUFACTURING CONTRIBUTED TO THE PORTFOLIO'S OUTPERFORMANCE. ADDITIONALLY, THE MANAGER'S PARTICIPATION IN INTERNET STOCKS AND IPOS DURING THE PERIOD ALSO HELPED DRIVE PERFORMANCE.
     (BULLET)THE STRONG PERFORMERS IN THE PORTFOLIO DURING THE PERIOD INCLUDED UNITED THERAPUTICS CORPORATION AND EMULEX CORPORATION.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended Septermber 30, 1999, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MICRO-CAP EQUITY
     PORTFOLIO AND THE WILSHIRE MICRO CAP INDEX FROM INCEPTION AND AT EACH
                                  QUARTER-END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        Institutional  Service  Investor A  Investor B  Investor C   Whilshire
           Class        Class     Class       Class       Class      Micro Cap
  5/1/98  $10,000      $10,000   $ 9,550     $10,000     $10,000     $10,000
 5/31/98   10,570       10,570    10,042      10,570      10,570       9,506
 6/30/98   10,951       10,951    10,403      10,951      10,951       9,461
 7/31/98   10,861       10,861    10,318      10,861      10,861       8,860
 8/31/98    8,710        8,710     8,275       8,701       8,701       6,995
 9/30/98    9,391        9,391     8,911       9,370       9,370       7,251
10/31/98    9,051        9,051     8,589       9,020       9,020       7,404
11/30/98   10,960       10,950    10,394      10,910      10,910       7,974
12/31/98   13,031       13,010    12,351      12,960      12,960       9,017
 1/31/99   13,880       13,860    13,159      13,789      13,789       9,431
 2/28/99   13,131       13,110    12,446      13,039      13,039       8,785
 3/31/99   15,880       15,850    15,039      15,739      15,582       8,308
 4/30/99   16,700       16,660    15,809      16,539      16,373       8,573
 5/31/99   17,061       17,020    16,151      16,889      16,721       8,783
 6/30/99   20,950       20,811    19,819      20,710      20,503       9,495
 7/31/99   21,520       21,379    20,350      21,261      21,048       9,588
 8/31/99   23,799       23,630    22,497      23,480      23,246       9,298
 9/30/99   24,730       24,547    23,372      23,404      24,136       9,178


                      For period ending September 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                         1 YEAR              FROM INCEPTION
                                         ------              --------------
  Institutional Class                    163.37%                 89.35%
  Service Class                          162.41%                 88.87%
  Investor A Class (Load Adjusted)       149.24%                 81.90%
  Investor A Class (NAV)                 162.26%                 88.65%
  Investor B Class (Load Adjusted)       148.48%                 82.14%
  Investor B Class (NAV)                 160.19%                 87.46%
  Investor C Class (Load Adjusted)       157.59%                 87.46%
  Investor C Class (NAV)                 160.19%                 87.46%

The inception dates of the Portfolio's share classes were as follows:
Institutional, Service, Investor A, Investor B, and Investor C Shares was 5/1/98. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                         INTERNATIONAL EQUITY PORTFOLIO


TOTAL NET ASSETS (9/30/99):
     1.3 BILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX ("EAFE").

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)ALTHOUGH OVERALL RETURNS FROM THE INTERNATIONAL MARKETS WERE STRONG FOR THE PERIOD, THIS STRONG PERFORMANCE WAS CONCENTRATED IN THE JAPANESE STOCK MARKET. HOWEVER, THE COMBINATION OF DECLINING INTEREST RATES THROUGHOUT THE WORLD AND ROBUST ECONOMIC FORECASTS HAS HELPED RENEW INVESTOR CONFIDENCE IN THE GLOBAL CAPITAL MARKETS.
     (BULLET)THE PORTFOLIO'S OVERWEIGHT POSITIONS TO JAPAN AND SINGAPORE RELATIVE TO THE INDEX AIDED PERFORMANCE DURING THE PERIOD. THE RECENT SURGE IN THE YEN HAS PUT THE JAPANESE RECOVERY AT RISK AND THE MANAGER HAS RECENTLY NEUTRALIZED ITS EARLIER POSITIVE BET ON JAPANESE STOCKS.
     (BULLET)THE PORTFOLIO REDUCED A LARGE OVERWEIGHT IN THE UK AND IS CURRENTLY SLIGHTLY UNDERWEIGHT RELATIVE TO THE INDEX. CORPORATE ACTIVITY IN THE BANKING AND TELECOMMUNICATION SECTORS BUOYED PORTFOLIO HOLDINGS IN FRANCE AND ITALY DURING THE PERIOD.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        Institutional  Service  Investor A  Investor B  Investor C      MSCI
           Class        Class     Class       Class       Class      EAFE Index
4/27/92   $10,000      $10,000   $ 9,500     $10,000     $10,000      $10,000
Jun-92     10,429       10,429     9,908      10,430      10,430        9,529
Sep-92      9,938        9,938     9,442       9,939       9,939        9,682
Dec-92      9,816        9,816     9,327       9,817       9,817        9,317
Mar-93     10,962       10,962    10,415      10,963      10,963       10,443
Jun-93     11,602       11,602    11,024      11,604      11,604       11,502
Sep-93     12,692       12,692    12,058      12,693      12,693       12,273
Dec-93     13,435       13,423    12,747      13,418      13,418       12,386
Mar-94     13,591       13,569    12,886      13,564      13,564       12,827
Jun-94     13,643       13,621    12,916      13,596      13,596       13,492
Sep-94     14,050       14,007    13,293      13,992      13,992       13,513
Dec-94     13,468       13,428    12,732      13,392      13,392       13,385
Mar-95     13,371       13,332    12,630      13,263      13,263       13,644
Jun-95     13,854       13,796    13,069      13,692      13,692       13,753
Sep-95     14,394       14,318    13,560      14,185      14,185       14,337
Dec-95     14,807       14,730    13,954      14,580      14,580       14,929
Mar-96     15,165       15,076    14,271      14,877      14,877       15,371
Jun-96     15,849       15,733    14,893      15,496      15,496       15,625
Sep-96     15,548       15,422    14,587      15,152      15,152       15,616
Dec-96     16,070       15,929    15,068      15,626      15,626       15,876
Mar-97     15,960       15,795    14,942      15,470      15,470       15,638
Jun-97     17,699       17,501    16,530      17,095      17,095       17,679
Sep-97     17,869       17,658    16,679      17,215      17,215       17,566
Dec-97     16,914       16,698    15,758      16,245      16,245       16,201
Mar-98     19,350       19,085    18,010      18,530      18,530       18,596
Jun-98     19,487       19,198    18,093      18,591      18,591       18,806
Sep-98     16,611       16,363    15,419      15,806      15,806       16,145
Dec-98     19,525       19,219    18,124      18,521      18,521       19,495
Mar-99     19,819       19,498    18,361      18,740      18,740       19,779
Jun-99     20,668       20,333    19,110      18,816      19,501       20,296
Sep-99     21,337       20,969    19,710      18,976      20,068       21,201


                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                      1 YEAR   3 YEAR   5 YEAR   FROM INCEPTION
                                      ------   ------   ------   --------------
  Institutional Class                 28.59%   11.16%    8.74%       10.75%
  Service Class                       28.14%   10.79%    8.40%       10.48%
  Investor A Class (Load Adjusted)    21.45%    8.69%    7.09%        9.56%
  Investor A Class (NAV)              27.82%   10.56%    8.20%       10.32%
  Investor B Class (Load Adjusted)    21.26%    8.53%    7.05%        9.83%
  Investor B Class (NAV)              26.98%    9.83%    7.49%        9.83%
  Investor C Class (Load Adjusted)    25.71%    9.83%    7.49%        9.83%
  Investor C Class (NAV)              26.98%    9.83%    7.49%        9.83%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/27/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/5/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $28.1 MILLION

PERFORMANCE BENCHMARK:
     SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX (EMW INDEX)

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF SMALL CAP COMPANIES IN COUNTRIES INCLUDED IN THE EMW INDEX, WHICH THE MANAGER BELIEVES WILL APPRECIATE. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN STOCKS FROM EMERGING MARKET COUNTRIES. THE STOCKS IN THE PORTFOLIO WILL GENERALLY HAVE A MARKET CAPITALIZATION BELOW $2 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)A NEW PORTFOLIO MANAGEMENT TEAM ASSUMED CONTROL OF THE PORTFOLIO'S MANAGEMENT IN MARCH, AND THE SUBSEQUENT RESTRUCTURING INTO MORE OF A GROWTH PORTFOLIO HAS HAD A POSITIVE IMPACT ON PERFORMANCE.
     (BULLET)GLOBAL ECONOMIC GROWTH DURING THE PERIOD AND A STRONG JAPANESE STOCK MARKET HAS AIDED THE PORTFOLIO'S PERFORMANCE. THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT RELATIVE TO THE INDEX IN JAPAN, HONG KONG AND CANADA AND UNDERWEIGHT IN THE UNITED KINGDOM, SWITZERLAND AND TAIWAN. FOR THE PERIOD, THE OVERWEIGHT POSITION IN TECHNOLOGY HELPED PERFORMANCE WHILE THE OVERWEIGHT IN CONSUMER SERVICES DETRACTED FROM PERFORMANCE.
     (BULLET)THE MANAGER BELIEVES THAT JAPAN'S RECOVERY IS WANING AND MAY LOOK TO UNDERWEIGHT POSITIONS IN THAT MARKET. THE PORTFOLIO HAS ALSO REDUCED ITS LARGE OVERWEIGHT IN THE UNITED KINGDOM.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL SMALL
      CAP EQUITY PORTFOLIO AND THE SALOMON EMW EXUS FROM INCEPTION AND AT
                                EACH PERIOD END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Institutional  Service  Investor A  Investor B  Investor C     Salomon
            Class        Class     Class       Class       Class        EMW EXUS
2/26/97    $10,000      $10,000   $ 9,500     $10,000     $10,000       $10,000
Dec-97       9,458        9,447     8,996       9,458       9,458         8,943
Mar-98      11,354       11,343    10,786      11,324      11,324        10,431
Jun-98      11,966       11,954    11,348      11,896      11,896        10,393
Sep-98       9,588        9,587     9,090       9,508       9,508         8,821
Dec-98      10,510       10,506     9,934      10,367      10,367         9,982
Mar-99      10,736       10,709    10,125      10,568      10,568        10,123
Jun-99      12,689       12,649    11,960      12,452      12,452        10,746
Sep-99      14,563       14,488    13,699      13,748      14,247        11,292


                      For period ending September 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                               1 YEAR        FROM INCEPTION
                                               ------        --------------
  Institutional Class                          51.88%           20.69%
  Service Class                                51.14%           20.37%
  Investor A Class (Load Adjusted)             43.21%           16.94%
  Investor A Class (NAV)                       50.71%           19.99%
  Investor B Class (Load Adjusted)             43.03%           17.08%
  Investor B Class (NAV)                       49.83%           19.17%
  Investor C Class (Load Adjusted)             48.33%           19.17%
  Investor C Class (NAV)                       49.83%           19.17%

The inception dates of the Portfolio's share classes were as follows:
Institutional, Service, Investor A, Investor B, and Investor C Shares was 9/26/97. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $84.1 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX ("EMF")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE "EMERGING" OR "DEVELOPING" BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)A NEW PORTFOLIO MANAGER ASSUMED CONTROL OF THE PORTFOLIO'S MANAGEMENT IN APRIL PER THE PROSPECTUS STICKER.
     (BULLET)EMERGING MARKETS SUBSTANTIALLY BENEFITED FROM ENHANCED LIQUIDITY ACROSS THE GLOBAL MARKETS OVER THE PERIOD. DESPITE BRAZIL'S DEVALUATION OF ITS CURRENCY, WORLDWIDE EMERGING MARKETS AS A GROUP POSTED STRONG RETURNS. IN THE WAKE OF THE LIQUIDITY CRUNCH DURING THE SUMMER AND FALL OF 1998, THE PORTFOLIO HAS BEEN STRUCTURED TO FOCUS ON STOCKS THAT OFFER MORE LIQUIDITY.
     (BULLET)WHILE THE PORTFOLIO WAS REWARDED FOR ITS POSITIONS IN RECOVERING ASIAN MARKETS, PARTICULARLY KOREA, TAIWAN AND MALAYSIA, THE MANAGER GENERALLY MAINTAINED NEUTRAL WEIGHTINGS TO THE INDEX.
     (BULLET)THE PORTFOLIO'S ABSOLUTE PERFORMANCE WAS WEAKENED BY NEUTRAL WEIGHTINGS TO LATIN AMERICA, WHICH HAS NOT PARTICIPATED IN THE WORLD ECONOMIC RECOVERY TO THE SAME DEGREE AS ASIA.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS FREE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                         MSCI
         Institutional  Service  Investor A  Investor B  Investor C    Emerging
            Class        Class     Class       Class       Class      Free Index
6/17/94    $10,000      $10,000   $ 9,500     $10,000     $10,000      $10,000
Jun-94       9,960        9,960     9,462       9,960       9,960       10,058
Sep-94      10,560       10,550    10,013      10,540      10,540       12,076
Dec-94       9,142        9,131     8,665       9,121       9,121       10,340
Mar-95       8,071        8,060     7,637       8,039       8,039        9,060
Jun-95       8,758        8,736     8,272       8,707       8,707       10,001
Sep-95       8,478        8,450     7,997       8,418       8,418        9,937
Dec-95       7,992        7,955     7,529       7,925       7,925        9,803
Mar-96       8,810        8,760     8,291       8,727       8,727       10,413
Jun-96       9,327        9,267     8,770       9,221       9,221       10,848
Sep-96       9,069        9,008     8,515       8,943       8,943       10,456
Dec-96       8,973        8,905     8,418       8,820       8,820       10,394
Mar-97      10,197       10,114     9,552       9,743       9,743       11,274
Jun-97      10,954       10,856    10,244      10,436      10,436       12,276
Sep-97      10,080        9,976     9,411       9,573       9,573       11,175
Dec-97       8,160        8,073     7,611       7,730       7,730        9,217
Mar-98       8,117        8,021     7,561       7,659       7,659        9,788
Jun-98       6,286        6,218     5,845       5,913       5,913        7,478
Sep-98       4,677        4,627     4,349       4,391       4,391        5,832
Dec-98       5,171        5,101     4,798       4,841       4,841        6,881
Mar-99       5,406        5,334     5,007       5,045       5,045        7,737
Jun-99       7,084        6,978     6,564       6,597       6,597        9,625
Sep-99       6,507        6,409     6,025       5,864       6,046        9,129


                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                      1 YEAR    3 YEAR    5 YEAR  FROM INCEPTION
                                      ------   --------  -------- --------------
  Institutional Class                 39.10%   (10.48)%   (9.23)%     (7.80)%
  Service Class                       38.50%   (10.73)%   (9.49)%     (8.07)%
  Investor A Class (Load Adjusted)    31.59%   (12.41)%  (10.57)%     (9.14)%
  Investor A Class (NAV)              38.53%   (10.89)%   (9.66)%     (8.25)%
  Investor B Class (Load Adjusted)    31.40%   (12.69)%  (10.44)%     (8.81)%
  Investor B Class (NAV)              37.67%   (11.49)%  (10.07)%     (8.64)%
  Investor C Class (Load Adjusted)    36.29%   (11.49)%  (10.07)%     (8.64)%
  Investor C Class (NAV)              37.67%   (11.49)%  (10.07)%     (8.64)%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, Service Shares and Investor A Shares, 6/17/94; Investor B Shares, 4/25/96; and Investor C Shares, 3/21/97. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                             SELECT EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $1.8 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO CONTINUED TO REMAIN NEUTRAL TO THE S&P 500 INDEX WHILE EMPHASIZING UNDERVALUED SECURITIES THAT THE MANAGER BELIEVES CAN PROVIDE GOOD LONG-TERM GROWTH OPPORTUNITIES.
     (BULLET)OVER THE PERIOD, THE MANAGER RESTRUCTURED THE PORTFOLIO'S ENERGY SECTOR HOLDINGS, INCREASING EXPOSURE TO COMPANIES WHOSE STOCK PRICES ARE SENSITIVE TO RISING OIL PRICES. THE PORTFOLIO'S EXPOSURE TO FINANCIAL AND RETAIL STOCKS HAVE TAKEN AWAY FROM RECENT PERFORMANCE.
     (BULLET)DESPITE THE STRONG SHOWING OF VALUE STOCKS IN THE SECOND QUARTER OF 1999, THE BEST PERFORMING COMPANIES OVER THE ANNUAL PERIOD HAVE BEEN TECHNOLOGY ISSUES. SOME OF THE PORTFOLIO'S BIGGEST WINNERS OVER THE PAST TWELVE MONTHS WERE SUN MICROSYSTEMS, TEXAS INSTRUMENTS, AND APPLIED MATERIALS.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SELECT EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Institutional  Service  Investor A  Investor B  Investor C     S&P 500
            Class        Class     Class       Class       Class         Index
9/13/93    $10,000      $10,000   $ 9,550     $10,000     $10,000       $10,000
Sep-93       9,970        9,970     9,521       9,970       9,970        10,058
Dec-93      10,114       10,108     9,653      10,108      10,108        10,232
Mar-94       9,730        9,718     9,278       9,715       9,715         9,844
Jun-94       9,784        9,766     9,331       9,770       9,770         9,886
Sep-94      10,148       10,124     9,659      10,114      10,114        10,369
Dec-94       9,987        9,958     9,498       9,945       9,945        10,367
Mar-95      10,911       10,872    10,366      10,855      10,855        11,377
Jun-95      11,704       11,643    11,098      11,621      11,621        12,463
Sep-95      12,561       12,497    11,908      12,470      12,470        13,454
Dec-95      13,312       13,223    12,595      13,189      13,189        14,264
Mar-96      13,989       13,898    13,221      13,844      13,844        15,030
Jun-96      14,630       14,513    13,812      14,443      14,443        15,705
Sep-96      15,054       14,924    14,197      14,821      14,821        16,190
Dec-96      16,469       16,316    15,528      16,160      16,160        17,539
Mar-97      16,904       16,735    15,922      16,084      16,084        18,009
Jun-97      19,856       19,649    18,674      19,367      19,367        21,152
Sep-97      21,448       21,210    20,152      20,852      20,852        22,761
Dec-97      21,648       21,392    20,317      20,986      20,986        23,407
Mar-98      24,633       24,329    23,098      23,812      23,812        26,675
Jun-98      25,175       24,847    23,583      24,272      24,272        27,561
Sep-98      22,320       22,010    20,883      21,456      21,456        24,843
Dec-98      26,974       26,583    25,204      25,849      25,849        30,137
Mar-99      28,177       27,748    26,315      26,913      26,913        31,632
Jun-99      30,341       29,859    28,299      27,936      28,900        33,821
Sep-99      28,339       27,865    26,403      25,223      26,900        31,734


                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                     1 YEAR   3 YEAR   5 YEAR   FROM INCEPTION
                                     ------   ------   ------   --------------
  Institutional Class                26.96%   23.48%   22.80%       18.80%
  Service Class                      26.61%   23.14%   22.45%       18.48%
  Investor A Class (Load Adjusted)   20.76%   21.10%   21.15%       17.42%
  Investor A Class (NAV)             26.44%   22.98%   22.28%       18.32%
  Investor B Class (Load Adjusted)   19.74%   20.54%   21.12%       17.78%
  Investor B Class (NAV)             25.38%   21.98%   21.61%       17.78%
  Investor C Class (Load Adjusted)   24.13%   21.98%   21.61%       17.78%
  Investor C Class (NAV)             25.38%   21.98%   21.61%       17.78%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/13/93; Service Shares, 9/15/93; Investor A Shares, 10/13/93; Investor B Shares, 3/27/96; and Investor C Shares, 9/27/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                             INDEX EQUITY PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL NET ASSETS (9/30/99):
     $1.6 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE RETURNS OF THE S&P 500 INDEX.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING ALL OF ITS ASSETS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY.
     (BULLET)ACCORDINGLY, THE PORTFOLIO POSTED A TOTAL RETURN SUBSTANTIALLY SIMILAR TO THAT OF THE S&P 500 INDEX.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Institutional  Service  Investor A  Investor B  Investor C     S&P 500
            Class        Class     Class       Class       Class         Index
4/20/92    $10,000      $10,000   $ 9,700     $10,000     $10,000      $10,000
Jun-92       9,870        9,870     9,574       9,870       9,870        9,899
Sep-92      10,161       10,161     9,857      10,161      10,161       10,212
Dec-92      10,659       10,659    10,339      10,659      10,659       10,726
Mar-93      11,118       11,118    10,784      11,118      11,118       11,194
Jun-93      11,139       11,139    10,805      11,139      11,139       11,249
Sep-93      11,423       11,417    11,073      11,415      11,415       11,539
Dec-93      11,676       11,664    11,308      11,657      11,657       11,806
Mar-94      11,197       11,181    10,824      11,159      11,159       11,359
Jun-94      11,254       11,231    10,878      11,214      11,214       11,406
Sep-94      11,771       11,739    11,366      11,718      11,718       11,964
Dec-94      11,770       11,731    11,357      11,708      11,708       11,962
Mar-95      12,900       12,850    12,415      12,799      12,799       13,127
Jun-95      14,134       14,070    13,613      14,034      14,034       14,379
Sep-95      15,221       15,143    14,636      15,088      15,088       15,522
Dec-95      16,130       16,036    15,505      15,985      15,985       16,457
Mar-96      16,959       16,836    16,276      16,763      16,763       17,339
Jun-96      17,702       17,562    16,974      17,466      17,466       18,117
Sep-96      18,237       18,089    17,462      17,946      17,946       18,677
Dec-96      19,737       19,563    18,891      19,371      19,371       20,235
Mar-97      20,250       20,055    19,359      19,422      19,422       20,776
Jun-97      23,757       23,512    22,689      22,722      22,722       24,401
Sep-97      25,529       25,248    24,359      24,324      24,324       26,258
Dec-97      26,234       25,924    24,987      24,927      24,927       27,004
Mar-98      29,880       29,497    28,421      28,305      28,305       30,773
Jun-98      30,848       30,429    29,336      29,137      29,137       31,795
Sep-98      27,804       27,404    26,396      26,182      26,182       28,660
Dec-98      33,723       33,219    31,987      31,657      31,657       34,768
Mar-99      35,342       34,791    33,490      33,078      33,078       36,492
Jun-99      37,766       37,153    35,734      35,248      35,248       39,017
Sep-99      35,409       34,790    35,454      31,944      32,932       36,610

                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                      1 YEAR     3 YEAR   5 YEAR  FROM INCEPTION
                                      -------    ------   ------  --------------
  Institutional Class                  27.36%    24.76%   24.64%      18.49%
  Service Class                        26.96%    24.36%   24.27%      18.21%
  Investor A Class (Load Adjusted)     22.94%    22.95%   23.35%      17.59%
  Investor A Class (NAV)               26.74%    24.20%   24.10%      18.07%
  Investor B Class (Load Adjusted)     20.12%    21.80%   22.96%      17.66%
  Investor B Class (NAV)               25.78%    23.25%   23.46%      17.66%
  Investor C Class (Load Adjusted)     24.52%    23.25%   23.46%      17.66%
  Investor C Class (NAV)               25.78%    23.25%   23.46%      17.66%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 2/7/96; and Investor C Shares, 8/14/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                               BALANCED PORTFOLIO

TOTAL NET ASSETS (9/30/99):
     $872.3 MILLION

PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: SALOMON BROAD INVESTMENT GRADE INDEX

INVESTMENT APPROACH:
     PURSUES A BLEND OF EQUITY AND FIXED INCOME SECURITIES TO DELIVER TOTAL RETURN THROUGH CAPITAL APPRECIATION AND CURRENT INCOME. THE PORTFOLIO NORMALLY WILL MAINTAIN AT MINIMUM A 25% ALLOCATION TO FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)ON AUGUST 1, 1999, THE MANAGER RETURNED THE ALLOCATION OF THE PORTFOLIO TO A 65% EQUITY WEIGHTING AND A 35% WEIGHTING IN FIXED INCOME. THIS CHANGE IS CONSISTENT WITH THE MANAGER'S BELIEF THAT OVER TIME STOCKS WILL OUTPERFORM EQUITIES. THE SECTOR WEIGHTS IN THE EQUITY PORTION HAVE BEEN RELATIVELY NEUTRAL VERSUS THE INDEX AND EQUAL EMPHASIS HAS BEEN PLACED ON GROWTH AND VALUE STOCKS WITHIN THE PORTFOLIO. THE PORTFOLIO HAS BENEFITED FROM A SLIGHT OVERWEIGHT IN TELECOMMUNICATIONS AS COMPANIES LIKE VODAPHONE AIRTOUCH, GTE, BELL ATLANTIC AND SBC COMMUNICATIONS POSTED STRONG PERFORMANCE. HOWEVER, INDUSTRY SELECTION WITHIN THE SECTORS HAS LED TO A SLIGHT UNDERPERFORMANCE OF THE BENCHMARK OVER THE PERIOD.
     (BULLET)WITHIN THE FIXED INCOME PORTION, THE MANAGER MAINTAINED OVERWEIGHT POSITIONS VERSUS THE INDEX IN SPREAD SECTORS DUE TO THE PORTFOLIO'S INCOME BIAS. THE PORTFOLIO INCREASED ITS OVERALL MORTGAGE SECURITY EXPOSURE, FOCUSING ON MORTGAGE PASS-THROUGHS, AS YIELD SPREADS WIDENED DURING THE BEGINNING OF THE PERIOD. THE PORTFOLIO'S AGGREGATE CORPORATE BOND AND ASSET-BACKED SECURITY EXPOSURE REMAINS OVERWEIGHT RELATIVE TO THE INDEX AFTER BEING MODESTLY REDUCED DURING THE FIRST SIX MONTHS OF THE PERIOD AND SLIGHTLY INCREASED DURING THE LAST SIX MONTHS. WITHIN THE PORTFOLIO'S CORPORATE WEIGHTING, THE MANAGER EMPHASIZED LOWER-RATED INVESTMENT GRADE SECURITIES IN THE BEGINNING OF THE PERIOD, BUT HAS SINCE EMPHASIZED HIGH QUALITY, LIQUID NAMES AS LOWER RATED SECURITIES PROVIDED LITTLE INCREMENTAL RETURN.

Although the portfolio holdings and sectors listed above were current as of the end of the annual period ended September 30, 1999, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO
        AND 65% S&P 500 /35% SALOMON BIG INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Institutional  Service  Investor A  Investor B  Investor C       65% S&P 500,
            Class        Class     Class       Class       Class     35% Salomon Big Index
5/14/90    $10,000      $10,000   $ 9,550     $10,000     $10,000          $10,000
Jun-90      10,240       10,240     9,779      10,240      10,240            9,726
Sep-90       9,236        9,236     8,821       9,236       9,236           10,185
Dec-90       9,998        9,998     9,548       9,998       9,998            9,258
Mar-91      10,827       10,827    10,340      10,827      10,827            9,898
Jun-91      10,796       10,796    10,310      10,796      10,796           10,866
Sep-91      11,459       11,459    10,943      11,459      11,459           10,858
Dec-91      12,243       12,243    11,692      12,243      12,243           11,392
Mar-92      12,165       12,165    11,618      12,165      12,165           12,151
Jun-92      12,469       12,469    11,908      12,469      12,469           11,848
Sep-92      13,197       13,197    12,603      13,197      13,197           12,102
Dec-92      13,690       13,690    13,074      13,690      13,690           12,471
Mar-93      14,160       14,160    13,523      14,160      14,160           12,830
Jun-93      14,481       14,481    13,829      14,481      14,481           13,322
Sep-93      14,894       14,888    14,215      14,885      14,885           13,430
Dec-93      15,309       15,294    14,600      15,288      15,288           13,716
Mar-94      14,821       14,797    14,109      14,774      14,774           13,864
Jun-94      14,647       14,615    13,941      14,598      14,598           13,328
Sep-94      14,876       14,833    14,144      14,810      14,810           13,254
Dec-94      14,827       14,776    14,082      14,725      14,725           13,636
Mar-95      15,802       15,741    14,996      15,666      15,666           13,590
Jun-95      16,989       16,910    16,105      16,788      16,788           14,627
Sep-95      17,900       17,789    16,950      17,640      17,640           15,778
Dec-95      18,937       18,805    17,914      18,613      18,613           16,629
Mar-96      19,418       19,285    18,351      19,033      19,033           17,464
Jun-96      20,002       19,837    18,884      19,547      19,547           17,902
Sep-96      20,484       20,301    19,320      19,956      19,956           18,385
Dec-96      21,872       21,661    20,609      21,245      21,245           18,803
Mar-97      22,143       21,913    20,844      21,452      21,452           19,951
Jun-97      25,000       24,728    23,517      24,272      24,272           20,202
Sep-97      26,306       25,999    24,721      25,462      25,462           22,677
Dec-97      27,079       26,743    25,423      26,126      26,126           23,976
Mar-98      29,565       29,163    27,717      28,433      28,433           26,287
Jun-98      30,591       30,169    28,645      29,326      29,326           27,076
Sep-98      29,153       28,712    27,242      27,889      27,854           25,771
Dec-98      33,033       32,517    30,862      31,597      31,475           29,293
Mar-99      33,968       33,414    31,692      32,449      32,271           30,184
Jun-99      35,014       34,420    32,621      33,345      33,162           31,325
Sep-99      33,467       32,874    31,163      31,145      31,607           30,241


                      FOR PERIOD ENDING SEPTEMBER 30, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                      1 YEAR    3 YEAR   5 YEAR   FROM INCEPTION
                                      -------   ------   ------   --------------
  Institutional Class                  14.81%   17.78%   17.60%       13.73%
  Service Class                        14.49%   17.43%   17.25%       13.51%
  Investor A Class (Load Adjusted)      9.27%   15.49%   16.05%       12.87%
  Investor A Class (NAV)               14.40%   17.27%   17.11%       13.42%
  Investor B Class (Load Adjusted)      8.37%   14.99%   15.79%       12.98%
  Investor B Class (NAV)               13.46%   16.37%   16.26%       12.98%
  Investor C Class (Load Adjusted)     12.33%   16.37%   16.26%       12.98%
  Investor C Class (NAV)               13.46%   16.37%   16.26%       12.98%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 5/14/90; Institutional Shares, 5/1/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/20/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              Past performance is not predictive of future results.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, Select Equity and Balanced Portfolios -- 4.50%; International Equity, International Emerging Markets and International Small Cap Equity Portfolios -- 5.00%; and Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK EQUITY PORTFOLIOS (UNAUDITED)
     During the fiscal year ended September 30, 1999, the following Portfolios of the BlackRock Funds declared the following dividends from net realized capital gains:

                                                     SHORT-TERM     LONG-TERM
                                                    CAPITAL GAIN   CAPITAL GAIN
                                                       PER SHARE    PER SHARE
                                                    ------------   ------------
     Large Cap Value Equity Portfolio ...............  $0.1007       $0.7860
     Large Cap Growth Equity Portfolio ..............   0.0796        1.5510
     Small Cap Value Equity Portfolio ...............       --        0.6732
     International Equity Portfolio .................       --        0.6660
     International Small Cap Equity Portfolio .......   0.8955            --
     Select Equity Portfolio ........................   0.0634        0.5501
     Index Equity Portfolio .........................   0.0187        0.0595
     Balanced Portfolio .............................   0.1145        0.6723

     Because each Portfolio's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1999. The second notification, which reflects the amounts to be used by calendar year taxpayers on their U.S. federal income tax returns, has been made in conjunction with Form 1099-DIV and will be mailed in January 2000.

FOR CORPORATE SHAREHOLDERS ONLY:
     The percentage of dividends from net investment income declared in the fiscal year ended September 30, 1999 which qualify for the corporate dividends received deduction is as follows:

     Large Cap Value Equity Portfolio ................................  100.0%
     Mid-Cap Value Equity Portfolio ..................................  100.0
     Small Cap Value Equity Portfolio ................................   88.8
     Select Equity Portfolio .........................................  100.0
     Balanced Portfolio ..............................................   35.6

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAP EQUITY AND INTERNATIONAL EMERGING MARKETS PORTFOLIOS.
     During the fiscal year ended September 30, 1999, the International Equity Portfolio distributed $25,009,048 of foreign source income on which the Portfolio paid foreign taxes of $2,356,937; International Small Cap Equity Portfolio distributed $479,162 of foreign source income on which the Portfolio paid foreign taxes of $30,424 and International Emerging Markets Portfolio distributed $751,345 of foreign source income on which the Portfolio paid foreign taxes of $191,332. This information is being furnished to you pursuant to notice requirements of Sections 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP Value Equity Portfolio

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                    ---------   --------------
COMMON STOCKS -- 97.6%
AEROSPACE -- 3.7%
  Allied-Signal, Inc.               1,136,300   $   68,106,982
  Boeing Co.                          224,800        9,582,100
  Lockheed Martin Corp.               367,700       12,019,194
                                                --------------
                                                    89,708,276
                                                --------------
AIR TRANSPORTATION -- 1.4%
  AMR Corp.**                         188,300       10,262,350
  Continental Airlines, Class B**     369,200       12,091,300
  Delta Air Lines, Inc.               273,500       13,264,750
                                                --------------
                                                    35,618,400
                                                --------------
AUTOMOTIVE -- 1.4%
  Dana Corp.                          543,800       20,188,575
  Lear Corp.**                        356,100       12,530,269
                                                --------------
                                                    32,718,844
                                                --------------
BANKS -- 11.1%
  Bank One Corp.                      539,613       18,785,278
  BankAmerica Corp.                 1,031,908       57,464,377
  BankBoston Corp.                    541,440       23,484,960
  Chase Manhattan Corp.               644,100       48,549,037
  Comerica, Inc.                      311,200       15,754,500
  Mellon Bank Corp.                   380,200       12,831,750
  Suntrust Banks, Inc.                378,700       24,899,525
  U.S. Bancorp                        837,800       25,291,087
  Wells Fargo Co.                     983,300       38,963,262
                                                --------------
                                                   266,023,776
                                                --------------
CABLE & OTHER PAY TELEVISION SERVICES -- 0.6%
  MediaOne Group, Inc.**              222,700       15,213,194
                                                --------------
CHEMICALS -- 3.1%
  Air Products & Chemicals, Inc.      468,200       13,607,062
  Dow Chemical Co.                    106,100       12,055,612
  E.I. du Pont de Nemours & Co.       483,950       29,460,456
  PPG Industries, Inc.                320,900       19,254,000
                                                --------------
                                                    74,377,130
                                                --------------
COMPUTER & OFFICE EQUIPMENT -- 5.1%
  Compaq Computer Corp.               492,300       11,292,131
  International Business
    Machines Corp.                    616,000       74,767,000
  Xerox Corp.                         862,800       36,183,675
                                                --------------
                                                   122,242,806
                                                --------------
DURABLE GOODS -- 0.5%
  Black & Decker Corp.                239,400       10,937,587
                                                --------------
ELECTRONICS -- 1.9%
  Emerson Electric Co.                210,700       13,313,606
  General Electric Co.                265,440       31,471,230
                                                --------------
                                                    44,784,836
                                                --------------
ENERGY & UTILITIES -- 7.3%
  Cinergy Corp.                       364,600       10,322,737
  Columbia Gas Systems, Inc.          443,350       24,550,506
  Duke Power Co.                      305,800       16,857,225
  Edison International                366,900        8,920,256
  Entergy Corp.                       487,000       14,092,562
  FPL Group, Inc.                     773,200       38,949,950
  NiSource, Inc.                      422,000        9,336,750


                                     Number
                                    of Shares       Value
                                    ---------   --------------
ENERGY & UTILITIES -- (CONTINUED)
  PECO Energy Co.                     603,900   $   22,646,250
  Southern Co.                        474,400       12,215,800
  Unicom Corp.                        440,230       16,260,996
                                                --------------
                                                   174,153,032
                                                --------------
ENTERTAINMENT & LEISURE -- 1.3%
  Walt Disney Co.                   1,172,400       30,335,850
                                                --------------
FINANCE -- 10.0%
  CIT Group, Inc., Class A            656,000       13,489,000
  Citigroup, Inc.                   1,709,500       75,218,000
  Federal National Mortgage
    Association                       414,800       26,002,775
  Fleet Financial Group, Inc.         706,000       25,857,250
  Household International, Inc.       588,440       23,611,155
  Lehman Brothers Holdings, Inc.      194,700       11,353,444
  Morgan Stanley, Dean Witter & Co.   523,272       46,669,322
  Washington Mutual, Inc.             639,150       18,695,138
                                                --------------
                                                   240,896,084
                                                --------------
FOOD & AGRICULTURE -- 1.0%
  Conagra, Inc.                       521,800       11,773,113
  H.J. Heinz Co.                      281,500       12,104,500
                                                --------------
                                                    23,877,613
                                                --------------
INSURANCE -- 5.0%
  Allstate Corp.                      165,680        4,131,645
  American General Corp.              183,600       11,601,225
  American International Group, Inc.  300,750       26,146,453
  Cigna Corp.                         393,100       30,563,525
  Conseco, Inc.                       557,100       10,758,994
  MBIA, Inc.                          323,000       15,059,875
  Nationwide Financial Services, Inc. 310,900       10,998,088
  XL Capital Ltd., Class A            223,200       10,044,000
                                                --------------
                                                   119,303,805
                                                --------------
MACHINERY & HEAVY EQUIPMENT -- 1.9%
  Deere & Co.                         711,300       27,518,419
  Dover Corp.                         444,000       18,148,500
                                                --------------
                                                    45,666,919
                                                --------------
MEASURING & CONTROLLING DEVICES -- 0.8%
  Honeywell, Inc.                     172,700       19,223,669
                                                --------------
MEDICAL & MEDICAL SERVICES -- 0.8%
  Columbia Healthcare Corp.           459,200        9,729,300
  United Healthcare Corp.             214,600       10,448,338
                                                --------------
                                                    20,177,638
                                                --------------
METAL & MINING -- 1.0%
  Alcoa, Inc.                         382,100       23,714,081
                                                --------------
MOTOR VEHICLES -- 2.7%
  Delphi Automotive Systems Corp.     264,133        4,242,636
  Ford Motor Co.                      635,300       31,884,119
  General Motors Corp.                436,304       27,459,883
                                                --------------
                                                    63,586,638
                                                --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                    ---------   --------------
COMMON STOCKS -- (CONTINUED)
OIL & GAS -- 12.4%
  Atlantic Richfield Co.              367,500   $   32,569,688
  BP Amoco PLC - ADR                  213,700       23,680,631
  Chevron Corp.                       538,200       47,765,250
  Exxon Corp.                         842,500       63,977,344
  Mobil Corp.                         535,900       53,991,925
  Royal Dutch Petroleum Co. -ADR      774,500       45,743,906
  Ultramar Diamond Shamrock Corp.     345,388        8,807,394
  Unocal Corp.                        588,900       21,826,106
                                                --------------
                                                   298,362,244
                                                --------------
PAPER & FOREST PRODUCTS -- 1.6%
  Bowater, Inc.                       225,200       11,823,000
  Fort James Corp.                    398,700       10,640,306
  Kimberly-Clark Corp.                312,900       16,427,250
                                                --------------
                                                    38,890,556
                                                --------------
PHARMACEUTICALS -- 2.1%
  American Home Products Corp.        253,500       10,520,250
  Bristol-Myers Squibb Co.            224,800       15,174,000
  Merck & Co., Inc.                   163,300       10,583,881
  Pharmacia & Upjohn, Inc.            266,100       13,205,213
                                                --------------
                                                    49,483,344
                                                --------------
REAL ESTATE -- 0.4%
  Starwood Hotels & Resorts
    Worldwide, Inc.                   479,645       10,702,079
                                                --------------
RETAIL MERCHANDISING -- 4.5%
  Albertson's, Inc.                   463,300       18,329,306
  Federated Department Stores, Inc.** 679,900       29,703,131
  J.C. Penney Co., Inc.               326,300       11,216,563
  Kmart Corp.**                       263,200        3,076,150
  Kroger Co.**                        524,300       11,567,369
  May Department Stores Co.           649,300       23,658,869
  Sears, Roebuck & Co.                304,100        9,541,138
                                                --------------
                                                   107,092,526
                                                --------------
TELECOMMUNICATIONS -- 14.0%
  AT&T Corp.                        1,617,750       70,372,125
  Bell Atlantic Corp.                 956,684       64,396,792
  Bellsouth Corp.                     371,000       16,695,000
  GTE Corp.                           540,700       41,566,313
  MCI Worldcom, Inc.**                372,200       26,751,875
  Motorola, Inc.                      132,400       11,651,200
  SBC Communications, Inc.            952,068       48,614,972
  Sprint Corp. (FON Group)            404,790       21,959,858
  US West, Inc.                       612,100       34,927,956
                                                --------------
                                                   336,936,091
                                                --------------

                                     Number
                                    of Shares       Value
                                    ---------   --------------
TOBACCO -- 1.0%
  Philip Morris Cos., Inc.            672,450   $   22,989,384
                                                --------------
TRANSPORTATION -- 0.7%
  Burlington Northern Santa Fe Corp.  430,100       11,827,750
  FDX Corp.**                         133,800        5,184,750
                                                --------------
                                                    17,012,500
                                                --------------
WASTE MANAGEMENT -- 0.3%
  Republic Services, Inc., Class A**  658,200        7,157,925
                                                --------------
TOTAL COMMON STOCKS (Cost $1,954,894,918)        2,341,186,827
                                                --------------

                                   Par/Shares
                        Maturity      (000)
                        ---------- ----------
SHORT TERM INVESTMENTS -- 2.4%
   Federal Home Loan
     Bank Discount
     Notes
     5.17%         10/01/99     $55,000       55,000,000
   Galileo Money Market Fund            2,110        2,110,334
                                                --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $57,110,334)                               57,110,334
                                                --------------
TOTAL INVESTMENTS IN SECURITIES-- 100.0%
   (Cost $2,012,005,252*)                       $2,398,297,161
                                                ==============

------------------------
* Cost for Federal income tax purposes is $2,012,231,918. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                 $ 500,163,626
   Gross unrealized depreciation                  (114,098,383)
                                                 -------------
                                                 $ 386,065,243
                                                 =============
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 1999
ASSETS
   Investments at value (Cost $2,012,005,252) ................  $2,398,297,161
   Collateral received for securities loaned .................     574,947,208
   Dividends receivable ......................................       4,058,014
   Interest receivable .......................................          41,683
   Investments sold receivable ...............................      17,470,908
   Capital shares sold receivable ............................       1,038,228
   Prepaid expenses ..........................................          16,702
                                                                --------------
          TOTAL ASSETS .......................................   2,995,869,904
                                                                --------------

LIABILITIES
   Payable upon return of securities loaned ..................     574,947,208
   Investments purchased payable .............................      31,877,108
   Capital shares redeemed payable ...........................       3,552,592
   Advisory fees payable .....................................         703,950
   Administrative fees payable ...............................         468,197
   Transfer agent fees payable ...............................         251,003
   Other accrued expenses payable ............................         683,159
                                                                --------------
          TOTAL LIABILITIES ..................................     612,483,217
                                                                --------------

NET ASSETS (Applicable to 121,200,237 Institutional shares,
  23,797,912 Service shares, 3,915,999 Investor A shares,
  2,126,612 Investor B shares and 267,177 Investor C
  shares outstanding) ........................................  $2,383,386,687
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE ($1,909,444,840 (DIVIDE) 121,200,237) ..          $15.75
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SERVICE SHARE ($374,906,930 (DIVIDE) 23,797,912) ..........          $15.75
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($61,656,692 (DIVIDE) 3,915,999) .....          $15.74
                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($15.74 (DIVIDE) 0.955) ...................................          $16.48
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject
  to a maximum contingent deferred sales charge of 4.5%)
  PER INVESTOR B SHARE ($33,206,289 (DIVIDE) 2,126,612) ......          $15.61
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject
  to a maximum contingent deferred sales charge of 1.0%)PER
  INVESTOR C SHARE ($4,171,936 (DIVIDE) 267,177) .............          $15.61
                                                                        ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

                                      Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                    ---------   --------------
COMMON STOCKS -- 94.7%
ADVERTISING -- 0.9%
  Omnicom Group, Inc.                 161,000   $   12,749,187
                                                --------------
AEROSPACE -- 1.4%
  General Dynamics Corp.              145,000        9,053,437
  United Technologies Corp.           193,000       11,447,312
                                                --------------
                                                    20,500,749
                                                --------------
BEVERAGES -- 2.6%
  Coca-Cola Co.                       593,000       28,501,062
  PepsiCo, Inc.                       302,000        9,135,500
                                                --------------
                                                    37,636,562
                                                --------------
BROADCASTING -- 3.6%
  AT&T Corp. - Liberty Media Group,
    Class A**                         327,500       12,158,437
  CBS Corp.**                         326,600       15,105,250
  Clear Channel Communications,
    Inc.**                            182,100       14,545,237
  Comcast Corp., Class A              262,700       10,475,162
                                                --------------
                                                    52,284,086
                                                --------------
COMPUTER & OFFICE EQUIPMENT -- 8.7%
  Cisco Systems, Inc.**             1,040,900       71,366,706
  Dell Computer Corp.**               513,400       21,466,537
  International Business Machines
     Corp.                            222,000       26,945,250
  Solectron Corp.**                   120,800        8,674,950
                                                --------------
                                                   128,453,443
                                                --------------
COMPUTER SOFTWARE & SERVICES -- 15.5%
  America Online, Inc.**              274,700       28,568,800
  Automatic Data Processing, Inc.     286,600       12,789,525
  BMC Software, Inc.**                 58,400        4,179,250
  Computer Associates
     International, Inc.              220,000       13,475,000
  Electronic Data Systems Corp.       194,600       10,301,637
  EMC Corp.**                         426,800       30,489,525
  Microsoft Corp.**                   913,500       82,728,844
  Siebel Systems, Inc.**              138,300        9,214,238
  Sun Microsystems, Inc.**            286,300       26,625,900
  VERITAS Software Corp.**            125,300        9,514,969
  Yahoo!, Inc.**                        8,000        1,436,000
                                                --------------
                                                   229,323,688
                                                --------------
ELECTRONICS -- 15.4%
  Exodus Communications, Inc.**        20,000        1,441,250
  General Electric Co.                811,000       96,154,188
  Intel Corp.                         823,000       61,159,188
  Linear Technology Corp.             109,000        6,407,156
  Motorola, Inc.                      144,500       12,716,000
  Nokia Corp. - ADR                    86,500        7,768,781
  Teradyne, Inc.**                    341,600       12,041,400
  Texas Instruments, Inc.             324,500       26,690,125
  Xilinx, Inc.**                       45,600        2,988,225
                                                --------------
                                                   227,366,313
                                                --------------
ENTERTAINMENT & LEISURE -- 1.4%
  Time Warner, Inc.                   333,900       20,284,425
                                                --------------


                                     Number
                                    of Shares       Value
                                    ---------   --------------
FINANCE -- 4.1%
  American Express Co.                156,400   $   21,055,350
  Capital One Financial Corp.         133,000        5,187,000
  Charles Schwab Corp.                304,000       10,241,000
  Citigroup, Inc.                     205,800        9,055,200
  Federal Home Loan Mortgage Corp.    111,600        5,803,200
  Halliburton Co.                     232,700        9,540,700
                                                --------------
                                                    60,882,450
                                                --------------
INSURANCE -- 0.7%
  American International Group, Inc.  116,500       10,128,219
                                                --------------
MACHINERY & HEAVY EQUIPMENT -- 0.7%
  Illinois Tool Works, Inc.           137,000       10,215,063
                                                --------------
MANUFACTURING -- 1.0%
  Tyco International Ltd.             145,900       15,064,175
                                                --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.9%
  Boston Scientific Corp.**            76,400        1,886,125
  Guidant Corp.                       124,700        6,687,038
  Medtronic, Inc.                     325,600       11,558,800
  PE Corp. - PE Biosystems Group      115,900        8,373,775
                                                --------------
                                                    28,505,738
                                                --------------
PAPER & FOREST PRODUCTS -- 0.2%
  Georgia-Pacific Group                83,100        3,365,550
                                                --------------
PHARMACEUTICALS -- 13.1%
  Amgen, Inc.**                       191,900       15,639,850
  Bristol-Myers Squibb Co.            507,900       34,283,250
  Eli Lilly & Co.                     224,000       14,336,000
  Johnson & Johnson                   368,700       33,874,313
  Merck & Co., Inc.                   494,600       32,056,263
  Pfizer, Inc.                        843,200       30,302,500
  Schering-Plough Corp.               354,800       15,478,150
  Warner-Lambert Co.                  253,600       16,832,700
                                                --------------
                                                   192,803,026
                                                --------------
RESTAURANTS -- 0.5%
  McDonald's Corp.                    172,000        7,396,000
                                                --------------
RETAIL MERCHANDISING -- 8.5%
  Best Buy Co., Inc.**                171,300       10,631,306
  Dayton Hudson Corp.                 166,600       10,006,413
  Dollar General Corp.                 63,000        1,945,125
  Gap, Inc.                           337,425       10,797,600
  Home Depot, Inc.                    482,700       33,125,288
  Kohl's Corp.**                      146,800        9,707,150
  Kroger Co.**                        194,900        4,299,981
  Lowe's Cos., Inc.                   296,000       14,430,000
  Staples, Inc.**                     249,000        5,431,313
  Wal-Mart Stores, Inc.               530,800       25,246,175
                                                --------------
                                                   125,620,351
                                                --------------
SOAPS & COSMETICS -- 3.0%
  Estee Lauder Cos., Inc.             120,000        4,687,500
  Gillette Co.                        286,700        9,729,881
  Procter & Gamble Co.                319,000       29,906,250
                                                --------------
                                                    44,323,631
                                                --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                    ---------   --------------
COMMON STOCKS -- (CONTINUED)
TELECOMMUNICATIONS -- 10.4%
  Corning, Inc.                       132,100   $    9,057,106
  General Instrument Corp.**           30,000        1,443,750
  JDS Uniphase Corp.**                 84,400        9,605,775
  Lucent Technologies, Inc.           911,200       59,114,100
  MCI Worldcom, Inc.**                433,000       31,121,875
  Nextel Communications, Inc.,
    Class A**                          38,300        2,597,219
  Oracle Corp.**                      357,800       16,279,900
  SBC Communications, Inc.            137,200        7,005,775
  Scientific-Atlanta, Inc.             16,200          802,913
  Vodafone AirTouch PLC - ADR**        70,500       16,761,375
                                                --------------
                                                   153,789,788
                                                --------------
TEXTILES -- 0.5%
  Nike, Inc.                          141,400        8,042,125
                                                --------------
TOBACCO -- 0.6%
  Philip Morris Cos., Inc.            243,500        8,324,656
                                                --------------
TOTAL COMMON STOCKS (Cost $848,714,480)          1,397,059,225
                                                --------------


                                   Par/Shares
                        Maturity      (000)
                        ---------- ----------
SHORT TERM INVESTMENTS -- 5.3%
   Federal Home Loan
     Bank Discount Notes
     5.17%             10/01/99       $73,000       73,000,000
   Federal Home Loan
     Mortgage Corp.
     Discount Notes
     5.21%***          10/05/99         1,000          999,421
     5.18%***          10/07/99           700          699,396
   Federal National
     Mortgage Association
     Discount Notes
     5.21%***          10/15/99           950          948,075
   Galileo Money Market Fund            2,581        2,580,996
                                                --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $78,227,888)                               78,227,888
                                                --------------
TOTAL INVESTMENTS IN SECURITIES-- 100.0%
   (Cost $926,942,368*)                         $1,475,287,113
                                                ==============


---------------------------
* Cost for Federal income tax purposes is $928,497,193. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                  $568,955,709
   Gross unrealized depreciation                   (22,165,789)
                                                  ------------
                                                  $546,789,920
                                                  ============
 **Non-income producing security.
***Principal amount of securities pledged as initial margin requirement of $2,650,000 on 100 Standard & Poor's 500 Stock Index futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $32,455,000, thereby resulting in an unrealized loss of $1,085,875.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 1999
ASSETS
   Investments at value (Cost $926,942,368) ..................  $1,475,287,113
   Collateral received for securities loaned .................     349,314,866
   Dividends receivable ......................................         970,166
   Interest receivable .......................................          28,961
   Investments sold receivable ...............................       5,550,476
   Capital shares sold receivable ............................       3,272,073
   Futures margin receivable .................................         457,500
   Prepaid expenses ..........................................          10,806
                                                                --------------
          TOTAL ASSETS .......................................   1,834,891,961
                                                                --------------

LIABILITIES
   Payable upon return of securities loaned ..................     349,314,866
   Investments purchased payable .............................      16,770,976
   Capital shares redeemed payable ...........................         618,076
   Advisory fees payable .....................................         667,406
   Administrative fees payable ...............................         280,101
   Transfer agent fees payable ...............................         146,333
   Other accrued expenses payable ............................         401,185
                                                                --------------
          TOTAL LIABILITIES ..................................     368,198,943
                                                                --------------

NET ASSETS (Applicable to 49,419,398 Institutional shares,
   11,075,225 Service shares, 2,736,046 Investor A shares,
   1,708,163 Investor B shares and 192,861 Investor C shares
   outstanding) ..............................................  $1,466,693,018
                                                                ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE ($1,115,368,419 (DIVIDE) 49,419,398) ...          $22.57
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SERVICE
  SHARE ($248,900,515 (DIVIDE) 11,075,225) ...................          $22.47
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR A SHARE
  ($61,211,164 (DIVIDE) 2,736,046) ...........................          $22.37
                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
  ($22.37 (DIVIDE) 0.955) ....................................          $23.42
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to
  a maximum contingent deferred sales charge of 4.5%)PER
  INVESTOR B SHARE ($37,031,861 (DIVIDE) 1,708,163) ..........          $21.68
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject
  to a maximum contingent deferred sales charge of 1.0%)PER
  INVESTOR C SHARE ($4,181,059 (DIVIDE) 192,861) .............          $21.68
                                                                        ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                      Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                    ---------   --------------
COMMON STOCKS -- 96.9%
AEROSPACE -- 0.7%
  General Dynamics Corp.               32,600   $    2,035,461
                                                --------------
AIR TRANSPORTATION -- 1.4%
  Delta Air Lines, Inc.                44,500        2,158,250
  Southwest Airlines                  119,600        1,816,425
                                                --------------
                                                     3,974,675
                                                --------------
AUTOMOTIVE -- 2.6%
  Dana Corp.                           77,900        2,892,037
  Lear Corp.**                         64,500        2,269,594
  Navistar International**             44,600        2,073,900
                                                --------------
                                                     7,235,531
                                                --------------
BANKS -- 8.9%
  Banc-West Corp.                      60,500        2,457,812
  Charter One Financial, Inc.         115,408        2,668,825
  Comerica, Inc.                       47,700        2,414,812
  Compass Bancshares, Inc.            135,600        3,390,000
  First American Corp.                 75,700        3,245,637
  First Security Corp.                 85,800        2,040,431
  First Tennessee National Corp.       59,800        1,681,875
  Huntington Bancshares, Inc.          63,723        1,692,642
  Regions Financial Corp.              73,900        2,217,000
  Sovereign Bancorp, Inc.              24,780          225,343
  UnionBanCal Corp.                    93,400        3,385,750
                                                --------------
                                                    25,420,127
                                                --------------
BEVERAGES -- 0.8%
  Pepsi Bottling Group, Inc.          131,400        2,242,012
                                                --------------
BUSINESS SERVICES -- 1.4%
  Equifax, Inc.                        63,700        1,791,562
  Modis Professional Services, Inc.** 172,300        2,282,975
                                                --------------
                                                     4,074,537
                                                --------------
CHEMICALS -- 3.5%
  Air Products & Chemicals, Inc.       87,300        2,537,156
  PPG Industries, Inc.                 57,000        3,420,000
  Rohm & Haas Co.                      69,700        2,517,912
  Sherwin-Williams Co.                 70,000        1,465,625
                                                --------------
                                                     9,940,693
                                                --------------
COMPUTER & OFFICE EQUIPMENT -- 0.8%
  Gateway, Inc.**                      52,200        2,319,637
                                                --------------
COMPUTER COMMUNICATIONS EQUIPMENT -- 0.9%
  3Com Corp.**                         87,900        2,527,125
                                                --------------
COMPUTER SOFTWARE & SERVICES -- 2.5%
  Keane, Inc.**                        53,100        1,211,344
  Quantum Corp. - DLT & Storage
    Systems**                          64,900          912,656
  Safeguard Scientifics, Inc.**        29,600        2,012,800
  Unisys Corp.**                       69,600        3,140,700
                                                --------------
                                                     7,277,500
                                                --------------
CONSTRUCTION -- 1.3%
  Southdown, Inc.                      70,600        3,777,100
                                                --------------
CONTAINERS -- 0.6%
  Owens-Illinois, Inc.**               86,400        1,711,800
                                                --------------
DURABLE GOODS -- 1.0%
  Whirlpool Corp.                      43,900        2,867,219
                                                --------------

                                     Number
                                    of Shares        Value
                                    ---------   --------------
ELECTRONICS -- 4.8%
  Arrow Electronics, Inc.**           163,000   $    2,872,875
  C-Cube Microsystems, Inc.**          33,200        1,444,200
  KLA - Tencor Corp.**                 55,800        3,627,000
  Micron Technology, Inc.**            29,700        1,976,906
  Vishay Intertechnology, Inc.**      161,856        3,844,080
                                                --------------
                                                    13,765,061
                                                --------------
ENERGY & UTILITIES -- 10.2%
  Ameren Corp.                         69,988        2,646,421
  Cinergy Corp.                       116,000        3,284,250
  Columbia Gas Systems, Inc.           25,800        1,428,675
  DPL, Inc.                           171,650        3,025,331
  Edison International                125,200        3,043,925
  El Paso Energy Corp.                 78,300        3,117,319
  New Century Energies, Inc.           66,800        2,233,625
  PECO Energy Co.                     120,797        4,529,887
  Reliant Energy, Inc.                135,000        3,653,437
  Unicom Corp.                         60,130        2,221,052
                                                --------------
                                                    29,183,922
                                                --------------
ENTERTAINMENT & LEISURE -- 1.3%
  Park Place Entertainment Corp.**    285,600        3,570,000
                                                --------------
FINANCE -- 3.5%
  CIT Group, Inc., Class A            103,500        2,128,219
  Dun & Bradstreet Corp.              113,200        3,381,850
  Finova Group, Inc.                   35,900        1,310,350
  Goldman Sachs Group, Inc.            13,900          847,900
  Lehman Brothers Holdings, Inc.       38,600        2,250,862
                                                --------------
                                                     9,919,181
                                                --------------
FOOD & AGRICULTURE -- 5.7%
  Food Lion, Inc., Class B            101,161        2,288,768
  International Home Foods, Inc.**    206,700        3,617,250
  Keebler Foods Co.**                 112,300        3,354,962
  Nabisco Group Holdings Corp.        106,000        1,590,000
  Ralston Purina Group                109,931        3,057,456
  Supervalu, Inc.                     108,800        2,373,200
                                                --------------
                                                    16,281,636
                                                --------------
INSURANCE -- 4.9%
  Ace Ltd.                            133,300        2,257,769
  Allmerica Financial Corp.            45,500        2,166,938
  Conseco, Inc.                       100,900        1,948,631
  Lincoln National Corp.               45,000        1,690,313
  Nationwide Financial Services, Inc.  72,800        2,575,300
  PartnerRe Ltd.                       50,200        1,744,450
  UNUM Corp.                           52,132        1,534,636
                                                --------------
                                                    13,918,037
                                                --------------
LEASING -- 0.6%
  Hertz Corp.                          38,700        1,702,800
                                                --------------
MACHINERY & HEAVY EQUIPMENT -- 4.7%
  Black & Decker Corp.                 48,200        2,202,138
  Cooper Industries, Inc.              69,200        3,235,100
  Deere & Co.                          75,600        2,924,775
  Ingersoll-Rand Co.                   41,500        2,279,906
  W.W. Grainger, Inc.                  58,600        2,816,463
                                                --------------
                                                    13,458,382
                                                --------------
MANUFACTURING -- 1.1%
  ITT Industries, Inc.                 97,700        3,108,081
                                                --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                    ---------   --------------
COMMON STOCKS -- (CONTINUED)
MEASURING & CONTROLLING DEVICES -- 1.2%
  Honeywell, Inc.                      31,600   $    3,517,475
                                                --------------
MEDICAL & MEDICAL SERVICES -- 1.2%
  Tenet Healthcare Corp.**            129,900        2,281,369
  Wellpoint Health Networks, Inc.**    22,100        1,259,700
                                                --------------
                                                     3,541,069
                                                --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.4%
  Beckman Coulter, Inc.                56,700        2,558,588
  C.R. Bard, Inc.                      32,300        1,520,119
                                                --------------
                                                     4,078,707
                                                --------------
METAL & MINING -- 1.6%
  Barrick Gold Corp.                   45,700          993,975
  Nucor Corp.                          72,200        3,438,525
                                                --------------
                                                     4,432,500
                                                --------------
MOTOR VEHICLES -- 0.9%
  TRW, Inc.                            54,100        2,691,475
                                                --------------
OIL & GAS -- 7.7%
  Burlington Resources, Inc.           41,900        1,539,825
  Coastal Corp.                        74,400        3,045,750
  Consolidated Natural Gas Co.         70,400        4,391,200
  Diamond Offshore Drilling, Inc.     123,000        4,105,125
  Santa Fe Snyder Corp.**             176,500        1,588,500
  Unocal Corp.                         90,400        3,350,450
  USX-Marathon Group                  131,600        3,849,300
                                                --------------
                                                    21,870,150
                                                --------------
PAPER & FOREST PRODUCTS -- 2.6%
  Bowater, Inc.                        64,000        3,360,000
  Fort James Corp.                     79,400        2,118,988
  Georgia-Pacific Group                45,100        1,826,550
                                                --------------
                                                     7,305,538
                                                --------------
PHARMACEUTICALS -- 0.7%
  Watson Pharmaceuticals, Inc.**       62,200        1,900,988
                                                --------------
PLASTIC PRODUCTS -- 0.7%
  Premark International, Inc.          39,800        2,009,900
                                                --------------
PUBLISHING & PRINTING -- 1.1%
  New York Times Co., Class A          86,800        3,255,000
                                                --------------
REAL ESTATE -- 3.5%
  Arden Realty, Inc.                   92,475        2,011,331
  Duke Realty Investments, Inc.       124,300        2,423,850
  Equity Residential Properties Trust  69,000        2,923,875
  Simon Property Group, Inc.           25,800          578,888
  Starwood Hotels & Resorts
     Worldwide, Inc.                   88,600        1,976,888
                                                --------------
                                                     9,914,832
                                                --------------
RESTAURANTS -- 2.8%
  Darden Restaurants, Inc.            124,900        2,443,356
  Tricon Global Restaurants, Inc.**    75,000        3,070,313
  Wendys International, Inc.           93,000        2,452,875
                                                --------------
                                                     7,966,544
                                                --------------

                                     Number
                                    of Shares        Value
                                    ---------   --------------
RETAIL MERCHANDISING -- 3.7%
  Federated Department Stores, Inc.**  70,000   $    3,058,125
  Payless ShoeSource, Inc.**           56,100        2,833,050
  Rite Aid Corp.                       85,000        1,174,063
  Ross Stores, Inc.                    75,500        1,519,438
  Saks, Inc.**                        129,700        1,969,819
                                                --------------
                                                    10,554,495
                                                --------------
SEMI-CONDUCTORS & RELATED DEVICES -- 0.5%
  ST Microelectronics NV - New York,
    Registered Shares                  18,800        1,391,200
                                                --------------
TELECOMMUNICATIONS -- 2.5%
  Alltel Corp.                         32,700        2,301,263
  General Instrument Corp.**           38,900        1,872,063
  McLeod USA, Inc., Class A**          37,800        1,608,863
  Voicestream Wireless Corp.**         23,200        1,431,875
                                                --------------
                                                     7,214,064
                                                --------------
TOBACCO -- 0.0%
  R.J. Reynolds Tobacco Holdings, Inc.      1               27
                                                --------------
TRANSPORTATION -- 0.5%
  Kansas City Southern
    Industries, Inc.                   30,000        1,393,125
                                                --------------
WASTE MANAGEMENT -- 1.1%
  Allied Waste Industries, Inc.**     152,000        1,776,500
  Republic Services, Inc., Class A**  129,000        1,402,875
                                                --------------
                                                     3,179,375
                                                --------------
TOTAL COMMON STOCKS (Cost $282,799,423)            276,526,981
                                                --------------


                                   Par/Shares
                        Maturity      (000)
                        --------   ----------
SHORT TERM INVESTMENTS -- 3.1%
   Federal Home Loan
     Bank Discount Notes
     5.17%             10/01/99        $8,000        8,000,000
   Galileo Money Market Fund              904          904,034
                                                --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $8,904,034)                                 8,904,034
                                                --------------
TOTAL INVESTMENTS IN SECURITIES-- 100.0%
   (Cost $291,703,457*)                         $  285,431,015
                                                ==============


--------------------------
* Cost for Federal income tax purposes is $292,488,953. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                  $ 20,023,483
   Gross unrealized depreciation                   (27,081,421)
                                                  ------------
                                                  $ (7,057,938)
                                                  ============
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 1999
ASSETS
   Investments at value (Cost $291,703,457) ....................  $285,431,015
   Collateral received for securities loaned ...................    49,138,279
   Dividends receivable ........................................       457,906
   Interest receivable .........................................         6,990
   Investments sold receivable .................................     9,912,363
   Capital shares sold receivable ..............................       401,550
   Prepaid expenses ............................................        10,271
                                                                  ------------
          TOTAL ASSETS .........................................   345,358,374
                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ....................    49,138,279
   Investments purchased payable ...............................    10,739,835
   Capital shares redeemed payable .............................       469,204
   Advisory fees payable .......................................       220,058
   Administrative fees payable .................................        42,666
   Transfer agent fees payable .................................        51,775
   Other accrued expenses payable ..............................        58,953
                                                                  ------------
          TOTAL LIABILITIES ....................................    60,720,770
                                                                  ------------

NET ASSETS (Applicable to 20,607,777 Institutional shares,
   3,603,922 Service shares, 381,909 Investor A shares,
   457,004 Investor B shares and 37,309 Investor C shares
   outstanding) ................................................  $284,637,604
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($233,890,513 (DIVIDE) 20,607,777) ......        $11.35
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SERVICE SHARE ($40,852,087 (DIVIDE) 3,603,922) ..............        $11.34
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR A
SHARE ($4,327,730 (DIVIDE) 381,909) ............................        $11.33
                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.33 (DIVIDE) 0.955) .....................................        $11.86
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to
   a maximum contingent deferred sales charge of 4.5%)PER
   INVESTOR B SHARE ($5,147,127 (DIVIDE) 457,004) ..............        $11.26
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to
   a maximum contingent deferred sales charge of 1.0%) PER
   INVESTOR C SHARE ($420,147 (DIVIDE) 37,309) .................        $11.26
                                                                        ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                    ---------   --------------
COMMON STOCKS -- 88.5%
ADVERTISING -- 2.6%
  Lamar Advertising Co.**              93,200     $  4,613,400
  Outdoor Systems, Inc.**             110,000        3,932,500
  True North Communications, Inc.      70,000        2,546,250
                                                  ------------
                                                    11,092,150
                                                  ------------
BROADCASTING -- 4.8%
  Clear Channel Communications,
    Inc.**                             61,278        4,894,580
  Hispanic Broadcasting Corp.**        26,000        1,979,250
  Univision Communications, Inc.,
    Class A**                          75,500        6,143,812
  Westwood One, Inc.**                160,000        7,220,000
                                                  ------------
                                                    20,237,642
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 8.4%
  Adobe Systems, Inc.                  64,500        7,320,750
  ASM Lithography Holding N.V.**       73,600        4,935,800
  Brocade Communications
    Systems, Inc.**                    29,600        6,216,000
  Comverse Technology, Inc.**         109,700       10,346,081
  Foundry Networks, Inc.**              9,000        1,134,000
  Network Appliance, Inc.**            87,600        6,274,350
                                                  ------------
                                                    36,226,981
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 20.9%
  BroadVision, Inc.**                  53,300        7,092,231
  CMGI, Inc.**                         20,000        2,050,000
  Doubleclick, Inc.**                  37,600        4,479,100
  Electronic Arts, Inc.**             119,800        8,670,525
  Inktomi Corp.**                      45,200        5,425,412
  Internet Capital Group, Inc.**       50,000        4,393,750
  Juniper Networks, Inc.**              5,600        1,024,800
  Legato Systems, Inc.**              270,000       11,770,312
  Lycos, Inc.**                        25,000        1,253,125
  Microstrategy, Inc.**                37,500        2,102,343
  RealNetworks, Inc.**                 47,700        4,987,631
  Redback Networks, Inc.**             51,000        5,508,000
  Sapient Corp.**                      34,000        3,204,500
  Scient Corp.**                       20,000        1,280,000
  Siebel Systems, Inc.**               96,200        6,409,325
  USWeb Corp.**                        65,000        2,230,312
  Verisign, Inc.**                     41,300        4,398,450
  VERITAS Software Corp.**            146,000       11,086,875
  Vignette Corp.**                     25,800        2,334,900
                                                  ------------
                                                    89,701,591
                                                  ------------
DURABLE GOODS -- 0.9%
  Waters Corp.**                       65,600        3,972,900
                                                  ------------
ELECTRONICS -- 11.7%
  Altera Corp.**                      110,300        4,784,262
  Atmel Corp.**                        61,200        2,069,325
  Celestica, Inc. - ADR**             136,700        6,749,562
  Conexant Systems, Inc.**            128,600        9,343,594
  LSI Logic Corp.**                    77,000        3,965,500
  Maxim Integrated Products, Inc.**    32,800        2,069,475
  Sawtek, Inc.**                       67,200        2,352,000
  Tandy Corp.                         108,900        5,628,769
  Teradyne, Inc.**                    132,400        4,667,100
  Vitesse Semiconductor Corp.**       102,500        8,750,937
                                                  ------------
                                                    50,380,524
                                                  ------------

                                     Number
                                    of Shares         Value
                                    ---------     ------------
ENERGY & UTILITIES -- 1.1%
  AES Corp.**                          81,000     $  4,779,000
                                                  ------------
ENTERTAINMENT & LEISURE -- 3.2%
  International Speedway Corp.,
    Class A                           128,000        6,728,000
  MGM Grand, Inc.**                   138,900        7,109,944
                                                  ------------
                                                    13,837,944
                                                  ------------
JEWELRY -- 2.0%
  Tiffany & Co.                       143,100        8,577,056
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 1.1%
  Human Genome Sciences, Inc.**        39,000        2,876,250
  Medimmune, Inc.**                    20,000        1,993,125
                                                  ------------
                                                     4,869,375
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.7%
  Biogen, Inc.**                       22,000        1,733,875
  PE Corp. - PE Biosystems Group       74,900        5,411,525
                                                  ------------
                                                     7,145,400
                                                  ------------
OIL & GAS -- 5.5%
  BJ Services Co.**                    39,500        1,256,594
  Cooper Cameron Corp.**              128,800        4,862,200
  Kerr-McGee Corp.                    108,700        5,985,294
  Millipore Corp.                      78,200        2,937,387
  Nabors Industries, Inc.**            76,800        1,920,000
  Noble Drilling Corp.**              299,700        6,555,938
                                                  ------------
                                                    23,517,413
                                                  ------------
PHARMACEUTICALS -- 1.0%
  QLT PhotoTherapeutics, Inc.**        55,000        4,204,063
                                                  ------------
PUBLISHING & PRINTING -- 0.5%
  Central Newspapers, Inc.             49,668        2,210,226
                                                  ------------
RETAIL MERCHANDISING -- 4.3%
  Bed, Bath and Beyond, Inc.**        109,400        3,822,163
  Dollar General Corp.                191,425        5,910,247
  eToys, Inc.**                        20,000        1,331,250
  Gucci Group N.V.                     41,800        3,490,300
  Kohl's Corp.**                       28,700        1,897,788
  Williams Sonoma, Inc.**              40,000        1,942,500
                                                  ------------
                                                    18,394,248
                                                  ------------
TELECOMMUNICATIONS -- 16.3%
  CommScope, Inc.**                   213,500        6,938,750
  General Instrument Corp.**          129,300        6,222,563
  JDS Uniphase Corp.**                109,800       12,496,613
  NEXTLINK Communications, Inc.,
     Class A**                        151,600        7,859,513
  Scientific-Atlanta, Inc.             45,000        2,230,313
  Time Warner Telecom, Inc.,
     Class A**                        155,000        3,235,625
  United States Cellular Corp.**      170,000       11,560,000
  Voicestream Wireless Corp.**        127,600        7,875,313
  Western Wireless Corp., Class A**   258,900       11,610,047
                                                  ------------
                                                    70,028,737
                                                  ------------
TRAVEL & RECREATION -- 2.5%
  Royal Caribbean Cruises Ltd.        239,000       10,755,000
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $321,318,918)                              379,930,250
                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                      Par/Shares
AS OF SEPTEMBER 30, 1999     Maturity    (000)        Value
                             -------- ----------  ------------
SHORT TERM INVESTMENTS -- 11.5%
   Federal Home Loan Bank
     Discount Notes
     5.17%                  10/01/99  $45,000     $ 45,000,000
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.21%***               10/05/99    2,000        1,998,842
   Galileo Money Market Fund            2,350        2,349,621
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $49,348,463)                                49,348,463
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES-- 100.0%
  (Cost $370,667,381*)                            $429,278,713
                                                  ============


--------------------------
* Cost for Federal income tax purposes is $372,500,984. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                 $64,995,122
     Gross unrealized depreciation                  (8,217,393)
                                                   -----------
                                                   $56,777,729
                                                   ===========
** Non-income producing security.
***Principal amount of securities pledged as initial margin requirement of $2,000,000 on 75 Standard & Poor's 500 Stock Index futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $24,341,250, thereby resulting in an unrealized loss of $1,031,250.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 1999
ASSETS
   Investments at value (Cost $370,667,381) ....................  $429,278,713
   Collateral received for securities loaned ...................   106,140,740
   Dividends receivable ........................................        56,565
   Interest receivable .........................................        27,971
   Investments sold receivable .................................    24,594,021
   Capital shares sold receivable ..............................     2,216,259
   Futures margin receivable ...................................       343,125
   Prepaid expenses ............................................        11,926
                                                                  ------------
          TOTAL ASSETS .........................................   562,669,320
                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ....................   106,140,740
   Investments purchased payable ...............................    19,659,043
   Capital shares redeemed payable .............................       562,878
   Advisory fees payable .......................................       317,662
   Administrative fees payable .................................        62,354
   Transfer agent fees payable .................................        42,464
   Other accrued expenses payable ..............................        80,066
                                                                  ------------
          TOTAL LIABILITIES ....................................   126,865,207
                                                                  ------------

NET ASSETS (Applicable to 18,931,538 Institutional shares,
   2,460,352 Service shares, 678,912 Investor A shares,
   685,681 Investor B shares and 95,575 Investor C shares
   outstanding) ................................................  $435,804,113
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($361,901,129 (DIVIDE) 18,931,538) ......        $19.12
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SERVICE SHARE ($46,639,204 (DIVIDE) 2,460,352) ..............        $18.96
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR A SHARE
   ($12,795,354 (DIVIDE) 678,912) ..............................        $18.85
                                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($18.85 (DIVIDE) 0.955) .....................................        $19.74
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject
  to a maximum contingent deferred sales charge of 4.5%) PER
  INVESTOR B SHARE ($12,698,377 (DIVIDE) 685,681) ..............        $18.52
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject
  to a maximum contingent deferred sales charge of 1.0%) PER
  INVESTOR C SHARE ($1,770,049 (DIVIDE) 95,575) ................        $18.52
                                                                        ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares        Value
                                    ---------   --------------
COMMON STOCKS -- 98.3%
AIR TRANSPORTATION -- 1.7%
  Airborne Freight Corp.              224,300     $  4,724,319
  Alaska Air Group, Inc.**             80,600        3,279,412
  Atlantic Coast Airlines, Inc.**      80,100        1,421,775
  Skywest, Inc.                        74,700        1,638,731
                                                  ------------
                                                    11,064,237
                                                  ------------
BANKS -- 6.9%
  Bank United Corp., Class A          163,800        5,303,025
  BankAtlantic Bancorp, Inc., Class A 515,757        2,868,898
  BankAtlantic Bancorp, Inc., Class B 176,524        1,119,824
  Banknorth Group, Inc.               180,600        5,395,425
  Commerce Bancorp, Inc.              166,919        6,927,138
  Cullen/Frost Bankers                276,800        6,920,000
  Provident Bankshares Corp.          145,500        3,096,422
  Roslyn Bancorp, Inc.                305,680        5,464,030
  Sun Bancorp, Inc.**                 172,400        2,758,400
  Susquehanna Bancshares, Inc.        265,475        4,579,444
                                                  ------------
                                                    44,432,606
                                                  ------------
BEVERAGES -- 1.6%
  Adolph Coors Co., Class B           112,400        6,083,650
  Canandaigua Brands, Inc.**           75,200        4,493,200
                                                  ------------
                                                    10,576,850
                                                  ------------
CHEMICALS -- 2.4%
  Bush Boake Allen, Inc.**            197,300        5,203,787
  CK Witco Corp.                      374,900        5,459,481
  Lyondell Petrochemical Co.          339,800        4,544,825
                                                  ------------
                                                    15,208,093
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 3.5%
  Bell and Howell Co.**               197,900        7,260,456
  Bell Micro Products, Inc.**         317,700        2,690,522
  Integrated Device
    Technology, Inc.**                197,900        3,661,150
  Saga Systems, Inc.**                223,700        3,229,669
  United Stationers, Inc.**           265,600        5,660,600
                                                  ------------
                                                    22,502,397
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 1.2%
  Cambridge Technology
    Partners, Inc.**                  210,600        3,053,700
  Complete Business
    Solutions, Inc.**                 335,600        4,593,525
                                                  ------------
                                                     7,647,225
                                                  ------------
CONSTRUCTION -- 1.9%
  Dal-Tile International, Inc.**      699,200        5,549,900
  Lone Star Industries, Inc.          135,800        6,773,025
                                                  ------------
                                                    12,322,925
                                                  ------------
CONTAINERS -- 1.6%
  Silgan Holdings, Inc.**             256,400        5,128,000
  US Can Corp.**                      264,700        5,409,806
                                                  ------------
                                                    10,537,806
                                                  ------------
DURABLE GOODS -- 2.0%
  Kellwood Co.                        290,000        6,380,000
  Wellman, Inc.                       370,700        6,695,769
                                                  ------------
                                                    13,075,769
                                                  ------------

                                     Number
                                    of Shares        Value
                                    ---------   --------------
ELECTRONICS -- 9.5%
  Audiovox Corp., Class A**            77,100      $ 1,339,613
  Belden, Inc.                        292,940        6,005,270
  Cable Design Technologies, Inc.**   144,500        3,296,406
  Dallas Semiconductor Corp.          154,100        8,234,719
  DII Group, Inc.**                   183,100        6,442,831
  Electro Scientific
    Industries, Inc.**                108,100        5,759,703
  Lam Research Corp.**                 79,900        4,873,900
  Marshall Industries**               133,100        4,858,150
  Oak Industries, Inc.**              178,200        6,058,800
  Park Electrochemical Corp.          267,100        8,780,912
  Tektronix, Inc.                     168,700        5,651,450
                                                  ------------
                                                    61,301,754
                                                  ------------
ENERGY & UTILITIES -- 10.5%
  Alliant Energy Corp.                253,692        7,024,097
  C & D Technology, Inc.              234,900        8,529,806
  Cilcorp, Inc.                        78,500        5,087,781
  Cleco Corp.                         177,300        5,751,169
  Eastern Enterprises, Inc.            78,400        3,640,700
  Illinova Corp.                       93,800        2,632,262
  Mitchell Energy & Development
    Corp.                             260,900        6,131,150
  Piedmont Natural Gas, Inc.          120,700        3,658,719
  Sierra Pacific Resources Corp.      231,062        5,141,129
  Tesoro Petroleum Corp.**            331,700        5,473,050
  TNP Enterprises, Inc.               160,400        6,245,575
  USEC, Inc.                          333,100        3,414,275
  Washington Gas Light Corp.          199,000        5,397,875
                                                  ------------
                                                    68,127,588
                                                  ------------
FINANCE -- 2.6%
  Metris Companies, Inc.              152,448        4,487,688
  Peoples Heritage Financial
    Group, Inc.                       403,100        6,701,537
  Webster Financial Corp.             218,600        5,574,300
                                                  ------------
                                                    16,763,525
                                                  ------------
FOOD & AGRICULTURE -- 3.4%
  Del Monte Foods Co.**               483,800        6,833,675
  Earthgrains Co.                     309,400        6,845,475
  Suiza Foods Corp.**                 219,700        8,238,750
                                                  ------------
                                                    21,917,900
                                                  ------------
GLASS -- 0.6%
  Libbey, Inc.                        123,000        3,636,187
                                                  ------------
INSURANCE -- 2.5%
  Enhance Financial Services
    Group, Inc.                       235,000        4,156,562
  FPIC Insurance Group, Inc.**        224,200        3,377,012
  HCC Insurance Holdings, Inc.        174,000        2,925,375
  Penn Treaty American Corp.**        280,200        5,849,175
                                                  ------------
                                                    16,308,124
                                                  ------------
JEWELRY -- 1.7%
  Finlay Enterprises, Inc.**          294,700        4,052,125
  Movado Group, Inc.                  314,012        7,222,276
                                                  ------------
                                                    11,274,401
                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONTINUED)

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                    ---------   --------------
COMMON STOCKS -- (CONTINUED)
MACHINERY & HEAVY EQUIPMENT -- 4.3%
  Alamo Group, Inc.                   230,360      $ 2,130,830
  JLG Industries, Inc.                166,300        2,525,681
  Pentair, Inc.                       129,400        5,192,175
  Plantronics, Inc.**                  80,820        4,020,795
  Stewart & Stevenson Services, Inc.  434,500        5,702,812
  Terex Corp.**                       251,600        7,925,400
                                                  ------------
                                                    27,497,693
                                                  ------------
MEDIA -- 1.3%
  Valassis Communication, Inc.**      196,450        8,631,522
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 0.9%
  Quorum Health Group, Inc.**         359,200        2,525,625
  Sierra Health Services, Inc.**      349,700        3,540,712
                                                  ------------
                                                     6,066,337
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.4%
  Hologic, Inc.**                     308,800        1,244,850
  Maxxim Medical, Inc.**              242,400        5,802,450
  Mentor Corp.                        192,500        5,486,250
  PSS World Medical, Inc.**           341,300        3,050,369
                                                  ------------
                                                    15,583,919
                                                  ------------
METAL & MINING -- 4.5%
  Gibraltar Steel Corp.               296,200        6,238,712
  LTV Corp.                           539,500        2,933,531
  Mueller Industries, Inc.**          248,600        7,380,313
  RTI International Metals, Inc.**    465,300        4,653,000
  Steel Dynamics, Inc.**              309,600        4,856,850
  Wolverine Tube, Inc.**              176,100        2,729,550
                                                  ------------
                                                    28,791,956
                                                  ------------
MISCELLANEOUS SERVICES -- 1.3%
  CDI Corp.**                         194,200        5,304,088
  Interim Services, Inc.**            192,330        3,149,404
                                                  ------------
                                                     8,453,492
                                                  ------------
MOTOR VEHICLES -- 1.8%
  Borge-Warner Automotive, Inc.       131,000        5,633,000
  Tower Automotive, Inc.**            318,600        6,312,263
                                                  ------------
                                                    11,945,263
                                                  ------------
OIL & GAS -- 5.0%
  Cross Timbers Oil Co.               361,500        4,880,250
  Oneok, Inc.                         165,000        5,001,563
  Pride International, Inc.**         689,542        9,782,877
  Santa Fe Snyder Corp.**             921,000        8,289,000
  Valero Energy Corp.                 230,400        4,435,200
                                                  ------------
                                                    32,388,890
                                                  ------------
PAPER & FOREST PRODUCTS -- 3.4%
  Caraustar Industries, Inc.          289,100        7,372,050
  Chesapeake Corp.                    125,000        3,781,250
  Mail-Well, Inc.**                   454,300        6,303,413
  Rayonier, Inc.                      100,800        4,233,600
                                                  ------------
                                                    21,690,313
                                                  ------------
PHARMACEUTICALS -- 1.9%
  Amerisource Health Corp., Class A** 296,400        7,020,975
  Barr Labs, Inc.**                   103,600        3,289,300
  ICN Pharmaceuticals, Inc.           123,700        2,126,094
                                                  ------------
                                                    12,436,369
                                                  ------------

                                     Number
                                    of Shares       Value
                                    ---------   --------------
REAL ESTATE -- 7.5%
  Alexandria Real Estate
    Equities, Inc.                    162,100     $  4,771,819
  Bedford Property Investors, Inc.    268,900        4,537,688
  Brandywine Realty Trust             263,300        4,278,625
  BRE Properties, Inc.                193,282        4,626,688
  Burnham Pacific Properties, Inc.    291,000        3,073,688
  Camden Property Trust               233,700        6,280,688
  General Growth Properties, Inc.      91,400        2,879,100
  Glenborough Realty Trust, Inc.      307,800        5,078,700
  Lennar Corp.                        320,665        5,110,598
  Prentiss Properties Trust           338,200        7,503,813
                                                  ------------
                                                    48,141,407
                                                  ------------
RESTAURANTS -- 1.0%
  Ruby Tuesday, Inc.                  326,900        6,374,550
                                                  ------------
RETAIL MERCHANDISING -- 4.0%
  Bon Ton Stores, Inc.**              359,800        1,427,956
  Brown Shoe Co., Inc.                282,700        5,176,944
  Charming Shoppes, Inc.**            620,000        3,177,500
  Duane Reade, Inc.**                 145,000        4,368,125
  Enesco Group, Inc.                  232,300        3,571,613
  Hollywood Entertainment Corp.**     187,500        2,812,500
  Venator Group, Inc.**               591,100        5,061,294
                                                  ------------
                                                    25,595,932
                                                  ------------
TELECOMMUNICATIONS -- 2.4%
  CommScope, Inc.**                   156,100        5,073,250
  CT Communications, Inc.              74,700        3,688,313
  Innotrac Corp.**                    203,500        3,637,563
  MRV Communications, Inc.**          121,700        2,882,769
                                                  ------------
                                                    15,281,895
                                                  ------------
TEXTILES -- 0.7%
  Tropical Sportswear International
    Corp.**                           253,000        4,712,125
                                                  ------------
TOBACCO -- 0.5%
  UST, Inc.                           116,100        3,570,075
                                                  ------------
TRANSPORTATION -- 1.8%
  Midwest Express Holdings, Inc. **   129,215        3,383,818
  Newport News Shipbuilding, Inc.     146,600        4,737,013
  Teekay Shipping Corp.               215,300        3,364,063
                                                  ------------
                                                    11,484,894
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $595,886,952)                              635,344,019
                                                  ------------


                                     Par/Shares
                           Maturity     (000)
                           ----------  --------
SHORT TERM INVESTMENTS -- 2.3%
   Federal Home Loan Bank
     Discount Notes
     5.17%                 10/01/99   $14,000       14,000,000
   Galileo Money Market Fund              805          804,746
                                                    ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $14,804,746)                                14,804,746
                                                    ----------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 1999                              Value
                                                    ----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $610,691,698*)                  100.6%    $650,148,765

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.6%)     (4,027,628)
                                        ------    ------------
NET ASSETS (Applicable to 35,263,819
  Institutional shares, 4,536,139
  Service shares, 2,165,110 Investor
  A shares, 1,327,400 Investor B
  shares and 640,078 Investor C
  shares outstanding)                   100.0%    $646,121,137
                                        ======    ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  SHARE ($519,388,482 (DIVIDE) 35,263,819)              $14.73
                                                        ======

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SERVICE
  SHARE ($66,728,345 (DIVIDE) 4,536,139)                $14.71
                                                        ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER INVESTOR A SHARE
  ($31,842,898 (DIVIDE) 2,165,110)                      $14.71
                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR
   A SHARE ($14.71 (DIVIDE) 0.955)                      $15.40
                                                        ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE (SUBJECT TO A
  MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 4.5%) PER INVESTOR B
  SHARE ($18,999,680 (DIVIDE) 1,327,400)                $14.31
                                                        ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE (SUBJECT TO A
  MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 1.0%) PER INVESTOR C SHARE
  ($9,161,732 (DIVIDE) 640,078)                         $14.31
                                                        ======

----------------------
* Cost for Federal income tax purposes is $610,768,233. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                  $108,676,897
   Gross unrealized depreciation                   (69,296,365)
                                                  ------------
                                                  $ 39,380,532
                                                  ============
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                    ---------   --------------
COMMON STOCKS -- 87.0%
BANKS -- 0.9%
  Investors Financial Service Co.     467,700   $   16,077,187
                                                --------------
BROADCASTING -- 1.9%
  Cumulus Media, Inc., Class A**      317,700       10,384,819
  Emmis Communications Corp.,
    Class A**                         229,500       15,161,344
  Insight Communications, Inc.**      201,200        5,759,350
  Tivo, Inc.**                         27,000          808,312
                                                --------------
                                                    32,113,825
                                                --------------
CHEMICALS -- 0.7%
  Chemdex Corp.**                     402,285       12,395,407
                                                --------------
COMMUNICATIONS -- 0.1%
  Acme Communications, Inc.**          41,800        1,295,800
                                                --------------
COMPUTER & OFFICE EQUIPMENT -- 5.9%
  Business Objects, S.A. - ADR**      171,000       10,089,000
  Clarify, Inc.**                     369,566       18,593,789
  Emulex Corp.**                      264,000       22,671,000
  Factset Research Systems, Inc.      144,000        8,190,000
  Foundry Networks, Inc.**             35,600        4,485,600
  Inktomi Corp.**                      29,700        3,564,928
  Pinnacle Systems, Inc.**            317,200       13,441,350
  SanDisk Corp.**                     174,300       11,362,181
  Tenfold Corp.**                      90,400        2,395,600
  Visual Networks, Inc.**             133,600        5,669,650
                                                --------------
                                                   100,463,098
                                                --------------
COMPUTER SOFTWARE & SERVICES -- 9.6%
  Advanced Digital Information
    Corp.**                           469,700       13,063,531
  Bluestone Software, Inc.**           68,000        1,572,500
  China.com Corp. - ADR**             111,400        7,241,000
  Cybersource Corp.**                  59,200        3,278,200
  E.Piphany, Inc.**                    13,700          667,875
  Engage Technologies, Inc.**          53,700        2,023,819
  Kana Communication, Inc.**           10,200          508,725
  Keynote Systems, Inc.**              28,300          707,500
  Liquid Audio, Inc.**                100,300        3,711,100
  Luminant Worldwide Corp.**           66,600        2,047,950
  Macromedia, Inc.**                  168,100        6,871,087
  Mercury Interactive Corp.**         599,300       38,692,306
  Netzero, Inc.**                      88,100        2,290,600
  Peregrine Systems, Inc.**           653,900       26,646,425
  Proxicom, Inc.**                    104,600        6,119,100
  Sanchez Computer Associates,
    Inc.**                            225,200        7,910,150
  VERITAS Software Corp.**            500,350       37,995,328
                                                --------------
                                                   161,347,196
                                                --------------
CONSTRUCTION -- 0.0%
  Morrison Knudsen Corp.**                162              506
                                                --------------
ELECTRONICS -- 17.8%
  Alpha Industries, Inc.**            308,900       17,423,891
  Applied Micro Circuits Corp.**      744,600       42,442,200
  CTS Corp.                           106,500        6,123,750
  Cypress Semiconductor Corp.**       756,900       16,273,350
  Dendrite International, Inc.**      357,300       16,882,425
  DII Group, Inc.**                   340,300       11,974,306
  Electro Scientific Industries,
    Inc.**                             61,857        3,295,818
  Flextronics International Ltd.**    322,100       18,742,194
  Kemet Corp.**                       506,000       16,176,187
  Micrel, Inc.**                      457,800       19,857,075
  MIPS Technologies, Inc.**           164,600        5,236,337

                                    Number
                                   of Shares        Value
                                   ----------   --------------
ELECTRONICS -- (CONTINUED)
  Optical Coating Laboratory, Inc.    100,200   $    9,224,662
  PMC-Sierra, Inc.**                  189,700       17,547,250
  QLogic Corp.**                      299,800       20,929,787
  SDL, Inc.**                         299,500       22,855,594
  Semtech Corp.**                     539,000       19,740,875
  TranSwitch Corp.**                  327,100       18,644,700
  Vitesse Semiconductor Corp.**       236,037       20,151,659
                                                --------------
                                                   303,522,060
                                                --------------
ENERGY & UTILITIES -- 2.7%
  Calpine Corp.**                     419,300       35,666,706
  Catalytica, Inc.**                  667,000       10,005,000
                                                --------------
                                                    45,671,706
                                                --------------
ENTERTAINMENT & LEISURE -- 4.1%
  Championship Auto Racing Teams,
    Inc.**                            526,100       13,678,600
  Cinar Films, Inc., Class B**        868,900       26,284,225
  Speedway Motorsports, Inc.**        679,200       29,417,850
                                                --------------
                                                    69,380,675
                                                --------------
FINANCE -- 1.4%
  NCO Group, Inc.**                   492,450       23,145,150
                                                --------------
MACHINERY & HEAVY EQUIPMENT -- 0.9%
  Advanced Energy Industries,
    Inc.**                            162,000        5,001,750
  Brooks Automation, Inc.**             1,168           20,513
  Helix Technology Corp.              324,556       10,791,487
                                                --------------
                                                    15,813,750
                                                --------------
MEDICAL & MEDICAL SERVICES -- 2.5%
  Affymetrix, Inc.**                  162,000       15,946,875
  MedQuist, Inc.**                    546,500       18,273,594
  Protein Design Labs**               175,193        6,328,847
  Trankaryotic Therapies, Inc.**       40,297        2,070,258
                                                --------------
                                                    42,619,574
                                                --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.7%
  Arthrocare Corp.**                   88,400        4,828,850
  Cytyc Corp.**                       232,700        9,002,581
  Minimed, Inc.**                     325,300       31,960,725
                                                --------------
                                                    45,792,156
                                                --------------
OIL & GAS -- 4.9%
  Atwood Oceanics, Inc.**             419,300       12,814,856
  Cal Dive International, Inc.**      150,000        5,137,500
  Forest Oil Corp.**                  567,400        9,681,262
  Louis Dreyfus Natural Gas Co.**     205,500        4,405,406
  Marine Drilling Cos., Inc.**        401,700        6,351,881
  Oceaneering International, Inc.**   369,400        6,210,537
  Rowan Cos., Inc.**                  825,300       13,411,125
  Spinnaker Exploration Co.**          56,300          731,900
  Stone Energy Corp.**                448,000       22,792,000
  Superior Energy Services, Inc.**    211,900        1,337,619
                                                --------------
                                                    82,874,086
                                                --------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                    Number
AS OF SEPTEMBER 30, 1999           of Shares       Value
                                   ----------   --------------
COMMON STOCKS -- (CONTINUED)
PHARMACEUTICALS -- 6.9%
  Alkermes, Inc.**                    504,200   $   14,527,262
  ChiRex, Inc.**                      370,200        9,555,788
  King Pharmaceuticals, Inc.**        265,800        9,303,000
  Millennium Pharmaceuticals,
    Inc.**                            472,800       30,732,000
  Pharmacyclics, Inc.**               183,900        7,516,913
  QLT PhotoTherapeutics, Inc.**       316,300       24,177,181
  Shire Pharmaceuticals Group
    PLC - ADR**                       769,200       22,162,575
                                                --------------
                                                   117,974,719
                                                --------------
RESTAURANTS -- 0.6%
  Papa John's International, Inc.**   228,110        9,409,538
                                                --------------
RETAIL MERCHANDISING -- 4.1%
  Cost Plus, Inc.**                   389,800       18,905,300
  Electronics Boutique Holdings
    Corp.**                           178,235        4,589,551
  Lands' End, Inc.**                  100,000        6,600,000
  Linens 'n Things, Inc.**            358,819       12,110,141
  Pacific Sunwear of California,
    Inc.**                          1,003,200       28,120,950
                                                --------------
                                                    70,325,942
                                                --------------
TELECOMMUNICATIONS -- 18.4%
  Aerial Communications, Inc.**       377,700       10,245,113
  Allegiance Telecom, Inc.**          407,300       21,434,163
  American Mobile Satellite Corp.**   170,500        2,983,750
  ANTEC Corp.**                       565,300       30,031,563
  Ditech Communications Corp.**       134,100        7,040,250
  Entercom Communications Corp.**     493,600       17,769,600
  Focal Communications Corp.**        154,200        3,951,375
  Harmonic Lightwaves, Inc.**         281,300       36,797,556
  ITC Deltacom, Inc.**                801,400       22,038,500
  Mastec, Inc.**                      203,000        5,975,813
  MRV Communications, Inc.**          198,700        4,706,706
  Nielson Media Research, Inc.**      819,800       30,486,313
  Paxson Communications Corp.**       415,700        5,092,325
  Pegasus Communications Corp.**      395,500       17,846,938
  Pinnacle Holdings, Inc.**         1,100,100       28,740,113
  Polycom, Inc.**                     298,900       14,244,453
  Powertel, Inc.**                    423,300       23,307,956
  Price Communications Corp.**        199,710        5,005,232
  Radio One, Inc.**                    57,000        2,365,500
  RF Micro Devices, Inc.**            317,600       14,530,200
  Time Warner Telecom, Inc.,
    Class A**                         157,500        3,287,813
  WinStar Communications, Inc.**      151,500        5,917,969
                                                --------------
                                                   313,799,201
                                                --------------
TRANSPORTATION -- 0.9%
  Circle International Group, Inc.    277,300        5,667,319
  Eagle USA Airfreight, Inc.**        344,550       10,314,966
                                                --------------
                                                    15,982,285
                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,049,863,749)                           1,480,003,861
                                                --------------


                                   Par/Shares
                          Maturity    (000)         Value
                          -------- ----------   --------------
CORPORATE BONDS -- 0.6%
   Speedway Motorsports, Inc.
     5.75%                 09/30/03    $7,000   $   10,517,500
                                                --------------
     (Cost $7,000,000)

SHORT TERM INVESTMENTS -- 12.4%
 Federal Home Loan Bank
   Discount Notes
   5.17%                   10/01/99    32,250       32,250,000
   5.20%                   10/01/99    86,750       86,750,000
   5.16%                   10/13/99    76,660       76,528,145
   5.19%***                10/15/99     2,200        2,195,560
   5.11%***                10/22/99       550          548,361
 Federal National Mortgage
   Association Discount Notes
   5.21%***                10/15/99     4,000        3,991,896
 Galileo Money Market Fund              8,364        8,363,701
                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $210,627,663)                              210,627,663
                                                --------------
TOTAL INVESTMENTS IN SECURITIES-- 100.0%
  (Cost $1,267,491,412*)                        $1,701,149,024
                                                ==============

-----------------------
* Cost for Federal income tax purposes is $1,271,170,052. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                  $455,749,725
   Gross unrealized depreciation                   (25,770,753)
                                                  ------------
                                                  $429,978,972
                                                  ============
** Non-income producing security.
***Principal amount of securities pledged as initial margin requirement of $6,750,000 on 288 Standard & Poor's 500 Stock Index futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $93,470,400, thereby resulting in an unrealized loss of $3,960,000.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 1999
ASSETS
   Investments at value (Cost $1,267,491,412) ................   $1,701,149,024
   Collateral received for securities loaned .................      150,857,483
   Dividends receivable ......................................            3,196
   Interest receivable .......................................           85,652
   Investments sold receivable ...............................       30,287,575
   Capital shares sold receivable ............................       14,138,853
   Futures margin receivable .................................        1,317,600
   Prepaid expenses ..........................................           19,630
                                                                 --------------
          TOTAL ASSETS .......................................    1,897,859,013
                                                                 --------------

LIABILITIES
   Payable upon return of securities loaned ..................      150,857,483
   Investments purchased payable .............................        9,197,924
   Capital shares redeemed payable ...........................        2,037,951
   Advisory fees payable .....................................          758,908
   Administrative fees payable ...............................          310,772
   Transfer agent fees payable ...............................          184,771
   Other accrued expenses payable ............................          359,449
                                                                   ------------
          TOTAL LIABILITIES ..................................      163,707,258
                                                                   ------------

NET ASSETS (Applicable to 56,183,524 Institutional shares,
   6,855,751 Service shares, 3,214,351 Investor A shares
   1,840,041 Investor B shares and 565,006 Investor C
   shares outstanding) .......................................   $1,734,151,755
                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($1,426,125,901 (DIVIDE) 56,183,524) ..           $25.38
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SERVICE SHARE ($170,899,923 (DIVIDE) 6,855,751) ..............           $24.93
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR A SHARE
  ($79,478,338 (DIVIDE) 3,214,351) ...........................           $24.73
                                                                         ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
  ($24.73 (DIVIDE) 0.955) ....................................           $25.90
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject
   to a maximum contingent deferred sales charge of 4.5%) PER
   INVESTOR B SHARE ($44,108,737 (DIVIDE) 1,840,041) .........           $23.97
                                                                         ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%) PER
   INVESTOR C SHARE ($13,538,856 (DIVIDE) 565,006) ...........           $23.97
                                                                         ======


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           MICRO-CAP EQUITY PORTFOLIO

                                    Number
AS OF SEPTEMBER 30, 1999           of Shares        Value
                                   ----------   --------------
COMMON STOCKS -- 87.5%
BUSINESS SERVICES -- 3.1%
  Diamond Technology Partners,
    Inc.**                             67,000     $  3,006,625
  Macrovision Corp.**                  35,000        1,553,125
                                                  ------------
                                                     4,559,750
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 3.2%
  Braun Consulting, Inc.**            150,000        2,493,750
  SonoSight, Inc.**                    83,000        2,168,375
                                                  ------------
                                                     4,662,125
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 25.4%
  Broadbase Software, Inc.**           61,500          980,156
  Cidco, Inc.**                        30,000          391,875
  Cybex Computer Products Corp.**      76,000        2,536,500
  Digital Insight Corp.**               5,000           75,000
  Documentum, Inc.**                   33,000          713,625
  Emulex Corp.**                       46,000        3,950,250
  Exchange Applications, Inc.**         1,900           55,219
  Interactive Intelligence, Inc.**     76,000        1,748,000
  Interleaf, Inc.**                   208,000        3,536,000
  Lightbridge, Inc.**                 105,000        2,067,188
  Loislaw.Com, Inc.**                  22,000          319,000
  Netiq Corp.**                        60,000        1,777,500
  Netopia, Inc.**                      88,000        3,509,000
  Netsolve, Inc.**                     11,000          195,250
  Radware Ltd**                        11,000          302,500
  Silverstream Software, Inc.**        60,000        1,867,500
  U.S.Interactive, Inc.**              90,000        1,985,625
  Unify Corp.**                       125,000        2,812,500
  Verity, Inc.**                       60,000        4,128,750
  Viant Corp.**                        60,000        2,902,500
  Zoran Corp.**                        60,000        1,627,500
                                                  ------------
                                                    37,481,438
                                                  ------------
CONSTRUCTION -- 1.2%
  Shaw Group, Inc.**                   80,000        1,795,000
                                                  ------------
CONTAINERS -- 0.7%
  US Can Corp.**                       50,000        1,021,875
                                                  ------------
ELECTRONICS -- 10.1%
  ACT Manufacturing, Inc.**           100,000        2,506,250
  C-Cor Electronics, Inc.**            50,000        1,518,750
  hi/fn, Inc.**                        13,000        1,433,250
  Interlink Electronics, Inc.**        15,000          120,938
  Rex Stores Corp.**                   70,000        2,170,000
  Semtech Corp.**                      90,000        3,296,250
  TranSwitch Corp.**                   51,100        2,912,700
  Ultimate Electronics, Inc.**         65,000        1,015,625
                                                  ------------
                                                    14,973,763
                                                  ------------
ENTERTAINMENT & LEISURE -- 3.8%
  4Kids Entertainment, Inc.**          40,000        1,250,000
  JAKKS Pacific, Inc.**                93,000        3,487,500
  LodgeNet Entertainment Corp.**       70,000          910,000
                                                  ------------
                                                     5,647,500
                                                  ------------
FOOD & AGRICULTURE -- 0.7%
  Curagen Corp.**                      75,000          993,750
                                                  ------------

                                    Number
                                   of Shares        Value
                                   ----------   --------------
JEWELRY -- 1.0%
  Whitehall Jewelers, Inc.**           51,000     $  1,466,250
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 8.9%
  Arthrocare Corp.**                   50,000        2,731,250
  Aurora Biosciences Corp.**          160,000        2,180,000
  Polymedica Corp.**                  115,000        2,673,750
  Strategic Diagnotstics, Inc.**      110,000          996,875
  United Therapeutics Corp.**         160,000        4,620,000
                                                  ------------
                                                    13,201,875
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
  Staar Surgical Co.**                 40,000          475,000
                                                  ------------
OIL & GAS -- 3.9%
  Basin Exploration, Inc.**           140,000        3,360,000
  UTI Energy Corp.**                  120,000        2,332,500
                                                  ------------
                                                     5,692,500
                                                  ------------
PHARMACEUTICALS -- 5.1%
  Biomarin Pharmaceutical, Inc.**     130,000        2,258,750
  Collagenex Pharmaceuticals, Inc.**  100,000        1,750,000
  Genzyme Transgenics Corp.**         100,000          675,000
  Progenics Pharmaceuticals, Inc.**    65,000        1,267,500
  Trimeris, Inc.**                     98,000        1,635,375
                                                  ------------
                                                     7,586,625
                                                  ------------
PLASTIC PRODUCTS -- 0.8%
  U.S. Plastic Lumber Corp.**          92,500        1,144,688
                                                  ------------
RETAIL MERCHANDISING -- 1.2%
  Factory 2-U Stores, Inc.**           60,000        1,792,500
                                                  ------------
TELECOMMUNICATIONS -- 18.1%
  AirGate PCS, Inc.**                  70,000        1,741,250
  Airnet Wireless Communications,
    Inc.**                             95,000        1,995,000
  Audiovox Corp.**                    160,000        2,800,000
  CTC Communications Corp.**          120,000        1,972,500
  Globespan, Inc.**                     5,500          347,188
  Harmonic Lightwaves, Inc.**          15,000        1,962,188
  Metro One Telecommunications,
    Inc.**                            100,000        1,918,750
  NorthEast Optic Network, Inc.**      70,000        2,642,500
  Performance Technologies, Inc.**    100,000        2,256,250
  Price Communications Corp.**        178,000        4,461,125
  Rural Cellular Corp.**              100,000        4,587,499
                                                  ------------
                                                    26,684,250
                                                  ------------
TOTAL COMMON STOCKS
   (Cost $102,344,791)                             129,178,889
                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     MICRO-CAP EQUITY PORTFOLIO (CONCLUDED)

                                    Par/Shares
AS OF SEPTEMBER 30, 1999   Maturity   (000)         Value
                           -------- ----------  ---------------
SHORT TERM INVESTMENTS -- 17.9%
   Federal Home Loan Bank
     Discount Notes
     5.20%                 10/01/99   $25,000     $ 25,000,000
   Galileo Money Market Fund            1,512        1,511,604
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $26,511,604)                               26,511,604
                                                  -------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $128,856,395*)                105.4%      155,690,493

LIABILITIES IN EXCESS OF OTHER ASSETS
   (Including $14,072,186 of
   investment purchases payable)        (5.4%)      (7,996,703)
                                       ------     ------------
NET ASSETS (Applicable to 1,136,620
  Institutional shares, 28,005 Service
  shares, 1,846,942 Investor A shares,
  2,193,635 Investor B shares and
  820,116  Investor C shares
  outstanding)                         100.0%     $147,693,790
                                       ======     ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($28,106,395 (DIVIDE) 1,136,620)                      $24.73
                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SERVICE SHARE
  ($690,097 (DIVIDE) 28,005)                            $24.64
                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($45,428,594 (DIVIDE) 1,846,942)                      $24.60
                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR
  A SHARE($24.60 (DIVIDE) 0.950)                        $25.89
                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%) PER
  INVESTOR B SHARE
  ($53,476,051 (DIVIDE) 2,193,635)                      $24.38
                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%) PER INVESTOR
  C SHARE($19,992,653 (DIVIDE) 820,116)                 $24.38
                                                        ======

--------------------------
* Cost for Federal income tax purposes is $129,537,804. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                   $30,265,735
   Gross unrealized depreciation                    (4,113,046)
                                                   -----------
                                                   $26,152,689
                                                   ===========
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                         INTERNATIONAL EQUITY PORTFOLIO

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                   ----------   --------------
COMMON STOCKS -- 97.2%
AUSTRALIA -- 1.4%
  Goodman Fielder Ltd.              4,000,000   $    3,706,938
  John Fairfax Holdings Ltd.          778,000        2,002,043
  National Australia Bank Ltd.        463,000        6,777,923
  North Ltd.                        1,470,000        3,117,940
  Telstra Corporation Ltd.            330,000        1,710,452
                                                --------------
                                                    17,315,296
                                                --------------
BELGIUM -- 0.3%
  Agfa Gevaert NV**                   202,000        4,046,540
                                                --------------
DENMARK -- 0.8%
  Teledanmark, Series B               180,000       10,727,763
                                                --------------
FINLAND -- 1.0%
  Nokia AB, Class A                   143,500       12,852,617
                                                --------------
FRANCE -- 13.2%
  Alcatel Alsthom                     103,700       14,290,805
  Axa SA                              103,500       13,094,848
  Banque Nationale de Paris SA        145,900       11,645,834
  Carrefour Supermarche SA             63,500       10,164,274
  Credit Lyonnais**                   185,000        5,439,786
  Dexia France                         77,200       11,510,362
  Elf Aquitaine SA                     67,500       11,789,388
  France Telecommunications SA        128,800       11,302,818
  Groupe Danone                        47,000       11,437,411
  Peugeot Citroen SA                   28,250        5,662,155
  Renault SA                          159,500        8,816,002
  Rhone-Poulenc SA                    114,600        5,919,295
  Suez Lyonnaise des Eaux              70,000       11,331,445
  Total Fina SA                       114,000       14,326,184
  Valeo SA                             93,400        6,758,962
  Vivendi Generale Des Eaux           219,090       15,387,959
                                                --------------
                                                   168,877,528
                                                --------------
GERMANY -- 8.8%
  Allianz AG                           35,110       10,110,699
  BASF AG                             130,950        5,606,286
  Bayerische Hypo-Und
    Vereinsbank AG                     75,000        4,365,109
  DaimlerChrysler AG                   76,000        5,269,122
  Deutsche Bank AG                    141,760        9,511,257
  Deutsche Telekom AG                 117,500        4,736,389
  Hoechst AG                          225,800        9,828,160
  MAN AG                              354,000       10,782,338
  Mannesmann AG                       115,000       18,495,921
  Siemens AG                          177,000       14,590,087
  Thyssen AG**                        391,000        7,786,854
  Veba AG                             195,125       10,650,020
                                                --------------
                                                   111,732,242
                                                --------------
HONG KONG -- 2.8%
  Cheung Kong Ltd.                    580,000        4,834,852
  China Telecommunications Ltd.**   2,000,000        6,166,673
  Dao Heng Bank Group Ltd.          1,220,400        5,577,582
  Henderson Land Development
    Co. Ltd.                        1,600,000        7,394,858
  Hutchinson Whampoa Ltd.             760,000        7,069,144
  New World China Land Ltd.**       4,033,592        2,362,755
  South China Morning Post
    Holdings Ltd.                   3,700,000        2,476,968
                                                --------------
                                                    35,882,832
                                                --------------

                                     Number
                                    of Shares       Value
                                   ----------   --------------
ITALY -- 4.1%
  Banca Nazionale del Lovoro SpA**  1,345,000   $    4,812,882
  ENI SpA                           1,984,000       12,445,164
  Istituto Nazionale delle
    Assicurazioni SpA               4,000,000       13,035,421
  Tecnost SpA                       1,548,000        3,247,737
  Telecom Italia Mobile SpA         1,100,000        6,841,466
  Unicredito Italiano SpA           2,500,000       12,220,708
                                                --------------
                                                    52,603,378
                                                --------------
JAPAN -- 28.5%
  Asahi Glass Co. Ltd.              1,100,000        7,614,583
  Bridgestone Corp.                   280,000        7,837,188
  Daiwa Securities Co. Ltd.         1,398,000       12,736,933
  Hitachi Ltd.                      1,093,000       12,114,016
  Industrial Bank of Japan Ltd.     1,100,000       13,524,409
  Kawasaki Steel Corp.              3,600,000        8,351,903
  Kuraray Co. Ltd.                    905,000       10,608,381
  Kyocera Corp.                       123,000        9,357,850
  Mabuchi Motors Co. Ltd.             112,000       14,580,325
  Matsushita Electric
    Industrial Co.                    655,000       13,934,631
  Mauri Co. Ltd.                      359,000        6,703,426
  Minebea Co. Ltd.                    300,000        3,818,093
  Mitsubishi Corp.                  1,570,000       12,976,820
  Mitsubishi Heavy Industries Ltd.  1,517,000        5,841,917
  Mitsui Fudosan Co. Ltd.           1,551,000       12,441,010
  Nintendo Co. Ltd.                    44,000        7,017,401
  Nippon Seiko Ltd.                 1,242,000        9,005,853
  Nippon Telegraph & Telephone
    Corp.                               1,269       15,614,169
  Nishimatsu Construction Co. Ltd.  1,985,000       10,720,482
  NTT Mobile Communication
    Network, Inc.                         350        6,903,563
  Ricoh Co.                         1,008,000       17,515,326
  Sanwa Bank Ltd.                   1,178,000       15,766,893
  Sekisui Chemical Co.              1,688,000        9,528,683
  Sharp Corp.                       1,355,000       21,712,223
  Shin-Etsu Chemical Co.              401,000       16,722,966
  Sumitomo Bank Ltd.                  970,000       14,577,320
  Sumitomo Marine & Fire
    Insurance Co.                   1,946,000       12,429,044
  Suzuki Motor Co. Ltd.               452,000        7,340,394
  Teijin Ltd.                       2,550,000       12,286,933
  Toshiba Corp.                     1,345,000       10,018,009
  Toyota Motor Corp.                  296,000        9,424,913
  Trans Cosmos, Inc.                   65,000        8,119,905
  Tsubaki Nakashima Co. Ltd.          530,000        7,208,259
                                                --------------
                                                   364,353,821
                                                --------------
NETHERLANDS -- 7.4%
  Equant NV**                          87,000        7,078,745
  Fortis NV                           226,000        7,304,841
  Getronics NV                         87,000        4,692,911
  Internationale Nederlanden
    Groep NV                          230,597       12,524,704
  Konin Philips                       170,200       17,129,119
  Koninklijke Ahold NV                270,000        8,885,173
  Laurus NV                           234,920        5,404,026
  Royal Dutch Petroleum Co.           213,250       12,377,394
  Vendex Non-Food NV                  235,600        6,774,585
  Verenigde Nederlandse
    Uitgeversbedrijven Verenigd
    Bezit                             349,000       12,116,765
                                                --------------
                                                    94,288,263
                                                --------------

See accompanying notes to financial statements.
                                                                              37

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                   ----------   --------------
COMMON STOCKS -- (CONTINUED)
NORWAY -- 0.3%
  Petroleum Geo Services ASA**        192,100   $    3,605,471
                                                --------------
PORTUGAL -- 0.3%
  Portugal Telecom SA                 101,775        4,235,838
                                                --------------
SINGAPORE -- 1.8%
  DBS Group Holdings Ltd.             594,875        6,646,765
  Parkway Holdings Ltd.             2,100,000        3,828,353
  Sembcorp Industries Ltd.          1,900,000        2,189,983
  Singapore Airlines Ltd              228,000        2,225,738
  Singapore Press Holdings Ltd.       165,000        2,600,458
  Singapore Telecommunications Ltd.   906,000        1,651,661
  United Overseas Bank Ltd.           464,000        3,519,968
                                                --------------
                                                    22,662,926
                                                --------------
SPAIN -- 3.4%
  Argentaria Caja Postal Y Banco
    Hipotecario de Espana SA          493,000       10,847,281
  Banco Santander Central
    Hispano SA                        795,000        8,221,102
  Endesa SA                           175,000        3,324,884
  Repsol SA                           272,250        5,332,038
  Telefonica de Espana SA             990,000       15,846,663
                                                --------------
                                                    43,571,968
                                                --------------
SWEDEN -- 1.1%
  Telefonaktiebolaget LM
    Ericsson - AB, Class B            441,500       13,679,452
                                                --------------
SWITZERLAND -- 4.7%
  Clariant AG                          12,276        5,562,969
  Credit Suisse Group                  30,970        5,675,639
  Holderbank Financiere Glarus AG       4,118        5,348,587
  Nestle SA                             5,750       10,805,822
  Novartis Ltd.                         6,836       10,140,703
  Roche Holding AG                      1,030       11,919,358
  UBS-AG Registered                    35,500       10,007,131
                                                --------------
                                                    59,460,209
                                                --------------
UNITED KINGDOM -- 17.3%
  Abbey National PLC                  300,000        5,326,075
  Allied Zurich PLC                   350,000        4,109,839
  AstraZeneca Group PLC               185,000        7,760,110
  Bank of Ireland PLC                 715,000        5,832,819
  Barclays PLC                        285,000        8,368,805
  BG PLC                            1,420,000        8,161,707
  BP Amoco PLC                      1,490,000       27,213,540
  British Telecommunications PLC      680,000       10,297,407
  Bryant Group PLC                  2,395,000        4,950,129
  Cable & Wireless PLC                165,000        1,796,191
  Cadbury Schweppes PLC               910,000        6,320,679
  Diageo PLC                          200,000        2,043,803
  General Electric Co. PLC            810,000        7,777,156
  Glaxo Wellcome PLC                  480,000       12,521,710
  Granada Group PLC                   760,000        6,508,549
  Hanson PLC                          330,000        2,543,472
  Hong Kong Shangai Bank
    Holdings PLC                      810,000        9,284,563
  Jarvis Hotels PLC                 1,655,000        3,379,768
  Kingfisher PLC                      610,000        6,540,005
  Land Securities PLC                 380,000        5,119,224
  Legal & General Group PLC           925,000        2,624,026
  Limelight Group PLC               2,350,000        2,167,320
  Lloyds TSB Group PLC                670,000        8,330,844

                                     Number
                                    of Shares       Value
                                   ----------   --------------
UNITED KINGDOM -- (CONTINUED)
  Norwich Union PLC                   720,000   $    5,208,486
  Peninsular & Oriental Steam PLC     400,000        6,034,242
  Rolls-Royce PLC                     795,000        2,759,319
  Royal & Sun Alliance Insurance
    Group PLC                         720,000        5,679,829
  Siebe PLC                         1,340,000        6,532,264
  Smithkline Beecham PLC              730,000        8,397,625
  Soco International PLC**            376,000          402,502
  Unilever PLC                        450,000        4,235,415
  Vodafone AirTouch PLC               820,000       19,419,586
  Whitbread PLC                       295,000        3,719,071
                                                --------------
                                                   221,366,080
                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,063,596,994)                          1,241,262,224
                                                --------------
PREFERRED STOCK -- 1.1%
GERMANY -- 1.1%
  GEA AG Non Voting                   476,500       14,183,662
                                                --------------
  (Cost $14,475,327)

                                       Par
                          Maturity    (000)
                          ---------- --------
SHORT TERM INVESTMENTS -- 0.8%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.20%                 10/01/99   $10,000       10,000,000
                                                --------------
     (Cost $10,000,000)

TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,088,072,321*)                99.1%    1,265,445,886

OTHER ASSETS IN EXCESS OF LIABILITIES    0.9%       11,589,037
                                       ------   --------------
NET ASSETS (Applicable to 70,070,707
  Institutional shares, 7,469,338 Service
  shares, 2,097,056 Investor A shares,
  502,987 Investor B shares and 65,493
  Investor C shares outstanding)       100.0%   $1,277,034,923
                                       ======   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($1,116,765,554 (DIVIDE) 70,070,707)                  $15.94
                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SERVICE SHARE
  ($118,322,746 (DIVIDE) 7,469,338)                     $15.84
                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER
  INVESTOR A SHARE ($33,105,855 (DIVIDE) 2,097,056)     $15.79
                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
  ($15.79 (DIVIDE) 0.950)                               $16.62
                                                        ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 1999                            Value
                                                ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT DEFERRED
  SALES CHARGE OF 4.5%) PER INVESTOR B SHARE
  ($7,822,271 (DIVIDE) 502,987)                         $15.55
                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT DEFERRED
  SALES CHARGE OF 1.0%)PER INVESTOR C SHARE
  ($1,018,497 (DIVIDE) 65,493)                          $15.55
                                                        ======

-------------------------
* Cost for Federal income tax purposes is $1,088,155,612. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                $228,050,634
     Gross unrealized depreciation                 (50,760,360)
                                                  ------------
                                                  $177,290,274
                                                  ============
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares        Value
                                   ----------   --------------
COMMON STOCKS -- 80.8%
CANADA -- 6.4%
  Clearnet Communications, Inc.**      15,000      $   270,938
  Microcell Telecommunications,
    Inc.**                             48,500          630,500
  Penn West Petroleum Ltd.**           25,000          530,796
  Rio Alto Exploration Ltd.**          25,000          356,416
                                                   -----------
                                                     1,788,650
                                                   -----------
FINLAND -- 1.2%
  Perlos OYJ**                         25,000          336,802
                                                   -----------
FRANCE -- 6.3%
  Atos SA**                             4,000          512,897
  GFI Informatique SA                   5,000          404,694
  Silicon-On-Insulator Technologies
    (S.O.I.T.E.C.)**                    7,000          313,106
  Unilog SA                             9,000          555,443
                                                   -----------
                                                     1,786,140
                                                   -----------
GERMANY -- 8.2%
  Aixtron AG                            5,000          481,906
  Business Objects SA - ADR**          10,000          590,000
  EM. TV & Merchandising AG             4,800          200,899
  GFK AG**                             15,000          377,804
  Trintech Group PLC - ADR**           50,000          656,250
                                                   -----------
                                                     2,306,859
                                                   -----------
HONG KONG -- 8.5%
  China.com Corp., Class A**           10,000          650,000
  Dah Sing Financial Group            100,000          400,383
  Esprit Holdings Ltd.                500,000          460,247
  Giordano International Ltd.         500,000          395,877
  Legend Holdings Ltd.                500,000          476,340
                                                   -----------
                                                     2,382,847
                                                   -----------
IRELAND -- 2.0%
  CBT Group PLC - ADR**                10,000          246,250
  Ryanair Holdings PLC - ADR**          7,000          321,125
                                                   -----------
                                                       567,375
                                                   -----------
ISRAEL -- 4.2%
  Check Point Software
    Technologies Ltd.**                 8,000          675,500
  Elbit Ltd.**                         40,000          515,000
                                                   -----------
                                                     1,190,500
                                                   -----------
JAPAN -- 26.4%
  Don Quijote Co. Ltd.                  2,000          358,985
  Fast Retailing Co. Ltd.               2,000          396,368
  Internet Intitiative Japan,
    Inc. - ADR**                       10,500          672,000
  Kojima Co. Ltd.                       5,000          270,507
  Konami Co. Ltd.                       7,000          677,207
  Matsuya Foods Co. Ltd.                3,000          177,520
  Nihon Unisys Ltd.                    15,000          556,512
  Nitori Co.                           15,000          563,556
  Otsuka Kagu Ltd.                      2,000          582,341
  Sundrug Co. Ltd.                      7,000          460,238
  Taiyo Yuden Co. Ltd.                 25,000          826,549
  Toyo Information Systems
    Co. Ltd.                           12,000          571,446
  Trans Cosmos, Inc.                    3,000          374,765
  Trend Micro, Inc. - ADR               6,000          726,987
  Watami Food Service Co. Ltd.          3,000          205,698
                                                   -----------
                                                     7,420,679
                                                   -----------

                                       Number
                                      of Shares        Value
                                      ----------   -----------
NETHERLANDS -- 6.1%
  MIH Ltd.**                           25,000      $   721,875
  United Pan-Europe Communications
    NV (UPC)**                         10,000          617,692
  Versatel Telecom International NV**  35,000          380,200
                                                   -----------
                                                     1,719,767
                                                   -----------
SINGAPORE -- 1.9%
  Datacraft Asia Ltd.                 120,000          532,800
                                                   -----------
SWEDEN -- 1.4%
  Modern Times Group MTG AB,
    Class B**                          13,000          396,449
                                                   -----------
SWITZERLAND -- 2.8%
  Distefora Holding AG**                6,000          799,691
                                                   -----------
TAIWAN -- 2.1%
  ASE Test Ltd.**                      24,000          582,000
                                                   -----------
UNITED KINGDOM -- 3.3%
  ARM Holdings PLC - ADR**             12,000          564,000
  Tempus Group PLC                     60,000          374,011
                                                   -----------
                                                       938,011
                                                   -----------
TOTAL COMMON STOCKS
   (Cost $18,708,622)                               22,748,570
                                                   -----------
PREFERRED STOCKS -- 1.6%
BRAZIL -- 1.6%
  Votorantim Celulose e
    Papel SA - PR                  15,000,000          452,246
                                                   -----------
    (Cost $412,144)

                                     Par/Shares
                            Maturity   (000)
                            -------- ----------
SHORT TERM INVESTMENTS -- 23.1%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.20%                 10/01/99    $6,200        6,200,000
   Galileo Money Market Fund              292          291,597
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,491,597)                                  6,491,597
                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $25,612,363*)                  105.5%       29,692,413

LIABILITIES IN EXCESS OF OTHER ASSETS
   (Including $14,072,186 of investment
   purchases payable)                   (5.5%)      (1,557,998)
                                       ------       ----------
NET ASSETS (Applicable to 1,845,946
  Institutional shares, 1 Service share,
  85,060 Investor A shares, 172,741
  Investor B shares and 79,760 Investor
  C shares outstanding)                100.0%      $28,134,415
                                       ======      ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($23,814,250 (DIVIDE) 1,845,946)                      $12.90
                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SERVICE SHARE ($13 (DIVIDE) 1)              $12.84
                                                        ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              INTERNATIONAL SMALL CAP EQUITY PORTFOLIO (CONCLUDED)


AS OF SEPTEMBER 30, 1999                            Value
                                                --------------
NET ASSET VALUE AND REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($1,092,308 (DIVIDE) 85,060)                          $12.84
                                                        ======
MAXIMUM OFFERING PRICE PER INVESTOR
  A SHARE ($12.84 (DIVIDE) 0.950)                       $13.52
                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%) PER INVESTOR
  B SHARE ($2,208,352 (DIVIDE) 172,741)                 $12.78
                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%) PER
  INVESTOR C SHARE ($1,019,492 (DIVIDE) 79,760)         $12.78
                                                        ======


-----------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                   $4,479,432
     Gross unrealized depreciation                     (399,382)
                                                    -----------
                                                     $4,080,050
                                                     ==========
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares        Value
                                   ----------   --------------
COMMON STOCKS -- 90.6%
ARGENTINA -- 1.6%
  Acindar Industria Argentina de
  Aceros SA, Class B                  393,000      $   585,658
  Banco Rio de la Plata SA - ADR       66,000          709,500
                                                  ------------
                                                     1,295,158
                                                  ------------
BRAZIL -- 4.2%
  Centrais Eletricas
    Brasileiras SA                 41,450,000          684,770
  Embratel Participacoes SA - ADR      89,100        1,019,081
  Globo Cabo SA - ADR**               119,280          641,130
  Iochpe Maxion SA**                3,033,338           54,027
  Tele Norte Leste
    Participacoes SA - ADR             34,000          527,000
  Uniao de Bancos Brasileiros
    SA - GDR                           29,000          512,937
  Unibanco - Uniao de Bancos
    Brasileiros SA                  4,350,000          154,956
                                                  ------------
                                                     3,593,901
                                                  ------------
CHILE -- 1.7%
  Banco Santiago SA - ADR              30,000          600,000
  Cia. de Telecomunicaciones de
    Chile SA - ADR                     15,000          270,937
  Gener SA - ADR                       34,000          518,500
                                                  ------------
                                                     1,389,437
                                                  ------------
CHINA -- 0.6%
  First Tractor Co. Ltd., Class H     780,000          152,635
  Guangdong Kelon Electric Holding,
     Class H                          302,000          303,261
                                                  ------------
                                                       455,896
                                                  ------------
CZECH REPUBLIC -- 1.8%
  Komercni Banka A.S. - GDR**         173,000        1,483,475
                                                  ------------
EGYPT -- 0.7%
  Olympic Group Financial
    Investments Co.                   186,000          596,819
                                                  ------------
GREECE -- 2.3%
  Antenna TV SA - ADR**                34,800          321,900
  Lambrakis Media                      10,300          944,830
  National Bank of Greece -
    GDR (Reg. S)                       40,000          633,000
                                                  ------------
                                                     1,899,730
                                                  ------------
HONG KONG -- 3.5%
  China Telecommunications Ltd.**     200,000          616,667
  Maanshan Iron and Steel
    Co. Ltd.**                      4,300,000          376,437
  New World China Land Ltd.**         364,000          213,220
  Yanzhou Coal Mining Co. Ltd.,
    Class H                         1,528,000          590,147
  YGM Trading Ltd.                    600,000          256,837
  Yizheng Chemical Fibre Co.**      1,850,000          547,791
  Zhenhai Refining and Chemical
    Co. Ltd.                        1,420,000          332,717
                                                  ------------
                                                     2,933,816
                                                  ------------
HUNGARY -- 1.8%
  Danubius Hotel & Spa**               22,650          426,435
  OTP Bank Rt. - GDR                   21,100          936,840
  Synergon Information
    Systems - GDR (144A)**             13,200          156,090
                                                  ------------
                                                     1,519,365
                                                  ------------

                                      Number
                                    of Shares       Value
                                   ----------   -------------
INDIA -- 6.1%
  Gujarat Ambuja Cements
    Ltd. - GDR                         68,000      $   843,200
  Hindustan Lever                      12,000          704,909
  ICICI Ltd.                          315,000          632,258
  Industrial Credit & Investment
    Corp. of India
    Ltd. - GDR (Reg. S)                37,000          441,225
  ITC Ltd.                             18,000          339,407
  Mahanagar Telephone Nigam Ltd.      105,300          440,343
  Reliance Industries Ltd.**           89,000          482,833
  Tata Engineering and Locomotive
    Co. Ltd. - GDR (Reg. S)            96,000          594,581
  Videsh Sanchar Nigam Co.
    Ltd. - GDR (Reg. S)                43,000          605,225
                                                  ------------
                                                     5,083,981
                                                  ------------
INDONESIA -- 1.6%
  PT Astra International**          1,110,000          328,825
  PT Bank Internasional
    Indonesia**                    27,805,000          416,006
  PT Indofood Sukses Makmur Tbk**     610,000          578,623
                                                  ------------
                                                     1,323,454
                                                  ------------
ISRAEL -- 2.5%
  Bank Leumi of Israel Ltd.           100,000          174,096
  Blue Square Chain Stores
    Properties & Investments           54,000          750,832
  Blue Square Ltd. - ADR               60,000          825,000
  I.T. International Theatres Ltd.**   16,500          158,400
  Internet Gold - Golden Lines**       10,200           85,425
  Makhteshim-Agan Industries Ltd.**    52,004           93,575
                                                  ------------
                                                     2,087,328
                                                  ------------
KOREA -- 11.3%
  Hankook Tire Manufacturing Co.      153,218          542,860
  Housing & Commercial Bank Korea**    45,000          869,323
  Korea Electric Power Corp.           66,000        2,170,226
  Korea Zinc Co.                       34,000          810,547
  Korean Air                           70,000        1,007,018
  L.G. Chemical Ltd.                   43,736        1,269,155
  Samsung Electronics Co.              12,580        2,037,267
  SK Corp.                             36,000          716,175
                                                  ------------
                                                     9,422,571
                                                  ------------
MALAYSIA -- 3.7%
  Genting Berhad                      483,000        1,614,267
  Malayan Banking Berhad              245,000          760,789
  Tenaga Nasional Berhad              330,000          677,368
                                                  ------------
                                                     3,052,424
                                                  ------------
MEXICO -- 9.6%
  Alfa SA, Class A                    155,000          654,242
  Cemex SA de CV - ADR Participating
    Certificates**                     62,720        1,513,125
  Corporacion Geo SA de CV,
    Class B**                         150,000          378,602
  Fomento Economico Mexicano
    SA de CV                          230,000          713,074
  Group Financiero Bancomer
    SA de CV, Class O               1,800,000          399,573
  Grupo Financiero Banorte SA,
    Class B**                         402,500          416,676
  Grupo Industrial Bimbo SA de CV,
    Class A                           128,000          267,748
  Grupo Televisa SA - GDR**            25,900        1,034,381
  Telefonos de Mexico SA - ADR         36,400        2,593,500
                                                  ------------
                                                     7,970,921
                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONTINUED)

                                     Number
AS OF SEPTEMBER 30, 1999            of Shares       Value
                                   ----------   --------------
COMMON STOCKS -- (CONTINUED)
PERU -- 1.5%
  CPT Telefonica del Peru
    SA - ADR, Class B                  51,000     $    685,312
  Credicorp Ltd. - ADR                 53,000          553,187
                                                  ------------
                                                     1,238,499
                                                  ------------
POLAND -- 1.6%
  Agora SA - GDR (Reg. S)**             7,530           65,323
  Bank Handlowy W Warszawie -
    GDR (Reg. S)                       32,200          371,910
  Elektrim Spolka Akcyjna SA**         53,000          491,531
  Powsechney Bank Kredit SA            17,600          296,383
  Powsechney Bank Kredit SA,
    Series C**                          4,400           71,519
                                                  ------------
                                                     1,296,666
                                                  ------------
RUSSIA -- 1.0%
  A.O. Mosenergo - ADR                 97,000          248,320
  Rostelecom - ADR**                   20,000           92,500
  Tatneft - ADR                        71,000          214,775
  Trade House Gum - ADR**             100,000          125,000
  Unified Energy Systems - ADR         36,000          188,280
                                                  ------------
                                                       868,875
                                                  ------------
SOUTH AFRICA -- 12.4%
  ABSA Group Ltd.                     156,000          611,018
  Anglovaal Industries Ltd.           924,000          662,220
  Aveng Ltd.**                        290,000          253,758
  Barlow Ltd.                         151,000          739,922
  De Beers - Centenary Linked Units    41,000        1,127,534
  Dimension Data Holdings Ltd.**      225,000          894,402
  Firstrand Ltd.                      490,000          506,349
  Impala Platinum Holdings Ltd.        26,500          914,277
  Metro Cash and Carry Ltd.           558,000          446,413
  Nedcor Ltd.                          44,470          871,638
  Old Mutual PLC**                    360,000          756,023
  Pepkor Ltd.                         125,000          418,763
  Rembrant Group                       70,000          533,766
  Sanlam Ltd.                         500,000          545,850
  Sasol Ltd.                           90,000          693,021
  South African Breweries Ltd. PLC     34,800          295,809
                                                  ------------
                                                    10,270,763
                                                  ------------
TAIWAN -- 12.4%
  Accton Technology Corp. -
    GDR (Reg. S)**                    160,537          638,136
  Acer, Inc. - GDR (Reg. 144A)**       68,282          607,710
  Acer, Inc. - GDR (Reg. S)**         115,000        1,023,500
  Cathay Life Insurance Co. Ltd.      258,000          666,331
  China Steel                       1,995,500        1,621,540
  China Trust Commercial Bank**     1,450,600        1,251,856
  Fubon Insurance Co. - GDR (Reg. S)    1,300           10,562
  Nan Ya Plastic                      743,700        1,182,893
  Pacific Electrical Wire and
    Cable Co.**                     1,894,000          924,630
  President Chain Store Corp.         342,200          970,016
  United Microelectronics
    Corp. Ltd.**                      246,000          573,354
  Yageo Corp. - GDR (Reg. S)          130,536          832,167
                                                  ------------
                                                    10,302,695
                                                  ------------


                                     Number
                                    of Shares       Value
                                   ----------   --------------
THAILAND -- 4.1%
  Bangkok Bank Public Co. Ltd.
    (Foreign shares)**                449,000      $   883,215
  Bangkok Expressway Public Co.
    Ltd. (Foreign shares)**           930,000          460,185
  Golden Land Property Development
    Public Co. Ltd.
    (Foreign shares)**              1,400,000          547,359
  Land and House (Foreign shares)**   200,000          175,937
  PTT Exploration & Production
    (Foreign shares)**                 68,000          475,225
  Siam Cement Co. Ltd.
    (Foreign shares)**                 18,000          374,745
  Telecomasia Corp. Public Co.
    Ltd. (Foreign Shares)**           734,000          502,202
                                                  ------------
                                                     3,418,868
                                                  ------------
TURKEY -- 4.3%
  Alcatel Teletas Telekomunikason
    Endustri Ve Ticaret A.S.        7,450,000          484,795
  Dogan Sirketler Grubu
    Holding A.S.                   41,200,000          589,823
  Haci Omer Sabanci Holding A.S.   46,700,000        1,215,565
  Turk Hava Yollari Anonim
    Ortakligi A.S.**                6,266,510          220,881
  Turk Hava Yollari Anonim
    Ortakligi A.S. Rights**         4,700,000           51,823
  Turkiye Garanti Bankasi A.S.**   17,000,000          123,530
  Vestel Elektronik Sanayi Ve
    Ticaret A.S.**                  4,100,000          498,026
  Yapi ve Kredi Bankasi A.S.        6,473,000           88,456
  Yapi ve Kredi Bankasi A.S.
    Receipts**                     25,890,400          325,722
                                                  ------------
                                                     3,598,621
                                                  ------------
UNITED KINGDOM -- 0.3%
  Saudi Arabian Investment Fund        22,500          161,438
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $78,510,047)                                75,264,701
                                                  ------------
PREFERRED STOCK -- 5.3%
BRAZIL -- 5.3%
  Casa Anglo Brasileira SA**       50,685,632           26,167
  Cia Energetica de Minas Gerais   28,227,030          429,890
  Cia Paranaense de Energia-Copel,
    Class B                       114,000,000          747,445
  Companhia Vale do Rio Doce,
    Class A                            18,500          385,854
  Gerdau SA                        21,000,000          336,087
  Petroleo Brasileiro SA            7,500,000        1,146,102
  Sadia Concordia SA Industria e
    Comercio, Class B                 413,500          273,247
  Telecomunicacoes de Sao Paulo SA  4,128,400          366,590
  Telesp Celular SA, Class B       12,000,000          610,842
                                                  ------------
TOTAL PREFERRED STOCK
  (Cost $7,582,492)                                  4,322,224
                                                  ------------


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

                                    Par/Shares
AS OF SEPTEMBER 30, 1999   Maturity    (000)        Value
                           -------- ----------  -------------
SHORT TERM INVESTMENTS -- 4.1%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.20%                 10/01/99    $3,200      $ 3,200,000
   Galileo Money Market Fund              245          245,234
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,445,234)                                  3,445,234
                                                   -----------
TOTAL INVESTMENTS IN SECURITIES-- 100.0%
  (Cost $89,537,773*)                              $83,032,159
                                                   ===========

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                $ 11,478,273
     Gross unrealized depreciation                 (17,983,887)
                                                  ------------
                                                  $ (6,505,614)
                                                  ============
** Non-income producing security.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

SEPTEMBER 30, 1999
ASSETS
   Investments at value (Cost $89,599,976) ...................    $83,032,159
   Cash denominated in foreign currencies (Cost $73,555) .....         73,635
   Collateral received for securities loaned .................      2,911,900
   Dividends receivable ......................................        421,211
   Interest receivable .......................................         19,691
   Investments sold receivable ...............................      4,171,948
   Capital shares sold receivable ............................         44,645
   Prepaid expenses ..........................................          7,570
                                                                  -----------
          TOTAL ASSETS .......................................     90,682,759
                                                                  -----------

LIABILITIES
   Payable upon return of securities loaned ..................      2,911,900
   Investments purchased payable .............................      3,045,050
   Capital shares redeemed payable ...........................        124,905
   Advisory fees payable .....................................        199,176
   Administrative fees payable ...............................         30,490
   Transfer agent fees payable ...............................         28,119
   Other accrued expenses payable ............................        144,624
   Foreign taxes payable .....................................         63,503
                                                                  -----------
          TOTAL LIABILITIES ..................................      6,547,767
                                                                  -----------

NET ASSETS (Applicable to 10,782,332 Institutional shares,
  2,553,384 Service shares, 339,881 Investor A shares,
  136,427 Investor B shares and 7,348 Investor C shares
  outstanding) ...............................................    $84,134,992
                                                                  ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE ($65,701,447 (DIVIDE) 10,782,332) ......          $6.09
                                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SERVICE SHARE ($15,530,849 (DIVIDE) 2,553,384) .............          $6.08
                                                                        =====
NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR A
  SHARE ($2,052,361 (DIVIDE) 339,881) ........................          $6.04
                                                                        =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
  ($6.04 (DIVIDE) 0.950) .....................................          $6.36
                                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  (subject to a maximum contingent deferred sales
  charge of 4.5%) PER INVESTOR B SHARE
  ($806,875 (DIVIDE) 136,427)                                           $5.91
                                                                        =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  (subject to a maximum contingent deferred sales
  charge of 1.0%) PER INVESTOR C SHARE
  ($43,460 (DIVIDE) 7,348)                                              $5.91
                                                                        =====


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                             SELECT EQUITY PORTFOLIO

                                                Number
AS OF SEPTEMBER 30, 1999                       of Shares     Value
                                               ---------  ------------
COMMON STOCKS -- 99.1%
AEROSPACE -- 1.2%
  Boeing Co.                                    169,800   $  7,237,725
  Lockheed Martin Corp.                         256,600      8,387,612
  United Technologies Corp.                     109,000      6,465,062
                                                          ------------
                                                            22,090,399
                                                          ------------
AIR TRANSPORTATION -- 0.7%
  AMR Corp.**                                   133,100      7,253,950
  Delta Air Lines, Inc.                         110,600      5,364,100
                                                          ------------
                                                            12,618,050
                                                          ------------
BANKS -- 5.6%
  BankAmerica Corp.                             445,819     24,826,546
  BankBoston Corp.                              119,900      5,200,662
  Chase Manhattan Corp.                         360,740     27,190,777
  Mellon Bank Corp.                             233,500      7,880,625
  Suntrust Banks, Inc.                          148,100      9,737,575
  U.S. Bancorp                                  266,800      8,054,025
  Wells Fargo Co.                               451,200     17,878,800
                                                          ------------
                                                           100,769,010
                                                          ------------
BEVERAGES -- 2.3%
  Anheuser-Busch Cos., Inc.                     120,100      8,414,506
  Coca-Cola Co.                                 447,200     21,493,550
  PepsiCo, Inc.                                 403,400     12,202,850
                                                          ------------
                                                            42,110,906
                                                          ------------
BUSINESS SERVICES -- 0.3%
  Equifax, Inc.                                 187,300      5,267,812
                                                          ------------
CABLE & OTHER PAY TELEVISION SERVICES -- 0.4%
  MediaOne Group, Inc.**                        105,400      7,200,137
                                                          ------------
CHEMICALS -- 1.7%
  Air Products & Chemicals, Inc.                163,700      4,757,531
  Dow Chemical Co.                               37,900      4,306,387
  E.I. du Pont de Nemours & Co.                 269,870     16,428,336
  PPG Industries, Inc.                           98,100      5,886,000
                                                          ------------
                                                            31,378,254
                                                          ------------
COMPUTER & OFFICE EQUIPMENT -- 7.3%
  Cisco Systems, Inc.**                         675,050     46,283,116
  Dell Computer Corp.**                         393,100     16,436,494
  International Business Machines Corp.         485,400     58,915,425
  Xerox Corp.                                   226,400      9,494,650
                                                          ------------
                                                           131,129,685
                                                          ------------
COMPUTER SOFTWARE & SERVICES -- 7.6%
  America Online, Inc.**                        133,400     13,873,600
  EMC Corp.**                                   225,800     16,130,587
  Microsoft Corp.**                             987,100     89,394,244
  Staples, Inc. **                              227,800      4,968,888
  Sun Microsystems, Inc.**                      144,900     13,475,700
                                                          ------------
                                                           137,843,019
                                                          ------------
ELECTRONICS -- 12.1%
  Applied Materials, Inc.**                     162,200     12,631,325
  Electronic Data Systems Corp.                  99,400      5,261,987
  Emerson Electric Co.                          217,300     13,730,644
  General Electric Co.                          607,800     72,062,287
  Hewlett Packard Co.                           267,100     24,573,200
  Intel Corp.                                   691,400     51,379,662


                                               Number
                                              of Shares      Value
                                              ---------   ------------
ELECTRONICS -- (CONTINUED)
  Motorola, Inc.                                214,400   $ 18,867,200
  Texas Instruments, Inc.                       237,000     19,493,250
                                                          ------------
                                                           217,999,555
                                                          ------------
ENERGY & UTILITIES -- 2.2%
  Cinergy Corp.                                 247,200      6,998,850
  Duke Power Co.                                136,300      7,513,537
  Entergy Corp.                                 286,300      8,284,806
  FPL Group, Inc.                               237,300     11,953,987
  NiSource, Inc.                                207,300      4,586,513
                                                          ------------
                                                            39,337,693
                                                          ------------
ENTERTAINMENT & LEISURE -- 2.0%
  Fox Entertainment Group, Inc.**               339,100      7,163,488
  Time Warner, Inc.                             215,400     13,085,550
  Walt Disney Co.                               599,950     15,523,706
                                                          ------------
                                                            35,772,744
                                                          ------------
FINANCE -- 6.5%
  American General Corp.                         70,500      4,454,719
  American Express Co.                           67,900      9,141,038
  Associates First Capital Corp, Class A        159,453      5,740,341
  CIT Group, Inc., Class A                      225,700      4,640,956
  Citigroup, Inc.                               599,250     26,367,000
  Federal National Mortgage Association         249,400     15,634,263
  Fleet Financial Group, Inc.                   282,500     10,346,563
  Household International, Inc.                 188,629      7,568,739
  Lehman Brothers Holdings, Inc.                 75,000      4,373,438
  Morgan Stanley, Dean Witter & Co.             250,200     22,314,713
  Washington Mutual, Inc.                       199,250      5,828,063
                                                          ------------
                                                           116,409,833
                                                          ------------
FOOD & AGRICULTURE -- 1.4%
  Bestfoods, Inc.                               342,400     16,606,400
  H.J. Heinz Co.                                198,000      8,514,000
                                                          ------------
                                                            25,120,400
                                                          ------------
INSURANCE -- 2.6%
  Allstate Corp.                                101,100      2,521,181
  American International Group, Inc.            342,187     29,748,882
  Cigna Corp.                                   148,100     11,514,775
  Conseco, Inc.                                 171,100      3,304,369
                                                          ------------
                                                            47,089,207
                                                          ------------
MACHINERY & HEAVY EQUIPMENT -- 0.9%
  Illinois Tool Works, Inc.                     168,800     12,586,150
  TRW, Inc.                                      67,800      3,373,050
                                                          ------------
                                                            15,959,200
                                                          ------------
MANUFACTURING -- 1.2%
  Tyco International Ltd.                       205,100     21,176,575
                                                          ------------
MEDICAL & MEDICAL SERVICES -- 0.6%
  Columbia Healthcare Corp.                     173,950      3,685,565
  United Healthcare Corp.                       147,800      7,196,012
                                                          ------------
                                                            10,881,577
                                                          ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.6%
  Guidant Corp.                                  41,500      2,225,438
  Medtronic, Inc.                               237,000      8,413,500
                                                          ------------
                                                            10,638,938
                                                          ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

                                                Number
AS OF SEPTEMBER 30, 1999                      of Shares      Value
                                              ---------   ------------
COMMON STOCKS -- (CONTINUED)
METAL & MINING -- 0.5%
  Alcoa, Inc.                                    88,900   $  5,517,356
  Barrick Gold Corp.                            183,100      3,982,425
                                                          ------------
                                                             9,499,781
                                                          ------------
MOTOR VEHICLES -- 1.2%
  Ford Motor Co.                                255,525     12,824,161
  General Motors Corp.                          155,900      9,811,956
                                                          ------------
                                                            22,636,117
                                                          ------------
OIL & GAS -- 7.4%
  Atlantic Richfield Co.                        129,700     11,494,663
  BP Amoco PLC - ADR                             34,250      3,795,328
  Chevron Corp.                                 126,300     11,209,125
  Enron Corp.                                   234,300      9,664,875
  Exxon Corp.                                   481,700     36,579,094
  Mobil Corp.                                   175,100     17,641,325
  Royal Dutch Petroleum Co. - ADR               424,400     25,066,125
  Schlumberger Ltd.                             172,600     10,755,138
  Unocal Corp.                                  185,100      6,860,269
                                                          ------------
                                                           133,065,942
                                                          ------------
PAPER & FOREST PRODUCTS -- 0.9%
  Bowater, Inc.                                 168,300      8,835,750
  Fort James Corp.                              255,900      6,829,331
                                                          ------------
                                                            15,665,081
                                                          ------------
PHARMACEUTICALS -- 8.9%
  American Home Products Corp.                  459,700     19,077,550
  Bristol-Myers Squibb Co.                      464,200     31,333,500
  Eli Lilly & Co.                               264,600     16,934,400
  Johnson & Johnson                             223,300     20,515,688
  Merck & Co., Inc.                             521,500     33,799,719
  Pfizer, Inc.                                  662,700     23,815,781
  Warner-Lambert Co.                            234,200     15,545,025
                                                          ------------
                                                           161,021,663
                                                          ------------
PUBLISHING & PRINTING -- 0.7%
  Tribune Co.                                   238,600     11,870,350
                                                          ------------
REAL ESTATE -- 0.3%
  Starwood Hotels & Resorts Worldwide, Inc.     242,684      5,414,887
                                                          ------------
RESTAURANTS -- 0.9%
  McDonald's Corp.                              389,000     16,727,000
                                                          ------------
RETAIL MERCHANDISING -- 5.1%
  Albertson's, Inc.                             166,700      6,595,069
  Federated Department Stores, Inc. **          164,700      7,195,331
  Gap, Inc.                                     257,100      8,227,200
  Home Depot, Inc.                              219,600     15,070,050
  Lowe's Cos., Inc.                             127,100      6,196,125
  Sears, Roebuck & Co.                          217,400      6,820,925
  Wal-Mart Stores, Inc.                         868,900     41,327,056
                                                          ------------
                                                            91,431,756
                                                          ------------
SOAPS & COSMETICS -- 2.5%
  Colgate-Palmolive Co.                         268,800     12,297,600
  Gillette Co.                                  265,500      9,010,406
  Procter & Gamble Co.                          245,700     23,034,375
                                                          ------------
                                                            44,342,381
                                                          ------------

                                               Number
                                              of Shares     Value
                                              --------- --------------
TELECOMMUNICATIONS -- 12.2%
  Alltel Corp.                                  136,200 $    9,585,075
  AT&T Corp.                                    654,800     28,483,800
  Bell Atlantic Corp.                           293,100     19,729,294
  Bellsouth Corp.                               152,900      6,880,500
  GTE Corp.                                     321,700     24,730,688
  Lucent Technologies, Inc.                     535,688     34,752,759
  MCI Worldcom, Inc.**                          389,850     28,020,469
  Oracle Corp.**                                326,462     14,854,021
  SBC Communications, Inc.                      702,400     35,866,300
  Sprint Corp. (FON Group)                      130,040      7,054,670
  US West, Inc.                                 173,300      9,888,931
                                                        --------------
                                                           219,846,507
                                                        --------------
TOBACCO -- 1.0%
  Philip Morris Cos., Inc.                      503,200     17,203,150
                                                        --------------
TRANSPORTATION -- 0.2%
  Burlington Northern Santa Fe Corp.            120,700      3,319,250
                                                        --------------
WASTE MANAGEMENT -- 0.1%
  Allied Waste Industries, Inc.**               226,100      2,642,544
                                                        --------------
TOTAL COMMON STOCKS
  (Cost $1,070,918,863)                                  1,785,479,403
                                                        --------------

                                             Par/Shares
                            Maturity            (000)
                            ----------       ----------
SHORT TERM INVESTMENTS -- 0.9%
   Federal Home Loan Bank
     Discount Notes
     5.17%                   10/01/99           $12,000     12,000,000
     5.21%***                10/05/99             1,200      1,199,305
     5.11%***                10/22/99               100         99,702
   Galileo Money Market Fund                      2,042      2,041,923
                                                        --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $15,340,930)                                        15,340,930
                                                        --------------
TOTAL INVESTMENTS IN SECURITIES-- 100.0%
  (Cost $1,086,259,793*)                                $1,800,820,333
                                                        ==============


----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                        $748,245,520
     Gross unrealized depreciation                         (33,684,980)
                                                       ---------------
                                                          $714,560,540
                                                          ============
**  Non-income producing security.
***Principal amount of securities pledged as initial margin requirement of $1,300,000 on 55 Standard & Poor's 500 Stock Index futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $17,850,250, thereby resulting in an unrealized loss of $756,250.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                             SELECT EQUITY PORTFOLIO

SEPTEMBER 30, 1999
ASSETS
   Investments at value (Cost $1,086,259,793)                  $1,800,820,333
   Collateral received for securities loaned                      430,877,954
   Dividends receivable                                             2,291,192
   Interest receivable                                                 31,390
   Investments sold receivable                                     11,206,626
   Capital shares sold receivable                                   1,901,551
   Futures margin receivable                                          251,625
   Prepaid expenses                                                    11,536
                                                               --------------
          TOTAL ASSETS                                          2,247,392,207
                                                               --------------

LIABILITIES
   Payable upon return of securities loaned                       430,877,954
   Investments purchased payable                                    7,748,752
   Capital shares redeemed payable                                    642,964
   Advisory fees payable                                              809,144
   Administrative fees payable                                        332,697
   Transfer agent fees payable                                        179,878
   Other accrued expenses payable                                     415,601
                                                               --------------
          TOTAL LIABILITIES                                       441,006,990
                                                               --------------

NET ASSETS (Applicable to 69,473,856 Institutional shares,
   10,751,469 Service shares, 3,211,750 Investor A shares,
   3,270,091 Investor B shares and 320,039 Investor C
   shares outstanding)                                         $1,806,385,217
                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE ($1,443,128,076 (DIVIDE) 69,473,856)            $20.77
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SERVICE SHARE ($223,214,541 (DIVIDE) 10,751,469)                   $20.76
                                                                       ======
NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR A SHARE
   ($66,645,740 (DIVIDE) 3,211,750)                                    $20.75
                                                                       ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($20.75 (DIVIDE) 0.955)                                             $21.73
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge
   of 4.5%) PER INVESTOR B SHARE
   ($66,853,956 (DIVIDE) 3,270,091)                                    $20.44
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject
   to a maximum contingent deferred sales charge of 1.0%
   PER INVESTOR C SHARE ($6,542,904 (DIVIDE) 320,039)                  $20.44
                                                                       ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO

AS OF SEPTEMBER 30, 1999                                   Value
                                                       ---------------
Investment in The U.S. Large Company
   Series of The DFA Investment Trust
   Company                                  99.7%       $1,635,584,331
   (Cost $1,252,553,231)

OTHER ASSETS IN EXCESS OF LIABILITIES        0.3%            4,935,394
                                           ------      --------------
NET ASSETS (Applicable to 20,571,619
   Institutional shares, 14,363,141
   Service shares, 3,454,308 Investor A
   shares, 12,360,387 Investor B shares
   and 16,005,421 Investor C shares
   outstanding)                            100.0%       $1,640,519,725
                                           ======       ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER INSTITUTIONAL
   SHARE ($507,840,666 (DIVIDE) 20,571,619)                     $24.69
                                                                ======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SERVICE
   SHARE ($354,282,571 (DIVIDE) 14,363,141)                     $24.67
                                                                ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($85,173,646 (DIVIDE) 3,454,308)        $24.66
                                                                ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($24.66 (DIVIDE) 0.970)                                      $25.42
                                                                ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES
   CHARGE OF 4.5%) PER INVESTOR B SHARE
   ($302,071,161 (DIVIDE) 12,360,387)                           $24.44
                                                                ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%) PER INVESTOR C
   SHARE ($391,151,681 (DIVIDE) 16,005,421)                     $24.44
                                                                ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL
         STATEMENTS RELATED NOTES FOR THE DFA INVESTMENT TRUST COMPANY.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                               BALANCED PORTFOLIO

                                                Number
AS OF SEPTEMBER 30, 1999                      of Shares     Value
                                              ---------   ------------
COMMON STOCKS -- 63.4%
AEROSPACE -- 2.2%
  Allied-Signal, Inc.                           125,200   $  7,504,175
  Boeing Co.                                     34,500      1,470,562
  United Technologies Corp.                     172,600     10,237,337
                                                          ------------
                                                            19,212,074
                                                          ------------
AIR TRANSPORTATION -- 0.3%
  Continental Airlines, Class B**                86,300      2,826,325
                                                          ------------
BANKS -- 1.6%
  Bank of America Corp.                          97,100      5,407,256
  Bank One Corp.                                161,800      5,632,662
  Suntrust Banks, Inc.                           42,700      2,807,525
                                                          ------------
                                                            13,847,443
                                                          ------------
BEVERAGES -- 0.8%
  Coca-Cola Co.                                  97,100      4,666,869
  PepsiCo, Inc.                                  82,000      2,480,500
                                                          ------------
                                                             7,147,369
                                                          ------------
BROADCASTING -- 0.3%
  Clear Channel Communications, Inc.**           34,100      2,723,737
                                                          ------------
CHEMICALS -- 1.3%
  Dow Chemical Co.                               43,200      4,908,600
  E.I. du Pont de Nemours & Co.                 103,600      6,306,650
                                                          ------------
                                                            11,215,250
                                                          ------------
COMPUTER & OFFICE EQUIPMENT -- 6.2%
  Cisco Systems, Inc.**                         388,400     26,629,675
  Dell Computer Corp.**                         165,400      6,915,787
  International Business Machines Corp.         107,900     13,096,362
  Oracle Corp.**                                 59,400      2,702,700
  Xerox Corp.                                   116,500      4,885,719
                                                          ------------
                                                            54,230,243
                                                          ------------
COMPUTER SOFTWARE & SERVICES -- 5.1%
  America Online, Inc.**                         21,600      2,246,400
  Automatic Data Processing, Inc.               142,400      6,354,600
  EMC Corp.**                                   109,850      7,847,409
  Microsoft Corp.**                             306,400     27,748,350
                                                          ------------
                                                            44,196,759
                                                          ------------
ELECTRONICS -- 5.1%
  Emerson Electric Co.                           51,800      3,273,112
  General Electric Co.                          155,400     18,424,612
  Intel Corp.                                   228,700     16,995,269
  Motorola, Inc.                                 64,700      5,693,600
                                                          ------------
                                                            44,386,593
                                                          ------------
ENERGY & UTILITIES -- 1.6%
  Entergy Corp.                                 161,800      4,682,088
  FPL Group, Inc.                                55,600      2,800,850
  NiSource, Inc.                                138,100      3,055,463
  PECO Energy Co.                                86,300      3,236,250
                                                          ------------
                                                            13,774,651
                                                          ------------
ENTERTAINMENT & LEISURE -- 0.8%
  Time Warner, Inc.                              60,500      3,675,375
  Walt Disney Co.                               138,100      3,573,338
                                                          ------------
                                                             7,248,713
                                                          ------------

                                                Number
                                              of Shares     Value
                                              ---------   ------------
FINANCE -- 5.9%
  American Express Co.                           46,750   $ 6,293,719
  Associates First Capital Corp., Class A       107,900     3,884,400
  Citigroup, Inc.                               161,800     7,119,200
  Federal National Mortgage Association         155,400     9,741,638
  Fleet Financial Group, Inc.                   215,800     7,903,675
  Morgan Stanley, Dean Witter & Co.             151,100    13,476,231
  Washington Mutual, Inc.                        90,600     2,650,050
                                                          -----------
                                                           51,068,913
                                                          -----------
FOOD & AGRICULTURE -- 0.5%
  Bestfoods, Inc.                                86,300     4,185,550
                                                          -----------
INSURANCE -- 2.1%
  Allstate Corp.                                 96,000     2,394,000
  American International Group, Inc.            182,100    15,831,319
                                                          -----------
                                                           18,225,319
                                                          -----------
MACHINERY & HEAVY EQUIPMENT -- 1.2%
  Illinois Tool Works, Inc.                     138,100    10,297,081
                                                          -----------
MANUFACTURING -- 0.5%
  Tyco International Ltd.                        45,300     4,677,225
                                                          -----------
MEDICAL & MEDICAL SERVICES -- 0.4%
  United Healthcare Corp.                        79,800     3,885,263
                                                          -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.9%
  Medtronic, Inc.                               233,000     8,271,500
                                                          -----------
METAL & MINING -- 0.2%
  Alcoa, Inc.                                    34,000     2,110,125
                                                          -----------
MOTOR VEHICLES -- 1.0%
  Ford Motor Co.                                107,900     5,415,231
  General Motors Corp.                           47,500     2,989,531
                                                          -----------
                                                            8,404,762
                                                          -----------
OIL & GAS -- 4.5%
  Chevron Corp.                                  77,700     6,895,875
  Exxon Corp.                                   120,800     9,173,250
  Mobil Corp.                                    86,300     8,694,725
  Royal Dutch Petroleum Co. - ADR               138,100     8,156,531
  Schlumberger Ltd.                              97,100     6,050,544
                                                          -----------
                                                           38,970,925
                                                          -----------
PHARMACEUTICALS -- 5.4%
  American Home Products Corp.                  194,200     8,059,300
  Bristol-Myers Squibb Co.                      211,500    14,276,250
  Eli Lilly & Co.                               120,800     7,731,200
  Johnson & Johnson                              69,100     6,348,563
  Merck & Co., Inc.                             157,500    10,207,969
                                                          -----------
                                                           46,623,282
                                                          -----------
RESTAURANTS -- 1.1%
  McDonald's Corp.                              215,800     9,279,400
                                                          -----------
RETAIL MERCHANDISING -- 4.7%
  Home Depot, Inc.                               53,900     3,698,888
  Kroger Co.**                                  259,000     5,714,188
  Lowe's Cos., Inc.                             215,800    10,520,250
  Staples, Inc.**                               259,000     5,649,438
  Wal-Mart Stores, Inc.                         323,700    15,395,981
                                                          -----------
                                                           40,978,745
                                                          -----------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                Number
AS OF SEPTEMBER 30, 1999                      of Shares     Value
                                              ---------   ------------
COMMON STOCKS -- (CONTINUED)
SOAPS & COSMETICS -- 1.7%
  Colgate-Palmolive Co.                         172,600   $ 7,896,450
  Procter & Gamble Co.                           73,400     6,881,250
                                                          -----------
                                                           14,777,700
                                                          -----------
TELECOMMUNICATIONS -- 7.4%
  Alltel Corp.                                  101,400     7,136,025
  AT&T Corp.                                    129,500     5,633,250
  Bell Atlantic Corp.                           125,900     8,474,644
  GTE Corp.                                      73,400     5,642,625
  Lucent Technologies, Inc.                     168,300    10,918,463
  MCI Worldcom, Inc.**                          105,700     7,597,188
  SBC Communications, Inc.                      198,500    10,135,906
  Vodafone Airtouch PLC - ADR                    36,700     8,725,425
                                                          -----------
                                                           64,263,526
                                                          -----------
TOBACCO -- 0.6%
  Philip Morris Cos., Inc.                      153,200     5,237,525
                                                          -----------
TOTAL COMMON STOCKS
  (Cost $314,575,034)                                     552,065,998
                                                          -----------
CUMULATIVE PREFERRED STOCK -- 0.2%
   Centaur Funding Corp., 144A
     9.08%                                        1,500     1,550,777
     (Cost $1,500,000)                                    -----------

                                                 Par
                                    Maturity    (000)
                                   ----------  ---------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 7.5%
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                           06/01/17  $  2,180      2,172,971
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                            08/01/07    1,205      1,191,918
   U.S. Treasury Bonds
     8.75%                            11/15/08    1,155      1,264,071
     12.75%                           11/15/10    2,400      3,190,377
     14.00%                           11/15/11    5,050      7,274,927
     7.50%                            11/15/16    5,200      5,760,458
     8.50%                            02/15/20    4,260      5,236,342
     5.25%                            02/15/29    4,350      3,804,601
   U.S. Treasury Bonds (CPI)
     3.63%                            04/15/28    7,655      7,297,319
   U.S. Treasury Notes
     6.00%                         08/04-08/09   12,430     12,534,153
     6.50%                            10/15/06   10,025     10,257,107
   U.S. Treasury Notes (CPI)
     3.63%                            01/15/08    3,350      3,345,102
     3.88%                            04/15/29    2,000      1,960,066
                                                          ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $66,376,913)                                       65,289,412
                                                          ------------

                                                  Par
                                      Maturity   (000)       Value
                                    ---------- --------   ------------
MORTGAGE PASS-THROUGHS -- 12.6%
   Federal Home Loan Mortgage Corporation
     6.45%                            04/29/09  $ 2,150   $  2,052,474
     7.50%                         10/09-09/27    1,380      1,400,956
     6.00%                         11/13-07/14    1,085      1,044,957
   Federal Home Loan Mortgage Corporation Gold
     6.50%                            09/01/28   13,498     12,957,910
   Federal National Mortgage Association
     6.94%                            03/19/07      750        740,895
     6.80%                            07/23/07    2,400      2,366,973
     7.00%                         11/07-10/25    7,855      7,836,203
     6.10%                            02/04/09    3,100      2,902,437
     6.36%                            04/09/09    1,600      1,518,240
     6.50%                         04/09-09/29   17,306     16,667,265
     5.50%                         10/13-06/14   38,996     36,716,787
     6.00%                         11/13-01/29   15,416     14,558,025
   Government National Mortgage Association
     6.50%                         01/24-07/24    5,154      4,930,326
     7.50%                         04/27-07/27      871        874,249
   MLCC Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.58%****                        05/25/15    1,120      1,108,683
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                            04/25/28    1,000      1,003,052
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                            04/25/28    1,500      1,506,008
                                                          ------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $113,691,331)                                     110,185,440
                                                          ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS -- 0.9%
   Federal Home Loan Mortgage Corp.,
     Series 65, Class A (PO)
     4.09%                            03/15/24      345        154,718
   Federal National Mortgage Association,
     Series 93-216, Class B (PO)
     8.79%                            08/25/23       18         17,491
   Federal National Mortgage Association,
     Series 96-3, Class C (PO)
     5.00%                            02/25/24      388        221,182
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%                            04/25/21      296        257,104
   Federal National Mortgage Association,
     Series 97-44, Class L (PO)
     4.35%                            02/25/24      360        194,400
   Federal National Mortgage Association,
     Series 97-58, Class PG (IO)
     7.00%                            09/18/27    1,014        287,791
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     5.00%                            12/25/23      250        107,031
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%                            04/25/24      315        143,128
   Federal National Mortgage Association,
     Series, 99-51, Class L (PO)
     5.00%                            10/25/29      200        102,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                          BALANCED PORTFOLIO (CONTINUED)

                                                   Par
AS OF SEPTEMBER 30, 1999              Maturity    (000)      Value
                                      -------- --------   ------------
MULTIPLE CLASS MORTGAGE
PASS-THROUGHS -- (CONTINUED)
   First Union-Lehman Brothers
     Commercial Mortgage 1,
     Series 97-C1, Class A3
     7.38%                            04/18/29  $ 3,440   $  3,478,704
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97-C5,
     Class A2
     7.07%                            09/15/29    1,855      1,855,562
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                            07/25/27      315        314,696
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     7.00%                            02/17/17      433        113,379
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     7.00%                            02/17/17      484        379,399
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (IO)
     6.00%                            03/06/17      276         75,145
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (PO)
     6.00%                            03/06/17      276        216,113
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%                            02/25/28    4,332        224,731
                                                          ------------
TOTAL MULTIPLE CLASS MORTGAGE PASS-THROUGHS
  (Cost $8,604,438)                                          8,142,574
                                                          ------------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.5%
   Asset Securitization Corp.,
     Series 96-D2, Class A1
     6.92%                            02/14/29    1,161      1,153,370
   Bayview Financial Acquisition Trust,
     Series 98-1, Class MII4
     6.29%****                        06/01/26    3,457      3,483,091
   COMM, Series 99-1, Class A2
     6.46%                            09/15/08    1,515      1,442,707
   Empire Funding Home Loan Owner
     Trust, Series 98-2, Class A4
     6.53%                            03/25/19    2,500      2,453,125
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                            04/25/28      359        361,552
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                            01/25/29    1,000        993,435
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A2
     6.48%                            11/15/30      750        719,626
   Navistar Financial Corp. Owner Trust,
     Series 98-A, Class A
     5.94%                            11/15/04    1,396      1,400,799
   Standard Credit Card Master Trust,
     Series 95-1, Class A
     8.25%                            01/07/07    1,310      1,390,238
                                                          ------------

TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $13,578,553)                                        13,397,943
                                                          ------------

                                                  Par
                                      Maturity   (000)        Value
                                      -------- --------   ------------

ASSET BACKED SECURITIES -- 3.4%
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%                            11/15/02  $ 3,400    $ 3,402,312
   Boston Edison Co.
     Series 99-1, Class A5
     7.03%                            03/15/12    1,875      1,859,634
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                            05/15/26    1,050        877,734
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                            03/15/02      104        104,333
   First Security Auto Owner Trust,
     Series 99-2, Class A3
     6.00%                            10/15/03    1,550      1,542,734
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                            09/15/19    1,168      1,137,238
   Ford Credit Auto Owner Trust,
     Series 99-C, Class A4
     6.08%                            09/16/02    2,600      2,589,438
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%***                         10/15/18    1,055      1,000,404
   Green Tree Financial Corp.,
     Series 96-6, Class A6
     7.95%                            08/15/26    1,000      1,012,590
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                            10/15/27    1,000      1,014,219
   Green Tree Financial Corp.,
     Series 97-1, Class B1
     7.23%                            03/15/28    1,000        931,401
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                            07/15/28    1,150        890,742
   Health Care Receivables Securitization
     Program Notes, NPF VI,
     Series 98-1
     6.22%                            06/01/02    1,700      1,675,958
   Honda Auto Lease Trust,
     Series 99-A, Class A4
     6.45%                            09/16/02    3,375      3,380,801
   MBNA Master Credit Card Trust,
     Series 99-J, Class A
     7.00%                            02/15/12    1,250      1,256,055
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     5.69%****                        04/15/26      324        323,459
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                            07/11/02    1,116      1,111,793
   Sears Credit Account Master Trust,
     Series 96-3, Class A
     7.00%                            07/15/08    2,000      2,024,744
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                            08/15/05    1,000        983,598
   Sears Credit Account Master Trust,
     Series 99-1, Class A
     5.65%                            03/15/09      700        673,995

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                 Par
AS OF SEPTEMBER 30, 1999              Maturity  (000)        Value
                                      -------- --------   ------------
ASSET BACKED SECURITIES -- (CONTINUED)
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.13%                            06/15/15  $   350   $    354,613
   The Money Store Home Equity Trust,
     Series 97-C, Class MH2
     7.36%                            02/15/24    1,200      1,180,874
                                                          ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $30,082,947)                                       29,328,669
                                                          ------------
CORPORATE BONDS -- 8.3%
FINANCE -- 3.9%
   Ahmanson Capital Trust Investments
     8.36%                            12/01/26    3,440      3,440,000
   American General Capital Securities
     7.57%                            12/01/45    2,230      2,043,238
   Associates Corp.
     6.25%                            11/01/08    1,640      1,551,850
   AT&T Capital Corp.
     5.48%                            04/09/01      750        743,160
   AT&T Capital Corp.
     6.75%                            02/04/02    1,950      1,939,353
   Bank of America
     6.63%                            06/15/04    2,530      2,514,188
   Bear Stearns Capital Trust Investments
     7.00%                            01/15/27    1,050      1,034,578
   Chase Manhattan Corp.
     5.75%                            04/15/04      740        708,909
   CIT Group, Inc.
     7.10%                            08/15/05    2,100      2,113,125
   CSW Investments
     6.95%                            08/01/01    1,600      1,609,152
   DaimlerChrysler NA Hldg.
     7.20%                            09/01/09    2,450      2,462,250
   ERAC USA Finance Co.
     6.95%                            03/01/04      450        442,899
   FMR Corp.
     7.57%                            06/15/29      940        918,850
   Ford Motor Credit Co.
     6.70%                            07/16/04    2,315      2,303,425
   Merrill Lynch & Co., Inc.
     5.75%                            11/04/02    1,355      1,318,564
   National City Corp.
     6.88%                            05/15/19    2,000      1,830,499
   Pemex Finance Ltd.
     9.14%                            08/15/04    1,965      1,968,242
   Simon Property Group LP, Inc.
     6.63%                            06/15/03    1,400      1,347,206
   Yorkshire Power Finance
     6.50%                            02/25/08    1,750      1,592,500
   Zurich Capital Trust Investments
     8.38%                            06/01/37    2,380      2,338,350
                                                          ------------
                                                            34,220,338
                                                          ------------
INDUSTRIAL -- 2.1%
   Coca-Cola Enterprises, Inc.
     5.71%                            03/18/37    2,030      2,030,629
   Conoco, Inc.
     5.90%                            04/15/04    1,410      1,365,938
   Ford Motor Co.
     7.45%                            07/16/31    3,660      3,611,600
   General Motors
     8.80%                            10/01/99    1,435      1,601,819
   Hyder PLC
     7.38%                            12/15/28    1,485      1,308,469

                                                 Par
                                     Maturity   (000)       Value
                                    ---------- --------   ------------
CORPORATE BONDS -- (CONTINUED)
INDUSTRIAL -- (CONTINUED)
   Jones Apparel Group, Inc.
     6.25%                            10/01/01  $ 2,055    $ 2,016,469
   Merck & Co., Inc.
     6.40%                            03/01/28      630        577,238
   Nabisco, Inc.
     6.85%                            06/15/05      600        579,912
     7.05%                            07/15/07      555        536,807
   Waste Management, Inc.
     6.00%                            05/15/01    1,295      1,240,972
   Williams Cos., Inc.
     6.13%                            02/01/01      850        846,813
   Williams Holdings of Delaware
     6.13%                            12/01/03    2,320      2,212,123
                                                          ------------
                                                            17,928,789
                                                          ------------
INSURANCE -- 0.3%
   Equitable Cos., Inc.
     9.00%                            12/15/04    1,100      1,197,625
     7.00%                            04/01/28      635        578,409
   Florida Windstorm Underwriting
     Association
     7.13%                            02/25/19    1,190      1,112,222
                                                          ------------
                                                             2,888,256
                                                          ------------
PIPELINES -- 0.2%
   El Paso Energy Corp.
     6.63%                            07/15/01    1,875      1,875,000
                                                          ------------
TELECOMMUNICATIONS -- 1.3%
   AT&T Corp.
     6.00%                            03/15/09      450        418,500
     6.50%                            03/15/29    1,208      1,064,997
   Cable and Wireless Optus Ltd.
     8.13%                            06/15/09      710        721,893
   Lucent Technologies, Inc.
     6.45%                            03/15/29    3,000      2,711,250
   SBC Communications, Inc.
     7.38%                            06/15/25    1,545      1,467,750
   Sprint Capital Corp.
     5.70%                            11/15/03    1,030        984,938
     6.13%                            11/15/08    1,000        930,000
     6.38%                            05/01/09    2,140      2,017,264
   U.S. West Capital Funding, Inc.
     6.88%                            07/15/28    1,442      1,270,763
                                                          ------------
                                                            11,587,355
                                                          ------------
TRANSPORTATION -- 0.1%
   Federal Express Corp.
     7.11%                            01/02/14      905        845,416
                                                          ------------
UTILITY -- 0.2%
   Illinois Power Co.
     7.50%                            06/15/09      970        970,319
   Niagara Mohawk Power Corp.
     7.75%                            10/01/08      520        530,400
                                                          ------------
                                                             1,500,719
                                                          ------------
YANKEE -- 0.2%
   Empresa Electrica Pehuenche
     7.30%***                         05/01/03    1,670      1,610,807
                                                          ------------
TOTAL CORPORATE BONDS
  (Cost $74,516,160)                                        72,456,680
                                                          ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONCLUDED)

                                               Par/Shares
AS OF SEPTEMBER 30, 1999             Maturity    (000)        Value
                                    ---------- ----------  -------------
TAXABLE MUNICIPAL BONDS -- 0.4%
   Los Angeles Cnty. Pension Oblig.,
     Series 94A
     8.62%                            06/30/06  $   600   $    651,750
   Los Angeles Cnty. Pension Oblig.,
     Series 95D
     6.97%                            06/30/08    1,000        992,500
   New Jersey Econ. Dev. Auth. St.
     Pension Fdg., Series 97B
     7.56%(DAGGER)                    02/15/16    2,425        721,438
     7.59%(DAGGER)                    02/15/17      850        233,750
     7.62%(DAGGER)                    02/15/20      895        196,900
     7.63%(DAGGER)                    02/15/21      630        128,363
     7.63%(DAGGER)                    02/15/22      895        168,931
     7.63%(DAGGER)                    02/15/23      340         59,500
                                                          ------------
TOTAL TAXABLE MUNICIPAL BONDS
    (Cost $3,128,248)                                        3,153,132
                                                          ------------
SHORT TERM INVESTMENTS -- 1.8%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.20%                            10/01/99    8,400      8,400,000
   Galileo Money Market Fund                      7,099      7,099,203
                                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $15,499,203)                                        15,499,203
                                                          ------------
TOTAL INVESTMENTS IN SECURITIES-- 100.0%
  (Cost $641,552,827*)                                    $871,069,828
                                                          ============


-----------------
* Cost for Federal income tax purposes is $642,133,933. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                     $244,270,116
     Gross unrealized depreciation                      (15,334,221)
                                                       ------------
                                                       $228,935,895
                                                       ============
**  Non-income producing security.
*** Principal amount of securities pledged as collateral is $2,970,000 on 30 net long U.S. Treasury Notes futures contracts and 44 net short U.S. Treasury Bonds futures contracts expiring December 1999. The value of such contracts on September 30, 1999 was $8,233,000, thereby resulting in an unrealized gain of $15,633.
****Rates shown are the rates as of September 30, 1999.
(DAGGER) The rate shown is the effective yield on the zero coupon bonds.

   INVESTMENT ABBREVIATIONS
   CPI      Consumer Price Index
   IO       Interest Only
   PO       Principal Only
   ADR      American Depository Receipt

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                               BALANCED PORTFOLIO
SEPTEMBER 30, 1999
ASSETS
   Investments at value (Cost $641,552,827) .....    $  871,069,828
   Collateral received for securities loaned ....       152,475,638
   Dividends receivable .........................           677,197
   Interest receivable ..........................         3,859,106
   Investments sold receivable ..................         1,692,291
   Capital shares sold receivable ...............         1,317,563
   Futures sold receivable ......................            10,214
   Futures commissions ..........................               468
   Prepaid expenses .............................            10,772
                                                     --------------
          TOTAL ASSETS ..........................     1,031,113,077
                                                     --------------
LIABILITIES
   Payable upon return of securities loaned .....       152,475,638
   Investments purchased payable ................         3,460,408
   Capital shares redeemed payable ..............         1,730,745
   Advisory fees payable ........................           402,990
   Administrative fees payable ..................           165,053
   Transfer agent fees payable ..................           158,659
   Other accrued expenses payable ...............           441,018
   Deferred dollar roll income ..................               281
   Futures margin payable .......................            22,016
                                                     --------------
          TOTAL LIABILITIES .....................       158,856,808
                                                     --------------

NET ASSETS (Applicable to 20,963,125 Institutional
   shares, 11,098,576 Service shares, 6,736,454
   Investor A shares, 4,913,997 Investor B shares
   and 515,369 Investor C shares outstanding)          $872,256,269
                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   INSTITUTIONAL SHARE
  ($414,056,510 (DIVIDE) 20,963,125)                         $19.75
                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SERVICE SHARE ($219,018,231 (DIVIDE) 11,098,576)          $19.73
                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR A
   SHARE ($132,833,268 (DIVIDE) 6,736,454)                   $19.72
                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
  ($19.72 (DIVIDE) 0.955)                                    $20.65
                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  (subject to a maximum contingent deferred sales
  charge of 4.5%) PER INVESTOR B SHARE
  ($96,253,239 (DIVIDE) 4,913,997)                           $19.59
                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  (subject to a maximum contingent deferred sales
  charge of 1.0%) PER INVESTOR C SHARE
  ($10,095,021 (DIVIDE) 515,369)                             $19.59
                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                              Large Cap         Large Cap          Mid-Cap         Mid-Cap
                                                                Value            Growth             Value          Growth
                                                               Equity            Equity            Equity          Equity
FOR THE YEAR ENDED SEPTEMBER 30, 1999                         Portfolio         Portfolio         Portfolio       Portfolio
                                                            ---------------  --------------    -------------   --------------
Investment income:
   Interest ................................................   $  2,420,591   $   2,182,475    $     449,465    $   1,710,257
   Dividends ...............................................     52,564,544       9,262,123        5,169,137          507,360
   Net investment income from master .......................             --              --               --               --
   Foreign taxes withheld ..................................             --              --               --               --
                                                               ------------   -------------    -------------    -------------
        Total investment income ............................     54,985,135      11,444,598        5,618,602        2,217,617
                                                               ------------   -------------    -------------    -------------
Expenses:
   Investment advisory fee .................................     13,151,862       7,642,265        2,237,589        2,799,450
   Administration fee ......................................      5,188,784       3,031,323          643,297          803,240
   Custodian fee ...........................................        298,809         192,050           54,340           79,251
   Transfer agent fee ......................................        917,669         484,625          118,474          120,257
   Shareholder servicing fees ..............................        880,488         565,889           87,282          102,567
   Shareholder processing fees .............................        779,158         482,122           76,241           86,847
   Distribution fees .......................................        281,227         224,336           48,144           59,123
   Legal and audit .........................................        126,519          66,351           13,583           23,192
   Printing ................................................        233,663         134,208           31,945           38,859
   Registration fees and expenses ..........................         45,223          40,090           40,727           41,604
   Trustees' fees and officers' salary .....................         41,218          21,630            4,688            5,233
   Other ...................................................         46,008          40,812           12,367           14,991
                                                               ------------   -------------    -------------    -------------
                                                                 21,990,628      12,925,701        3,368,677        4,174,614
   Less fees waived ........................................             --              --          (26,832)         (30,905)
                                                               ------------   -------------    -------------    -------------
        Total operating expenses ...........................     21,990,628      12,925,701        3,341,845        4,143,709
   Interest expense ........................................             --              --               --               --
                                                               ------------   -------------    -------------    -------------
        Total expenses .....................................     21,990,628      12,925,701        3,341,845        4,143,709
                                                               ------------   -------------    -------------    -------------
   Net investment income (loss) ............................     32,994,507      (1,481,103)       2,276,757       (1,926,092)
                                                               ------------   -------------    -------------    -------------
Realized and unrealized gain (loss) on investments
   and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions (net of foreign taxes) ........    202,260,967     219,239,498       11,134,454      140,549,992
     Futures and options contracts .........................             --       7,307,967               --        2,846,495
     Foreign currency and forward foreign currency
       transactions ........................................             --              --               --               --
                                                               ------------   -------------    -------------    -------------
                                                                202,260,967     226,547,465       11,134,454      143,396,487
                                                               ------------   -------------    -------------    -------------
Change in unrealized appreciation (depreciation) from:
     Investments ...........................................    115,081,408     177,635,810        3,268,247       40,931,963
     Futures contracts .....................................             --      (1,036,503)              --         (221,650)
     Foreign currency related transactions and
       forward foreign currency transactions ...............             --              --               --               --
                                                               ------------   -------------    -------------    -------------
                                                                115,081,408     176,599,307        3,268,247       40,710,313
                                                               ------------   -------------    -------------    -------------
   Net gain on investments and foreign currency transactions    317,342,375     403,146,772       14,402,701      184,106,800
                                                               ------------   -------------    -------------    -------------
   Net increase in net assets resulting from operations ....   $350,336,882   $ 401,665,669    $  16,679,458    $ 182,180,708
                                                               ============   =============    =============    =============



                                                                Small Cap      Small Cap         Micro-Cap     International
                                                               Value Equity   Growth Equity       Equity          Equity
FOR THE YEAR ENDED SEPTEMBER 30, 1999                           Portfolio      Portfolio        Portfolio       Portfolio
                                                              -------------   -------------    -------------   --------------
Investment income:
   Interest ................................................  $     928,094   $   8,263,051    $     387,665    $   1,198,200
   Dividends ...............................................     11,025,542         391,943               --       21,560,870
   Net investment income from master .......................             --              --               --               --
   Foreign taxes withheld ..................................             --              --               --       (2,356,937)
                                                              -------------   -------------    -------------    -------------
        Total investment income ............................     11,953,636       8,654,994          387,665       20,402,133
                                                              -------------   -------------    -------------    -------------
Expenses:
   Investment advisory fee .................................      3,759,801       8,138,473          586,286        9,475,007
   Administration fee ......................................      1,539,051       3,216,807          108,433        2,745,464
   Custodian fee ...........................................        122,410         319,848           46,469          368,490
   Transfer agent fee ......................................        318,097         588,586           64,421          417,367
   Shareholder servicing fees ..............................        267,627         544,559          109,499          308,288
   Shareholder processing fees .............................        204,947         423,465           65,811          262,592
   Distribution fees .......................................        204,240         419,423          203,614           60,788
   Legal and audit .........................................         40,297          79,625            1,742           81,933
   Printing ................................................         72,611         120,095           44,588          133,687
   Registration fees and expenses ..........................         39,487          45,000          106,401           49,462
   Trustees' fees and officers' salary .....................         14,477          27,326            3,458           20,860
   Other ...................................................         21,643          44,031            4,860           44,341
                                                              -------------   -------------    -------------    -------------
                                                                  6,604,688      13,967,238        1,345,582       13,968,279
   Less fees waived ........................................             --              --         (170,684)              --
                                                              -------------   -------------    -------------    -------------
        Total operating expenses ...........................      6,604,688      13,967,238        1,174,898       13,968,279
   Interest expense ........................................             --              --               --               --
                                                              -------------   -------------    -------------    -------------
        Total expenses .....................................      6,604,688      13,967,238        1,174,898       13,968,279
                                                              -------------   -------------    -------------    -------------
   Net investment income (loss) ............................      5,348,948      (5,312,244)        (787,233)       6,433,854
                                                              -------------   -------------    -------------    -------------
Realized and unrealized gain (loss) on investments
   and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions (net of foreign taxes) ........    (13,820,872)    228,680,630       22,743,781      164,860,251
     Futures and options contracts .........................             --      20,140,612               --               --
     Foreign currency and forward foreign currency
       transactions ........................................             --              --               --        9,758,145
                                                              -------------   -------------    -------------    -------------
                                                                (13,820,872)    248,821,242       22,743,781      174,618,396
                                                              -------------   -------------    -------------    -------------
Change in unrealized appreciation (depreciation) from:
     Investments ...........................................     44,952,759     315,500,965       26,483,211      162,322,812
     Futures contracts .....................................             --        (548,750)              --               --
     Foreign currency related transactions and
       forward foreign currency transactions ...............             --              --               --      (13,829,252)
                                                              -------------   -------------    -------------    -------------
                                                                 44,952,759     314,952,215       26,483,211      148,493,560
                                                              -------------   -------------    -------------    -------------
   Net gain on investments and foreign currency transactions     31,131,887     563,773,457       49,226,992      323,111,956
                                                              -------------   -------------    -------------    -------------
   Net increase in net assets resulting from operations ....  $  36,480,835   $ 558,461,213    $  48,439,759    $ 329,545,810
                                                              =============   =============    =============    =============


                                                              International   International
                                                               Small Cap         Emerging         Select           Index
                                                                 Equity          Markets          Equity           Equity
FOR THE YEAR ENDED SEPTEMBER 30, 1999                           Portfolio       Portfolio        Portfolio        Portfolio
                                                              ------------    -------------    -------------    -------------
Investment income:
   Interest ................................................  $     94,012    $     298,170    $   1,373,587    $          --
   Dividends ...............................................       261,989        2,072,464       25,873,250               --
   Net investment income from master .......................            --               --               --       17,608,629
   Foreign taxes withheld ..................................       (30,424)        (191,332)              --               --
                                                              ------------    -------------    -------------    -------------
        Total investment income ............................       325,577        2,179,302       27,246,837       17,608,629
                                                              ------------    -------------    -------------    -------------
Expenses:
   Investment advisory fee .................................       213,397        1,051,408        9,743,912               --
   Administration fee ......................................        49,084          193,461        3,831,505        3,028,498
   Custodian fee ...........................................        46,157           84,335          248,477               --
   Transfer agent fee ......................................        12,000           42,659          695,640          679,368
   Shareholder servicing fees ..............................         7,014           36,560          634,229        1,841,914
   Shareholder processing fees .............................         4,210           33,728          517,590        1,299,365
   Distribution fees .......................................        15,277            5,938          469,442        3,580,757
   Legal and audit .........................................         9,282            4,912           86,849           64,110
   Printing ................................................        43,107           10,731          198,644          125,137
   Registration fees and expenses ..........................        45,706           41,140           44,319           45,284
   Trustees' fees and officers' salary .....................           804            1,870           28,436           22,839
   Other ...................................................        10,247           23,762           53,612          122,634
                                                              ------------    -------------    -------------    -------------
                                                                   456,285        1,530,504       16,552,655       10,809,906
   Less fees waived ........................................      (143,999)              --               --       (1,006,052)
                                                              ------------    -------------    -------------    -------------
        Total operating expenses ...........................       312,286        1,530,504       16,552,655        9,803,854
   Interest expense ........................................            --               --               --               --
                                                              ------------    -------------    -------------    -------------
        Total expenses .....................................       312,286        1,530,504       16,552,655        9,803,854
                                                              ------------    -------------    -------------    -------------
   Net investment income (loss) ............................        13,291          648,798       10,694,182        7,804,775
                                                              ------------    -------------    -------------    -------------
Realized and unrealized gain (loss) on investments
   and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions (net of foreign taxes) ........     1,985,492      (36,073,127)     123,822,700        6,155,261
     Futures and options contracts .........................            --               --        3,342,654               --
     Foreign currency and forward foreign currency
       transactions ........................................       (15,834)        (476,285)              --               --
                                                              ------------    -------------    -------------    -------------
                                                                 1,969,658      (36,549,412)     127,165,354        6,155,261
                                                              ------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation) from:
     Investments ...........................................     7,533,019       60,980,655      276,093,188      214,942,881
     Futures contracts .....................................            --               --         (721,691)              --
     Foreign currency related transactions and
       forward foreign currency transactions ...............      (105,748)         (10,687)              --               --
                                                              ------------    -------------    -------------    -------------
                                                                 7,427,271       60,969,968      275,371,497      214,942,881
                                                              ------------    -------------    -------------    -------------
   Net gain on investments and foreign currency transactions     9,396,929       24,420,556      402,536,851      221,098,142
                                                              ------------    -------------    -------------    -------------
   Net increase in net assets resulting from operations ....  $  9,410,220    $  25,069,354    $ 413,231,033    $ 228,902,917
                                                              ============    =============    =============    =============





                                                                Balanced
FOR THE YEAR ENDED SEPTEMBER 30, 1999                           Portfolio
                                                              -------------
Investment income:
   Interest ................................................  $  20,925,062
   Dividends ...............................................      6,691,387
   Net investment income from master .......................             --
   Foreign taxes withheld ..................................             --
                                                              -------------
        Total investment income ............................     27,616,449
                                                              -------------
Expenses:
   Investment advisory fee .................................      4,600,236
   Administration fee ......................................      1,865,080
   Custodian fee ...........................................        150,813
   Transfer agent fee ......................................        379,992
   Shareholder servicing fees ..............................        813,830
   Shareholder processing fees .............................        616,634
   Distribution fees .......................................        585,376
   Legal and audit .........................................         43,312
   Printing ................................................         79,673
   Registration fees and expenses ..........................         43,352
   Trustees' fees and officers' salary .....................         15,547
   Other ...................................................         26,632
                                                              -------------
                                                                  9,220,477
   Less fees waived ........................................             --
                                                              -------------
        Total operating expenses ...........................      9,220,477
   Interest expense ........................................         35,118
                                                              -------------
        Total expenses .....................................      9,255,595
                                                              -------------
   Net investment income (loss) ............................     18,360,854
                                                              -------------
Realized and unrealized gain (loss) on investments
   and foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions (net of foreign taxes) ........     28,043,797
     Futures and options contracts .........................        991,312
     Foreign currency and forward foreign currency
       transactions ........................................             --
                                                              -------------
                                                                 29,035,109
                                                              -------------
Change in unrealized appreciation (depreciation) from:
     Investments ...........................................     53,269,437
     Futures contracts .....................................       (368,715)
     Foreign currency related transactions and
       forward foreign currency transactions ...............             --
                                                              -------------
                                                                 52,900,722
                                                              -------------
   Net gain on investments and foreign currency transactions     81,935,831
                                                              -------------
   Net increase in net assets resulting from operations ....  $ 100,296,685
                                                              =============



See accompanying notes to financial statements.

56-57

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                     Large Cap                             Large Cap
                                                              Value Equity Portfolio                 Growth Equity Portfolio
                                                         ----------------------------------   ------------------------------------

                                                             For the            For the            For the            For the
                                                           Year Ended         Year Ended         Year Ended         Year Ended
                                                             9/30/99            9/30/98            9/30/99            9/30/98
                                                         ---------------    ---------------    ---------------     ---------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .....................   $    32,994,507    $    25,637,272    $    (1,481,103)    $       553,050
    Net realized gain (loss) on
      investments, futures contracts
      and foreign currency related
      transactions ...................................       202,260,967        192,099,260        226,547,465          73,328,406
    Net unrealized gain (loss) on
      investments, futures contracts
        and foreign currency related
        transactions .................................       115,081,408       (446,969,393)       176,599,307          (7,495,647)
                                                         ---------------    ---------------    ---------------     ---------------
    Net increase (decrease) in net
      assets resulting from operations ...............       350,336,882       (229,232,861)       401,665,669          66,385,809
                                                         ---------------    ---------------    ---------------     ---------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..............................       (27,949,868)       (18,530,517)              --              (492,332)
    Service Class ....................................        (4,485,880)        (6,348,629)              --                  --
    Investor A Class .................................          (619,325)          (510,254)              --                  --
    Investor B Class .................................           (97,164)           (72,123)              --                  --
    Investor C Class .................................           (11,703)            (6,367)              --                  --
                                                         ---------------    ---------------    ---------------     ---------------
    Total distribution from net
      investment income ..............................       (33,163,940)       (25,467,890)              --              (492,332)
                                                         ---------------    ---------------    ---------------     ---------------
  In excess of net investment income:
    Institutional Class ..............................              --                 --                 --                  --
    Service Class ....................................              --                 --                 --                  --
    Investor A Class .................................              --                 --                 --                  --
    Investor B Class .................................              --                 --                 --                  --
    Investor C Class .................................              --                 --                 --                  --
                                                         ---------------    ---------------    ---------------     ---------------
    Total distributions in excess of investment income              --                 --                 --                  --
                                                         ---------------    ---------------    ---------------     ---------------
  Capital:
    Institutional Class ..............................              --                 --                 --                  --
    Service Class ....................................              --                 --                 --                  --
    Investor A Class .................................              --                 --                 --                  --
    Investor B Class .................................              --                 --                 --                  --
    Investor C Class .................................              --                 --                 --                  --
                                                         ---------------    ---------------    ---------------     ---------------
    Total distributions from capital .................              --                 --                 --                  --
                                                         ---------------    ---------------    ---------------     ---------------
  Net realized gains:
    Institutional Class ..............................      (117,018,687)       (93,723,477)       (81,668,812)        (65,760,356)
    Service Class ....................................       (24,723,344)       (76,020,941)       (17,012,084)        (36,048,878)
    Investor A Class .................................        (3,347,911)        (6,087,188)        (3,299,277)         (3,610,796)
    Investor B Class .................................        (1,855,151)        (2,790,824)        (1,388,742)         (1,161,883)
    Investor C Class .................................          (199,549)          (189,032)           (97,721)            (23,904)
                                                         ---------------    ---------------    ---------------     ---------------
    Total distributions from netrealized gains .......      (147,144,642)      (178,811,462)      (103,466,636)       (106,605,817)
                                                         ---------------    ---------------    ---------------     ---------------
    Total distributions to shareholders ..............      (180,308,582)      (204,279,352)      (103,466,636)       (107,098,149)
                                                         ---------------    ---------------    ---------------     ---------------
Capital share transactions ...........................       (98,883,013)     1,338,827,954          8,769,527         421,476,131
                                                         ---------------    ---------------    ---------------     ---------------
    Total increase (decrease) in net assets ..........        71,145,287        905,315,741        306,968,560         380,763,791
Net assets:
    Beginning of period ..............................     2,312,241,400      1,406,925,659      1,159,724,458         778,960,667
                                                         ---------------    ---------------    ---------------     ---------------
    End of period ....................................   $ 2,383,386,687    $ 2,312,241,400    $ 1,466,693,018     $ 1,159,724,458
                                                         ===============    ===============    ===============     ===============




                                                                   Mid-Cap Value                      Mid-Cap Growth
                                                                  Equity Portfolio                    Equity Portfolio
                                                           ------------------------------      ------------------------------

                                                              For the          For the             For the          For the
                                                            Year Ended       Year Ended          Year Ended       Year Ended
                                                              9/30/99          9/30/98             9/30/99          9/30/98
                                                           -------------   --------------      --------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .....................     $   2,276,757    $   1,659,693      $  (1,926,092)   $    (953,746)
    Net realized gain (loss) on
      investments, futures contracts
      and foreign currency related
      transactions ...................................        11,134,454       (4,969,292)       143,396,487       (1,577,914)
    Net unrealized gain (loss) on
      investments, futures contracts
        and foreign currency related
        transactions .................................         3,268,247      (47,088,039)        40,710,313      (25,720,350)
                                                           -------------    -------------      -------------    -------------
    Net increase (decrease) in net
      assets resulting from operations ...............        16,679,458      (50,397,638)       182,180,708      (28,252,010)
                                                           -------------    -------------      -------------    -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..............................        (2,054,526)      (1,414,807)              --               --
    Service Class ....................................          (261,471)        (189,171)              --               --
    Investor A Class .................................           (17,790)         (12,658)              --               --
    Investor B Class .................................              --               --                 --               --
    Investor C Class .................................              --               --                 --               --
                                                           -------------    -------------      -------------    -------------
    Total distribution from net
      investment income ..............................        (2,333,787)      (1,616,636)              --               --
                                                           -------------    -------------      -------------    -------------
  In excess of net investment income:
    Institutional Class ..............................              --               --                 --               --
    Service Class ....................................              --               --                 --               --
    Investor A Class .................................              --               --                 --               --
    Investor B Class .................................              --               --                 --               --
    Investor C Class .................................              --               --                 --               --
                                                           -------------    -------------      -------------    -------------
    Total distributions in excess of investment income              --               --                 --               --
                                                           -------------    -------------      -------------    -------------
  Capital:
    Institutional Class ..............................              --               --                 --           (140,856)
    Service Class ....................................              --               --                 --            (18,337)
    Investor A Class .................................              --               --                 --             (2,632)
    Investor B Class .................................              --               --                 --             (2,660)
    Investor C Class .................................              --               --                 --               (150)
                                                           -------------    -------------      -------------    -------------
    Total distributions from capital .................              --               --                 --           (164,635)
                                                           -------------    -------------      -------------    -------------
  Net realized gains:
    Institutional Class ..............................           (68,128)      (3,170,990)              --           (822,665)
    Service Class ....................................           (13,604)        (873,004)              --           (245,537)
    Investor A Class .................................            (1,535)         (77,103)              --            (23,701)
    Investor B Class .................................              --           (106,596)              --            (24,423)
    Investor C Class .................................              --               (687)              --               (624)
                                                           -------------    -------------      -------------    -------------
    Total distributions from netrealized gains .......           (83,267)      (4,228,380)              --          1,116,950)
                                                           -------------    -------------      -------------    -------------
    Total distributions to shareholders ..............        (2,417,054)      (5,845,016)            --           (1,281,585)
                                                            -------------    -------------      -------------    -------------
Capital share transactions ...........................        25,245,325      166,482,367         (4,288,892)     151,328,193
                                                           -------------    -------------      -------------    -------------
    Total increase (decrease) in net assets ..........        39,507,729      110,239,713        177,891,816      121,794,598
Net assets:
    Beginning of period ..............................       245,129,875      134,890,162        257,912,297      136,117,699
                                                           -------------    -------------      -------------    -------------
    End of period ....................................     $ 284,637,604    $ 245,129,875      $ 435,804,113    $ 257,912,297
                                                           =============    =============      =============    =============



                                                                    Small Cap                          Small Cap
                                                              Value Equity Portfolio              Growth Equity Portfolio
                                                           ------------------------------   -----------------------------------

                                                              For the          For the          For the              For the
                                                            Year Ended       Year Ended       Year Ended           Year Ended
                                                              9/30/99          9/30/98          9/30/99              9/30/98
                                                           -------------   --------------   ----------------    ---------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .....................     $   5,348,948    $   3,992,037    $    (5,312,244)   $    (3,153,995)
    Net realized gain (loss) on
      investments, futures contracts
      and foreign currency related
      transactions ...................................       (13,820,872)      48,844,677        248,821,242         (7,228,973)
    Net unrealized gain (loss) on
      investments, futures contracts
        and foreign currency related
        transactions .................................        44,952,759     (220,300,060)       314,952,215       (351,978,763)
                                                           -------------    -------------    ---------------    ---------------
    Net increase (decrease) in net
      assets resulting from operations ...............        36,480,835     (167,463,346)       558,461,213       (362,361,731)
                                                           -------------    -------------    ---------------    ---------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..............................        (4,766,070)      (3,336,413)              --                 --
    Service Class ....................................          (466,508)        (527,494)              --                 --
    Investor A Class .................................          (159,758)        (121,897)              --                 --
    Investor B Class .................................              --               --                 --                 --
    Investor C Class .................................              --               --                 --                 --
                                                           -------------    -------------    ---------------    ---------------
    Total distribution from net
      investment income ..............................        (5,392,336)      (3,985,804)              --                 --
                                                           -------------    -------------    ---------------    ---------------
  In excess of net investment income:
    Institutional Class ..............................        (5,550,816)            --                 --                 --
    Service Class ....................................          (788,475)            --                 --                 --
    Investor A Class .................................          (409,719)            --                 --                 --
    Investor B Class .................................          (215,256)            --                 --                 --
    Investor C Class .................................           (56,446)            --                 --                 --
                                                           -------------    -------------    ---------------    ---------------
    Total distributions in excess of investment income        (7,020,712)            --                 --                 --
                                                           -------------    -------------    ---------------    ---------------
  Capital:
    Institutional Class ..............................              --               --                 --           (1,106,034)
    Service Class ....................................              --               --                 --             (155,368)
    Investor A Class .................................              --               --                 --              (53,299)
    Investor B Class .................................              --               --                 --              (43,559)
    Investor C Class .................................              --               --                 --              (13,504)
                                                           -------------    -------------    ---------------    ---------------
    Total distributions from capital .................              --               --                 --           (1,371,764)
                                                           -------------    -------------    ---------------    ---------------
  Net realized gains:
    Institutional Class ..............................       (23,842,650)     (33,889,486)              --          (23,804,910)
    Service Class ....................................        (3,473,838)     (12,976,187)              --          (11,303,533)
    Investor A Class .................................        (1,664,439)      (3,650,541)              --           (2,931,890)
    Investor B Class .................................          (939,611)      (1,336,440)              --           (2,132,407)
    Investor C Class .................................          (241,116)        (318,538)              --             (731,934)
                                                           -------------    -------------    ---------------    ---------------
    Total distributions from netrealized gains .......       (30,161,654)     (52,171,192)              --          (40,904,674)

                                                           -------------    -------------    ---------------    ---------------
    Total distributions to shareholders ..............       (42,574,702)     (56,156,996)              --          (42,276,438)

                                                           -------------    -------------    ---------------    ---------------
Capital share transactions ...........................       (13,546,437)     409,911,079        (86,789,729)       834,426,119
                                                           -------------    -------------    ---------------    ---------------
    Total increase (decrease) in net assets ..........       (19,640,304)     186,290,737        471,671,484        429,787,950
Net assets:
    Beginning of period ..............................       665,761,441      479,470,704      1,262,480,271        832,692,321
                                                           -------------    -------------    ---------------    ---------------
    End of period ....................................     $ 646,121,137    $ 665,761,441    $ 1,734,151,755    $ 1,262,480,271
                                                           =============    =============    ===============    ===============




                                                                   Micro-Cap
                                                                Equity Portfolio
                                                           -----------------------------
                                                                          For the period
                                                              For the        05/01/98 1
                                                            Year Ended        through
                                                              9/30/99         9/30/98
                                                           ------------- ---------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (loss) .....................     $    (787,233)   $    (59,173)
    Net realized gain (loss) on
      investments, futures contracts
      and foreign currency related
      transactions ...................................        22,743,781      (2,808,502)
    Net unrealized gain (loss) on
      investments, futures contracts
        and foreign currency related
        transactions .................................        26,483,211         350,886
                                                           -------------    ------------
    Net increase (decrease) in net
      assets resulting from operations ...............
                                                              48,439,759      (2,516,789)
                                                           -------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ..............................              --              --
    Service Class ....................................              --              --
    Investor A Class .................................              --              --
    Investor B Class .................................              --              --
    Investor C Class .................................              --              --
                                                           -------------    ------------
    Total distribution from net
      investment income ..............................              --              --
                                                           -------------    ------------
  In excess of net investment income:
    Institutional Class ..............................              --              --
    Service Class ....................................              --              --
    Investor A Class .................................              --              --
    Investor B Class .................................              --              --
    Investor C Class .................................              --              --
                                                           -------------    ------------
    Total distributions in excess of investment income              --              --
                                                           -------------    ------------
  Capital:
    Institutional Class ..............................              --              --
    Service Class ....................................              --              --
    Investor A Class .................................              --              --
    Investor B Class .................................              --              --
    Investor C Class .................................              --              --
                                                           -------------    ------------
    Total distributions from capital .................              --              --
                                                           -------------    ------------
  Net realized gains:
    Institutional Class ..............................              --              --
    Service Class ....................................              --              --
    Investor A Class .................................              --              --
    Investor B Class .................................              --              --
    Investor C Class .................................              --              --
                                                           -------------    ------------
    Total distributions from netrealized gains .......              --              --
                                                           -------------    ------------
    Total distributions to shareholders ..............              --              --
                                                           -------------    ------------
Capital share transactions ...........................        81,414,490      20,356,330
                                                           -------------    ------------
    Total increase (decrease) in net assets ..........       129,854,249      17,839,541
Net assets:
    Beginning of period ..............................        17,839,541            --
                                                           -------------    ------------
    End of period ....................................     $ 147,693,790    $ 17,839,541
                                                           =============    ============




See accompanying notes to financial statements.

58-59

                                 BLACKROCK FUNDS


                                                                                               International
                                                             International                       Small Cap
                                                           Equity Portfolio                  Equity Portfolio
                                                   ----------------------------------    ----------------------------
                                                       For the           For the           For the         For the
                                                     Year Ended        Year Ended        Year Ended      Year Ended
                                                       9/30/99           9/30/98           9/30/99         9/30/98
                                                   ---------------    ---------------    ------------   -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................   $     6,433,854    $     8,159,933    $     13,291    $     98,516
    Net gain (loss) on investment, futures
      and foreign currency related transactions        174,618,396         71,669,944       1,969,658       2,075,708
    Net unrealized gain (loss) on investment,
      futures and foreign currency related
        transactions ...........................       148,493,560       (233,529,572)      7,427,271      (3,251,955)
                                                   ---------------    ---------------    ------------    ------------
    Net increase (decrease) in net assets
      resulting from operations ................       329,545,810       (153,699,695)      9,410,220      (1,077,731)
                                                   ---------------    ---------------    ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ........................       (10,909,069)        (5,917,557)        (13,291)        (81,520)
    Service Class ..............................              --           (2,234,158)           --            (1,514)
    Investor A Class ...........................              --             (196,004)           --            (2,465)
    Investor B Class ...........................              --              (32,932)           --            (2,821)
    Investor C Class ...........................              --               (1,193)           --              (560)
                                                   ---------------    ---------------    ------------    ------------
    Total distribution from net investment income      (10,909,069)        (8,381,844)        (13,291)        (88,880)
                                                   ---------------    ---------------    ------------    ------------
  Net realized gains:
    Institutional Class ........................       (59,510,158)        (5,880,920)     (1,891,011)           --
    Service Class ..............................        (9,113,453)        (2,710,758)           (455)           --
    Investor A Class ...........................        (2,302,606)          (359,503)        (82,313)           --
    Investor B Class ...........................          (380,158)           (85,549)       (177,547)           --
    Investor C Class ...........................           (17,491)            (2,122)        (35,491)           --
                                                   ---------------    ---------------    ------------    ------------
    Total distributions from net realized gains.       (71,323,866)        (9,038,852)     (2,186,817)           --
                                                   ---------------    ---------------    ------------    ------------
    Total distributions to shareholders ........       (82,232,935)       (17,420,696)     (2,200,108)        (88,880)
                                                   ---------------    ---------------    ------------    ------------
Capital share transactions .....................      (159,375,511)       698,804,127       1,690,699       3,766,352
                                                   ---------------    ---------------    ------------    ------------
    Total increase (decrease) in net assets ....        87,937,364        527,683,736       8,900,811       2,599,741
Net assets:
    Beginning of period ........................     1,189,097,559        661,413,823      19,233,604      16,633,863
                                                   ---------------    ---------------    ------------    ------------
    End of period ..............................   $ 1,277,034,923    $ 1,189,097,559    $ 28,134,415    $ 19,233,604
                                                   ===============    ===============    ============    ============


                                                            International
                                                          Emerging Markets                           Select
                                                              Portfolio                          Equity Portfolio
                                                     ------------------------------    ----------------------------------
                                                        For the          For the           For the            For the
                                                      Year Ended       Year Ended        Year Ended         Year Ended
                                                        9/30/99          9/30/98           9/30/99           9/30/98
                                                     -------------    -------------    ---------------    ---------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................      $    648,798    $   1,168,323    $    10,694,182    $     9,513,164
    Net gain (loss) on investment, futures
      and foreign currency related transactions        (36,549,412)     (23,240,822)       127,165,354         50,382,667
    Net unrealized gain (loss) on investment,
      futures and foreign currency related
        transactions ...........................        60,969,968      (80,454,222)       275,371,497       (125,501,318)
                                                      ------------    -------------    ---------------    ---------------
    Net increase (decrease) in net assets
      resulting from operations ................        25,069,354     (102,526,721)       413,231,033        (65,605,487)
                                                      ------------    -------------    ---------------    ---------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ........................          (560,013)            --           (9,609,377)        (7,923,238)
    Service Class ..............................              --               --             (789,343)        (1,345,132)
    Investor A Class ...........................              --               --             (143,655)          (126,292)
    Investor B Class ...........................              --               --                 --                  120
    Investor C Class ...........................              --               --                  (16)              --
                                                      ------------    -------------    ---------------    ---------------
    Total distribution from net investment income         (560,013)            --          (10,542,391)        (9,394,542)
                                                      ------------    -------------    ---------------    ---------------
  Net realized gains:
    Institutional Class ........................              --         (1,735,707)       (45,528,653)       (26,245,020)
    Service Class ..............................              --           (980,791)        (7,197,856)       (11,088,452)
    Investor A Class ...........................              --            (62,362)        (1,341,737)        (1,142,824)
    Investor B Class ...........................              --            (27,732)        (1,483,560)        (1,237,130)
    Investor C Class ...........................              --             (1,309)           (90,763)           (25,714)
                                                      ------------    -------------    ---------------    ---------------
    Total distributions from net realized gains.              --         (2,807,901)       (55,642,569)       (39,739,140)
                                                      ------------    -------------    ---------------    ---------------
    Total distributions to shareholders ........          (560,013)      (2,807,901)       (66,184,960)       (49,133,682)
                                                      ------------    -------------    ---------------    ---------------
Capital share transactions .....................       (33,182,710)       9,594,481       (108,226,907)     1,090,529,491
                                                      ------------    -------------    ---------------    ---------------
    Total increase (decrease) in net assets ....        (8,673,369)     (95,740,141)       238,819,166        975,790,322
Net assets:
    Beginning of period ........................        92,808,361      188,548,502      1,567,566,051        591,775,729
                                                      ------------    -------------    ---------------    ---------------
    End of period ..............................      $ 84,134,992    $  92,808,361    $ 1,806,385,217    $ 1,567,566,051
                                                      ============    =============    ===============    ===============




                                                                 Index
                                                             Equity Portfolio                Balanced Portfolio
                                                   --------------------------------    ------------------------------
                                                      For the           For the          For the          For the
                                                     Year Ended        Year Ended       Year Ended       Year Ended
                                                      9/30/99           9/30/98          9/30/99          9/30/98
                                                   ---------------   --------------    -------------    -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................   $     7,804,775    $   6,807,877    $  18,360,854    $  10,811,745
    Net gain (loss) on investment, futures
      and foreign currency related transactions          6,155,261         (922,089)      29,035,109       20,077,250
    Net unrealized gain (loss) on investment,
      futures and foreign currency related
        transactions ...........................       214,942,881       15,954,093       52,900,722       (4,184,507)
                                                   ---------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
      resulting from operations ................       228,902,917       21,839,881      100,296,685       26,704,488
                                                   ---------------    -------------    -------------    -------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ........................        (5,357,464)      (3,530,357)     (10,175,942)      (4,562,657)
    Service Class ..............................        (2,673,613)      (2,427,368)      (4,579,500)      (3,867,304)
    Investor A Class ...........................          (450,611)        (327,932)      (2,465,272)      (1,800,766)
    Investor B Class ...........................          (434,679)        (159,040)        (992,067)        (455,298)
    Investor C Class ...........................          (503,968)        (101,654)         (77,184)          (4,734)
                                                   ---------------    -------------    -------------    -------------
    Total distribution from net investment income       (9,420,335)      (6,546,351)     (18,289,965)     (10,690,759)
                                                   ---------------    -------------    -------------    -------------
  Net realized gains:
    Institutional Class ........................        (1,069,132)        (350,642)     (15,889,194)      (2,175,645)
    Service Class ..............................          (695,184)        (412,780)      (7,702,682)     (12,131,307)
    Investor A Class ...........................          (124,525)         (61,777)      (4,050,743)      (5,953,904)
    Investor B Class ...........................          (342,483)         (85,726)      (2,064,754)      (1,760,468)
    Investor C Class ...........................          (288,901)         (45,394)         (38,248)          (7,177)
                                                   ---------------    -------------    -------------    -------------
    Total distributions from net realized gains.        (2,520,225)        (956,319)     (29,745,621)     (22,028,501)
                                                   ---------------    -------------    -------------    -------------
    Total distributions to shareholders ........       (11,940,560)      (7,502,670)     (48,035,586)     (32,719,260)
                                                   ---------------    -------------    -------------    -------------
Capital share transactions .....................       602,207,362      355,034,744      124,741,835      382,617,238
                                                   ---------------    -------------    -------------    -------------
    Total increase (decrease) in net assets ....       819,169,719      369,371,955      177,002,934      376,602,466
Net assets:
    Beginning of period ........................       821,350,006      451,978,051      695,253,335      318,650,869
                                                   ---------------    -------------    -------------    -------------
    End of period ..............................   $ 1,640,519,725    $ 821,350,006    $ 872,256,269    $ 695,253,335
                                                   ===============    =============    =============    =============

See accompanying notes to financial statements.

60-61

                                                  BLACKROCK FUNDS

                                               FINANCIAL HIGHLIGHTS
                                  For a Share Outstanding Throughout each Period



                                NET                  NET GAIN                                  DISTRIBUTIONS    NET
                               ASSET                 (LOSS) ON    DISTRIBUTIONS                   FROM NET      ASSET
                               VALUE        NET     INVESTMENTS     FROM NET     DISTRIBUTIONS     REALIZED     VALUE
                             BEGINNING  INVESTMENT (BOTH REALIZED   INVESTMENT        FROM         CAPITAL      END OF
                             OF PERIOD    INCOME   AND UNREALIZED)    INCOME         CAPITAL        GAINS       PERIOD
--------------------------------------------------------------------------------------------------------------------------
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/99                       $14.69     $ 0.22       $ 2.01         $(0.22)         $--          $ (0.95)      $15.75
9/30/98                        17.53       0.22        (0.58)         (0.23)          --            (2.25)       14.69
9/30/97                        15.35       0.31         4.69          (0.30)          --            (2.52)       17.53
9/30/96                        13.92       0.35         2.41          (0.36)          --            (0.97)       15.35
9/30/95                        11.62       0.34         2.54          (0.33)          --            (0.25)       13.92
SERVICE CLASS
9/30/99                       $14.69     $ 0.16       $ 2.02         $(0.17)         $--          $ (0.95)      $15.75
9/30/98                        17.52       0.21        (0.61)         (0.18)          --            (2.25)       14.69
9/30/97                        15.35       0.24         4.70          (0.25)          --            (2.52)       17.52
9/30/96                        13.92       0.32         2.40          (0.32)          --            (0.97)       15.35
9/30/95                        11.62       0.30         2.55          (0.30)          --            (0.25)       13.92
INVESTOR A CLASS
9/30/99                       $14.68     $ 0.16       $ 2.01         $(0.16)         $--          $ (0.95)      $15.74
9/30/98                        17.52       0.17        (0.60)         (0.16)          --            (2.25)       14.68
9/30/97                        15.35       0.23         4.69          (0.23)          --            (2.52)       17.52
9/30/96                        13.92       0.28         2.41          (0.29)          --            (0.97)       15.35
9/30/95                        11.62       0.27         2.56          (0.28)          --            (0.25)       13.92
INVESTOR B CLASS
9/30/99                       $14.59      $0.02       $ 1.99         $(0.04)         $--          $ (0.95)      $15.61
9/30/98                        17.44       0.05        (0.61)         (0.04)          --            (2.25)       14.59
9/30/97                        15.32       0.14         4.64          (0.14)          --            (2.52)       17.44
1/18/96 1 through 9/30/96      13.56       0.13         1.80          (0.17)          --               --        15.32
INVESTOR C CLASS
9/30/99                       $14.59     $ 0.03       $ 1.98         $(0.04)         $--          $ (0.95)      $15.61
9/30/98                        17.44       0.06        (0.62)         (0.04)          --            (2.25)       14.59
9/30/97                        15.32       0.15         4.63          (0.14)          --            (2.52)       17.44
8/16/96 1 through 9/30/96      14.91       0.02         0.45          (0.06)          --               --        15.32

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/99                       $18.14     $   --       $ 6.06         $   --          $--          $ (1.63)      $22.57
9/30/98                        18.92       0.03         1.85          (0.02)          --            (2.64)       18.14
9/30/97                        14.96       0.09         4.72          (0.11)          --            (0.74)       18.92
9/30/96                        13.03       0.08         2.29          (0.06)          --            (0.38)       14.96
9/30/95                        10.19       0.13         2.88          (0.17)          --               --        13.03
SERVICE CLASS
9/30/99                       $18.11     $(0.07)      $ 6.06         $   --          $--          $ (1.63)      $22.47
9/30/98                        18.93      (0.03)        1.85             --           --            (2.64)       18.11
9/30/97                        14.95       0.04         4.72          (0.04)          --            (0.74)       18.93
9/30/96                        13.02       0.05         2.28          (0.02)          --            (0.38)       14.95
9/30/95                        10.18       0.10         2.87          (0.13)          --               --        13.02
INVESTOR A CLASS
9/30/99                       $18.06     $(0.09)      $ 6.03         $   --          $--          $ (1.63)      $22.37
9/30/98                        18.91      (0.05)        1.84             --           --            (2.64)       18.06
9/30/97                        14.94       0.01         4.72          (0.02)          --            (0.74)       18.91
9/30/96                        13.01       0.02         2.29             --           --            (0.38)       14.94
9/30/95                        10.16       0.08         2.87          (0.10)          --               --        13.01
INVESTOR B CLASS
9/30/99                       $17.68     $(0.20)      $ 5.83         $   --          $--          $ (1.63)      $21.68
9/30/98                        18.69      (0.15)        1.78             --           --            (2.64)       17.68
9/30/97                        14.86      (0.07)        4.64             --           --            (0.74)       18.69
1/24/96 1 through 9/30/96      13.08      (0.02)        1.80             --           --               --        14.86
INVESTOR C CLASS
9/30/99                       $17.68     $(0.18)      $ 5.81         $   --          $--          $ (1.63)      $21.68
9/30/98                        18.69      (0.15)        1.78             --           --            (2.64)       17.68
1/24/97 1 through 9/30/97      15.23      (0.03)        3.49             --           --               --        18.69


                                                                                                        RATIO OF NET
                                         NET                    RATIO OF EXPENSES                     INVESTMENT INCOME
                                        ASSETS      RATIO OF       TO AVERAGE        RATIO OF NET        TO AVERAGE
                                        END OF     EXPENSES TO     NET ASSETS      INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                              TOTAL     PERIOD    AVERAGE NET      (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                             RETURN     (000)       ASSETS         WAIVERS)            ASSETS            WAIVERS)           RATE
-----------------------------------------------------------------------------------------------------------------------------------
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/99                      15.38%   $1,909,445      0.78%           0.78%             1.37%               1.37%            42%
9/30/98                      (2.27)    1,841,171      0.83            0.84              1.45                1.44             33
9/30/97                      37.66       743,405      0.78            0.85              1.94                1.87             37
9/30/96                      21.01       731,024      0.75            0.84              2.40                2.32             60
9/30/95                      25.73       508,273      0.67            0.81              2.68                2.53             12
SERVICE CLASS
9/30/99                      15.03%   $  374,907      1.08%           1.08%             1.07%               1.07%            42%
9/30/98                      (2.50)      387,323      1.13            1.14              1.14                1.13             33
9/30/97                      37.22       595,189      1.09            1.16              1.62                1.55             37
9/30/96                      20.68       457,283      1.05            1.14              2.13                2.04             60
9/30/95                      25.40       170,832      0.95            1.09              2.40                2.26             12
INVESTOR A CLASS
9/30/99                      14.85%3   $  61,657      1.19%           1.19%             0.96%               0.96%            42%
9/30/98                      (2.63)3      51,151      1.27            1.28              0.99                0.98             33
9/30/97                      37.01 3      47,131      1.26            1.33              1.44                1.37             37
9/30/96                      20.52 3      26,190      1.22            1.31              1.93                1.84             60
9/30/95                      25.22 3      16,910      1.11            1.25              2.24                2.10             12
INVESTOR B CLASS
9/30/99                      13.93%4   $  33,206      2.00%           2.00%             0.15%               0.15%            42%
9/30/98                      (3.45)4      29,450      2.06            2.07              0.20                0.19             33
9/30/97                      36.40 4      19,773      2.00            2.07              0.64                0.57             37
1/18/96 1 through 9/30/96    14.26 4       3,152      1.92 2          2.00 2            1.34 2              1.25 2           60
INVESTOR C CLASS
9/30/99                      13.93%4    $  4,172      2.00%           2.00%             0.15%               0.15%            42%
9/30/98                      (3.45)4       3,146      2.04            2.05              0.22                0.21             33
9/30/97                      35.99 4       1,428      2.01            2.08              0.61                0.54             37
8/16/96 1 through 9/30/96     3.16 4         205      1.80 2          1.88 2            1.29 2              1.20 2           60

-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/99                      35.46%   $1,115,368      0.81%           0.81%            (0.01)%             (0.01)%           60%
9/30/98                      11.76       922,896      0.86            0.86              0.18                0.18             54
9/30/97                      33.69       482,851      0.79            0.86              0.54                0.47             81
9/30/96                      18.67       481,171      0.75            0.86              0.63                0.51             58
9/30/95                      29.88       211,543      0.67            0.85              1.20                1.01             55
SERVICE CLASS
9/30/99                      35.10%   $  248,901      1.11%           1.11%            (0.31)%             (0.31)%           60%
9/30/98                      11.33       187,738      1.16            1.16             (0.13)              (0.13)            54
9/30/97                      33.38       262,409      1.10            1.17              0.24                0.17             81
9/30/96                      18.34       191,023      1.05            1.17              0.31                0.20             58
9/30/95                      29.43        76,769      0.95            1.13              0.91                0.73             55
INVESTOR A CLASS
9/30/99                      34.91%3   $  61,211      1.22%           1.22%            (0.42)%             (0.42)%           60%
9/30/98                      11.16 3      33,340      1.33            1.33             (0.30)              (0.30)            54
9/30/97                      33.18 3      25,575      1.27            1.34              0.07                0.02             81
9/30/96                      18.18 3      16,579      1.22            1.34              0.15                0.04             58
9/30/95                      29.26 3      10,034      1.11            1.29              0.76                0.58             55
INVESTOR B CLASS
9/30/99                      33.83%4   $  37,032      2.03%           2.03%            (1.23)%             (1.23)%           60%
9/30/98                      10.33 4      14,713      2.07            2.07             (1.03)              (1.03)            54
9/30/97                      32.18 4       7,919      2.01            2.08             (0.66)              (0.73)            81
1/24/96 1 through 9/30/96    13.61 4       2,364      1.93 2          2.05 2           (0.47)2             (0.58)2           58
INVESTOR C CLASS
9/30/99                      33.83%4   $   4,181      2.03%           2.03%            (1.23)%             (1.23)%           60%
9/30/98                      10.33 4       1,037      2.06            2.06             (1.01)              (1.01)            54
1/24/97 1 through 9/30/97    22.78 4         207      2.02 2          2.09 2           (0.66)2             (0.73)2           81

See accompanying notes to financial statements.

62-63

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period

                                NET                  NET GAIN                                                DISTRIBUTIONS     NET
                               ASSET                (LOSS) ON     DISTRIBUTIONS  DISTRIBUTIONS                 FROM NET       ASSET
                               VALUE      NET       INVESTMENTS     FROM NET       IN EXCESS OF DISTRIBUTIONS  REALIZED       VALUE
                             BEGINNING INVESTMENT (BOTH REALIZED  INVESTMENT    NET INVESTMENT       FROM       CAPITAL      END OF
                             OF PERIOD   INCOME   AND UNREALIZED)    INCOME          INCOME         CAPITAL      GAINS        PERIOD
------------------------------------------------------------------------------------------------------------------------------------
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/99                       $10.63     $ 0.11       $ 0.72         $(0.11)          $   --       $   --        $   --      $11.35
9/30/98                        12.80       0.10        (1.81)         (0.10)              --           --         (0.36)      10.63
12/27/96 1 through 9/30/97     10.00       0.10         2.80          (0.10)              --           --            --       12.80
SERVICE CLASS
9/30/99                       $10.62     $ 0.07       $ 0.73         $(0.08)          $   --       $   --        $   --      $11.34
9/30/98                        12.79       0.08        (1.82)         (0.07)              --           --         (0.36)      10.62
12/27/96 1 through 9/30/97     10.00       0.07         2.80          (0.08)              --           --            --       12.79
INVESTOR A CLASS
9/30/99                       $10.61     $ 0.05       $ 0.72         $(0.05)          $   --       $   --        $   --      $11.33
9/30/98                        12.77       0.05        (1.81)         (0.04)              --           --         (0.36)      10.61
12/27/96 1 through 9/30/97     10.00       0.07         2.78          (0.08)              --           --            --       12.77
INVESTOR B CLASS
9/30/99                       $10.58     $(0.04)      $ 0.72         $   --           $   --       $   --        $   --      $11.26
9/30/98                        12.78      (0.03)       (1.81)            --               --           --         (0.36)      10.58
12/27/96 1 through 9/30/97     10.00       0.03         2.79          (0.04)              --           --            --       12.78
INVESTOR C CLASS
9/30/99                       $10.58     $(0.03)      $ 0.71         $   --           $   --       $   --        $   --      $11.26
9/30/98                        12.78      (0.02)       (1.82)            --               --           --         (0.36)      10.58
12/27/96 1 through 9/30/97     10.00       0.02         2.80          (0.04)              --           --            --       12.78

---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
9/30/99                       $11.12     $(0.07)      $ 8.07         $   --           $   --       $   --        $   --      $19.12
9/30/98                        12.20      (0.02)       (0.96)            --               --        (0.01)        (0.09)      11.12
12/27/96 1 through 9/30/97     10.00      (0.01)        2.21             --               --           --            --       12.20
SERVICE CLASS
9/30/99                       $11.06     $(0.13)      $ 8.03         $   --           $   --       $   --        $   --      $18.96
9/30/98                        12.17      (0.09)       (0.92)            --               --        (0.01)        (0.09)      11.06
12/27/96 1 through 9/30/97     10.00      (0.03)        2.20             --               --           --            --       12.17
INVESTOR A CLASS
9/30/99                       $11.02     $(0.11)      $ 7.94         $   --           $   --       $   --        $   --      $18.85
9/30/98                        12.14      (0.07)       (0.95)            --               --        (0.01)        (0.09)      11.02
12/27/96 1 through 9/30/97     10.00      (0.03)        2.17             --               --           --            --       12.14
INVESTOR B CLASS
9/30/99                       $10.90     $(0.18)      $ 7.80         $   --           $   --       $   --        $   --      $18.52
9/30/98                        12.11      (0.14)       (0.97)            --               --        (0.01)        (0.09)      10.90
12/27/96 1 through 9/30/97     10.00      (0.05)        2.16             --               --           --            --       12.11
INVESTOR C CLASS
9/30/99                       $10.90     $(0.10)      $ 7.72         $   --           $   --       $   --        $   --      $18.52
9/30/98                        12.11      (0.14)       (0.97)            --               --        (0.01)        (0.09)      10.90
12/27/96 1 through 9/30/97     10.00      (0.07)        2.18             --               --           --            --       12.11

----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/99                       $14.89     $ 0.12       $ 0.67         $(0.13)          $(0.15)      $   --        $(0.67)     $14.73
9/30/98                        20.20       0.13        (3.19)         (0.13)              --           --         (2.12)      14.89
9/30/97                        15.98       0.17         6.39          (0.17)              --           --         (2.17)      20.20
9/30/96                        15.16       0.10         1.70          (0.11)              --           --         (0.87)      15.98
9/30/95                        13.62       0.06         2.17          (0.08)              --           --         (0.61)      15.16
SERVICE CLASS
9/30/99                       $14.88     $ 0.07       $ 0.68         $(0.10)          $(0.15)      $   --        $(0.67)     $14.71
9/30/98                        20.20       0.09        (3.21)         (0.08)              --           --         (2.12)      14.88
9/30/97                        15.98       0.13         6.39          (0.13)              --           --         (2.17)      20.20
9/30/96                        15.15       0.06         1.70          (0.06)              --           --         (0.87)      15.98
9/30/95                        13.59       0.02         2.18          (0.03)              --           --         (0.61)      15.15


                                                                                                           RATIO OF NET
                                             NET                     RATIO OF EXPENSES                   INVESTMENT INCOME
                                           ASSETS       RATIO OF       TO AVERAGE        RATIO OF NET      TO AVERAGE
                                           END OF      EXPENSES TO     NET ASSETS      INVESTMENT INCOME   NET ASSETS      PORTFOLIO
                              TOTAL        PERIOD      AVERAGE NET      (EXCLUDING       TO AVERAGE NET     (EXCLUDING      TURNOVER
                              RETURN       (000)         ASSETS         WAIVERS)            ASSETS            WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/99                         7.68%     $ 233,891        1.12%           1.12%             0.88%             0.88%            88%
9/30/98                       (13.68)       205,634        1.14            1.20              0.89              0.83             71
12/27/96 1 through 9/30/97     29.11        106,886        1.15 2          1.19 2            1.33 2            1.29 2           36
SERVICE CLASS
9/30/99                         7.29%     $  40,852        1.42%           1.42%             0.58%             0.58%            88%
9/30/98                       (13.94)        28,879        1.44            1.50              0.60              0.54             71
12/27/96 1 through 9/30/97     28.81         22,757        1.44 2          1.48 2            0.98 2            0.94 2           36
INVESTOR A CLASS
9/30/99                         7.14%3    $   4,328        1.59%           1.60%             0.41%             0.41%            88%
9/30/98                       (14.06)3        3,983        1.61            1.67              0.41              0.35             71
12/27/96 1 through 9/30/97     28.51 3        2,315        1.61 2          1.64 2            0.77 2            0.73 2           36
INVESTOR B CLASS
9/30/99                         6.33%4    $   5,147        2.34%           2.34%            (0.34)%           (0.34)%           88%
9/30/98                       (14.66)4        6,375        2.35            2.41             (0.33)            (0.39)            71
12/27/96 1 through 9/30/97     28.23 4        2,911        2.32 2          2.36 2            0.04 2            0.02             36
INVESTOR C CLASS
9/30/99                         6.33%4    $     420        2.34%           2.34%            (0.34)%           (0.34)%           88%
9/30/98                       (14.66)4          259        2.33            2.39             (0.28)            (0.34)            71
12/27/96 1 through 9/30/97     28.23 4           21        2.33 2          2.37 2            0.13 2            0.09 2           36

---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
9/30/99                        71.94%     $ 361,901        1.11%           1.12%            (0.48)%           (0.49)%          318%
9/30/98                        (8.05)       220,903        1.14            1.20             (0.37)            (0.43)           204
12/27/96 1 through 9/30/97     22.00        107,709        1.13 2          1.17 2           (0.16)2           (0.20)2           64
SERVICE CLASS
9/30/99                        71.43%     $  46,639        1.41%           1.42%            (0.78)%           (0.79)%          318%
9/30/98                        (8.32)        28,601        1.44            1.50             (0.68)            (0.74)           204
12/27/96 1 through 9/30/97     21.70         22,984        1.44 2          1.48 2           (0.54)2           (0.58)2           64
INVESTOR A CLASS
9/30/99                        71.05%3    $  12,795        1.58%           1.59%            (0.95)%           (0.96)%          318%
9/30/98                        (8.42)3        4,090        1.61            1.67             (0.85)            (0.91)           204
12/27/96 1 through 9/30/97     21.40 3        2,650        1.59 2          1.63 2           (0.73)2           (0.77)2           64
INVESTOR B CLASS
9/30/99                        69.91%4    $  12,698        2.33%           2.34%            (1.70)%           (1.71)%          318%
9/30/98                        (9.19)4        4,088        2.35            2.41             (1.60)            (1.66)           204
12/27/96 1 through 9/30/97     21.10 4        2,691        2.32 2          2.36 2           (1.50)2           (1.54)2           64
INVESTOR C CLASS
9/30/99                        69.91%4     $  1,770        2.33%           2.34%            (1.70)%           (1.71)%          318%
9/30/98                        (9.19)4          230        2.34            2.40             (1.56)            (1.62)           204
12/27/96 1 through 9/30/97     21.10 4           85        2.35 2          2.39 2           (1.49)2           (1.53)2           64

----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/99                         5.22%     $ 519,388        0.86%           0.86%             0.88%             0.88%            48%
9/30/98                       (17.03)       527,374        0.87            0.88              0.79              0.78             45
9/30/97                        47.36        309,899        0.87            0.88              1.09              1.08             66
9/30/96                        12.64        214,828        0.85            0.86              0.68              0.67             50
9/30/95                        17.43        168,334        0.75            0.84              0.44              0.35             31
SERVICE CLASS
9/30/99                         4.88%     $  66,728        1.16%           1.16%             0.58%             0.58%            48%
9/30/98                       (17.33)        77,893        1.17            1.18              0.44              0.43             45
9/30/97                        46.95        122,431        1.17            1.18              0.79              0.78             66
9/30/96                        12.30         80,981        1.15            1.16              0.38              0.37             50
9/30/95                        17.17         61,313        1.02            1.12              0.16              0.07             31


See accompanying notes to financial statements.

64-65

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period

                               NET                  NET GAIN                                                 DISTRIBUTIONS   NET
                              ASSET                (LOSS) ON      DISTRIBUTIONS  DISTRIBUTIONS                  FROM NET    ASSET
                              VALUE      NET       INVESTMENTS      FROM NET     IN EXCESS OF   DISTRIBUTIONS   REALIZED    VALUE
                            BEGINNING INVESTMENT (BOTH REALIZED    INVESTMENT    NET INVESTMENT      FROM       CAPITAL     END OF
                            OF PERIOD  INCOME    AND UNREALIZED)     INCOME          INCOME         CAPITAL       GAINS     PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/99                      $14.88    $ 0.03       $ 0.69           $(0.07)       $(0.15)          $   --       $(0.67)    $14.71
9/30/98                       20.20      0.06        (3.20)           (0.06)           --               --        (2.12)     14.88
9/30/97                       15.97      0.10         6.40            (0.10)           --               --        (2.17)     20.20
9/30/96                       15.14      0.03         1.69            (0.02)           --               --        (0.87)     15.97
9/30/95                       13.58        --         2.17               --            --               --        (0.61)     15.14
INVESTOR B CLASS
9/30/99                      $14.53    $(0.06)      $ 0.66           $   --        $(0.15)          $   --       $(0.67)    $14.31
9/30/98                       19.86     (0.02)       (3.19)              --            --               --        (2.12)     14.53
9/30/97                       15.80      0.08         6.19            (0.04)           --               --        (2.17)     19.86
9/30/96                       15.06     (0.04)        1.65               --            --               --        (0.87)     15.80
10/3/94 1 through 9/30/95     13.51     (0.05)        2.21               --            --               --        (0.61)     15.06
INVESTOR C CLASS
9/30/99                      $14.53    $(0.01)      $ 0.61           $   --        $(0.15)          $   --       $(0.67)    $14.31
9/30/98                       19.86     (0.04)       (3.17)              --            --               --        (2.12)     14.53
10/1/96 1 through 9/30/97     15.76      0.02         6.29            (0.04)           --               --        (2.17)     19.86

-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/99                      $17.50    $(0.06)      $ 7.94           $   --        $   --           $   --       $   --     $25.38
9/30/98                       23.62        --        (4.98)              --            --            (0.02)       (1.12)     17.50
9/30/97                       21.94      0.02         3.18            (0.03)           --               --        (1.49)     23.62
9/30/96                       15.06     (0.01)        6.91            (0.02)           --               --           --      21.94
9/30/95                       10.16      0.02         4.90            (0.02)           --               --           --      15.06
SERVICE CLASS
9/30/99                      $17.24    $(0.13)      $ 7.82           $   --        $   --           $   --       $   --     $24.93
9/30/98                       23.43     (0.14)       (4.91)              --            --            (0.02)       (1.12)     17.24
9/30/97                       21.80     (0.03)        3.15               --            --               --        (1.49)     23.43
9/30/96                       15.02     (0.06)        6.84               --            --               --           --      21.80
9/30/95                       10.14     (0.01)        4.89               --            --               --           --      15.02
INVESTOR A CLASS
9/30/99                      $17.12    $(0.13)      $ 7.74           $   --        $   --           $   --       $   --     $24.73
9/30/98                       23.25     (0.11)       (4.88)              --            --            (0.02)       (1.12)     17.12
9/30/97                       21.69     (0.04)        3.09               --            --               --        (1.49)     23.25
9/30/96                       14.98     (0.06)        6.77               --            --               --           --      21.69
9/30/95                       10.12     (0.02)        4.88               --            --               --           --      14.98
INVESTOR B CLASS
9/30/99                      $16.73    $(0.33)      $ 7.57           $   --        $   --           $   --       $   --     $23.97
9/30/98                       22.89     (0.22)       (4.80)              --            --            (0.02)       (1.12)     16.73
9/30/97                       21.53     (0.07)        2.92               --            --               --        (1.49)     22.89
1/18/96 1 through 9/30/96     14.87     (0.07)        6.73               --            --               --           --      21.53
INVESTOR C CLASS
9/30/99                      $16.73    $(0.35)      $ 7.59           $   --        $   --           $   --       $   --     $23.97
9/30/98                       22.89     (0.26)       (4.76)              --            --            (0.02)       (1.12)     16.73
9/30/97                       21.53     (0.11)        2.96               --            --               --        (1.49)     22.89
9/6/96 1 through 9/30/96      19.66     (0.01)        1.88               --            --               --           --      21.53

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
9/30/99                      $ 9.38    $(0.06)      $15.41           $   --        $   --           $   --       $   --     $24.73
5/01/98 1 through 9/30/98     10.00     (0.01)       (0.61)              --            --               --           --       9.38
SERVICE CLASS
9/30/99                      $ 9.38    $(0.07)      $15.33           $   --        $   --           $   --       $   --     $24.64
5/01/98 1 through 9/30/98     10.00     (0.02)       (0.60)              --            --               --           --       9.38
INVESTOR A CLASS
9/30/99                      $ 9.38    $(0.11)      $15.33           $   --        $   --           $   --       $   --     $24.60
5/01/98 1 through 9/30/98     10.00     (0.02)       (0.60)              --            --               --           --       9.38
INVESTOR B CLASS
9/30/99                      $ 9.36    $(0.18)      $15.20           $   --        $   --           $   --       $   --     $24.38
5/01/98 1 through 9/30/98     10.00     (0.04)       (0.60)              --            --               --           --       9.36




                                                                                                          RATIO OF NET
                                            NET                   RATIO OF EXPENSES                     INVESTMENT INCOME
                                          ASSETS      RATIO OF       TO AVERAGE        RATIO OF NET        TO AVERAGE
                                          END OF     EXPENSES TO     NET ASSETS      INVESTMENT INCOME     NET ASSETS      PORTFOLIO
                               TOTAL      PERIOD     AVERAGE NET      (EXCLUDING       TO AVERAGE NET       (EXCLUDING      TURNOVER
                              RETURN       (000)        ASSETS         WAIVERS)            ASSETS            WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/99                       4.71%3   $   31,843       1.30%           1.30%                0.44%             0.44%           48%
9/30/98                     (17.43)3       34,286       1.32            1.33                 0.32              0.31            45
9/30/97                      46.85 3       34,031       1.34            1.35                 0.63              0.62            66
9/30/96                      12.06 3       24,605       1.32            1.33                 0.20              0.19            50
9/30/95                      16.96 3       21,563       1.18            1.28                  0.0             (0.09)           31
INVESTOR B CLASS
9/30/99                       3.93%4   $   19,000       2.08%           2.08%               (0.34)%           (0.34)%          48%
9/30/98                     (18.08)4       20,717       2.08            2.09                (0.43)            (0.44)           45
9/30/97                      45.67 4       11,001       2.07            2.08                (0.15)            (0.16)           66
9/30/96                      11.34 4        2,357       2.04            2.05                (0.50)            (0.51)           50
10/3/94 1 through 9/30/95    16.95 4        1,477       1.80 2          1.89 2              (0.61)2           (0.70)2          31
INVESTOR C CLASS
9/30/99                       3.93%4   $    9,162       2.08%           2.08%               (0.34)%           (0.34)%          48%
9/30/98                     (18.08)4        5,491       2.08            2.09                (0.42)            (0.43)           45
10/1/96 1 through 9/30/97    46.04 4        2,109       2.04 2          2.05 2              (0.18)2           (0.19)2          66

-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/99                      44.95%    $1,426,124       0.82%           0.82%               (0.25)%           (0.25)%         176%
9/30/98                     (21.93)     1,022,404       0.87            0.87                (0.13)            (0.13)          159
9/30/97                      15.89        495,904       0.87            0.87                 0.01              0.01            82
9/30/96                      45.87        299,563       0.86            0.88                (0.07)            (0.09)           89
9/30/95                      48.50        145,915       0.75            0.88                 0.22              0.09            74
SERVICE CLASS
9/30/99                      44.52%    $  170,900       1.12%           1.12%               (0.55)%           (0.55)%         176%
9/30/98                     (22.40)       141,470       1.17            1.17                (0.46)            (0.46)          159
9/30/97                      15.54        225,089       1.17            1.17                (0.29)            (0.29)           82
9/30/96                      45.14        158,901       1.16            1.18                (0.38)            (0.40)           89
9/30/95                      48.13         62,604       1.03            1.16                (0.07)            (0.20)           74
INVESTOR A CLASS
9/30/99                      44.37%3   $   79,478       1.23%           1.23%               (0.66)%           (0.66)%         176%
9/30/98                     (22.31)3       48,190       1.32            1.32                (0.61)            (0.61)          159
9/30/97                      15.28 3       57,323       1.34            1.34                (0.46)            (0.46)           82
9/30/96                      44.79 3       27,954       1.33            1.35                (0.55)            (0.57)           89
9/30/95                      48.02 3        7,348       1.20            1.33                (0.24)            (0.36)           74
INVESTOR B CLASS
9/30/99                      43.28%4    $  44,109       2.00%           2.00%               (1.43)%           (1.43)%         176%
9/30/98                     (22.89)4       38,485       2.07            2.07                (1.36)            (1.36           159
9/30/97                      14.47 4       40,270       2.07            2.07                (1.23)            (1.23)           82
1/18/96 1 through 9/30/96    38.27 4        6,520       2.06 2          2.08 2              (1.34)2           (1.36)2          89
INVESTOR C CLASS
9/30/99                      43.28%4    $  13,541       2.05%           2.05%               (1.48)%           (1.48)%         176%
9/30/98                     (22.89)4       11,931       2.09            2.09                (1.38)            (1.38)          159
9/30/97                      14.47 4       14,106       2.07            2.07                (1.25)            (1.25)           82
9/6/96 1 through 9/30/96      9.51 4          329       1.74 2          1.76 2              (0.93)2           (0.95)2          89

--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
9/30/99                     163.37%    $   28,106       1.43%           1.65%               (0.72)%           (0.94)%         346%
5/01/98 1 through 9/30/98    (6.10)         1,302       1.40 2          2.73 2              (0.33)2           (1.66)2         119
SERVICE CLASS
9/30/99                     162.41%    $      690       1.73%           1.92%               (1.00)%           (1.19)%         346%
5/01/98 1 through 9/30/98    (6.10)            69       1.68 2          3.01 2              (0.61)2           (1.94)2         119
INVESTOR A CLASS
9/30/99                     162.26%3   $   45,429       1.90%           2.23%               (1.17)%           (1.50)%         346%
5/01/98 1 through 9/30/98    (6.20)3        6,100       1.84 2          3.17 2              (0.70)2           (2.03)2         119
INVESTOR B CLASS
9/30/99                     160.19%4   $   53,476       2.65%           3.01%               (1.91)%           (2.27)%         346%
5/01/98 1 through 9/30/98    (6.30)4        8,560       2.55 2          3.88 2              (1.44)2           (2.77)2         119


See accompanying notes to financial statements.

66-67

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period

                               NET                   NET GAIN                                 DISTRIBUTIONS    NET
                              ASSET                 (LOSS) ON    DISTRIBUTIONS                  FROM NET     ASSET
                              VALUE       NET       INVESTMENTS     FROM NET   DISTRIBUTIONS    REALIZED     VALUE
                            BEGINNING INVESTMENT  (BOTH REALIZED   INVESTMENT      FROM         CAPITAL      END OF
                            OF PERIOD   INCOME    AND UNREALIZED)    INCOME       CAPITAL        GAINS       PERIOD
------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/99                       $ 9.36    $(0.16)       $15.18          $   --      $   --           $   --    $24.38
5/01/98 1 through 9/30/98      10.00     (0.04)        (0.60)             --          --               --      9.36

--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/99                       $13.23    $ 0.07        $ 3.57          $(0.13)     $   --           $(0.80)   $15.94
9/30/98                        14.65      0.27         (1.29)          (0.20)         --            (0.20)    13.23
9/30/97                        13.43      0.14          1.77           (0.28)         --            (0.41)    14.65
9/30/96                        13.27      0.17          0.84           (0.18)         --            (0.67)    13.43
9/30/95                        13.44      0.17          0.13           (0.11)         --            (0.36)    13.27
SERVICE CLASS
9/30/99                       $13.15    $(0.02)       $ 3.59          $(0.08)     $   --           $(0.80)   $15.84
9/30/98                        14.58      0.02         (1.09)          (0.16)         --            (0.20)    13.15
9/30/97                        13.37      0.10          1.76           (0.24)         --            (0.41)    14.58
9/30/96                        13.24      0.19          0.78           (0.17)         --            (0.67)    13.37
9/30/95                        13.41      0.11          0.16           (0.08)         --            (0.36)    13.24
INVESTOR A CLASS
9/30/99                       $13.14    $(0.05)       $ 3.58          $(0.08)     $   --           $(0.80)   $15.79
9/30/98                        14.57      0.10         (1.20)          (0.13)         --            (0.20)    13.14
9/30/97                        13.36      0.07          1.77           (0.22)         --            (0.41)    14.57
9/30/96                        13.24      0.14          0.81           (0.16)         --            (0.67)    13.36
9/30/95                        13.40      0.11          0.13           (0.04)         --            (0.36)    13.24
INVESTOR B CLASS
9/30/99                       $12.94    $(0.10)       $ 3.51          $   --      $   --           $(0.80)   $15.55
9/30/98                        14.38     (0.01)        (1.16)          (0.07)         --            (0.20)    12.94
9/30/97                        13.23      0.07          1.66           (0.17)         --            (0.41)    14.38
9/30/96                        13.20      0.08          0.77           (0.15)         --            (0.67)    13.23
10/3/94 1 through 9/30/95      13.35      0.05          0.16              --          --            (0.36)    13.20
INVESTOR C CLASS
9/30/99                       $12.94    $(0.02)       $ 3.43          $   --      $   --           $(0.80)   $15.55
9/30/98                        14.38        --         (1.17)          (0.07)         --            (0.20)    12.94
12/5/96 1 through 9/30/97      13.21      0.15          1.19           (0.17)         --               --     14.38

------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/30/99                       $ 9.56    $ 0.03        $ 4.44          $(0.02)     $   --           $(1.11)   $12.90
9/30/98                         9.94      0.07         (0.40)          (0.05)         --               --      9.56
9/26/97 1 through 9/30/97      10.00        --         (0.06)             --          --               --      9.94
SERVICE CLASS
9/30/99                       $ 9.56    $ 0.02        $ 4.39          $(0.02)     $   --           $(1.11)   $12.84
9/30/98                         9.94      0.02         (0.35)          (0.05)         --               --      9.56
9/26/97 1 through 9/30/97      10.00        --         (0.06)             --          --               --      9.94
INVESTOR A CLASS
9/30/99                       $ 9.54    $(0.01)        $4.42          $   --      $   --           $(1.11)   $12.84
9/30/98                         9.94      0.02         (0.39)          (0.03)         --               --      9.54
9/26/97 1 through 9/30/97      10.00        --         (0.06)             --          --               --      9.94
INVESTOR B CLASS
9/30/99                       $ 9.48    $(0.10)       $ 4.51          $   --      $   --           $(1.11)   $12.78
9/30/98                         9.94     (0.05)        (0.39)          (0.02)         --               --      9.48
9/26/97 1 through 9/30/97      10.00        --         (0.06)             --          --               --      9.94
INVESTOR C CLASS
9/30/99                       $ 9.48    $(0.03)       $ 4.44          $   --      $   --           $(1.11)   $12.78
9/30/98                         9.94     (0.04)        (0.40)          (0.02)         --               --      9.48
9/26/97 1 through 9/30/97      10.00        --         (0.06)             --          --               --      9.94

------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
9/30/99                       $ 4.42    $ 0.06        $ 1.66          $(0.05)     $   --           $   --    $ 6.09
9/30/98                         9.69      0.06         (5.19)             --          --            (0.14)     4.42
9/30/97                         8.76      0.03          0.95           (0.05)         --               --      9.69
9/30/96                         8.19      0.08          0.50              --          --            (0.01)     8.76
9/30/95                        10.56      0.08         (2.15)          (0.10)      (0.01)           (0.19)     8.19



                                                                                                           RATIO OF NET
                                                NET                 RATIO OF EXPENSES                    INVESTMENT INCOME
                                              ASSETS      RATIO OF     TO AVERAGE        RATIO OF NET       TO AVERAGE
                                              END OF     EXPENSES TO   NET ASSETS      INVESTMENT INCOME    NET ASSETS     PORTFOLIO
                                  TOTAL       PERIOD    AVERAGE NET    (EXCLUDING       TO AVERAGE NET      (EXCLUDING      TURNOVER
                                 RETURN       (000)        ASSETS       WAIVERS)            ASSETS            WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
9/30/99                          160.19%4   $   19,993      2.63%         2.93%            (1.91)%            (2.21)%          346%
5/01/98 1 through 9/30/98         (6.30)4        1,809      2.53 2        3.86 2           (1.45)2            (2.78)2          119

--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/99                           28.59%    $1,116,766      1.04%         1.04%             0.55%              0.55%            62%
9/30/98                           (7.03)     1,012,132      1.06          1.11              1.00               0.95             57
9/30/97                           14.88        433,135      1.06          1.16              0.94               0.84             62
9/30/96                            8.01        388,588      1.06          1.17              0.90               0.79             70
9/30/95                            2.46        312,588      0.97          1.14              1.42               1.24            105
SERVICE CLASS
9/30/99                           28.14%    $  118,323      1.34%         1.34%             0.21%              0.21%            62%
9/30/98                           (7.34)       143,526      1.36          1.41              0.49               0.44             57
9/30/97                           14.52        199,939      1.36          1.46              0.42               0.32             62
9/30/96                            7.71        161,321      1.36          1.47              0.71               0.60             70
9/30/95                            2.19        106,045      1.25          1.42              1.16               0.98            105
INVESTOR A CLASS
9/30/99                           27.82%3   $   33,106      1.48%         1.48%             0.23%              0.23%            62%
9/30/98                           (7.56)3       26,637      1.52          1.57              0.31               0.26             57
9/30/97                           14.36 3       22,335      1.53          1.63              0.50               0.40             62
9/30/96                            7.58 3       19,842      1.53          1.64              0.45               0.34             70
9/30/95                            2.00 3       17,721      1.40          1.58              0.97               0.80            105
INVESTOR B CLASS
9/30/99                           26.98%4   $    7,822      2.26%         2.26%            (0.66)%            (0.66)%           62%
9/30/98                           (8.19)4        6,509      2.28          2.33             (0.38)             (0.43)            57
9/30/97                           13.63 4        5,850      2.27          2.37             (0.22)             (0.32)            62
9/30/96                            6.81 4        2,692      2.23          2.34             (0.18)             (0.29)            70
10/3/94 1 through 9/30/95          1.77 4        1,071      2.06 2        2.23 2            0.59 2             0.41 2          105
INVESTOR C CLASS
9/30/99                           26.98%4   $    1,018      2.26%         2.26%            (0.27)%            (0.27)%           62%
9/30/98                           (8.19)4          294      2.27          2.32             (0.31)             (0.36)            57
12/5/96 1 through 9/30/97         10.33 4          155      2.28 2        2.38 2           (0.48)2            (0.58)2           62

------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/30/99                           51.88%    $   23,814      1.33%         2.00%             0.19%             (0.48)%          224%
9/30/98                           (3.57)        16,233      1.32          2.17              0.65              (0.20)            76
9/26/97 1 through 9/30/97         (0.30)        15,415      1.33 2        1.55 2            1.42 2             1.19 2            0
SERVICE CLASS
9/30/99                           51.14%    $       --      1.63%         2.30%            (0.11)%            (0.78)%          224%
9/30/98                           (3.62)             5      1.62          2.47              0.28              (0.57)            76
9/26/97 1 through 9/30/97         (0.30)            10      1.63 2        1.86 2            1.42 2             1.19 2            0
INVESTOR A CLASS
9/30/99                           50.71%3   $    1,092      1.80%         2.47%            (0.23)%            (0.90)%          224%
9/30/98                           (3.98)3          849      1.78          2.63              0.20              (0.65)            76
9/26/97 1 through 9/30/97         (0.30)3          326      1.30 2        1.52 2            1.44 2             1.22 2            0
INVESTOR B CLASS
9/30/99                           49.83%4   $    2,208      2.55%         3.22%            (0.99)%            (1.66)%          224%
9/30/98                           (4.73)4        1,725      2.53          3.38             (0.54)             (1.39)            76
9/26/97 1 through 9/30/97         (0.30)4          711      1.30 2        1.52 2            1.58 2             1.35 2            0
INVESTOR C CLASS
9/30/99                           49.83%4   $    1,019      2.55%         3.22%            (0.99)%            (1.66)%          224%
9/30/98                           (4.73)4          423      2.53          3.38             (0.54)             (1.39)            76
9/26/97 1 through 9/30/97         (0.30)4          182      1.30 2        1.52 2            1.44 2             1.22 2            0

------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
9/30/99                           39.10%    $   65,701      1.73%         1.73%             0.85%              0.85%           117%
9/30/98                          (53.59)        63,649      1.76          1.86              0.95               0.85             37
9/30/97                           11.16        116,107      1.78          1.87              0.37               0.27             33
9/30/96                            6.97         68,664      1.78          1.88              0.96               0.87             44
9/30/95                          (19.72)        29,319      1.78          2.02              1.90               1.66             75


See accompanying notes to financial statements.

68-69

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                               NET                 NET GAIN                                 DISTRIBUTIONS    NET
                              ASSET                (LOSS) ON    DISTRIBUTIONS                  FROM NET     ASSET
                              VALUE      NET      INVESTMENTS     FROM NET    DISTRIBUTIONS    REALIZED     VALUE
                            BEGINNING INVESTMENT (BOTH REALIZED   INVESTMENT     FROM           CAPITAL     END OF
                            OF PERIOD   INCOME   AND UNREALIZED)    INCOME      CAPITAL          GAINS      PERIOD
-------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/99                       $ 4.39    $ 0.04      $ 1.65          $   --       $   --         $   --      $ 6.08
9/30/98                         9.63      0.06       (5.16)             --           --          (0.14)       4.39
9/30/97                         8.72      0.01        0.93           (0.03)          --             --        9.63
9/30/96                         8.18      0.04        0.51              --           --          (0.01)       8.72
9/30/95                        10.55      0.06       (2.15)          (0.08)       (0.01)         (0.19)       8.18
INVESTOR A CLASS
9/30/99                       $ 4.36    $ 0.03      $ 1.65          $   --       $   --         $   --      $ 6.04
9/30/98                         9.60      0.03       (5.13)             --           --          (0.14)       4.36
9/30/97                         8.71     (0.06)       0.98           (0.03)          --             --        9.60
9/30/96                         8.18      0.02        0.52              --           --          (0.01)       8.71
9/30/95                        10.54      0.03       (2.14)          (0.05)       (0.01)         (0.19)       8.18
INVESTOR B CLASS
9/30/99                       $ 4.30    $(0.01)     $ 1.62          $   --       $   --         $   --      $ 5.91
9/30/98                         9.54     (0.03)      (5.07)             --           --          (0.14)       4.30
9/30/97                         8.69     (0.04)       0.89              --           --             --        9.54
4/25/96 1 through 9/30/96       8.85     --          (0.16)             --           --             --        8.69
INVESTOR C CLASS
9/30/99                       $ 4.30    $(0.05)     $ 1.66          $   --       $   --         $   --      $ 5.91
9/30/98                         9.54     (0.02)      (5.08)             --           --          (0.14)       4.30
3/21/97 1 through 9/30/97       9.70     (0.01)      (0.15)             --           --             --        9.54

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/99                       $17.01    $ 0.14      $ 4.36          $(0.13)      $   --         $(0.61)     $20.77
9/30/98                        17.51      0.16        0.49           (0.15)          --          (1.00)      17.01
9/30/97                        13.57      0.19        5.15           (0.19)          --          (1.21)      17.51
9/30/96                        11.88      0.21        2.08           (0.21)          --          (0.39)      13.57
9/30/95                         9.92      0.22        2.08           (0.22)          --          (0.12)      11.88
SERVICE CLASS
9/30/99                       $17.00    $ 0.07      $ 4.37          $(0.07)      $   --         $(0.61)     $20.76
9/30/98                        17.50      0.12        0.48           (0.10)          --          (1.00)      17.00
9/30/97                        13.56      0.11        5.18           (0.14)          --          (1.21)      17.50
9/30/96                        11.88      0.17        2.07           (0.17)          --          (0.39)      13.56
9/30/95                         9.92      0.22        2.05           (0.19)          --          (0.12)      11.88
INVESTOR A CLASS
9/30/99                       $17.00    $ 0.05      $ 4.36          $(0.05)      $   --         $(0.61)     $20.75
9/30/98                        17.50      0.08        0.50           (0.08)          --          (1.00)      17.00
9/30/97                        13.56      0.11        5.16           (0.12)          --          (1.21)      17.50
9/30/96                        11.88      0.15        2.07           (0.15)          --          (0.39)      13.56
9/30/95                         9.92      0.20        2.06           (0.18)          --          (0.12)      11.88
INVESTOR B CLASS
9/30/99                       $16.85    $(0.10)     $ 4.30          $   --       $   --         $(0.61)     $20.44
9/30/98                        17.40     (0.03)       0.48              --           --          (1.00)      16.85
9/30/97                        13.54      0.05        5.07           (0.05)          --          (1.21)      17.40
3/27/96 1 through 9/30/96      12.83      0.04        0.73           (0.06)          --          --          13.54
INVESTOR C CLASS
9/30/99                       $16.85    $(0.08)     $ 4.28          $   --       $   --         $(0.61)     $20.44
9/30/98                        17.40     (0.02)       0.47              --           --          (1.00)      16.85
9/30/97                        13.54      0.04        5.08           (0.05)          --          (1.21)      17.40
9/27/96 1 through 9/30/96      13.52        --        0.02              --           --             --       13.54

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/99                       $19.65    $ 0.27      $ 5.10          $(0.27)      $   --         $(0.06)     $24.69
9/30/98                        18.32      0.24        1.39           (0.26)          --          (0.04)      19.65
9/30/97                        13.97      0.04        5.02           (0.03)          --          (0.68)      18.32
9/30/96                        13.58      0.30        2.13           (0.34)          --          (1.70)      13.97
9/30/95                        10.93      0.38        2.73           (0.34)          --          (0.12)      13.58
SERVICE CLASS
9/30/99                       $19.64    $ 0.19      $ 5.10          $(0.20)      $   --         $(0.06)     $24.67
9/30/98                        18.32      0.22        1.34           (0.20)          --          (0.04)      19.64
9/30/97                        13.97      0.23        5.01           (0.21)          --          (0.68)      18.32
9/30/96                        13.58      0.29        2.10           (0.30)          --          (1.70)      13.97
9/30/95                        10.93      0.35        2.73           (0.31)          --          (0.12)      13.58

                                                                                                          RATIO OF NET
                                       NET                      RATIO OF EXPENSES                      INVESTMENT INCOME
                                     ASSETS     RATIO OF           TO AVERAGE           RATIO OF NET      TO AVERAGE
                                     END OF    EXPENSES TO         NET ASSETS         INVESTMENT INCOME   NET ASSETS      PORTFOLIO
                          TOTAL      PERIOD    AVERAGE NET         (EXCLUDING          TO AVERAGE NET     (EXCLUDING      TURNOVER
                         RETURN      (000)        ASSETS             WAIVERS)               ASSETS          WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
9/30/99                   38.50%   $   15,531     2.03%                2.03%                0.61%              0.61%          117%
9/30/98                  (53.62)       26,566     2.06                 2.16                 0.71               0.61            37
9/30/97                   10.74        66,064     2.08                 2.17                 0.09              (0.01)           33
9/30/96                    6.61        37,987     2.08                 2.18                 0.70               0.60            44
9/30/95                  (19.91)       15,020     2.06                 2.30                 1.72               1.48            75
INVESTOR A CLASS
9/30/99                   38.53%3  $    2,052     2.20%                2.20%                0.37%              0.37%          117%
9/30/98                  (53.79)3       1,835     2.24                 2.34                 0.46               0.36            37
9/30/97                   10.51 3       4,454     2.25                 2.34                (0.08)             (0.18)           33
9/30/96                    6.49 3       2,996     2.25                 2.35                 0.45               0.35            44
9/30/95                  (20.12)3       2,563     2.20                 2.44                 1.54               1.30            75
INVESTOR B CLASS
9/30/99                   37.67%4  $      807     2.95%                2.95%               (0.37)%            (0.37)%         117%
9/30/98                  (54.13)4         733     2.98                 3.08                (0.30)             (0.40)           37
9/30/97                    9.78 4       1,836     2.98                 3.07                (0.80)             (0.90)           33
4/25/96 1 through 9/30/96 (1.81)4         216     2.90 2               3.00 2               0.17 2             0.07 2          44
INVESTOR C CLASS
9/30/99                   37.67%4  $       43     2.95%                2.95%               (0.37)%            (0.37)%         117%
9/30/98                  (54.13)4          25     2.98                 3.08                (0.29)             (0.39)           37
3/21/97 1 through 9/30/97 (3.08)4          88     2.58 2               2.67 2              (0.27)2            (0.37)2          33

-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/99                   26.96%   $1,443,128     0.80%                0.80%                0.67%              0.67%           22%
9/30/98                    4.07     1,286,032     0.86                 0.86                 0.93               0.93            27
9/30/97                   42.50       379,687     0.79                 0.86                 1.24               1.17            29
9/30/96                   19.84       274,434     0.74                 0.87                 1.70               1.58            55
9/30/95                   23.76       238,813     0.67                 0.85                 2.35               2.17            51
SERVICE CLASS
9/30/99                   26.61%   $  223,215     1.10%                1.10%                0.37%              0.37%           22%
9/30/98                    3.77       203,754     1.16                 1.16                 0.63               0.63            27
9/30/97                   42.12       174,418     1.09                 1.16                 0.93               0.86            29
9/30/96                   19.43       113,777     1.04                 1.17                 1.41               1.28            55
9/30/95                   23.43        83,705     0.95                 1.13                 2.10               1.91            51
INVESTOR A CLASS
9/30/99                   26.44%3  $   66,646     1.21%                1.21%                0.26%              0.26%           22%
9/30/98                    3.62 3      35,359     1.32                 1.32                 0.44               0.44            27
9/30/97                   41.95 3      18,949     1.27                 1.34                 0.75               0.68            29
9/30/96                   19.23 3       6,228     1.21                 1.34                 1.24               1.11            55
9/30/95                   23.29 3       3,808     1.12                 1.30                 1.91               1.73            51
INVESTOR B CLASS
9/30/99                   25.38%4  $   66,854     2.02%                2.02%               (0.55)%            (0.55)%          22%
9/30/98                    2.90 4      39,971     2.07                 2.07                (0.29)             (0.29)           27
9/30/97                   40.70 4      18,345     2.01                 2.08                (0.02)             (0.09)           29
3/27/96 1 through 9/30/96  6.58 4       1,196     1.92 2               2.04 2               0.59 2             0.46 2          55
INVESTOR C CLASS
9/30/99                   25.38%4  $    6,543     2.02%                2.02%               (0.55)%            (0.55)%          22%
9/30/98                    2.90 4       2,450     2.06                 2.06                (0.30)             (0.30)           27
9/30/97                   40.70 4         377     2.01                 2.08                (0.12)             (0.19)           29
9/27/96 1 through 9/30/96  0.15 4          50     0.02                 0.02                 0.02               0.02            55

------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/99                   27.36%   $  507,841     0.22%(DOUBLE DAGGER) 0.33%(DOUBLE DAGGER) 1.14%              1.04%            5%6
9/30/98                    8.91       354,215     0.18(DOUBLE DAGGER)  0.34(DOUBLE DAGGER)  1.40               1.24            97
9/30/97                   39.78       166,786     0.18(DOUBLE DAGGER)  0.38(DOUBLE DAGGER)  1.71               1.51            48
9/30/96                   19.82       127,076     0.18(DOUBLE DAGGER)  0.50(DOUBLE DAGGER)  2.29               1.98            18 5*
9/30/95                   29.30       109,433     0.17                 0.50                 2.92               2.59            18
SERVICE CLASS
9/30/99                   26.96%   $  354,283     0.56%(DOUBLE DAGGER) 0.63%(DOUBLE DAGGER) 0.80%              0.74%            5%6
9/30/98                    8.54       233,696     0.48(DOUBLE DAGGER)  0.64(DOUBLE DAGGER)  1.09               0.93            97
9/30/97                   39.58       193,319     0.48(DOUBLE DAGGER)  0.68(DOUBLE DAGGER)  1.41               1.21            48
9/30/96                   19.45       103,080     0.48(DOUBLE DAGGER)  0.80(DOUBLE DAGGER)  1.98               1.67            18 5*
9/30/95                   28.99        61,536     0.45                 0.79                 2.62               2.28            18


See accompanying notes to financial statements.

70-71

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout each Period


                                NET                  NET GAIN                                   DISTRIBUTIONS   NET
                               ASSET                (LOSS) ON      DISTRIBUTIONS                  FROM NET     ASSET
                               VALUE       NET      INVESTMENTS      FROM NET     DISTRIBUTIONS    REALIZED    VALUE
                             BEGINNING  INVESTMENT (BOTH REALIZED    INVESTMENT       FROM         CAPITAL     END OF
                             OF PERIOD   INCOME    AND UNREALIZED)     INCOME        CAPITAL        GAINS      PERIOD
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/99                       $19.64     $ 0.17       $ 5.10          $(0.19)         $--          $(0.06)     $24.66
9/30/98                        18.32       0.18         1.35           (0.17)          --           (0.04)      19.64
9/30/97                        13.96       0.21         5.02           (0.19)          --           (0.68)      18.32
9/30/96                        13.58       0.27         2.09           (0.28)          --           (1.70)      13.96
9/30/95                        10.93       0.34         2.73           (0.30)          --           (0.12)      13.58
INVESTOR B CLASS
9/30/99                       $19.52     $(0.02)      $ 5.05          $(0.05)         $--          $(0.06)     $24.44
9/30/98                        18.22       0.05         1.34           (0.05)          --           (0.04)      19.52
9/30/97                        13.93       0.13         4.94           (0.10)          --           (0.68)      18.22
2/7/96 1 through 9/30/96       13.20       0.08         0.77           (0.12)          --              --       13.93
INVESTOR C CLASS
9/30/99                       $19.52     $   --       $ 5.03          $(0.05)         $--          $(0.06)     $24.44
9/30/98                        18.22       0.05         1.34           (0.05)          --           (0.04)      19.52
9/30/97                        13.93       0.13         4.94           (0.10)          --           (0.68)      18.22
8/14/96 1 through 9/30/96      13.47       0.02         0.50           (0.06)          --              --       13.93

--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/99                       $18.35     $ 0.49       $ 2.18          $(0.48)         $--          $(0.79)     $19.75
9/30/98                        18.22       0.38         1.43           (0.43)          --           (1.25)      18.35
9/30/97                        15.10       0.52         3.62           (0.50)          --           (0.52)      18.22
9/30/96                        13.73       0.46         1.49           (0.45)          --           (0.13)      15.10
9/30/95                        11.98       0.46         1.90           (0.47)          --           (0.14)      13.73
SERVICE CLASS
9/30/99                       $18.34     $ 0.42       $ 2.18          $(0.42)         $--          $(0.79)     $19.73
9/30/98                        18.21       0.42         1.34           (0.38)          --           (1.25)      18.34
9/30/97                        15.09       0.45         3.64           (0.45)          --           (0.52)      18.21
9/30/96                        13.72       0.42         1.49           (0.41)          --           (0.13)      15.09
9/30/95                        11.98       0.44         1.88           (0.44)          --           (0.14)      13.72
INVESTOR A CLASS
9/30/99                       $18.33     $ 0.41       $ 2.18          $(0.41)         $--          $(0.79)     $19.72
9/30/98                        18.22       0.39         1.33           (0.36)          --           (1.25)      18.33
9/30/97                        15.10       0.39         3.68           (0.43)          --           (0.52)      18.22
9/30/96                        13.73       0.40         1.49           (0.39)          --           (0.13)      15.10
9/30/95                        11.98       0.43         1.88           (0.42)          --           (0.14)      13.73
INVESTOR B CLASS
9/30/99                       $18.22     $ 0.24       $ 2.18          $(0.26)         $--          $(0.79)     $19.59
9/30/98                        18.13       0.25         1.31           (0.22)          --           (1.25)      18.22
9/30/97                        15.04       0.31         3.61           (0.31)          --           (0.52)      18.13
9/30/96                        13.69       0.31         1.47           (0.30)          --           (0.13)      15.04
10/3/94 1 through 9/30/95      11.95       0.33         1.93           (0.38)          --           (0.14)      13.69
INVESTOR C CLASS
9/30/99                       $18.22     $ 0.23       $ 2.19          $(0.26)         $--          $(0.79)     $19.59
9/30/98                        18.13       0.24         1.32           (0.22)          --           (1.25)      18.22
12/20/96 1 through 9/30/97     15.62       0.28         2.54           (0.31)          --              --       18.13


                                                                                                            RATIO OF NET
                                         NET                         RATIO OF EXPENSES                    INVESTMENT INCOME
                                       ASSETS    RATIO OF               TO AVERAGE         RATIO OF NET      TO AVERAGE
                                       END OF   EXPENSES TO             NET ASSETS       INVESTMENT INCOME   NET ASSETS    PORTFOLIO
                           TOTAL       PERIOD  AVERAGE NET              (EXCLUDING         TO AVERAGE NET     (EXCLUDING    TURNOVER
                          RETURN        (000)     ASSETS                 WAIVERS)             ASSETS           WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
9/30/99                     26.74%3   $ 85,174    0.75%(DOUBLE DAGGER)  0.81%(DOUBLE DAGGER)   0.62%             0.56%          5%6
9/30/98                      8.37 3     42,891    0.65(DOUBLE DAGGER)   0.81(DOUBLE DAGGER)    0.92              0.76          97
9/30/97                     39.49 3     33,934    0.65(DOUBLE DAGGER)   0.85(DOUBLE DAGGER)    1.23              1.03          48
9/30/96                     19.31 3     12,752    0.65(DOUBLE DAGGER)   0.97(DOUBLE DAGGER)    1.81              1.49          18 5*
9/30/95                     28.77 3      6,501    0.61                  0.95                   2.44              2.10          18
INVESTOR B CLASS
9/30/99                     25.78%4   $302,071    1.49%(DOUBLE DAGGER)  1.55%(DOUBLE DAGGER)  (0.13)%           (0.18)%         5%6
9/30/98                      7.63 4    109,019    1.38(DOUBLE DAGGER)   1.54(DOUBLE DAGGER)    0.19              0.03          97
9/30/97                     38.31 4     38,271    1.38(DOUBLE DAGGER)   1.58(DOUBLE DAGGER)    0.45              0.25          48
2/7/96 1 through 9/30/96     6.50 4      2,904    1.38 2(DOUBLE DAGGER) 1.60 2(DOUBLE DAGGER)  0.93 2            0.71 2        18 5*
INVESTOR C CLASS
9/30/99                     25.78%4   $391,152    1.51%(DOUBLE DAGGER)  1.55%(DOUBLE DAGGER)  (0.15)%           (0.19)%         5%6
9/30/98                      7.63 4     81,529    1.38(DOUBLE DAGGER)   1.54(DOUBLE DAGGER)    0.19              0.03          97
9/30/97                     38.31 4     19,668    1.38(DOUBLE DAGGER)   1.58(DOUBLE DAGGER)    0.45              0.25          48
8/14/96 1 through 9/30/96    3.90 4        432    1.25 2(DOUBLE DAGGER) 1.43 2(DOUBLE DAGGER)  0.71 2            0.53 2        18 5*

--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/99                     14.81%    $414,057    0.86%                 0.86%                  2.44%             2.44%        122%
9/30/98                     10.82      374,899    0.90                  0.90                   2.48              2.48         134
9/30/97                     28.43       31,674    0.84                  0.89                   2.98              2.92         173
9/30/96                     14.43       37,567    0.79                  0.90                   3.16              3.06         275
9/30/95                     20.32       24,525    0.67                  0.88                   3.78              3.56         154
SERVICE CLASS
9/30/99                     14.49%    $219,018    1.16%                 1.16%                  2.14%             2.14%        122%
9/30/98                     10.43      176,557    1.20                  1.20                   2.22              2.22         134
9/30/97                     28.07      176,232    1.14                  1.20                   2.68              2.62         173
9/30/96                     14.11      134,121    1.09                  1.20                   2.87              2.76         275
9/30/95                     19.94       85,668    0.94                  1.16                   3.49              3.28         154
INVESTOR A CLASS
9/30/99                     14.40%3   $132,833    1.25%                 1.25%                  2.05%             2.05%        122%
9/30/98                     10.19 3     96,795    1.30                  1.30                   2.13              2.13         134
9/30/97                     27.93 3     87,202    1.24                  1.30                   2.58              2.52         173
9/30/96                     13.98 3     71,899    1.19                  1.30                   2.75              2.65         275
9/30/95                     19.86 3     67,892    1.07                  1.28                   3.38              3.16         154
INVESTOR B CLASS
9/30/99                     13.46%4   $ 96,253    2.07%                 2.07%                  1.23%             1.23%        122%
9/30/98                      9.40 4     46,303    2.11                  2.11                   1.30              1.30         134
9/30/97                     26.95 4     23,455    2.05                  2.11                   1.78              1.72         173
9/30/96                     13.14 4      7,333    1.98                  2.09                   1.99              1.88         275
10/3/94 1 through 9/30/95   19.38 4      3,124    1.72 2                1.94 2                 2.71 2            2.49 2       154
INVESTOR C CLASS
9/30/99                     13.46%4   $ 10,095    2.07%                 2.07%                  1.23%             1.23%        122%
9/30/98                      9.40 4        699    1.92                  1.92                   1.46              1.46         134
12/20/96 1 through 9/30/97  23.95 4         87    2.03 2                2.09 2                 1.90 2            1.84 2       173

1 Commencement of operations of share class.
2 Annualized.
3 Sales load not reflected in total return.
4 Contingent deferred sales load not reflected in total return.
5 For period 10/1/95 through 5/31/96.
6 For period 12/1/98 through 9/30/99.
7 For period 12/1/97 through 11/30/98.
8 For period 12/1/96 through 11/30/97.
* See accompanying footnotes to The DFA Investment Trust Company.
(DOUBLE DAGGER) Including expenses allocated from the U.S. Large Company Series of The DFA Investment Trust Company of 0.06% for the year ended 9/30/99, 0.06% for the year ended 9/30/98, 0.07% for the year ended 9/30/97 and 0.12% for the year ended 9/30/96.

See accompanying notes to financial statements.

72-73

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 publicly-offered portfolios, 13 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


-----------------------------------------------------------------------------------------------------------------------------------
            Portfolio                                                       Share Classes
-----------------------------------------------------------------------------------------------------------------------------------
                                    Institutional          Service           Investor A         Investor B         Investor C
-----------------------------------------------------------------------------------------------------------------------------------
                                  Contractual Actual Contractual Actual  Contractual Actual Contractual Actual Contractual Actual
                                      Fees    Fees(4)  Fees(1)   Fees(4)   Fees(2)   Fees(4)  Fees(3)   Fees(4)  Fees(3)   Fees(4)
-----------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value Equity              None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Large Cap Growth Equity             None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Equity                None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Equity               None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Equity              None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Equity             None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Micro-Cap Equity                    None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 International Equity                None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 International Small Cap Equity      None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 International Emerging Markets      None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Select Equity                       None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Index Equity                        None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Balanced                            None     None      0.30%     0.30%     0.50%    0.40%     1.15%     1.15%     1.15%    1.15%
-----------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) --  the  maximum  annual   contractual  fees  are  comprised  of  a  .10%
        distribution fee, .25% service fee and .15% shareholder processing fee.
(3) --  the  maximum  annual   contractual  fees  are  comprised  of  a  .75%
        distribution fee, .25% service fee and .15% shareholder processing fee.
(4) --  the actual fees are as of September 30, 1999.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company. The financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

                                 BLACKROCK FUNDS


     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of September 30, 1999, there were no securities valued in accordance with such procedures.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, are distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Portfolio, International Small Cap Equity Portfolio and International Emerging Markets Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II)purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Portfolios report forward foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Portfolio, International Emerging Markets Portfolio and International Small Cap Equity Portfolio enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Equity Portfolio's and International Small Cap Equity Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     There were no forward currency contracts held for the International Equity Portfolio, International Emerging Markets Portfolio and International Small Cap Equity Portfolio at September 30, 1999.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

                                 BLACKROCK FUNDS

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Balanced Portfolio may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     FUTURES TRANSACTIONS -- The Balanced Portfolio invests in financial futures contracts soley for the purposes of hedging its existing portfolio securities, or securities that the Balanced Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund invests in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. These portfolios futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Balanced Portfolio may invest in financial options contracts soley for the purpose of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio sells or purchases an option an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the year ended September 30, 1999, are summarized as follows:

                                              Balanced Portfolio
                                   ---------------------------------------
                                   Number of Contracts           Premium
                                   -------------------          ----------
          Written ................        200,000                $ 185,750
          Closed/Expired .........       (200,000)                (185,750)
                                       ----------                ---------
          Balance at 9/30/99 .....             --                $      --
                                       ==========                =========

                                 BLACKROCK FUNDS


     TBA PURCHASE COMMITMENTS -- The Balanced Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Balanced Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement date, without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at September 30, 1999, is as follows:

                                                 Market Value of Securities  Value of Collateral     Income Earned
                                                          on Loan                 Received       On Securities Loaned*
                                                 --------------------------  ------------------- ---------------------
     Large Cap Value Equity Portfolio .............       $556,777,139            $574,947,208          $369,592
     Large Cap Growth Equity Portfolio ............        340,045,333             349,314,866           158,415
     Mid-Cap Value Equity Portfolio ...............         47,462,795              49,138,279            39,282
     Mid-Cap Growth Equity Portfolio ..............        103,260,456             106,140,740           264,010
     Small Cap Value Equity Portfolio .............         20,687,579              21,743,172           118,429
     Small Cap Growth Equity Portfolio ............        145,962,839             150,857,483           907,802
     International Emerging Markets Portfolio .....          2,805,535               2,911,900            17,858
     Select Equity Portfolio ......................        418,883,109             430,877,954           244,396
     Balanced Portfolio ...........................        147,965,731             152,475,638            91,984

     *Income is included in interest income on the Statements of Operations.

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for the other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

                                 BLACKROCK FUNDS

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on their investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund is allocated pro rata at the time of such determination.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser for each of the Fund's Portfolios, except for the Index Equity Portfolio. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, International Small Cap Equity, Select Equity, and Balanced Portfolios. BlackRock International, Ltd. ("BIL"), an indirect wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the International Equity and International Emerging Markets Portfolios. BIL served as sub-adviser of the International Small Cap Equity Portfolio prior to March 29, 1999. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion, and
 .45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity -- .80% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .625% of net assets in excess of $3 billion.

     Micro-Cap Equity Portfolio -- 1.10% of the first $1 billion, 1.05% of the next $1 billion, 1.025% of the next $1 billion, and 1.00% of the net assets in excess of $3 billion.

     International Equity Portfolio -- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Small Cap Equity -- 1.00% of its first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio -- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

     For the year ended September 30, 1999, advisory fees and waivers for each Portfolio were as follows:

                                                         Gross                           Net
                                                     Advisory Fee       Waiver      Advisory Fee
                                                     -------------      --------    -------------
     Large Cap Value Equity Portfolio ..............   $13,151,862      $     --      $13,151,862
     Large Cap Growth Equity Portfolio .............     7,642,265            --        7,642,265
     Mid-Cap Value Equity Portfolio ................     2,237,589        26,832        2,210,757
     Mid-Cap Growth Equity Portfolio ...............     2,799,450        30,905        2,768,545
     Small Cap Value Equity Portfolio ..............     3,759,801            --        3,759,801
     Small Cap Growth Equity Portfolio .............     8,138,473            --        8,138,473
     Micro-Cap Equity Portfolio ....................       586,286       170,684          415,602
     International Equity Portfolio ................     9,475,007            --        9,475,007
     International Small Cap Equity Portfolio ......       213,397       143,999           69,398
     International Emerging Markets Portfolio ......     1,051,408            --        1,051,408
     Select Equity Portfolio .......................     9,743,912            --        9,743,912
     Balanced Portfolio ............................     4,600,236            --        4,600,236

     BlackRock pays BIL and BFM fees for their sub-advisory services.

                                 BLACKROCK FUNDS

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock, and BlackRock Distributors, Inc. ("BDI") act as co-administrators for
the  Fund.  For  these  services,  the  co-administrators   receive  a  combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes are charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million, and .075% of assets in excess of $1 billion.

     For the year ended September 30, 1999, administration fees and waivers for each Portfolio were as follows:

                                                              Gross                             Net
                                                         Administration                   Administration
                                                               Fee          Waiver              Fee
                                                         --------------   ----------      ---------------
     Large Cap Value Equity Portfolio ...................   $5,188,784     $      --         $5,188,784
     Large Cap Growth Equity Portfolio ..................    3,031,323            --          3,031,323
     Mid-Cap Value Equity Portfolio .....................      643,297            --            643,297
     Mid-Cap Growth Equity Portfolio ....................      803,240            --            803,240
     Small Cap Value Equity Portfolio ...................    1,539,051            --          1,539,051
     Small Cap Growth Equity Portfolio ..................    3,216,807            --          3,216,807
     Micro-Cap Equity Portfolio .........................      122,488            --            122,488
     International Equity Portfolio .....................    2,745,464            --          2,745,464
     International Small Cap Equity Portfolio ...........       49,084            --             49,084
     International Emerging Markets Portfolio ...........      193,461            --            193,461
     Select Equity Portfolio ............................    3,831,505            --          3,831,505
     Index Equity Portfolio .............................    3,028,498     1,006,052          2,022,446
     Balanced Portfolio .................................    1,865,080            --          1,865,080

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC, BlackRock and BDI may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share of classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

    Large Cap Value Equity Portfolio ............  .630%            $    --
    Large Cap Growth Equity Portfolio ...........  .650%                 --
    Mid-Cap Value Equity Portfolio ..............  .995%             26,832
    Mid-Cap Growth Equity Portfolio .............  .995%             30,905
    Small Cap Value Equity Portfolio ............  .705%                 --
    Small Cap Growth Equity Portfolio ...........  .690%                 --
    Micro-Cap Equity Portfolio .................. 1.305%            170,684
    International Equity Portfolio ..............  .900%                 --
    International Small Cap Equity Portfolio .... 1.155%            143,999
    International Emerging Markets Portfolio .... 1.565%                 --
    Select Equity Portfolio .....................  .645%                 --
    Index Equity Portfolio ......................  .150%                 --
    Balanced Portfolio ..........................  .690%                 --

                                 BLACKROCK FUNDS

     PFPC Trust Co. (formerly PNC Bank, National Association) serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan ("the Plan"), Investor Shares of the Portfolios bear the expense of payments ("distributor fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into agreements with various service organizations (including PNC Bank and its affiliates) that provide support service to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the Notes to Financial Statements for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1999, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                   Purchases          Sales
                                                 --------------   --------------
     Large Cap Value Equity Portfolio .......... $1,042,577,969   $1,298,451,704
     Large Cap Growth Equity Portfolio .........    822,751,955      947,880,517
     Mid-Cap Value Equity Portfolio ............    263,137,835      236,424,594
     Mid-Cap Growth Equity Portfolio ...........  1,005,807,470    1,031,798,327
     Small Cap Value Equity Portfolio ..........    348,153,590      396,126,470
     Small Cap Growth Equity Portfolio .........  2,439,463,761    2,465,093,071
     Micro-Cap Equity Portfolio ................    236,529,189      169,941,229
     International Equity Portfolio ............    784,244,303      985,387,122
     International Small Cap Equity Portfolio ..     44,149,054       44,448,173
     International Emerging Markets Portfolio ..     94,946,817      112,582,071
     Select Equity Portfolio ...................    405,398,580      558,670,627
     Balanced Portfolio ........................    586,037,530      499,298,831

     For the year ended September 30, 1999, purchases and sales of government securities were as follows:

                                                    Purchases          Sales
                                                   ------------     ------------
     Large Cap Growth Equity Portfolio .........   $ 20,781,133     $ 20,783,875
     Mid-Cap Value Equity Portfolio ............      9,895,778        9,897,083
     Mid-Cap Growth Equity Portfolio ...........     41,562,267       41,567,751
     International Small Cap Equity Portfolio ..      3,958,311        3,958,833
     Balanced Portfolio ........................    557,405,823      496,199,128

                                 BLACKROCK FUNDS

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                            Large Cap Value Equity Portfolio
                                               -------------------------------------------------------------
                                                   For the Year Ended               For the Year Ended
                                                         9/30/99                          9/30/98
                                               ---------------------------     -----------------------------
                                                 Shares          Value            Shares         Value
                                               ----------    -------------     ----------    ---------------
Shares sold:
     Institutional Class ..................    15,797,192    $ 270,908,716     18,761,222    $   282,706,864
     Service Class ........................     8,689,944      144,361,402     10,619,568        175,915,532
     Investor A Class .....................     2,070,872       34,190,765      1,730,946         28,559,315
     Investor B Class .....................       490,834        8,165,014        938,138         15,377,558
     Investor C Class .....................       170,569        2,828,112        143,190          2,299,944
Shares issued in conversion:
     Institutional Class ..................          --               --       73,889,741      1,302,593,623
Shares issued in reinvestment of dividends:
     Institutional Class ..................     7,165,359      111,172,052      6,443,412         97,417,675
     Service Class ........................     1,833,214       28,535,980      4,725,591         71,267,440
     Investor A Class .....................       214,367        3,334,063        406,403          6,131,693
     Investor B Class .....................       113,998        1,751,063        177,151          2,645,866
     Investor C Class .....................         3,098           47,603          3,170             47,356
Shares redeemed:
     Institutional Class ..................   (27,096,900)    (446,346,368)   (16,151,725)      (268,263,453)
     Service Class ........................   (13,089,908)    (217,123,076)   (23,401,743)      (351,888,220)
     Investor A Class .....................    (1,852,518)     (30,719,683)    (1,337,810)       (22,071,101)
     Investor B Class .....................      (497,375)      (7,973,851)      (228,008)        (3,706,721)
     Investor C Class .....................      (122,202)      (2,014,805)       (12,526)          (205,417)
                                              -----------    -------------    -----------    ---------------
Net increase (decrease) ...................    (6,109,456)   $ (98,883,013)    76,706,720    $ 1,338,827,954
                                              ===========    =============     ==========    ===============

                                                             Large Cap Growth Equity Portfolio
                                               -----------------------------------------------------------
                                                    For the Year Ended              For the Year Ended
                                                          9/30/99                        9/30/98
                                               ---------------------------     ---------------------------
                                                Shares           Value           Shares          Value
                                              -----------    -------------     ----------    -------------
Shares sold:
     Institutional Class ..................     7,591,441    $ 159,297,943     14,330,519    $ 260,139,380
     Service Class ........................     8,133,374      176,068,952      6,926,148      129,785,746
     Investor A Class .....................    10,493,707      231,148,193      1,091,586       20,579,343
     Investor B Class .....................       982,692       20,872,400        428,636        7,828,156
     Investor C Class .....................       180,547        3,877,188         53,857          990,658
Shares issued in conversion:
     Institutional Class ..................          --               --       22,346,262      431,506,319
Shares issued in reinvestment of dividends:
     Institutional Class ..................     4,074,472       74,888,799      3,914,204       62,844,198
     Service Class ........................       900,137       16,517,521      1,879,737       30,188,579
     Investor A Class .....................       163,934        2,998,353        222,895        3,575,231
     Investor B Class .....................        72,022        1,285,591         72,085        1,139,669
     Investor C Class .....................         1,245           22,223            220            3,470
Shares redeemed:
     Institutional Class ..................   (13,133,040)    (277,125,091)   (15,224,495)    (285,067,207)
     Service Class ........................    (8,323,043)    (180,973,427)   (12,301,697)    (224,687,776)
     Investor A Class .....................    (9,767,428)    (215,298,006)      (820,932)     (15,572,024)
     Investor B Class .....................      (178,864)      (3,782,688)       (92,023)      (1,661,601)
     Investor C Class .....................       (47,581)      (1,028,424)        (6,505)        (116,010)
                                              -----------    -------------    -----------    -------------
Net increase ..............................     1,143,615    $   8,769,527     22,820,497    $ 421,476,131
                                              ===========    =============    ===========    =============

                                 BLACKROCK FUNDS


                                                            Mid-Cap Value Equity Portfolio
                                              ----------------------------------------------------------
                                                   For the Year Ended           For the Year Ended
                                                         9/30/99                      9/30/98
                                              --------------------------     ---------------------------
                                               Shares             Value        Shares          Value
                                              ----------    ------------     ----------    -------------
Shares sold:
     Institutional Class ..................    5,025,132    $ 60,642,730      5,913,961    $  70,036,846
     Service Class ........................    3,698,388      44,028,470      3,778,987       47,633,329
     Investor A Class .....................      260,536       3,060,194        291,579        3,669,153
     Investor B Class .....................       81,254         975,826        418,592        5,320,029
     Investor C Class .....................       33,541         404,297         22,846          291,546
Shares issued in conversion:
     Institutional Class ..................         --              --        8,024,645      109,937,637
Shares issued in reinvestment of dividends:
     Institutional Class ..................       75,196         885,337        297,036        3,612,845
     Service Class ........................       22,942         269,252         66,916          810,801
     Investor A Class .....................        1,442          17,020          7,100           85,995
     Investor B Class .....................         --              --            8,483          103,070
     Investor C Class .....................         --              --               47              569
Shares redeemed:
     Institutional Class ..................   (3,828,227)    (44,921,360)    (3,251,101)     (40,262,805)
     Service Class ........................   (2,835,907)    (34,242,407)    (2,906,852)     (32,862,442)
     Investor A Class .....................     (255,476)     (2,993,142)      (104,472)      (1,267,749)
     Investor B Class .....................     (226,742)     (2,631,529)       (52,273)        (625,317)
     Investor C Class .....................      (20,657)       (249,363)          (100)          (1,140)
                                              ----------    ------------    -----------    -------------
Net increase ..............................    2,031,422    $ 25,245,325     12,515,394    $ 166,482,367
                                              ==========    ============    ===========    =============


                                                                 Mid-Cap Growth Equity Portfolio
                                              ----------------------------------------------------------
                                                   For the Year Ended           For the Year Ended
                                                         9/30/99                      9/30/98
                                              --------------------------     ---------------------------
                                               Shares           Value          Shares          Value
                                              ----------    ------------     ----------    -------------
Shares sold:
     Institutional Class ..................    3,504,844    $ 55,498,214      5,758,680    $  66,898,857
     Service Class ........................    4,205,331      62,400,181      3,422,677       41,702,771
     Investor A Class .....................    3,610,752      57,517,568        232,165        2,825,180
     Investor B Class .....................      381,925       6,248,344        196,974        2,356,782
     Investor C Class .....................       98,506       1,735,544         14,232          175,298
Shares issued in conversion:
     Institutional Class ..................         --              --        8,432,259      108,860,464
Shares issued in reinvestment of dividends:
     Institutional Class ..................         --              --           71,476          847,707
     Service Class ........................         --              --            2,672           31,614
     Investor A Class .....................         --              --            2,210           26,073
     Investor B Class .....................         --              --            2,255           26,524
     Investor C Class .....................         --              --               66              774
Shares redeemed:
     Institutional Class ..................   (4,435,443)    (65,847,088)    (3,227,866)     (40,048,082)
     Service Class ........................   (4,330,664)    (67,704,034)    (2,727,898)     (30,831,317)
     Investor A Class .....................   (3,303,017)    (52,666,629)       (81,383)        (981,552)
     Investor B Class .....................      (71,267)     (1,089,924)       (46,370)        (561,221)
     Investor C Class .....................      (24,066)       (381,068)          (141)          (1,679)
                                              ----------    ------------    -----------    -------------
Net increase (decrease) ...................     (363,099)   $ (4,288,892)    12,052,008    $ 151,328,193
                                              ==========    ============    ===========    =============

                                 BLACKROCK FUNDS


                                                              Small Cap Value Equity Portfolio
                                              ------------------------------------------------------------
                                                   For the Years Ended              For the Year Ended
                                                         9/30/99                         9/30/98
                                              ----------------------------     ---------------------------
                                               Shares             Value          Shares          Value
                                               ----------    -------------     ----------    -------------
Shares sold:
     Institutional Class ..................    20,298,294    $ 299,448,109     15,346,259    $ 263,786,891
     Service Class ........................     2,324,549       34,270,132      3,688,055       67,196,922
     Investor A Class .....................     5,766,840       86,938,812      1,404,053       25,334,594
     Investor B Class .....................       391,921        5,728,660        967,161       17,456,713
     Investor C Class .....................       595,944        8,805,941        326,946        5,908,135
Shares issued in conversion:
     Institutional Class ..................          --               --       15,644,346      308,037,173
Shares issued in reinvestment of dividends:
     Institutional Class ..................     1,597,197       24,492,817      1,694,367       30,605,954
     Service Class ........................       303,563        4,636,210        620,746       11,221,107
     Investor A Class .....................       119,351        1,826,237        202,621        3,663,168
     Investor B Class .....................        57,793          866,202         58,156        1,031,697
     Investor C Class .....................         4,510           67,561          3,448           61,164
Shares redeemed:
     Institutional Class ..................   (22,054,279)    (327,102,916)   (12,603,673)    (220,462,274)
     Service Class ........................    (3,328,146)     (49,721,047)    (5,135,032)     (82,989,610)
     Investor A Class .....................    (6,025,754)     (90,987,256)      (986,916)     (17,308,562)
     Investor B Class .....................      (547,851)      (7,886,789)      (153,655)      (2,634,326)
     Investor C Class .....................      (338,231)      (4,929,110)       (58,706)        (997,667)
                                              -----------    -------------    -----------    -------------
Net increase (decrease) ...................      (834,295)   $ (13,546,437)    21,018,176    $ 409,911,079
                                              ===========    =============    ===========    =============


                                                                 Small Cap Growth Equity Portfolio
                                              ------------------------------------------------------------
                                                    For the Year Ended           For the Year Ended
                                                          9/30/99                      9/30/98
                                              ----------------------------    ----------------------------
                                                Shares             Value         Shares          Value
                                              -----------    -------------    -----------    -------------
Shares sold:
     Institutional Class ..................    36,164,852    $ 760,260,165     23,431,140    $ 462,711,400
     Service Class ........................     3,570,627       74,600,527      7,559,273      159,126,251
     Investor A Class .....................    25,439,449      536,475,770     11,346,492      223,786,382
     Investor B Class .....................       177,274        3,624,852        911,079       18,669,216
     Investor C Class .....................       117,857        2,602,111        282,220        5,734,205
Shares issued in conversion:
     Institutional Class ..................          --               --       30,529,187      687,822,581
Shares issued in reinvestment of dividends:
     Institutional Class ..................          --               --          990,910       21,245,106
     Service Class ........................          --               --          448,838        9,537,811
     Investor A Class .....................          --               --          127,447        2,685,302
     Investor B Class .....................          --               --           72,198        1,495,221
     Investor C Class .....................          --               --           20,385          422,183
Shares redeemed:
     Institutional Class ..................   (38,390,530)    (808,904,031)   (17,534,767)    (342,715,796)
     Service Class ........................    (4,919,784)    (105,269,761)    (9,411,285)    (183,123,119)
     Investor A Class .....................   (25,039,792)    (531,355,098)   (11,125,265)    (220,308,861)
     Investor B Class .....................      (637,563)     (13,080,200)      (442,227)      (8,604,608)
     Investor C Class .....................      (265,980)      (5,744,064)      (205,739)      (4,057,155)
                                              -----------    -------------    -----------    -------------
Net increase (decrease) ...................    (3,783,590)   $ (86,789,729)    36,999,886    $ 834,426,119
                                              ===========    =============    ===========    =============

                                 BLACKROCK FUNDS


                                                                  Micro-Cap Equity Portfolio
                                               ---------------------------------------------------------------
                                                   For the Year Ended         For the Period 5/01/98 1 through
                                                         9/30/99                             9/30/98
                                               ---------------------------    --------------------------------
                                                 Shares          Value            Shares         Value
                                               ----------    -------------      ---------    -----------------
Shares sold:
     Institutional Class ..................     1,020,019      $19,233,459        155,797      $ 1,664,513
     Service Class ........................        21,616          489,808         15,795          164,998
     Investor A Class .....................     1,687,693       33,381,634        826,277        8,766,773
     Investor B Class .....................     1,695,323       33,228,709        951,420       10,046,401
     Investor C Class .....................       739,450       14,130,622        205,420        2,218,831
Shares redeemed: ..........................
     Institutional Class ..................       (22,076)        (431,911)       (17,120)        (157,934)
     Service Class ........................        (1,002)         (25,230)        (8,404)         (76,393)
     Investor A Class .....................      (491,221)      (9,320,163)      (175,807)      (1,796,482)
     Investor B Class .....................      (416,050)      (7,168,891)       (37,058)        (363,926)
     Investor C Class .....................      (112,548)      (2,103,547)       (12,206)        (110,451)
                                               ----------      -----------      ---------      -----------
Net increase ..............................     4,121,204      $81,414,490      1,904,114      $20,356,330
                                               ==========      ===========      =========      ===========



                                                                International Equity Portfolio
                                               -----------------------------------------------------------
                                                   For the Year Ended              For the Year Ended
                                                         9/30/99                         9/30/98
                                               ---------------------------    ----------------------------
                                                 Shares         Value           Shares           Value
                                               ----------    -------------    -----------    -------------
Shares sold:
     Institutional Class ..................    31,402,726    $ 463,949,155     22,171,814    $ 316,090,870
     Service Class ........................    10,635,877      158,155,940      9,558,403      141,964,104
     Investor A Class .....................    50,467,509      743,669,734     12,261,428      177,237,875
     Investor B Class .....................        77,168        1,126,871        154,249        2,235,897
     Investor C Class .....................       826,991       12,323,728         12,976          184,935
Shares issued in conversion:
     Institutional Class ..................          --               --       47,132,261      737,148,562
Shares issued in reinvestment of dividends:
     Institutional Class ..................     3,680,103       50,627,932        751,360       10,155,048
     Service Class ........................       647,890        8,906,499        270,822        3,656,448
     Investor A Class .....................       143,229        1,972,135         36,099          487,412
     Investor B Class .....................        24,881          334,269          8,315          111,216
     Investor C Class .....................           166            2,238             12              156
Shares redeemed:
     Institutional Class ..................   (41,542,842)    (618,355,921)   (23,080,604)    (341,919,900)
     Service Class ........................   (14,726,890)    (217,586,501)   (12,632,530)    (175,232,797)
     Investor A Class .....................   (50,540,887)    (751,150,069)   (11,803,362)    (172,361,971)
     Investor B Class .....................      (102,264)      (1,486,680)       (66,174)        (940,024)
     Investor C Class .....................      (784,385)     (11,864,841)          (994)         (13,704)
                                              -----------    -------------    -----------    -------------
Net increase (decrease) ...................    (9,790,728)   $(159,375,511)    44,774,075    $ 698,804,127
                                              ===========    =============    ===========    =============

----------------------
1 Commencement of operations.

                                 BLACKROCK FUNDS


                                                           International Small Cap Equity Portfolio
                                               -----------------------------------------------------------
                                                   For the Year Ended               For the Year Ended
                                                         9/30/99                          9/30/98
                                               ---------------------------      --------------------------
                                                 Shares          Value            Shares         Value
                                               ----------    -------------      ---------    -------------
Shares sold:
     Institutional Class ..................       448,050      $ 4,561,404        318,237      $ 3,614,894
     Service Class ........................          --               --           62,851          675,615
     Investor A Class .....................        37,146          437,862         71,874          735,279
     Investor B Class .....................        57,602          652,229        137,198        1,445,340
     Investor C Class .....................        99,084        1,235,218         26,322          283,465
Shares issued in reinvestment of dividends:
     Institutional Class ..................       197,614        1,804,929          8,652           81,070
     Service Class ........................          --                  1             93              873
     Investor A Class .....................         8,420           76,643            255            2,395
     Investor B Class .....................         5,995           54,267            105              982
     Investor C Class .....................         1,075            9,735             17              157
Shares redeemed:
     Institutional Class ..................      (497,018)      (5,167,663)      (179,590)      (1,968,631)
     Service Class ........................          (507)          (4,570)       (62,437)        (642,150)
     Investor A Class .....................       (49,458)        (492,659)       (15,932)        (162,543)
     Investor B Class .....................       (72,705)        (698,808)       (26,972)        (300,383)
     Investor C Class .....................       (65,051)        (777,889)            (1)             (11)
                                                 --------      -----------       --------      -----------
Net increase ..............................       170,247      $ 1,690,699        340,672      $ 3,766,352
                                                 ========      ===========       ========      ===========



                                                           International Emerging Markets Portfolio
                                               -----------------------------------------------------------
                                                   For the Year Ended              For the Year Ended
                                                         9/30/99                         9/30/98
                                               ---------------------------      --------------------------
                                                Shares           Value           Shares          Value
                                               ----------    -------------      ---------    -------------
Shares sold:
     Institutional Class ..................     3,696,873     $ 21,125,059      9,856,526     $ 57,250,161
     Service Class ........................     3,907,638       20,310,769      7,561,366       46,093,024
     Investor A Class .....................       120,435          636,903        203,838        1,388,511
     Investor B Class .....................        17,949          104,544         37,292          260,404
     Investor C Class .....................         6,330           39,528         10,790           71,306
Shares issued in reinvestment of dividends:
     Institutional Class ..................        80,216          387,442        175,570        1,430,896
     Service Class ........................          --               --           87,703          710,396
     Investor A Class .....................          --               --            7,181           57,948
     Investor B Class .....................          --               --            3,094           24,815
     Investor C Class .....................          --               --              148            1,190
Shares redeemed:
     Institutional Class ..................    (7,381,930)     (36,757,040)    (7,630,691)     (49,348,984)
     Service Class ........................    (7,407,493)     (37,688,183)    (8,454,628)     (46,130,093)
     Investor A Class .....................      (201,435)      (1,058,384)      (253,915)      (1,705,480)
     Investor B Class .....................       (51,926)        (255,693)       (62,510)        (425,038)
     Investor C Class .....................        (4,721)         (27,655)       (14,379)         (84,575)
                                               ----------     ------------     ----------     ------------
Net increase (decrease) ...................    (7,218,064)    $(33,182,710)     1,527,385     $  9,594,481
                                               ==========     ============     ==========     ============

                                 BLACKROCK FUNDS

                                                                Select Equity Portfolio
                                               -----------------------------------------------------------
                                                   For the Year Ended             For the Year Ended
                                                         9/30/99                        9/30/98
                                               ---------------------------    ----------------------------
                                                 Shares          Value           Shares          Value
                                               ----------    -------------    -----------  ---------------
Shares sold:
     Institutional Class ..................     3,518,715    $  72,909,258     15,000,173  $   257,009,894
     Service Class ........................     6,892,802      144,469,122     10,577,940      190,991,132
     Investor A Class .....................     2,955,667       62,605,786      1,512,205       27,556,895
     Investor B Class .....................     1,226,063       24,933,536      1,471,039       26,052,426
     Investor C Class .....................       306,736        6,347,571        138,720        2,501,325
Shares issued in conversion:
     Institutional Class ..................          --               --       47,552,529      912,057,506
Shares issued in reinvestment of dividends:
     Institutional Class ..................     2,448,548       45,594,966      1,747,306       28,534,736
     Service Class ........................       421,271        7,859,068        633,683       10,310,927
     Investor A Class .....................        70,262        1,309,847         75,398        1,226,233
     Investor B Class .....................        73,018        1,334,038         71,122        1,138,659
     Investor C Class .....................         1,854           33,875            354            5,660
Shares redeemed:
     Institutional Class ..................   (12,092,196)    (246,175,674)   (10,389,208)    (191,879,607)
     Service Class ........................    (8,546,926)    (177,915,850)    (9,195,332)    (160,166,892)
     Investor A Class .....................    (1,893,907)     (40,581,471)      (590,526)     (10,577,071)
     Investor B Class .....................      (401,661)      (8,181,420)      (223,552)      (3,954,182)
     Investor C Class .....................      (133,997)      (2,769,559)       (15,306)        (278,150)
                                              -----------    -------------    -----------  ---------------
Net increase (decrease) ...................    (5,153,751)   $(108,226,907)    58,366,545  $ 1,090,529,491
                                              ===========    =============    ===========  ===============


                                                                    Index Equity Portfolio
                                               -----------------------------------------------------------
                                                   For the Year Ended               For the Year Ended
                                                         9/30/99                          9/30/98
                                               ---------------------------      --------------------------
                                                 Shares         Value            Shares          Value
                                               ----------    -------------      ---------    -------------
Shares sold:
     Institutional Class ..................     6,095,419    $ 148,688,653      7,625,271    $ 152,924,221
     Service Class ........................     5,480,520      131,900,497      5,200,839      104,994,634
     Investor A Class .....................     2,440,527       60,306,723      1,047,368       21,369,817
     Investor B Class .....................     7,831,701      189,964,026      3,920,396       79,973,652
     Investor C Class .....................    13,300,108      322,372,621      3,423,349       69,588,194
Shares issued in conversion:
     Institutional Class ..................          --               --        5,052,170      109,328,955
Shares issued in reinvestment of dividends:
     Institutional Class ..................       147,842        3,522,326        119,292        2,346,304
     Service Class ........................       138,961        3,329,574        136,903        2,682,747
     Investor A Class .....................        20,610          492,775         18,251          356,608
     Investor B Class .....................        21,200          490,602          8,883          165,166
     Investor C Class .....................        11,544          270,234          3,340           62,606
Shares redeemed:
     Institutional Class ..................    (3,699,695)     (92,391,798)    (3,872,586)     (79,729,578)
     Service Class ........................    (3,154,751)     (75,493,333)    (3,992,780)     (78,981,985)
     Investor A Class .....................    (1,190,269)     (28,979,337)      (734,369)     (14,587,954)
     Investor B Class .....................    (1,077,777)     (26,231,955)      (443,992)      (8,937,590)
     Investor C Class .....................    (1,482,965)     (36,034,246)      (329,146)      (6,521,053)
                                              -----------    -------------    -----------    -------------
Net increase ..............................    24,882,975    $ 602,207,362     17,183,189    $ 355,034,744
                                              ===========    =============    ===========    =============

                                 BLACKROCK FUNDS


                                                                      Balanced Portfolio
                                               -----------------------------------------------------------
                                                   For the Year Ended               For the Year Ended
                                                         9/30/99                          9/30/98
                                               ---------------------------    ----------------------------
                                                 Shares          Value           Shares          Value
                                               ----------    -------------    -----------    -------------
Shares sold:
     Institutional Class ..................     1,997,389    $  39,937,641      2,422,553    $  44,222,257
     Service Class ........................     3,527,864       70,687,116      2,127,472       39,389,262
     Investor A Class .....................     2,959,512       59,350,546      2,833,309       53,221,039
     Investor B Class .....................     2,743,730       54,907,097      1,346,155       24,700,962
     Investor C Class .....................       512,414       10,317,100         37,034          676,869
Shares issued in conversion:
     Institutional Class ..................          --               --       17,383,688      329,247,053
Shares issued in reinvestment of dividends:
     Institutional Class ..................       838,782       15,812,164        141,176        2,434,702
     Service Class ........................       638,107       12,231,857        882,573       15,160,573
     Investor A Class .....................       319,974        6,122,560        447,858        7,687,100
     Investor B Class .....................       149,060        2,823,507        123,433        2,102,496
     Investor C Class .....................         1,048           20,409            252            4,293
Shares redeemed:
     Institutional Class ..................    (2,298,694)     (45,902,544)    (1,259,763)     (23,720,119)
     Service Class ........................    (2,694,553)     (54,507,394)    (3,060,250)     (56,191,748)
     Investor A Class .....................    (1,823,330)     (35,965,493)    (2,786,325)     (52,168,584)
     Investor B Class .....................      (519,519)     (10,353,322)      (222,825)      (4,092,886)
     Investor C Class .....................       (36,448)        (739,409)        (3,711)         (56,031)
                                               ----------    -------------    -----------    -------------
Net increase ..............................     6,315,336    $ 124,741,835     20,412,629    $ 382,617,238
                                               ==========    =============    ===========    =============



     On September 30, 1999, one shareholder held approximately 10% of the outstanding shares of the Micro-Cap Equity Portfolio, one shareholder held approximately 16% of the outstanding shares of the Index Equity Portfolio and one shareholder held approximately 24% of the outstanding shares of the Balanced Portfolio. These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


(E) AT SEPTEMBER 30, 1999, ASSETS CONSISTED OF:

                                   Large Cap     Large Cap       Mid-Cap       Mid-Cap     Small Cap       Small Cap     Micro-Cap
                                 Value Equity  Growth Equity  Value Equity  Growth Equity Value Equity   Growth Equity   Equity
                                   Portfolio     Portfolio     Portfolio      Portfolio    Portfolio        Portfolio    Portfolio
                                -------------- -------------- ------------- ------------- -------------- -------------- ------------
Capital paid in .............   $1,797,239,803 $  730,397,937 $ 285,345,465 $238,480,859    $620,062,258 $1,084,107,512 $101,711,647
Distributions in excess of
  net investment income .....             --             --            --           --        (7,020,712)            --           --
Accumulated net realized
   gain (loss) on investment
   transactions and futures
   contracts ................      199,854,973    189,036,213     5,564,581  139,743,170      (6,377,499)   220,346,631   19,148,046
Net unrealized appreciation
  (depreciation) on investment
   transactions and futures
   contracts ................      386,291,911    547,258,868    (6,272,442)  57,580,084      39,457,090    429,697,612   26,834,097
                                -------------- -------------- ------------- ------------    ------------ -------------- ------------
                                $2,383,386,687 $1,466,693,018 $ 284,637,604 $435,804,113    $646,121,137 $1,734,151,755 $147,693,790
                                ============== ============== ============= ============    ============ ============== ============

                                 BLACKROCK FUNDS

                                   International     International     International      Select          Index
                                       Equity      Small Cap Equity  Emerging Markets     Equity          Equity         Balanced
                                      Portfolio       Portfolio         Portfolio       Portfolio        Portfolio       Portfolio
                                  ---------------  ----------------  ---------------- --------------   --------------   ------------
Capital paid in ...............   $   932,750,060    $22,182,742      $151,272,108    $  971,513,905   $1,209,837,463   $623,919,335
Undistributed net investment
   income .....................                --             --           239,519           292,482               --        194,143
Distributions in excess of
   net investment income ......        (1,659,365)            --                --                --               --             --
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts .........       168,575,378      1,870,771       (60,798,779)      120,774,540          887,419     18,609,930
Net unrealized appreciation
   (depreciation) on investment
   transactions, futures
   contracts and foreign
   exchange contracts .........       177,368,850      4,080,902        (6,577,856)      713,804,290      429,794,843    229,532,861
                                  ---------------    -----------      ------------    --------------   --------------   ------------
                                  $ 1,277,034,923    $28,134,415      $ 84,134,992    $1,806,385,217   $1,640,519,725   $872,256,269
                                  ===============    ===========      ============    ==============   ==============   ============


(F)  CAPITAL LOSS CARRYOVERS

     At September 30, 1999, a capital loss carryover of $6,706,982, which expires September 30, 2007, was available to offset possible future realized gains in the Small Cap Value Equity Portfolio and a capital loss carryover of $24,943,735, which expires September 30, 2007, was available to offset possible future realized gains in the International Emerging Markets Portfolio. At September 30, 1999, deferred post-October losses for Small Cap Value Equity Portfolio were $6,970,137, for International Small Cap Equity Portfolio were $948,280, and for International Emerging Markets Portfolio were $35,855,044.

(G)    PNC COMMON TRUST CONVERSION

     On January 13, 1998, January 22, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional shares of the corresponding portfolio(s) of the Fund and the distribution of such Institutional shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds.

     The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date.

FUNDS CONVERTED ON MAY 4, 1998:

PNC                                       BlackRock               Shares         Net Assets      Net Assets Value      Unrealized
Common Trust Fund                           Fund                  Issued          Converted      Per Share Issued     Appreciation
----------------------------      -------------------------     ----------      ------------     ----------------     --------------
PNC Large Cap Value Equity        Large Cap Value Equity        36,221,776      $639,314,346             $17.65        $186,859,990
PNC Equity Growth & Income        Large Cap Value Equity        30,883,995       545,102,512              17.65         140,016,238
PNC Large Cap Growth Equity       Large Cap Growth Equity       22,346,262       431,506,319              19.31         128,998,512
PNC Mid-Cap Value Equity          Mid-Cap Value Equity           8,024,645       109,937,637              13.70          18,239,174
PNC Mid-Cap Growth Equity         Mid-Cap Growth Equity          8,432,259       108,860,464              12.91          20,616,729
PNC Small Cap Value Equity        Small Cap Value Equity        15,644,346       308,037,173              19.69          76,920,198
PNC Small Cap Growth Equity       Small Cap Growth Equity       30,529,187       687,822,581              22.53         194,362,010
PNC International Equity          International Equity          47,132,261       737,148,562              15.64         159,658,329
PNC Select Equity                 Select Equity                 47,552,529       912,057,506              19.18         387,681,390
PNC Index Equity                  Index Equity                   5,052,170       109,328,955              21.64          29,512,732

FUNDS CONVERTED ON MAY 18, 1998:
PNC Income                        Large Cap Value Equity         6,783,970       118,176,765              17.42          33,602,127
PNC Balanced                      Balanced                      17,383,688       329,247,053              18.94         103,701,340

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE BLACKROCK FUNDS:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Growth Equity, International Emerging Markets, Select Equity and Balanced Portfolios and the statements of net assets of Small Cap Value Equity, Micro-Cap Equity, International Equity, International Small Cap Equity and Index Equity Portfolios of the BlackRock Funds (the "Fund"), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, International Equity, International Small Cap Equity, International Emerging Markets, Select Equity, Index Equity and Balanced Portfolios of the Fund at September 30, 1999, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1999 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Philadelphia, PA
November 15, 1999

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        THE DFA INVESTMENT TRUST COMPANY
                          THE U.S. LARGE COMPANY SERIES




                       TEN MONTHS ENDED SEPTEMBER 30, 1999
                                  (UNAUDITED)

                          YEAR ENDED NOVEMBER 30, 1998
                                   (AUDITED)

  TABLE OF CONTENTS                             THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE COMPANY SERIES
                                                                      Page

Schedule of Investments ............................................   93
Statement of Assets and Liabilities ................................  101
Statements of Operations ...........................................  103
Statements of Changes in Net Assets ................................  104
Financial Highlights ...............................................  105
Notes to Financial Statements ......................................  106
Report of Independent Accountants ..................................  108






 THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS
  NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR
                    ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES
--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1999
                                       -----------------------
                                            (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
  COMMON STOCKS -- (99.4%)
   3COM Corp. .......................   82,500    $  2,369,297*
   Abbott Laboratories ..............  351,700      12,924,975
   ADC Telecomm .....................   31,200       1,307,475*
   Adobe Systems, Inc. ..............   14,100       1,599,909
   Advanced Micro Devices, Inc. .....   33,900         582,656*
   AES Corp. ........................   44,100       2,601,900*
   Aetna, Inc. ......................   32,537       1,602,447
   Aflac, Inc. ......................   61,600       2,579,500
   Air Products & Chemicals, Inc. ...   52,800       1,534,500
   Alberto-Culver Co. Class B .......   13,000         300,625
   Albertson's Inc. .................   97,133       3,842,824
   Alcan Aluminum, Ltd. .............   52,200       1,631,250
   Alcoa, Inc. ......................   84,800       5,262,900
   Allegheny Teledyne, Inc. .........   44,000         742,500
   Allergan, Inc. ...................   15,300       1,683,000
   Allied Waste Industries, Inc. ....   43,300         506,069*
   Allied-Signal, Inc. ..............  127,200       7,624,050
   Allstate Corp. ...................  184,300       4,595,981
   Alltel Corp. .....................   70,300       4,947,363
   Alza Corp. .......................   23,500       1,006,094*
   Amerada Hess Corp. ...............   20,800       1,274,000
   Ameren Corp. .....................   31,700       1,198,656
   America Online, Inc. .............  256,300      26,655,200*
   American Electric Power Co., Inc.    44,800       1,528,800
   American Express Co. .............  103,900      13,987,538
   American General Corp. ...........   57,700       3,645,919
   American Greetings Corp. Class A .   15,600         401,700
   American Home Products Corp. .....  302,100      12,537,150
   American International
      Group, Inc. ...................  357,887      31,113,801
   Ameritech Corp. ..................  254,200      17,079,063
   Amgen, Inc. ......................  117,900       9,608,850
   AMR Corp. ........................   34,800       1,896,600*
   AmSouth Bancorporation ...........   40,650         952,734
   Anadarko Petroleum Corp. .........   29,400         898,538
   Andrew Corp. .....................   19,093         330,548
   Anheuser-Busch Companies, Inc. ...  107,900       7,559,744
   AON Corp. ........................   59,200       1,750,100
   Apache Corp. .....................   26,300       1,135,831
   Apple Computer, Inc. .............   37,100       2,347,734
   Applied Materials, Inc. ..........   86,600       6,725,031*
   Archer-Daniels Midland Co. .......  142,920       1,741,838
   Armstrong World Industries, Inc. .    9,200         413,425
   Asarco, Inc. .....................    9,150         245,334
   Ashland, Inc. ....................   16,700         561,538
   Associates First Capital
      Corp. Class A .................  168,110       6,051,960
   AT&T Corp. .......................  738,800      32,137,800
   Atlantic Richfield Co. ...........   74,500       6,602,563
   Autodesk, Inc. ...................   13,600         297,500
   Automatic Data Processing, Inc. ..  143,000       6,381,375
   Autozone, Inc. ...................   34,400         965,350*
   Avery Dennison Corp. .............   26,300       1,387,325
   Avon Products, Inc. ..............   60,400       1,498,675
   Baker Hughes, Inc. ...............   75,900       2,201,100
   Ball Corp. .......................    7,100         312,844
   Bank of America Corp. ............  399,200      22,230,450
   Bank of New York Co., Inc. .......  169,700       5,674,344
   Bank One Corp. ...................  270,700       9,423,744
   BankBoston Corp. .................   68,400       2,966,850
   Bard (C.R.), Inc. ................   11,900         560,044
   Barrick Gold Corp. ...............   90,000       1,957,500
   Bausch & Lomb, Inc. ..............   13,200         870,375
   Baxter International, Inc. .......   67,100       4,042,775
   BB&T Corp. .......................   73,700       2,386,038
   Bear Stearns Companies, Inc. .....   26,900       1,033,969
   Becton, Dickinson & Co. ..........   57,600       1,616,400

--------------------------------------------------------------------------------

                                          SEPTEMBER 30, 1999
                                       -----------------------
                                            (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Bell Atlantic Corp. ..............  358,938   $  24,161,014
   Bellsouth Corp. ..................  435,900      19,615,500
   Bemis Co., Inc. ..................   12,100         409,888
   Best Buy, Inc. ...................   47,200       2,929,350*
   Bestfoods, Inc. ..................   64,500       3,128,250
   Bethlehem Steel Corp. ............   30,200         222,725*
   Biomet, Inc. .....................   25,900         680,684
   Black & Decker Corp. .............   20,000         913,750
   Block (H.&R.), Inc. ..............   22,400         973,000
   BMC Software, Inc. ...............   55,200       3,948,525*
   Boeing Co. .......................  221,700       9,449,963
   Boise Cascade Corp. ..............   13,000         473,688
   Boston Scientific Corp. ..........   95,400       2,355,188*
   Briggs & Stratton Co. ............    5,400         315,225
   Bristol Myers Squibb Co. .........  459,100      30,989,250
   Brown-Forman Corp. Class B .......   15,800         985,525
   Brunswick Corp. ..................   21,200         527,350
   Burlington Northern Santa
     Fe Corp. .......................  107,300       2,950,750
   Burlington Resources, Inc. .......   40,900       1,503,075
   Cabletron Systems, Inc. ..........   40,200         630,638*
   Campbell Soup Co. ................  100,400       3,928,150
   Capital One Financial Corp. ......   45,700       1,782,300
   Cardinal Health, Inc. ............   63,000       3,433,500
   Carnival Corp. ...................  141,800       6,168,300
   Carolina Power & Light Co. .......   36,800       1,301,800
   Case Corp. .......................   18,000         896,625
   Caterpillar, Inc. ................   82,000       4,494,625
   Cendant Corp. ....................  166,200       2,950,050*
   Centex Corp. .....................   13,700         405,006
   Central & South West Corp. .......   49,000       1,035,125
   CenturyTel, Inc. .................   32,100       1,304,063
   Ceridian Corp. ...................   33,306         828,487*
   Champion International Corp. .....   22,100       1,135,388
   Chase Manhattan Corp. ............  192,400      14,502,150
   Chevron Corp. ....................  151,700      13,463,375
   Chubb Corp. ......................   40,700       2,027,369
   CIGNA Corp. ......................   46,000       3,576,500
   Cincinnati Financial Corp. .......   38,000       1,426,188
   Cinergy Corp. ....................   36,893       1,044,533
   Circuit City Stores, Inc. ........   46,500       1,961,719
   Cisco Systems, Inc. ..............  751,600      51,508,088*
   Citigroup, Inc. ..................  780,900      34,359,600
   Clear Channel Communications,
     Inc. ...........................   77,900       6,222,263*
   Clorox Co. .......................   54,600       2,088,450
   CMS Energy Corp. .................   27,000         916,313
   Coastal Corp. ....................   49,300       2,018,219
   Coca-Cola Co. ....................  570,600      27,424,463
   Coca-Cola Enterprises, Inc. ......   98,000       2,211,125
   Colgate-Palmolive Co. ............  134,800       6,167,100
   Columbia Energy Group ............   19,000       1,052,125
   Columbia/HCA Healthcare Corp. ....  130,400       2,762,850
   Comcast Corp. Class A Special ....  173,000       6,892,969
   Comerica, Inc. ...................   35,950       1,819,969
   Compaq Computer Corp. ............  392,624       9,005,813
   Computer Associates
      International, Inc. ...........  123,900       7,588,875
   Computer Sciences Corp. ..........   37,000       2,601,563
   Compuware Corp. ..................   82,400       2,144,975*
   Conagra, Inc. ....................  112,500       2,538,281
   Conoco, Inc. .....................  145,000       3,969,375
   Conseco, Inc. ....................   75,500       1,458,094
   Consolidated Edison, Inc. ........   51,000       2,116,500
   Consolidated Natural Gas Co. .....   22,200       1,384,725
   Consolidated Stores Corp. ........   25,300         558,181*
   Constellation Energy Group .......   34,450         968,906
   Cooper Industries, Inc. ..........   21,700       1,014,475
   Cooper Tire & Rubber Co. .........   17,500         308,438

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE COMPANY SERIES (CONTINUED)
--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1999
                                       -----------------------
                                            (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Coors (Adolph) Co. Class B .......    8,500    $    460,063
   Corning, Inc. ....................   56,500       3,873,781
   Costco Companies .................   51,000       3,670,406*
   Countrywide Credit
     Industries, Inc. ...............   26,100         841,725
   Crane Co. ........................   15,600         350,025
   Crown Cork & Seal Co., Inc. ......   28,200         683,850
   CSBS Corp. .......................  162,600       7,520,250
   CSX Corp. ........................   50,300       2,131,463
   Cummins Engine Co., Inc. .........    9,700         483,181
   CVS Corp. ........................   90,400       3,689,450
   Cyprus Amax Minerals Co., Inc. ...   20,850         409,181
   Dana Corp. .......................   38,242       1,419,734
   Danaher Corp. ....................   32,700       1,722,881
   Darden Restaurants, Inc. .........   30,500         596,656
   Data General Corp. ...............   11,800         248,538*
   Dayton-Hudson Corp. ..............  102,000       6,126,375
   Deere & Co. ......................   53,900       2,085,256
   Dell Computer Corp. ..............  587,400      24,560,663*
   Delphi Automotive Systems Corp. ..  130,600       2,097,763
   Delta Air Lines, Inc. ............   32,400       1,571,400
   Deluxe Corp. .....................   17,500         595,000
   Dillards, Inc. Class A ...........   24,700         501,719
   Disney (Walt) Co. ................  476,900      12,339,788
   Dollar General Corp. .............   51,800       1,599,325
   Dominion Resources, Inc. VA ......   44,400       2,003,550
   Donnelley (R.R) & Sons Co. .......   29,500         851,813
   Dover Corp. ......................   48,100       1,966,088
   Dow Chemical Co. .................   50,700       5,760,788
   Dow Jones & Co., Inc. ............   21,000       1,120,875
   DTE Energy Co. ...................   33,500       1,210,188
   Du Pont (E.I.) de Nemours & Co. ..  225,300      13,715,138
   Duke Power Co. ...................   84,241       4,643,785
   Dun & Bradstreet .................   37,200       1,111,350
   Eastern Enterprises ..............    6,200         287,913
   Eastman Chemical Co. .............   17,950         718,000
   Eastman Kodak Co. ................   73,000       5,506,938
   Eaton Corp. ......................   16,700       1,441,419
   Ecolab, Inc. .....................   30,000       1,023,750
   Edison International .............   80,000       1,945,000
   EG&G, Inc. .......................   10,400         414,050
   Electronic Data Systems Corp. ....  113,800       6,024,288
   EMC Corp. MA .....................  234,400      16,744,950*
   Emerson Electronics Co. ..........  100,400       6,344,025
   Engelhard Corp. ..................   28,974         526,965
   Enron Corp. ......................  164,700       6,793,875
   Entergy Corp. ....................   56,800       1,643,650
   Equifax, Inc. ....................   33,300         936,563
   Exxon Corp. ......................  561,300      42,623,719
   Fannie Mae .......................  237,000      14,856,938
   FDX Corp. ........................   68,800       2,666,000
   Federated Department Stores,
     Inc. ...........................   48,200       2,105,738*
   Fifth Third Bancorp ..............   62,600       3,808,819
   First Data Corp. .................   99,000       4,343,625
   First Union Corp. ................  220,800       7,852,200
   Firstar Corp. ....................  227,300       5,824,563
   FirstEnergy Corp. ................   54,100       1,379,550
   Fleet Financial Group, Inc. ......  131,700       4,823,513
   Fleetwood Enterprises, Inc. ......    7,700         155,444
   Florida Progress Corp. ...........   22,600       1,045,250
   Fluor Corp. ......................   17,500         704,375
   FMC Corp. ........................    7,300         352,225*
   Ford Motor Co. ...................  279,700      14,037,444
   Fort James Corp. .................   50,800       1,355,725
   Fortune Brands, Inc ..............   38,500       1,241,625
   Foster Wheeler Corp. .............    9,350         112,784
   FPL Group, Inc. ..................   41,400       2,085,525
--------------------------------------------------------------------------------


                                          SEPTEMBER 30, 1999
                                       -----------------------
                                            (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Franklin Resources, Inc. .........   58,100    $  1,786,575
   Fed Home Loan Mortgage Corp. .....  160,600       8,351,200
   Freeport McMoran Copper &
     Gold, Inc. Class B .............   37,800         588,263
   Fruit of The Loom, Inc. Class A ..   16,600          54,988
   Gannett Co., Inc. ................   64,700       4,476,431
   Gap, Inc. ........................  197,900       6,332,800
   Gateway 2000, Inc. ...............   72,200       3,208,388*
   General Dynamics Corp. ...........   46,100       2,878,369
   General Electric Co. .............  758,500      89,929,656
   General Instrument Corp. .........   40,000       1,925,000*
   General Mills, Inc. ..............   35,200       2,855,600
   General Motors Corp. .............  148,900       9,371,394
   Genuine Parts Co. ................   41,375       1,099,023
   Georgia-Pacific Corp. ............   39,500       1,599,750
   Gillette Co. (The) ...............  250,400       8,497,950
   Global Crossing Ltd. .............  177,205       4,690,395*
   Golden West Financial Corp. ......   12,700       1,247,775
   Goodrich (B.F.) Co. ..............   25,400         736,600
   Goodyear Tire & Rubber Co. .......   35,900       1,727,688
   GPU, Inc. ........................   29,100         949,388
   Grainger (W.W.), Inc. ............   21,600       1,038,150
   Great Atlantic & Pacific Tea
     Co., Inc .......................    8,800         266,750
   Great Lakes Chemical Corp. .......   13,600         517,650
   GTE Corp. ........................  226,900      17,442,938
   Guidant Corp .....................   69,900       3,748,388
   Halliburton Co. ..................  101,800       4,173,800
   Harcourt General, Inc. ...........   16,523         687,770
   Harrahs Entertainment, Inc. ......   29,500         818,625*
   Harris Corp. .....................   18,500         511,063
   Hartford Financial Services
     Group, Inc. ....................   52,200       2,133,675
   Hasbro, Inc. .....................   45,198         968,932
   HCR Manor Care, Inc. .............   24,800         426,250
   Healthsouth Corp. ................   95,800         580,788*
   Heinz (H.J.) Co. .................   82,900       3,564,700
   Helmerich & Payne, Inc. ..........   11,400         288,563
   Hercules, Inc. ...................   24,500         701,313
   Hershey Foods Corp. ..............   32,100       1,562,869
   Hewlett-Packard Co. ..............  234,300      21,555,600
   Hilton Hotels Corp. ..............   58,900         581,638
   Home Depot, Inc. .................  342,744      23,520,807
   Homestake Mining Co. .............   60,000         551,250
   Honeywell, Inc. ..................   29,400       3,272,588
   Household International, Inc. ....  110,700       4,441,838
   Humana, Inc. .....................   38,700         266,063*
   Huntington Bancshares, Inc. ......   53,273       1,416,729
   Ikon Office Solutions, Inc. ......   34,400         367,650
   Illinois Tool Works, Inc. ........   57,800       4,309,713
   IMS Health, Inc. .................   72,300       1,649,344
   Inco, Ltd. .......................   44,500         951,188
   Ingersoll-Rand Co. ...............   38,200       2,098,613
   Intel Corp. ......................  764,800      56,858,100
   International Business
     Machines Corp. .................  418,000      50,734,750
   International Flavors &
     Fragrances, Inc. ...............   24,500         845,250
   International Paper Co. ..........   95,500       4,589,969
   Interpublic Group of
     Companies, Inc. ................   65,000       2,673,125
   ITT Industries, Inc. .............   20,400         648,975
   Jefferson-Pilot Corp. ............   24,475       1,546,514
   Johnson & Johnson ................  310,700      28,545,563
   Johnson Controls, Inc. ...........   19,600       1,299,725
   Jostens, Inc. ....................    7,900         151,088
   K Mart Corp. .....................  114,100       1,333,544*
   Kansas City Southern
     Industries, Inc. ...............   25,500       1,184,156
   Kaufman & Broad Home Corp. .......   11,100         228,938
   Kellogg Co. ......................   93,600       3,504,150#
   Kerr-Mcgee Corp. .................   19,842       1,092,550

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE COMPANY SERIES (CONTINUED)
--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1999
                                       -----------------------
                                            (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Keycorp ..........................  103,500    $  2,671,594
   Kimberly Clark Corp. .............  123,100       6,462,750
   King World Productions, Inc. .....   16,300         611,250
   KLA-Tencor Cor ...................   20,400       1,326,638*
   Knight Ridder, Inc. ..............   18,700       1,026,163
   Kohls Corp. ......................   37,400       2,473,075*
   Kroger Co. .......................  191,400       4,222,763*
   Laidlaw, Inc. ....................   76,300         515,025
   Lehman Brothers Holdings, Inc. ...   27,700       1,615,256
   Lexmark International G ..........   29,600       2,382,800*
   Lilly (Eli) & Co. ................  252,700      16,172,800
   Limited Inc. .....................   49,200       1,881,900
   Lincoln National Corp. ...........   46,000       1,727,875
   Liz Claiborne Inc. ...............   14,200         440,200
   Lockheed Martin Corp. ............   91,414       2,988,095
   Loews Corp. ......................   24,900       1,747,669
   Longs Drug Stores Corp. ..........    9,100         271,863
   Louisiana-Pacific Corp. ..........   24,800         387,500
   Lowe's Companies, Inc. ...........   88,000       4,290,000
   LSI Logic Corp. ..................   34,000       1,751,000*
   Lucent Technologies, Inc. ........  708,100      45,937,988
   Mallinckrodt, Inc. ...............   16,500         498,094
   Marriott International, Inc.
     Class A ........................   57,500       1,879,531
   Marsh & Mclennan Companies, Inc. .   60,700       4,157,950
   Masco Corp. ......................  102,400       3,174,400
   Mattel, Inc. .....................   97,000       1,843,000
   May Department Stores Co. ........   77,050       2,807,509
   Maytag Corp. .....................   20,200         672,913
   MBIA, Inc. .......................   23,100       1,077,038
   MBNA Corp. .......................  184,945       4,219,058
   McDermott International, Inc. ....   13,600         275,400
   McDonald's Corp. .................  313,100      13,463,300
   Mcgraw-Hill Companies, Inc. ......   45,600       2,205,900
   MCI Worldcom, Inc. ...............  432,800      31,093,975
   McKesson HBOC, Inc. ..............   64,900       1,882,100
   Mead Corp. .......................   23,400         804,375
   Mediaone Group ...................  140,200       9,577,413*
   Medtronic, Inc. ..................  270,800       9,613,400
   Mellon Bank Corp. ................  118,700       4,006,125
   Merck & Co., Inc. ................  542,300      35,147,819
   Meredith Corp. ...................   12,000         435,750
   Merrill Lynch & Co., Inc. ........   85,300       5,731,094
   MGIC Investment Corp. ............   25,100       1,198,525
   Micron Technology, Inc. ..........   57,800       3,847,313*
   Microsoft Corp. ..................1,209,900     109,609,378*
   Milacron, Inc. ...................    8,500         150,875
   Millipore Corp. ..................   10,200         383,138
   Minnesota Mining &
     Manufacturing Co. ..............   93,100       8,943,419
   Mirage Resorts, Inc. .............   46,000         646,875*
   Mobil Corp. ......................  181,000      18,235,750
   Monsanto Co. .....................  146,300       5,221,081
   Morgan (J.P.) & Co., Inc. ........   40,600       4,638,550
   Morgan Stanley Dean Witter
     Discover & Co. .................  131,900      11,763,831
   Motorola, Inc. ...................  140,400      12,355,200
   Nabisco Group Holdings ...........   75,300       1,129,500
   Nacco Industries, Inc. Class A ...    1,900         132,763
   Nalco Chemical Co. ...............   14,700         742,350
   National City Corp. ..............  142,700       3,808,306
   National Semiconductor Corp. .....   38,800       1,183,400*
   National Service Industries, Inc.     9,400         296,100
   Navistar International Corp. .....   15,300         711,450*
   Network Applia ...................   17,000       1,217,625*
   New Century Energies, Inc. .......   26,600         889,438
   New York Times Class A ...........   40,300       1,511,250
   Newell Rubbermaid, Inc. ..........   65,133       1,860,361
   Newmont Mining Corp. .............   38,858       1,005,451


--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1999
                                       -----------------------
                                            (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Nextel Communications Corp.
     Class A ........................   76,500  $    5,190,047*
   Niagra Mohawk Holdings, Inc. .....   43,300         668,444*
   Nicor, Inc. ......................   10,900         405,344
   Nike, Inc. Class B ...............   64,900       3,691,188
   Nordstrom, Inc. ..................   32,400         874,800
   Norfolk Southern Corp. ...........   87,800       2,151,100
   Nortel Networks Corp. ............  306,920      15,652,920
   Northern States Power Co. MN .....   35,500         765,469
   Northern Trust Corp. .............   25,900       2,163,459
   Northrop Grumman Corp. ...........   15,900       1,010,644
   Novell, Inc. .....................   77,500       1,600,859*
   Nucor Corp. ......................   20,200         962,025
   Occidental Petroleum Corp. .......   80,200       1,854,625
   Office Depot I ...................   86,600         882,238*
   Omnicom Group, Inc. ..............   41,000       3,246,688
   Oneok, Inc. ......................    7,300         221,281
   Oracle Systems Corp. .............  332,943      15,159,311*
   Owens Corning ....................   12,700         275,431
   Owens-Illinois, Inc. .............   35,900         711,269*
   Paccar, Inc. .....................   18,120         920,723
   PacifiCorp .......................   68,700       1,382,588
   Paine Webber Group, Inc. .........   33,700       1,221,625
   Pall Corp. .......................   28,800         667,800
   Parametric Technology Corp. ......   62,300         839,103*
   Parker-Hannifin Corp. ............   25,125       1,125,914
   Paychex, Inc. ....................   56,700       1,936,659
   PE Corp. - PE Biosystems Group ...   23,400       1,690,650
   PECO Energy Co. ..................   43,100       1,616,250
   Penney (J.C.) Co., Inc. ..........   60,900       2,093,438
   Peoples Energy Corp. .............    8,200         288,538
   Peoplesoft, Inc. .................   56,100         951,947*
   Pep Boys - Manny, Moe & Jack .....   12,100         179,988
   Pepsico, Inc. ....................  338,000      10,224,500
   Pfizer, Inc. .....................  895,800      32,192,813
   PG&E Corp. (Holding Co.) .........   88,400       2,287,350
   Pharmacia & Upjohn, Inc. .........  116,980       5,805,133
   Phelps Dodge Corp. ...............   13,300         732,331
   Phillip Morris Companies, Inc. ...  552,600      18,892,013
   Phillips Petroleum Co. ...........   58,400       2,847,000
   Pioneer Hi-Bred
     International, Inc. ............   55,401       2,205,652
   Pitney Bowes, Inc. ...............   61,900       3,772,031
   Placer Dome, Inc. ................   75,400       1,121,575
   PNC Bank Corp ....................   70,300       3,703,931
   Polaroid Corp. ...................   10,200         265,200
   Potlatch Corp. ...................    6,700         275,956
   PP&L Resources, Inc. .............   36,300         982,369
   PPG Industries, Inc. .............   40,100       2,406,000
   Praxair, Inc. ....................   36,800       1,692,800
   Procter & Gamble Co. .............  306,900      28,771,875
   Progressive Corp. ................   16,900       1,380,519
   Providian Financial Corp. ........   32,700       2,589,431
   Public Service Enterprise
     Group, Inc. ....................   50,800       1,962,150
   Pulte Corp. ......................   10,000         217,500
   Quaker Oats Co. ..................   31,000       1,918,125
   Qualcomm, Inc. ...................   37,100       7,017,697*
   Ralston Purina Co. ...............   74,800       2,080,375
   Raytheon Co. Class B .............   77,700       3,855,863
   Reebok International Ltd. ........   12,900         137,869
   Regions Financial Corp. ..........   51,800       1,552,381
   Reliant Energy, Inc. .............   68,300       1,848,369
   Republic Bank of New York Corp. ..   24,200       1,486,788
   Reynolds Metals Co. ..............   14,500         875,438
   Rite Aid Corp. ...................   59,800         825,988
   Rockwell International (New) .....   44,100       2,315,250
   Rohm & Haas Co. ..................   50,300       1,817,088
   Rowan Companies, Inc. ............   19,200         312,000*


See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY
THE U.S. LARGE COMPANY SERIES (CONTINUED)
--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1999
                                       -----------------------
                                            (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Royal Dutch Petroleum Co. Den
     Haag (N.Y. Registry) ...........  495,700  $   29,277,281
   Russell Corp. ....................    7,700         109,244
   Ryder System, Inc. ...............   16,100         328,038
   Safeco Corp. .....................   30,400         850,250
   Safeway, Inc. ....................  117,800       4,483,763*
   Saint Jude Medical, Inc. .........   19,550         615,825*
   Saint Paul Companies, Inc. .......   52,342       1,439,405
   Sara Lee Corp. ...................  208,900       4,896,094
   SBC Communications, Inc. .........  454,800      23,223,225
   Schering-Plough Corp. ............  339,400      14,806,325
   Schlumberger Ltd. ................  126,400       7,876,300
   Schwab (Charles) Corp. ...........  188,700       6,356,831
   Scientific-Atlanta, Inc. .........   17,700         877,256
   Seagate Technology, Inc. .........   51,500       1,586,844*
   Seagram Co., Ltd. ................   99,800       4,540,900
   Sealed Air Corp. .................   19,192         984,790*
   Sears & Roebuck & Co. ............   87,900       2,757,863
   Sempra Energy ....................   55,445       1,153,949
   Service Corp. International ......   62,900         664,381
   Shared Medical Systems Corp. .....    6,100         285,175
   Sherwin-Williams Co. .............   39,200         820,750
   Sigma-Adrich Corp. ...............   23,300         739,047
   Silicon Graphics, Inc. ...........   43,700         477,969*
   SLM Holdings Corp. ...............   37,200       1,599,600
   Snap-On, Inc. ....................   15,100         490,750
   Solectron Corp. ..................   62,100       4,459,556*
   Sonat, Inc. ......................   25,400       1,008,063
   Southern Co. .....................  157,700       4,060,775
   SouthTrust Corp. .................   38,700       1,388,363
   Southwest Airlines Co. ...........  116,550       1,770,103
   Springs Industries, Inc.
     Class A ........................    4,150         140,841
   Sprint Corp. .....................  200,200      10,860,850
   Sprint Corp. (PCS Group) .........  101,700       7,583,006*
   Stanley Works ....................   20,500         516,344
   Staples, Inc. ....................  107,400       2,342,663*
   State Street Corp. ...............   37,200       2,404,050
   Summit Bancorp ...................   40,900       1,326,694
   Sun Microsystems .................  178,880      16,641,430*
   Sunoco, Inc. .....................   20,900         572,138
   Suntrust Banks, Inc. .............   74,300       4,885,225
   Supervalu, Inc. ..................   32,100         700,181
   Synovus Financial Corp. ..........   62,650       1,170,772
   Sysco Corp. ......................   76,200       2,671,763
   Tandy Corp. ......................   44,560       2,303,195
   Tektronix, Inc. ..................   10,850         363,475
   Tellabs, Inc. ....................   90,500       5,155,672*
   Temple-Inland Inc. ...............   12,900         780,450
   Tenet Healthcare Corp. ...........   71,700       1,259,231*
   Tenneco, Inc. ....................   39,200         666,400
   Texaco, Inc. .....................  127,600       8,054,750
   Texas Instruments, Inc. ..........  181,600      14,936,600
   Texas Utilities Co. ..............   63,900       2,384,269
   Textron, Inc. ....................   34,800       2,692,650
   Thermo-Electron Corp. ............   36,500         490,469*
   Thomas & Betts Corp. .............   13,100         668,100
   Time Warner, Inc. ................  299,000      18,164,250
   Times Mirror Co. Class A .........   16,500       1,085,906
   Timken Co. .......................   14,400         232,200
   TJX Companies, Inc. ..............   73,300       2,056,981
   Torchmark Corp. ..................   30,700         794,363
   Tosco Corp. ......................   35,000         883,750
   Toys "R" Us, Inc. ................   57,200         858,000*
   Tribune Co. ......................   54,800       2,726,300
   Tricon Global Restaurants, Inc. ..   35,360       1,447,550*
   TRW, Inc. ........................   27,800       1,383,050

--------------------------------------------------------------------------------


                                          SEPTEMBER 30, 1999
                                       -----------------------
                                            (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Tupperware Corp. .................   13,300    $    269,325
   Tyco International Ltd. ..........  193,400      19,968,550
   U. S. West, Inc. .................  116,500       6,647,781
   U.S. Bancorp .....................  168,900       5,098,669
   Unicom Corp., Inc. ...............   50,100       1,850,569
   Unilever NV ......................  131,900       8,985,688
   Union Carbide Corp. ..............   30,600       1,738,463
   Union Pacific Corp. ..............   57,100       2,744,369
   Union Pacific Resources
     Group, Inc. ....................   58,376         937,665
   Union Planters Corp. .............   33,100       1,348,825
   Unisys Corp. .....................   70,600       3,185,825*
   United Healthcare Corp. ..........   40,100       1,952,369
   United Technologies Corp. ........  111,500       6,613,344
   Unocal Corp. .....................   56,000       2,075,500
   UNUM Corp. .......................   55,100       1,622,006
   USAir Group, Inc. ................   16,500         433,125*
   UST, Inc. ........................   40,300       1,216,556
   USX-Marathon Group, Inc. .........   71,300       2,085,525
   USX-U.S. Steel Group .............   20,420         525,815
   VF Corp. .........................   27,500         852,500
   Viacom, Inc. Class B .............  160,800       6,793,800*
   Vulcan Materials - Class C .......   23,100         846,038
   Wachovia Corp. ...................   46,800       3,679,650
   Walgreen Co. .....................  231,600       5,876,850
   Wal-Mart Stores, Inc. ............1,028,800      48,932,300
   Warner-Lambert Co. ...............  197,600      13,115,700
   Washington Mutual, Inc. ..........  133,700       3,910,725
   Waste Management, Inc. ...........  142,900       2,750,825
   Watson Pharmaceuticals, Inc. .....   22,100         675,431*
   Wellpoint Health Networks,
     Inc. Class A ...................   15,200         866,400*
   Wells Fargo & Company ............  381,100      15,101,088
   Wendy's International, Inc. ......   28,100         741,138
   Westvaco Corp. ...................   23,150         593,219
   Weyerhaeuser Co. .................   46,200       2,662,275
   Whirlpool Corp. ..................   17,300       1,129,906
   Willamette Industries, Inc. ......   25,700       1,108,313
   Williams Companies, Inc. .........  100,197       3,751,125
   Winn-Dixie Stores, Inc. ..........   34,200       1,015,313
   Worthington Industries, Inc. .....   21,300         361,434
   WR Grace & Co. ...................   16,400         263,425*
   Wrigley (Wm.) Jr. Co. ............   26,700       1,837,294
   Xerox Corp. ......................  153,000       6,416,438
                                                --------------
TOTAL COMMON STOCKS
   (Cost $1,741,279,540) ............           $2,444,451,053
                                                --------------

                                   FACE AMOUNT
                                       (000)    VALUE(DAGGER)
                                   ----------- ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement, PNC
     Capital Markets, Inc.
     5.05%, 10/01/99
     (Collateralized by U.S.
     Treasury Notes 6.75%,
     04/30/00, valued at $6,132,375
     to be repurchased at $6,036,847)
     (Cost $6,036,000)                  $6,036  $    6,036,000
                                                --------------

TOTAL INVESTMENTS -- (100%)
   (Cost $1,747,315,540)(DAGGER)(DAGGER)        $2,450,487,053
                                                ==============
--------------------
(DAGGER) See Note B to Financial Statements.
*        Non-Income Producing Securities.
(DAGGER)(DAGGER) Approximates cost for federal income tax purposes.

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES
  THE U.S. LARGE COMPANY SERIES
--------------------------------------------------------------------------------
                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
COMMON STOCKS -- (99.6%)
   3COM Corp. .......................   59,100    $  2,288,278*
   AES Corp. ........................   28,900       1,322,175*
   AMP, Inc. ........................   36,204       1,751,368
   AMR Corp. ........................   30,000       1,978,125*
   AON Corp. ........................   27,800       1,601,975
   AT & T Corp. .....................  297,939      18,565,324
   Abbott Laboratories ..............  254,000      12,192,000
   Adobe Systems, Inc. ..............   11,100         498,112
   Advanced Micro Devices, Inc. .....   23,700         656,194*
   Aeroquip Vickers, Inc. ...........    4,700         170,962
   Aetna, Inc. ......................   23,737       1,835,167
   Air Products & Chemicals, Inc. ...   38,200       1,456,375
   Airtouch Communications, Inc. ....   94,560       5,407,650*
   Alberto-Culver Co. Class B .......    9,100         233,187
   Albertson's, Inc. ................   40,700       2,322,444
   Alcan Aluminum, Ltd. .............   37,600       1,001,100
   Allegheny Teledyne, Inc. .........   32,535         669,001
   Allergan, Inc. ...................   10,800         657,450
   AlliedSignal, Inc. ...............   92,500       4,070,000
   Allstate Corp. ...................  136,800       5,574,600
   Alltel Corp. .....................   45,200       2,395,600
   Aluminium Co. of America. ........   30,700       2,275,637
   Alza Corp. .......................   14,300         747,175*
   Amerada Hess Corp. ...............   15,000         832,500
   Ameren Corp. .....................   22,700         934,956
   American Electric Power
     Co., Inc. ......................   31,600       1,465,450
   American Express Co. .............   75,100       7,514,694
   American General Corp. ...........   41,700       2,937,244
   American Greetings Corp.
     Class A ........................   11,700         495,056
   American Home Products Corp. .....  217,200      11,565,900
   American International
     Group, Inc. ....................  173,289      16,289,166
   American Stores Co. ..............   45,200       1,517,025
   Ameritech Corp. ..................  182,200       9,861,575
   Amgen, Inc. ......................   41,900       3,150,356*
   Amoco Corp. ......................  157,400       9,276,762
   Anadarko Petroleum Corp. .........   19,800         558,112
   Andrew Corp. .....................   14,193         229,749*
   Anheuser-Busch Companies, Inc. ...   79,600       4,825,750
   Apache Corp. .....................   16,300         374,900
   Apple Computer, Inc. .............   22,300         712,903*#
   Applied Materials, Inc. ..........   60,300       2,338,509*
   Archer-Daniels Midland Co. .......   98,905       1,817,379
   Armstrong World Industries, Inc. .    6,600         439,725
   Asarco, Inc. .....................    6,550         126,906
   Ascend Communications, Inc. ......   35,800       2,010,394*
   Ashland, Inc. ....................   12,700         617,537
   Associates First Capital
     Corp. Class A ..................   57,255       4,458,733
   Atlantic Richfield Co. ...........   53,100       3,531,150
   Autodesk, Inc. ...................    7,800         284,212
   Automatic Data Processing, Inc. ..   49,500       3,811,500
   Autozone, Inc. ...................   25,300         762,162*
   Avery Dennison Corp. .............   19,300         925,194
   Avon Products, Inc. ..............   43,300       1,759,062
   B B & T Corp. ....................   47,400       1,750,837
   BMC Software, Inc. ...............   33,900       1,729,959*
   Baker Hughes, Inc. ...............   52,410         959,758
   Ball Corp. .......................    5,000         213,750
   Baltimore Gas & Electric Co. .....   24,450         750,309
   Bank of New York Co., Inc. .......  123,500       4,229,875
   Bank One Corp. ...................  193,330       9,920,246
   BankAmerica Corp. ................  286,864      18,699,947
   BankBoston Corp. .................   48,400       2,014,650
   Bankers Trust New York Corp. .....   16,000       1,392,000
   Bard (C.R.), Inc. ................    9,300         426,056
   Barrick Gold Corp. ...............   61,600       1,232,000#

--------------------------------------------------------------------------------
                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Battle Mountain Gold Co. .........   37,900      $  177,656
   Bausch & Lomb, Inc. ..............    9,200         510,600
   Baxter International, Inc. .......   47,300       3,006,506
   Bear Stearns Companies, Inc. .....   18,800         789,600
   Becton Dickinson & Co. ...........   41,000       1,742,500
   Bell Atlantic Corp. ..............  256,438      14,264,364
   Bellsouth Corp. ..................  162,300      14,160,675
   Bemis Co., Inc. ..................    8,800         332,750
   Bestfoods, Inc. ..................   47,600       2,766,750
   Bethlehem Steel Corp. ............   21,400         176,550*
   Biomet, Inc. .....................   18,500         707,047
   Black & Decker Corp. .............   15,300         829,069
   Block (H.&R.), Inc. ..............   16,600         745,962
   Boeing Co. .......................  166,606       6,768,369
   Boise Cascade Corp. ..............    9,300         294,694
   Boston Scientific Corp. ..........   32,400       1,603,800*
   Briggs & Stratton Corp. ..........    4,000         201,750
   Bristol Myers Squibb Co. .........  164,300      20,137,019
   Brown-Forman Corp. Class B .......   11,400         829,350
   Browning-Ferris Industries, Inc. .   28,600         843,700
   Brunswick Corp. ..................   16,400         360,800
   Burlington Northern Santa
     Fe Corp. .......................   77,911       2,648,974
   Burlington Resources, Inc. .......   29,400       1,047,375
   CBS Corp. ........................  118,200       3,523,837
   CIGNA Corp. ......................   35,100       2,731,219
   CSX Corp. ........................   36,100       1,504,919
   CVS Corp. ........................   64,416       3,180,540
   Cabletron Systems, Inc. ..........   27,100         379,400*
   Campbell Soup Co. ................   73,900       4,221,537
   Capital One Financial Corp. ......   11,000       1,210,000
   Cardinal Health, Inc. ............   33,000       2,264,625
   Carolina Power & Light Co. .......   25,000       1,159,375
   Case Corp. .......................   12,300         298,275*
   Caterpillar, Inc. ................   60,200       2,976,137
   Cendant Corp. ....................  141,800       2,694,200*
   Centex Corp. .....................    9,800         349,737
   Central & South West Corp. .......   35,000         962,500
   Ceridian Corp. ...................   12,053         784,198*
   Champion International Corp. .....   15,700         652,531
   Chase Manhattan Corp. ............  141,292       8,963,211
   Chevron Corp. ....................  108,000       9,031,500
   Chubb Corp. ......................   27,400       1,919,712
   Cincinnati Financial Corp. .......   27,600       1,077,262
   Cinergy Corp. ....................   26,093         901,839
   Circuit City Stores, Inc.
     (Circuit City Group) ...........   16,600         600,712
   Cisco Sytems, Inc. ...............  256,900      19,371,866*
   Citigroup, Inc. ..................  377,368      18,939,156
   Clear Channel Communications,
     Inc. ...........................   41,166       1,924,510*
   Clorox Co. .......................   17,300       1,921,381
   Coastal Corp. ....................   35,200       1,227,600
   Coca-Cola Co. ....................  407,100      28,522,444
   Coca-Cola Enterprises, Inc. ......   66,800       2,525,875*
   Colgate-Palmolive Co. ............   48,700       4,169,937
   Columbia Gas System, Inc. ........   13,800         783,150
   Columbia/HCA Healthcare Corp. ....  106,482       2,622,119
   Comcast Corp. Class A Special ....   60,900       2,955,553
   Comerica, Inc. ...................   25,750       1,660,875
   Compaq Computer Corp. ............  276,024       8,970,780
   Computer Associates
     International, Inc. ............   92,800       4,106,400
   Computer Sciences Corp. ..........   26,100       1,490,962
   Conagra, Inc. ....................   80,700       2,537,006
   Conseco, Inc. ....................   51,688       1,712,165
   Consolidated Edison, Inc. ........   38,500       1,956,281
   Consolidated Natural Gas Co. .....   15,800         858,137
   Consolidated Stores Corp. ........   18,100         389,150*
   Cooper Industries, Inc. ..........   19,200         943,200

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES
  THE U.S. LARGE COMPANY SERIES (CONTINUED)
--------------------------------------------------------------------------------
                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Cooper Tire & Rubber Co. .........   12,800      $  250,400
   Coors (Adolph) Co. Class B .......    6,000         298,687
   Corning, Inc. ....................   38,300       1,536,787
   Costco Companies, Inc. ...........   35,903       2,254,035*
   Countrywide Credit
     Industries, Inc. ...............   18,300         905,850
   Crane Co. ........................   11,400         368,362
   Crown Cork & Seal Co., Inc. ......   20,500         691,875
   Cummins Engine Co., Inc. .........    6,400         237,600
   Cyprus Amax Minerals Co., Inc. ...   15,450         175,744
   DTE Energy Co. ...................   24,000       1,047,000
   Dana Corp. .......................   27,342       1,066,338
   Danaher Corp. ....................   22,100       1,008,312
   Darden Restaurants, Inc. .........   23,000         363,687
   Data General Corp. ...............    8,200         148,625*
   Dayton-Hudson Corp. ..............   72,400       3,258,000
   Deere & Co. ......................   40,300       1,407,981
   Dell Computer Corp. ..............  208,900      12,697,203*
   Delta Air Lines, Inc. ............   24,900       1,336,819
   Deluxe Corp. .....................   13,300         462,175
   Dillards, Inc. Class A ...........   18,200         625,625
   Disney (Walt) Co. ................  338,300      10,889,031
   Dollar General Corp. .............   30,575         728,067
   Dominion Resources, Inc. VA ......   32,300       1,491,856
   Donnelley (R.R.) & Sons Co. ......   23,100         980,306
   Dover Corp. ......................   36,900       1,314,562
   Dow Chemical Co. .................   36,900       3,593,137
   Dow Jones & Co., Inc. ............   15,500         741,094
   DuPont (E.I.) de Nemours & Co. ...  186,600      10,962,750
   Duke Power Co. ...................   59,741       3,737,546
   Dun & Bradstreet. ................   28,300         854,306
   E G & G, Inc. ....................    7,600         212,325
   EMC Corp. MA. ....................   82,400       5,974,000*
   Eastern Enterprises ..............    3,700         150,081
   Eastman Chemical Co. .............   13,150         761,878
   Eastman Kodak Co. ................   53,500       3,882,094
   Eaton Corp. ......................   11,800         806,087
   Ecolab, Inc. .....................   21,400         662,062
   Edison International. ............   58,500       1,608,750
   Electronic Data Systems Corp. ....   81,200       3,166,800
   Emerson Electric Co. .............   72,500       4,712,500
   Engelhard Corp. ..................   23,874         461,067
   Enron Corp. ......................   54,500       2,864,656
   Entergy Corp. ....................   40,600       1,190,087
   Equifax, Inc. ....................   24,300       1,008,450
   Exxon Corp. ......................  402,600      30,220,162
   FDX Corp. ........................   24,300       1,576,462*
   FMC Corp. ........................    5,700         331,312*
   FPL Group, Inc. ..................   30,000       1,837,500
   Fannie Mae. ......................  171,300      12,462,075
   Federal Home Loan
     Mortgage Corp. .................  112,100       6,782,050
   Federated Department
     Stores, Inc. ...................   34,900       1,454,894*
   Fifth Third BanCorp. .............   44,100       2,931,272
   First Data Corp. .................   73,700       1,966,869
   First Union Corp. ................  160,164       9,729,963
   FirstEnergy Corp. ................   39,100       1,209,656
   Fleet Financial Group, Inc. ......   93,628       3,903,117
   Fleetwood Enterprises, Inc. ......    5,700         192,019
   Fluor Corp. ......................   13,000         556,562
   Ford Motor Co. ...................  199,800      11,038,950
   Fort James Corp. .................   36,400       1,424,150
   Fortune Brands, Inc. .............   28,600         974,187
   Foster Wheeler Corp. .............    6,750         115,594*
   Franklin Resources, Inc. .........   41,700       1,782,675
   Freeport McMoran Copper &
     Gold, Inc. Class B .............   29,700         387,956
   Frontier Corp. ...................   28,300         852,537*
--------------------------------------------------------------------------------

                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Fruit of The Loom, Inc.
      Class A .......................   11,900      $  175,525*
   GPU, Inc. ........................   21,200         928,825
   GTE Corp. ........................  158,900       9,851,800
   Gannett Co., Inc. ................   47,000       3,034,437
   Gap, Inc. ........................   64,800       4,766,850
   Gateway 2000, Inc. ...............   25,600       1,436,800*#
   General Dynamics Corp. ...........   21,000       1,219,312
   General Electric Co. .............  537,300      48,625,650
   General Instrument Corp. .........   24,880         699,750*
   General Mills, Inc. ..............   25,600       1,932,800
   General Motors Corp. .............  107,800       7,546,000
   General RE Corp. .................   12,400       2,895,400
   Genuine Parts Co. ................   29,375         967,539
   Georgia-Pacific Corp. ............   15,300         868,275
   Gillette Co. .....................  185,600       8,526,000
   Golden West Financial Corp. ......    9,600         909,000
   Goodrich (B.F.) Co. ..............   12,200         462,837
   Goodyear Tire & Rubber Co. .......   26,000       1,475,500
   Grainger (W.W.), Inc. ............   16,200         684,450
   Great Atlantic & Pacific
     Tea Co., Inc. ..................    6,300         172,069
   Great Lakes Chemical Corp. .......    9,800         391,387
   Guidant Corp. ....................   24,700       2,119,569
   HBO & Co. ........................   71,300       1,775,816
   HCR Manor Care, Inc. .............   18,000         571,500*
   Halliburton Co. ..................   72,600       2,132,625
   Harcourt General, Inc. ...........   11,623         601,490
   Harnischfeger Industries, Inc. ...    7,876          78,760*
   Harrahs Entertainment, Inc. ......   16,700         259,894*
   Harris Corp. .....................   13,300         504,569
   Hartford Financial Services
     Group, Inc. ....................   38,400       2,119,200
   Hasbro, Inc. .....................   21,799         764,327
   Healthsouth Corp. ................   69,700         936,594*
   Heinz (H.J.) Co. .................   59,800       3,487,087
   Helmerich & Payne, Inc. ..........    8,300         143,175
   Hercules, Inc. ...................   15,600         512,850
   Hershey Foods Corp. ..............   23,600       1,587,100
   Hewlett-Packard Co. ..............  171,700      10,774,175
   Hilton Hotels Corp. ..............   43,100         937,425
   Home Depot, Inc. .................  242,344      12,056,614
   Homestake Mining Co. .............   34,900         375,175
   Honeywell, Inc. ..................   20,800       1,662,700
   Household International, Inc. ....   81,412       3,185,244
   Houston Industries, Inc. .........   48,724       1,540,896*
   Humana, Inc. .....................   27,600         546,825
   Huntington Bancshares, Inc. ......   34,930       1,035,893
   IMS Health, Inc. .................   27,600       1,831,950
   ITT Industries, Inc. .............   19,600         705,600
   Ikon Office Solutions, Inc. ......   22,400         218,400
   Illinois Tool Works, Inc. ........   41,400       2,631,487
   Inco Ltd. ........................   27,400         316,812
   Ingersoll-Rand Co. ...............   27,400       1,282,662
   Intel Corp. ......................  277,100      29,814,228
   International Business
     Machines Corp. .................  153,800      25,377,000
   International Flavors &
     Fragrances, Inc. ...............   17,700         741,187
   International Paper Co. ..........   50,600       2,197,937
   Interpublic Group of
     Companies, Inc. ................   22,350       1,536,563
   Jefferson-Pilot Corp. ............   17,575       1,199,494
   Johnson & Johnson. ...............  222,100      18,045,625
   Johnson Controls, Inc. ...........   14,000         810,250
   Jostens, Inc. ....................    6,100         142,969
   K Mart Corp. .....................   81,300       1,239,825*
   KLA-Tencor Corp. .................   14,400         490,050*
   Kaufman & Broad Home Corp. .......    6,600         166,238
   Kellogg Co. ......................   67,200       2,461,200
   Kerr-McGee Corp. .................    7,900         312,050
   Keycorp. .........................   72,600       2,227,913


See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES
  THE U.S. LARGE COMPANY SERIES (CONTINUED)
--------------------------------------------------------------------------------
                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Kimberly Clark Corp. .............   90,404    $  4,757,511
   King World Productions, Inc. .....   12,100         329,725*
   Knight Ridder, Inc. ..............   13,052         671,362
   Kohls Corp. ......................   26,000       1,278,875*
   Kroger Co. .......................   42,200       2,239,238*
   LSI Logic Corp. ..................   23,300         361,150*
   Laidlaw, Inc. ....................   54,500         541,594
   Lehman Brothers Holdings, Inc. ...   19,600         978,775
   Lilly (Eli) & Co. ................  181,900      16,314,156
   Limited, Inc. ....................   37,700       1,090,944
   Lincoln National Corp. ...........   16,700       1,397,581
   Liz Claiborne, Inc. ..............   10,900         369,238
   Lockheed Martin Corp. ............   32,257       3,346,664
   Loews Corp. ......................   19,100       1,910,000
   Longs Drug Stores Corp. ..........    6,400         228,000
   Louisiana-Pacific Corp. ..........   18,100         307,700
   Lowe's Companies, Inc. ...........   58,000       2,450,500
   Lucent Technologies, Inc. ........  217,200      18,692,775
   MBIA, Inc. .......................   16,500       1,068,375
   MBNA Corp. .......................  124,145       2,816,540
   MCI Worldcom, Inc. ...............  293,401      17,301,490*
   MGIC Investment Corp. ............   18,800         826,025
   Mallinckrodt, Inc. ...............   12,100         390,981
   Marriott International,
     Inc. Class A ...................   41,200       1,210,250
   Marsh & McLennan Companies,
     Inc. ...........................   42,400       2,467,150
   Masco Corp. ......................   56,000       1,617,000
   Mattel, Inc. .....................   48,352       1,671,166
   May Department Stores Co. ........   38,300       2,309,969
   Maytag Corp. .....................   15,100         817,288
   McDermott International, Inc. ....    9,800         262,763
   McDonalds Corp. ..................  112,800       7,903,050
   McGraw-Hill Companies, Inc. ......   16,300       1,458,850
   Mead Corp. .......................   17,200         521,375
   Mediaone Group. ..................  100,700       4,078,350*
   Medtronic, Inc. ..................   77,500       5,245,781
   Mellon Bank Corp. ................   43,000       2,706,313
   Mercantile Bancorporation, Inc. ..   25,100       1,105,969
   Merck & Co., Inc. ................  196,500      30,432,938
   Meredith Corp. ...................    8,700         337,669
   Merrill Lynch & Co., Inc. ........   57,500       4,312,500
   Meyer (Fred), Inc. ...............   25,400       1,292,225*
   Micron Technology, Inc. ..........   35,300       1,458,331*
   Microsoft Corp. ..................  456,600      55,719,469*
   Milacron, Inc. ...................    6,500         131,625
   Millipore Corp. ..................    7,200         202,500
   Minnesota Mining &
     Manufacturing Co. ..............   66,500       5,340,781
   Mirage Resorts, Inc. .............   29,700         441,788*
   Mobil Corp. ......................  129,200      11,135,425
   Monsanto Co. .....................   99,200       4,495,000
   Moore Corp., Ltd. ................   14,600         159,688#
   Morgan (J.P.) & Co., Inc. ........   29,000       3,099,375
   Morgan Stanley Dean Witter
     Discover & Co. .................   96,509       6,731,503
   Morton International, Inc. .......   21,600         635,850
   Motorola, Inc. ...................   98,800       6,125,600
   Nacco Industries, Inc. Class A ...    1,300         113,181
   Nalco Chemical Co. ...............   10,900         364,469
   National City Corp. ..............   54,267       3,649,456
   National Semiconductor Corp. .....   27,100         389,563*
   National Service Industries,
     Inc. ...........................    6,800         262,650
   Navistar International Corp. .....   11,100         287,213*
   New Century Energies, Inc. .......   18,400         884,350*
   New York Times Class A ...........   31,300         972,256
   Newell Co. .......................   26,700       1,181,475#
   Newmont Mining Corp. .............   27,658         549,703
   Nextel Communications Corp.
     Class A ........................   47,052       1,013,088*
   Niagara Mohawk Power Corp. .......   30,900         475,088*


--------------------------------------------------------------------------------

                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Nicor, Inc. ......................    7,900      $  332,294
   Nike, Inc. Class B ...............   47,500       1,900,000
   Nordstrom, Inc. ..................   24,600         917,119
   Norfolk Southern Corp. ...........   62,500       1,898,438
   Northern States Power Co. MN. ....   25,000         679,688
   Northern Telecom, Ltd. ...........  107,660       5,026,376
   Northern Trust Corp. .............   18,300       1,478,869
   Northrop Grumman Corp. ...........   11,300         918,125
   Novell, Inc. .....................   58,400         965,425*
   Nucor Corp. ......................   14,600         613,200
   Occidental Petroleum Corp. .......   58,400       1,182,600
   Omnicom Group, Inc. ..............   27,900       1,490,906
   Oneok, Inc. ......................    5,200         181,025
   Oracle Systems Corp. .............  160,662       5,507,694*
   Oryx Energy Co. ..................   17,500         241,719*
   Owens Corning. ...................    8,900         332,081
   Owens-Illinois, Inc. .............   25,700         825,613*
   PECO Energy Co. ..................   36,700       1,472,588
   PG&E Corp. (Holding Co.). ........   63,200       1,955,250
   PNC Bank Corp. ...................   49,950       2,575,547
   PP&L Resources, Inc. .............   25,000         682,813
   PPG Industries, Inc. .............   29,200       1,786,675
   Paccar, Inc. .....................   12,920         588,668
   PacifiCorp. ......................   49,000         918,750
   Pall Corp. .......................   20,500         476,625
   Parametric Technology Corp. ......   44,900         764,703*
   Parker-Hannifin Corp. ............   18,325         636,794
   Paychex, Inc. ....................   27,000       1,344,094
   Penney (J.C.) Co., Inc. ..........   41,700       2,293,500
   Pennzoil Co. .....................    7,900         293,288
   Peoples Energy Corp. .............    5,800         218,588
   Peoplesoft, Inc. .................   38,100         784,622*
   Pep Boys - Manny, Moe & Jack. ....   10,500         148,313
   Pepsico, Inc. ....................  243,000       9,401,063
   Perkin Elmer Corp. ...............    8,200         764,650
   Pfizer, Inc ......................  215,700      24,077,513
   Pharmacia & Upjohn, Inc. .........   84,080       4,377,415
   Phelps Dodge Corp. ...............    9,700         549,869
   Philip Morris Companies, Inc. ....  401,500      22,458,906
   Phillips Petroleum Co. ...........   42,800       1,797,600
   Pioneer Hi-Bred
     International, Inc. ............   39,901       1,194,536
   Pitney Bowes, Inc. ...............   45,400       2,542,400
   Placer Dome, Inc. ................   41,200         599,975
   Polaroid Corp. ...................    7,300         155,125
   Potlatch Corp. ...................    4,800         181,500
   Praxair, Inc. ....................   26,000         992,875
   Procter & Gamble Co ..............  221,332      19,394,217
   Progressive Corp. ................   11,800       1,750,825
   Provident Companies, Inc. ........   22,400         861,000*
   Providian Financial Corp. ........   15,800       1,450,638
   Public Service Enterprise
     Group, Inc. ....................   38,400       1,497,600
   Pulte Corp. ......................    7,100         180,606
   Quaker Oats Co. ..................   22,600       1,387,075
   RJR Nabisco Holdings Corp. .......   53,700       1,547,231
   Ralston Purina Group. ............   51,600       1,796,325
   Raychem Corp. ....................   13,800         470,063
   Raytheon Co. Class B .............   56,000       3,101,000
   Reebok International Ltd. ........    9,300         148,219*
   Regions Financial Corp. ..........   35,300       1,368,978
   Republic New York Corp. ..........   17,800         832,150
   Reynolds Metals Co. ..............   11,800         647,525
   Rite Aid Corp. ...................   42,600       1,975,575
   Rockwell International Corp. .....   31,700       1,551,319
   Rohm & Haas Co. ..................   29,500       1,030,656
   Rowan Companies, Inc. ............   14,100         138,356*

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                          THE U.S. LARGE COMPANY SERIES
  THE U.S. LARGE COMPANY SERIES (CONTINUED)
--------------------------------------------------------------------------------
                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Royal Dutch Petroleum Co.
     Den Haag (N.Y. Registry). ......  353,700  $   16,623,900
   Rubbermaid, Inc. .................   24,800         819,950
   Russell Corp. ....................    6,000         142,875
   Ryder System, Inc. ...............   12,100         345,606
   SBC Communications, Inc ..........  323,108      15,488,990
   SLM Holdings Corp. ...............   27,500       1,210,000
   Safeco Corp. .....................   23,400       1,005,469
   Safeway, Inc. ....................   80,500       4,251,406*
   Saint Jude Medical, Inc. .........   13,850         402,516*
   Saint Paul Companies, Inc. .......   39,042       1,376,231
   Sara Lee Corp. ...................   77,000       4,494,875
   Schering-Plough Corp. ............  121,000      12,871,375
   Schlumberger Ltd. ................   89,900       4,017,406
   Schwab (Charles) Corp. ...........   44,150       2,488,956
   Scientific-Atlanta, Inc. .........   12,900         249,938
   Seagate Technology, Inc. .........   40,100       1,182,950*
   Seagram Co., Ltd. ................   57,200       1,962,675#
   Sealed Air Corp. .................   13,792         608,572*
   Sears, Roebuck & Co. .............   64,800       3,073,950
   Sempra Energy. ...................   39,645         993,603
   Service Corp. International ......   42,600       1,592,175
   Shared Medical Systems Corp. .....    4,400         230,450
   Sherwin-Williams Co. .............   28,600         811,525
   Sigma-Aldrich Corp. ..............   16,600         533,794
   Silicon Graphics, Inc. ...........   31,200         382,200*
   Snap-On, Inc. ....................    9,800         333,200
   Sonat, Inc. ......................   18,100         537,344
   Southern Co ......................  115,300       3,401,350
   Southwest Airlines Co. ...........   55,500       1,193,250
   Springs Industries, Inc.
     Class A ........................    3,050         118,759
   Sprint Corp. .....................   70,900       5,157,975
   Sprint Corp. (PCS Group). ........   94,100       1,505,600*#
   Stanley Works. ...................   14,700         449,269
   Staples, Inc. ....................   47,500       1,656,563*
   State Street Corp. ...............   26,600       1,825,425
   Summit Bancorp. ..................   28,700       1,200,019
   Sun Microsystems. ................   62,740       4,642,760*
   Sunamerica, Inc. .................   34,350       2,722,238
   Sunoco, Inc. .....................   15,400         521,675
   Suntrust Banks, Inc. .............   34,500       2,408,531
   Supervalu, Inc. ..................   20,000         516,250
   Synovus Financial Corp. ..........   43,550         960,822
   Sysco Corp. ......................   55,800       1,503,113
   TJX Companies, Inc. ..............   52,300       1,340,188
   TRW, Inc. ........................   20,000       1,101,250
   Tandy Corp. ......................   16,530         744,883
   Tektronix, Inc. ..................    7,850         210,478*
   Tele-Communications, Inc.
     Class A (TCI Group) ............   86,500       3,651,922*
   Tellabs, Inc. ....................   32,100       1,734,403*
   Temple-Inland, Inc. ..............    9,100         488,556
   Tenet Healthcare Corp. ...........   51,000       1,507,688*
   Tenneco, Inc. ....................   28,100       1,001,063
   Texaco, Inc. .....................   88,600       5,100,038
   Texas Instruments, Inc. ..........   64,300       4,910,913
   Texas Utilities Co. ..............   45,997       2,049,741
   Textron, Inc. ....................   27,000       2,097,563
   Thermo-Electron Corp. ............   27,400         462,375*
   Thomas & Betts Corp. .............    9,400         407,138
   Time Warner, Inc. ................   98,900      10,458,675
   Times Mirror Co. Class A .........   14,300         838,338
   Timken Co. .......................   10,300         198,275
   Torchmark Corp. ..................   23,100         877,800
   Toys R Us, Inc. ..................   43,200         853,200*


--------------------------------------------------------------------------------

                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------  --------------
   Transamerica Corp. ...............   10,200    $  1,083,750
   Tribune Co. ......................   20,000       1,282,500
   Tricon Global Restaurants, Inc. ..   25,260       1,150,909*
   Tupperware Corp. .................    9,500         165,656
   Tyco International Ltd ...........  106,185       6,988,300
   U.S. Bancorp. ....................  122,400       4,505,850
   U.S. West, Inc. ..................   82,981       5,165,567
   UNUM Corp. .......................   22,700       1,222,963
   USAir Group, Inc. ................   15,400         800,800*
   UST, Inc. ........................   30,700       1,066,825
   USX-Marathon Group, Inc. .........   50,800       1,441,450
   USX-US Steel Group. ..............   14,520         354,833
   Unicom Corp., Inc. ...............   35,700       1,345,444
   Unilever NV ......................  105,800       8,179,663
   Union Camp Corp. .................   11,400         737,438
   Union Carbide Corp. ..............   22,400       1,002,400
   Union Pacific Corp. ..............   40,700       1,979,038
   Union Pacific Resources
     Group, Inc. ....................   41,476         464,013
   Union Planters Corp. .............   20,900         995,363
   Unisys Corp. .....................   42,100       1,199,850*
   United Healthcare Corp. ..........   32,100       1,448,513
   United Technologies Corp. ........   37,400       4,008,813
   Unocal Corp. .....................   39,700       1,344,838
   VF Corp. .........................   20,000         981,250
   Venator Group, Inc. ..............   22,300         175,613*
   Viacom, Inc. Class B .............   59,334       3,949,419*
   WR Grace & Co. ...................   12,500         206,250*
   Wachovia Corp. ...................   34,000       2,968,625
   Walgreen Co. .....................   82,100       4,407,744
   Wal-Mart Stores, Inc. ............  369,100      27,797,844
   Warner-Lambert Co. ...............  135,300      10,215,150
   Washington Mutual, Inc. ..........   98,090       3,804,053
   Waste Management, Inc. ...........   94,547       4,053,703
   Wells Fargo Company ..............  267,100       9,615,600
   Wendy's International, Inc. ......   21,000         420,000
   Westvaco Corp. ...................   16,750         471,094
   Weyerhaeuser Co. .................   32,900       1,649,113
   Whirlpool Corp. ..................   12,500         700,000
   Willamette Industries, Inc. ......   18,300         639,356
   Williams Companies, Inc. .........   70,097       2,019,670
   Winn-Dixie Stores, Inc. ..........   24,500         987,656
   Worthington Industries, Inc. .....   15,975         196,193
   Wrigley (Wm.) Jr. Co. ............   19,100       1,683,188
   Xerox Corp. ......................   54,100       5,815,750
                                                --------------
TOTAL COMMON STOCKS
   (Cost $995,063,600)                          $1,555,425,299
                                                --------------

                                   FACE AMOUNT   VALUE(DAGGER)
                                   -----------  --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   Repurchase Agreement, PNC Capital
     Markets Inc. 4.95%, 12/01/98
     (Collateralized by U.S. Treasury
     Notes 6.25%, 08/31/02, valued
     at $6,581,138) to be repurchased
     at $6,476,890.
     (Cost $6,476,000) ..............   $6,476       6,476,000
                                                --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,001,539,600)
   (DAGGER)(DAGGER) .................           $1,561,901,299
                                                --------------
--------------------
(DAGGER) See Note B to Financial Statements.
*        Non-Income Producing Securities
#        Total or Partial Securities on Loan
(DAGGER)(DAGGER) The cost for federal income tax purposes is $1,008,917,865.

See accompanying notes to financial statements.

  STATEMENT OF ASSETS AND LIABILITIES           THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE COMPANY SERIES
                                                         (AMOUNTS IN THOUSANDS)
                                                              SEPTEMBER 30, 1999
                                                              ------------------
                                                                     (UNAUDITED)
ASSETS
   Investments at Value (Cost $1,747,316) .......................   $2,450,487
   Receivable for Dividends and Interest ........................        2,918
   Collateral for Securities Loaned .............................          148
   Receivable for Securities Lending ............................           22
   Prepaid Expenses and Other Assets ............................           13
                                                                    ----------
        Total Assets ............................................    2,453,588
                                                                    ----------

LIABILITIES:
   Payable for Investment Securities Purchased ..................        2,494
   Payable for Securities Loaned ................................          148
   Accrued Expenses .............................................          136
                                                                    ----------
        Total Liabilities .......................................        2,778
                                                                    ----------

NET ASSETS ......................................................   $2,450,810
                                                                    ==========

See accompanying notes to financial statements.

  STATEMENT OF ASSETS AND LIABILITIES           THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE COMPANY SERIES
                                                          (AMOUNTS IN THOUSANDS)
                                                               NOVEMBER 30, 1998
                                                               -----------------
ASSETS
   Investment at Value (Cost $1,001,540) ........................   $1,561,901
   Collateral for Securities Loaned .............................        6,673
   Receivable for Dividends and Interest ........................        2,274
   Receivable for Fund Shares Sold ..............................          113
   Prepaid Expenses and Other Assets ............................            7
                                                                    ----------
        Total Assets ............................................   $1,570,968
                                                                    ----------

LIABILITIES:
   Payable for Securities Loaned ................................        6,673
   Payable for Investment Securities Purchased ..................        7,013
   Accrued Expenses .............................................          108
                                                                    ----------
        Total Liabilities .......................................       13,794
                                                                    ----------

NET ASSETS ......................................................   $1,557,174
                                                                    ==========

See accompanying notes to financial statements.

  STATEMENTS OF OPERATIONS                      THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE COMPANY SERIES                          (AMOUNTS IN THOUSANDS)

                                                                       YEAR
                                                                       ENDED
                                                                     NOV. 30,
                                                                       1998
                                                                    ----------

INVESTMENT INCOME
   Dividends ....................................................     $ 17,663
   Interest .....................................................          276
   Income From Securities Lending ...............................           85
                                                                      --------
     Total Investment Income ....................................       18,024
                                                                      --------
EXPENSES
   Investment Advisory Services .................................          293
   Accounting & Transfer Agent Fees .............................          176
   Custodian's Fee ..............................................          134
   Legal Fees ...................................................           12
   Audit Fees ...................................................           18
   Shareholders' Reports ........................................           18
   Trustees' Fees and Expenses ..................................            4
   Other ........................................................           84
                                                                      --------
     Total Expenses .............................................          739
                                                                      --------
     NET INVESTMENT INCOME ......................................       17,285
                                                                      --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net Realized Gain on Investment Securities ......................        1,283

Change in Unrealized Appreciation of Investment Securities ......      265,133
                                                                      --------
   NET GAIN ON INVESTMENT SECURITIES ............................      266,416
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............     $283,701
                                                                      ========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS           THE DFA INVESTMENT TRUST COMPANY
  THE U.S. LARGE COMPANY SERIES                      (AMOUNTS IN THOUSANDS)

                                                                       YEAR             YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,         NOV. 30,
                                                                        1998             1997
                                                                      --------         --------

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ........................................     $  17,285         $ 11,179
   Net Realized Gain on Investment Securities ...................         1,283              975
   Change in Unrealized Appreciation of Investment Securities ...       265,133          147,979
                                                                     ----------         --------
     Net Increase in Net Assets Resulting from Operations .......       283,701          160,133
                                                                     ----------         --------
Transactions in Interest:
   Contributions ................................................       604,903          269,144
   Withdrawals ..................................................      (153,923)         (73,225)
                                                                     ----------         --------
     Net Increase from Transactions in Interest .................       450,980          195,919
                                                                     ----------         --------
     Total Increase .............................................       734,681          356,052
                                                                     ----------         --------
NET ASSETS
   Beginning of Period ..........................................       822,493          466,441
                                                                     ----------         --------
   End of Period ................................................    $1,557,174         $822,493
                                                                     ==========         ========

See accompanying notes to financial statements.

  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

  FINANCIAL HIGHLIGHTS                          THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES                  (AMOUNTS IN THOUSANDS)

                                                           YEAR           YEAR           YEAR            YEAR          YEAR
                                                           ENDED          ENDED          ENDED           ENDED         ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,      NOV. 30,
                                                           1998           1997           1996            1995          1994
                                                        -----------      ---------    ---------       --------       --------


Net Asset Value, Beginning of Period (1) ..........             N/A            N/A    $   13.48       $  10.11       $  10.27
                                                      -------------    -----------    ---------       ----------     --------
INCOME FROM INVESTMENT OPERATIONS (1)
   Net Investment Income ..........................              --             --         0.15           0.30           0.28
   Net Gains (Losses) on Securities(Realized
     and Unrealized) ..............................              --             --         1.41           3.36          (0.14)
                                                      -------------    -----------    ---------       ----------     --------
   Total from Investment Operations ...............              --             --         1.56           3.66           0.14
                                                      -------------    -----------    ---------       ----------     --------
LESS DISTRIBUTIONS (1)
   Net Investment Income ..........................              --             --        (0.16)         (0.29)         (0.29)
   Net Realized Gains .............................              --             --        (0.08)            --          (0.01)
                                                      -------------    -----------    ---------       ----------     --------
        Total Distributions .......................              --             --        (0.24)         (0.29)         (0.30)
                                                      -------------    -----------    ---------       ----------     --------
Net Asset Value, End of Period (1) ................             N/A            N/A    $   14.80       $  13.48       $  10.11
                                                      =============    ===========    =========       ========       ========
Total Return (1) ..................................             N/A            N/A        11.60%#        36.77%          1.30%
                                                      =============    ===========    =========       ========       ========
Net Assets, End of Period (thousands) .............   $   1,557,174    $   822,493    $ 466,441       $ 97,118       $ 48,657
Ratio of Expenses to Average Net Assets ...........            0.06%          0.07%        0.12%          0.02%          0.02%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses) ..            0.06%          0.07%        0.12%          0.18%          0.33%
Ratio of Net Investment Income to Average Net Assets           1.47%          1.75%        2.12%          2.61%          2.83%
Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Assumption of Expenses) ..            1.47%          1.75%        2.12%          2.45%          2.52%
Portfolio Turnover Rate ...........................            9.31%          4.28%       14.09%          2.38%          8.52%

----------------
#    Non-Annualized
(1) Items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.

See accompanying notes to financial statements

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     THE DFA INVESTMENT TRUST COMPANY

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1998, The Trust consisted of sixteen portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

     On June 1, 1996, the Series was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of the Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was The U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to the Series in exchange for a 63.4% interest in the Series. The total net assets of the Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, the Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: Prior to June 1, 1996, the Series qualified as a regulated investment company and distributed all of its taxable income. Accordingly, no provision for federal taxes was required in the financial statements prior to that time. Effective June 1, 1996, the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been passed through to its Feeder Funds.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Series custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1%.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)     THE DFA INVESTMENT TRUST COMPANY

D.   PURCHASES AND SALES OF SECURITIES:

     The Series made the following purchases and sales of investment securities, other than short-term and government securities (amounts in thousands):

                                                  YEAR ENDED
                                                 NOV. 30, 1998
                                                    ------------
     Purchases ................................     $513,170
     Sales ....................................      107,862

E.   INVESTMENT TRANSACTIONS:

     The gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                  YEAR ENDED
                                                 NOV. 30, 1998
                                                 -------------
     Gross Unrealized Appreciation ............     $571,157
     Gross Unrealized Depreciation ............      (18,174)
                                                    --------
     Net ......................................     $552,983
                                                    ========
F.   LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1998, the Series borrowed against the line of credit as follows:

                                                                                          MAXIMUM
                                                                                          AMOUNT
                                       WEIGHTED       WEIGHTED    NUMBER OF    INTEREST   BORROWED
                                        AVERAGE       AVERAGE       DAYS       EXPENSE    DURING
                                     INTEREST RATE  LOAN BALANCE  OUTSTANDING INCURRED   THE PERIOD
                                     -------------  ------------  ----------- ---------  -----------
     Year Ended November 30, 1998 ...     6.25%      $5,573,087       19       $31,901   $33,400,000

     There were no outstanding borrowings under the line of credit at at November 30, 1998.

G.   SECURITIES LENDING

     Security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Warburg Dillon Reed. The market value of securities on loan to brokers from the Series, the related collateral cash received and the value of the collateral on overnight repurchase agreements was as follows:

                                                                   NOV. 30, 1998
                                                                  -------------
     Value of Securities on Loan .................................   $6,188,118
     Value of Collateral and Indemnification .....................    6,672,900
     Value of Collateral on Overnight Repurchase Agreements ......    6,228,371

REPORT OF INDEPENDENT  ACCOUNTANTS             THE DFA INVESTMENT  TRUST COMPANY

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series of The DFA Investment Trust Company (the "Fund") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999


108

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

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Adviser -- Large Cap Value Equity
Portfolio, Large Cap Growth Equity
Portfolio, Mid-Cap Value Equity
Portfolio, Mid-Cap Growth Equity
Portfolio, Small Cap Value Equity
Portfolio, Small Cap Growth Equity
Portfolio, Micro-Cap Equity Portfolio,
International Small Cap Equity Portfolio,
Select Equity Portfolio and Balanced Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154

Sub-Adviser -- International Equity Portfolio and International Emerging Markets Portfolio
   BlackRock International Limited
   Edinburgh, Scotland EH2 3AH

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103



To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(REGISTRATION MARK)

STOCK PORTFOLIOS
----------------
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity

         Micro-Cap Equity
         International Equity
         International Small Cap Equity
         International Emerging Markets
         Select Equity
         Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
         Balanced

BOND PORTFOLIOS
---------------
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Core Bond
         Government Income

         GNMA
         Managed Income
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income

         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market

         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.


GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]
BLACKROCK
FUNDS

P.O. Box 8907
Wilmington, DE 19899





Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
                                                                   AR 9/30/99 EP